UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	December 31, 2021

Date of reporting period:	June 30, 2021

ITEM 1 – REPORT TO STOCKHOLDERS
Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2021
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Two ways to sign up (some restrictions may apply):
Visit Principal.com > Log in, select “My Profile”, then
select “Manage Delivery Preferences”
Telephone: > Call us at 1-800-247-9988 if you have a life
insurance policy or 1-800-852-4450 if you have an annuity.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 42
Schedules of Investments 66
Financial Highlights (Includes performance information) 192
Shareholder Expense Example 212
Supplemental Information 216

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ..........................................................
$ 5,551 $ 2,753,436 $ 240,673
Investment in affiliated securities--at cost ................................................
$ 17 $ 267,404 $ 20,879
Assets
Investment in securities--at value  .......................................................... $ 6,541 $ 2,851,684
(a)
$ 248,044
(a)
Investment in affiliated securities--at value ................................................. 17 267,404 20,879
Cash ......................................................................................... 1 – 21
Deposits with counterparty .................................................................. – – 9
Receivables:
Dividends and interest ................................................................. 1 13,070 1,530
Fund shares sold ....................................................................... – 1,511 875
Investment securities sold ............................................................. 55 145,063 9,608
Variation margin on futures ........................................................... – – 14
Prepaid expenses ............................................................................ – – 2
Total Assets   6,615 3,278,732 280,982
Liabilities
Accrued management and investment advisory fees ........................................ 3 330 92
Accrued distribution fees .................................................................... 1 – –
Accrued service fees ........................................................................ 1 – –
Accrued directors' expenses ................................................................. 1 13 2
Accrued professional fees ................................................................... 5 – –
Accrued other expenses ..................................................................... 1 11 –
Cash overdraft ............................................................................... – 261 –
Payables:
Fund shares redeemed ................................................................. – 7,876 63
Investment securities purchased ...................................................... 65 375,180 23,194
Variation margin on futures ........................................................... – – 36
Collateral obligation on securities loaned, at value ......................................... – 20,768 14,347
Total Liabilities   77 404,439 37,734
Net Assets Applicable to Outstanding Shares ............................................
$ 6,538 $ 2,874,293 $ 243,248
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,492 $ 2,686,502 $ 219,861
Total distributable earnings (accumulated loss) ............................................. 1,046 187,791 23,387
Total Net Assets
$ 6,538 $ 2,874,293 $ 243,248
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 2,874,293 $ 243,248
Shares issued and outstanding ........................................................ 260,884 20,145
Net Asset Value per share .............................................................
$ 11.02 $ 12.07
Class 3 : Net Assets .......................................................................... $ 6,538 N/A N/A
Shares issued and outstanding ........................................................ 542
Net Asset Value per share .............................................................
$ 12.06
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 38,919
Investment in affiliated securities--at cost ................................................
$ 685,993 $ 145,472 $ 147,925
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 42,332
Investment in affiliated securities--at value ................................................. 1,021,318 187,666 168,079
Receivables:
Fund shares sold ....................................................................... 429 – 93
Investment securities sold ............................................................. 3,717 292 2
Total Assets   1,025,464 187,958 210,506
Liabilities
Accrued management and investment advisory fees ........................................ 42 8 20
Accrued distribution fees .................................................................... 202 39 43
Accrued directors' expenses ................................................................. 5 2 2
Accrued other expenses ..................................................................... 4 5 6
Payables:
Fund shares redeemed ................................................................. 4,146 292 –
Investment securities purchased ...................................................... – – 152
Total Liabilities   4,399 346 223
Net Assets Applicable to Outstanding Shares ............................................
$ 1,021,065 $ 187,612 $ 210,283
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 581,850 $ 135,257 $ 178,447
Total distributable earnings (accumulated loss) ............................................. 439,215 52,355 31,836
Total Net Assets
$ 1,021,065 $ 187,612 $ 210,283
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 41,721 N/A N/A
Shares issued and outstanding ........................................................ 2,230
Net Asset Value per share .............................................................
$ 18.71
Class 2 : Net Assets .......................................................................... $ 979,333 $ 187,601 $ 210,272
Shares issued and outstanding ........................................................ 52,307 12,980 16,036
Net Asset Value per share .............................................................
$ 18.72 $ 14.45 $ 13.11
Class 3 : Net Assets .......................................................................... $ 11 $ 11 $ 11
Shares issued and outstanding ........................................................ 1 1 1
Net Asset Value per share .............................................................
$ 18.67 $ 14.44 $ 13.11

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 212,839
Investment in affiliated securities--at cost ................................................
$ 2,510,446 $ 288,562 $ 770,008
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 231,476
Investment in affiliated securities--at value ................................................. 3,974,823 394,553 917,978
Receivables:
Fund shares sold ....................................................................... – 264 –
Investment securities sold ............................................................. 12,771 866 2,511
Prepaid expenses ............................................................................ 1 – –
Total Assets   3,987,595 395,683 1,151,965
Liabilities
Accrued management and investment advisory fees ........................................ 163 16 112
Accrued distribution fees .................................................................... 816 82 233
Accrued directors' expenses ................................................................. 20 3 6
Accrued other expenses ..................................................................... – 5 5
Payables:
Fund shares redeemed ................................................................. 12,771 1,130 3,138
Investment securities purchased ...................................................... – – 953
Total Liabilities   13,770 1,236 4,447
Net Assets Applicable to Outstanding Shares ............................................
$ 3,973,825 $ 394,447 $ 1,147,518
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,174,815 $ 267,340 $ 942,868
Total distributable earnings (accumulated loss) ............................................. 1,799,010 127,107 204,650
Total Net Assets
$ 3,973,825 $ 394,447 $ 1,147,518
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 3,973,814 $ 394,436 $ 1,147,507
Shares issued and outstanding ........................................................ 181,303 25,439 83,730
Net Asset Value per share .............................................................
$ 21.92 $ 15.51 $ 13.70
Class 3 : Net Assets .......................................................................... $ 11 $ 11 $ 11
Shares issued and outstanding ........................................................ 1 1 1
Net Asset Value per share .............................................................
$ 21.90 $ 15.49 $ 13.70

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ – $ 216,102 $ 332,361
Investment in affiliated securities--at cost ................................................
$ 262,315 $ 7,856 $ 11,572
Foreign currency--at cost ..................................................................
$ – $ 1,582 $ –
Assets
Investment in securities--at value  .......................................................... $ – $ 304,260
(a)
$ 713,177
(a)
Investment in affiliated securities--at value ................................................. 328,940 7,856 11,572
Foreign currency--at value .................................................................. – 1,581 –
Cash ......................................................................................... – – 40
Receivables:
Dividends and interest ................................................................. – 870 1,273
Fund shares sold ....................................................................... 1,892 256 214
Investment securities sold ............................................................. – 70 7,448
Total Assets   330,832 314,893 733,724
Liabilities
Accrued management and investment advisory fees ........................................ 13 214 280
Accrued distribution fees .................................................................... 68 – 9
Accrued directors' expenses ................................................................. 2 3 6
Accrued foreign tax ......................................................................... – 128 –
Accrued other expenses ..................................................................... 6 36 16
Payables:
Fund shares redeemed ................................................................. 13 20 235
Investment securities purchased ...................................................... 1,879 2,812 4,912
Collateral obligation on securities loaned, at value ......................................... – 5,949 3,049
Total Liabilities   1,981 9,162 8,507
Net Assets Applicable to Outstanding Shares ............................................
$ 328,851 $ 305,731 $ 725,217
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 245,492 $ 194,706 $ 252,110
Total distributable earnings (accumulated loss) ............................................. 83,359 111,025 473,107
Total Net Assets
$ 328,851 $ 305,731 $ 725,217
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 305,731 $ 681,402
Shares issued and outstanding ........................................................ 15,908 21,001
Net Asset Value per share .............................................................
$ 19.22 $ 32.45
Class 2 : Net Assets .......................................................................... $ 328,840 N/A $ 43,782
Shares issued and outstanding ........................................................ 21,352 1,365
Net Asset Value per share .............................................................
$ 15.40 $ 32.09
Class 3 : Net Assets .......................................................................... $ 11 N/A $ 33
Shares issued and outstanding ........................................................ 1 1
Net Asset Value per share .............................................................
$ 15.39 $ 32.37
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Account
International Emerging
Markets Account
LargeCap Growth
Account I
Investment in securities--at cost ..........................................................
$ 224,451 $ 69,265 $ 366,832
Investment in affiliated securities--at cost ................................................
$ 19,111 $ 1,144 $ 6,068
Foreign currency--at cost ..................................................................
$ – $ 6 $ –
Assets
Investment in securities--at value  .......................................................... $ 225,382 $ 100,785 $ 674,280
(a)
Investment in affiliated securities--at value ................................................. 19,111 1,144 6,068
Foreign currency--at value .................................................................. – 6 –
Cash ......................................................................................... – 8 –
Deposits with counterparty .................................................................. 118 – 77
Receivables:
Dividends and interest ................................................................. 504 287 92
Expense reimbursement from Manager ............................................... – – 9
Fund shares sold ....................................................................... 497 4 3
Investment securities sold ............................................................. 28,969 – 167
Variation margin on futures ........................................................... 22 – 2
Total Assets   274,603 102,234 680,698
Liabilities
Accrued management and investment advisory fees ........................................ 77 92 365
Accrued directors' expenses ................................................................. 2 1 3
Accrued foreign tax ......................................................................... – 344 –
Accrued other expenses ..................................................................... 5 18 6
Cash overdraft ............................................................................... – – 35
Payables:
Fund shares redeemed ................................................................. 273 13 582
Investment securities purchased ...................................................... 85,043 – 3
Variation margin on futures ........................................................... 3 – –
Collateral obligation on securities loaned, at value ......................................... – – 1,112
Total Liabilities   85,403 468 2,106
Net Assets Applicable to Outstanding Shares ............................................
$ 189,200 $ 101,766 $ 678,592
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 191,454 $ 64,134 $ 264,377
Total distributable earnings (accumulated loss) ............................................. (2,254) 37,632 414,215
Total Net Assets
$ 189,200 $ 101,766 $ 678,592
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 189,200 $ 101,766 $ 678,592
Shares issued and outstanding ........................................................ 19,351 4,619 12,233
Net Asset Value per share .............................................................
$ 9.78 $ 22.03 $ 55.47
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ..........................................................
$ 1,530,610 $ 120,913 $ 359,879
Investment in affiliated securities--at cost ................................................
$ 14,151 $ 15,672 $ 540
Assets
Investment in securities--at value  .......................................................... $ 3,106,751 $ 229,750 $ 675,780
Investment in affiliated securities--at value ................................................. 14,151 15,672 540
Cash ......................................................................................... 23 2 90
Receivables:
Dividends and interest ................................................................. 1,799 135 236
Fund shares sold ....................................................................... 860 – 9
Investment securities sold ............................................................. – – 1,749
Variation margin on futures ........................................................... 21 6 –
Total Assets   3,123,605 245,565 678,404
Liabilities
Accrued management and investment advisory fees ........................................ 636 90 289
Accrued distribution fees .................................................................... 8 – 6
Accrued directors' expenses ................................................................. 15 2 4
Accrued other expenses ..................................................................... 9 10 6
Payables:
Fund shares redeemed ................................................................. 7,998 492 890
Investment securities purchased ...................................................... – – 1,515
Options and swaptions contracts written  (premiums received $ 0 , $ 767 and $ 0 ) ..... – 301 –
Total Liabilities   8,666 895 2,710
Net Assets Applicable to Outstanding Shares ............................................
$ 3,114,939 $ 244,670 $ 675,694
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,114,805 $ 117,137 $ 274,929
Total distributable earnings (accumulated loss) ............................................. 2,000,134 127,533 400,765
Total Net Assets
$ 3,114,939 $ 244,670 $ 675,694
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 3,076,503 $ 244,670 $ 644,877
Shares issued and outstanding ........................................................ 121,847 12,731 8,945
Net Asset Value per share .............................................................
$ 25.25 $ 19.22 $ 72.10
Class 2 : Net Assets .......................................................................... $ 38,436 N/A $ 30,817
Shares issued and outstanding ........................................................ 1,544 432
Net Asset Value per share .............................................................
$ 24.89 $ 71.31

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Investment in securities--at cost ..........................................................
$ 78,698 $ – $ –
Investment in affiliated securities--at cost ................................................
$ 3,380 $ 32,268 $ 164,094
Foreign currency--at cost ..................................................................
$ 23 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 178,519 $ – $ –
Investment in affiliated securities--at value ................................................. 3,380 36,424 198,734
Foreign currency--at value .................................................................. 22 – –
Receivables:
Dividends and interest ................................................................. 106 31 128
Fund shares sold ....................................................................... 9 262 804
Investment securities sold ............................................................. 488 – –
Total Assets   182,524 36,717 199,666
Liabilities
Accrued management and investment advisory fees ........................................ 92 – –
Accrued distribution fees .................................................................... 5 – –
Accrued directors' expenses ................................................................. 2 1 2
Accrued other expenses ..................................................................... 7 6 6
Payables:
Fund shares redeemed ................................................................. 759 4 48
Investment securities purchased ...................................................... 759 289 884
Total Liabilities   1,624 300 940
Net Assets Applicable to Outstanding Shares ............................................
$ 180,900 $ 36,417 $ 198,726
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 62,235 $ 28,979 $ 146,748
Total distributable earnings (accumulated loss) ............................................. 118,665 7,438 51,978
Total Net Assets
$ 180,900 $ 36,417 $ 198,726
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 100,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 155,726 $ 36,417 $ 198,726
Shares issued and outstanding ........................................................ 3,975 2,576 12,467
Net Asset Value per share .............................................................
$ 39.17 $ 14.14 $ 15.94
Class 2 : Net Assets .......................................................................... $ 25,174 N/A N/A
Shares issued and outstanding ........................................................ 652
Net Asset Value per share .............................................................
$ 38.57

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Investment in affiliated securities--at cost ................................................
$ 201,871 $ 96,220 $ 49,105
Assets
Investment in affiliated securities--at value ................................................. $ 254,169 $ 125,594 $ 64,635
Receivables:
Dividends and interest ................................................................. 116 34 8
Fund shares sold ....................................................................... 1,053 294 226
Total Assets   255,338 125,922 64,869
Liabilities
Accrued directors' expenses ................................................................. 2 1 1
Accrued other expenses ..................................................................... 5 6 6
Payables:
Fund shares redeemed ................................................................. 57 2 2
Investment securities purchased ...................................................... 1,113 326 233
Total Liabilities   1,177 335 242
Net Assets Applicable to Outstanding Shares ............................................
$ 254,161 $ 125,587 $ 64,627
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 186,728 $ 89,544 $ 46,073
Total distributable earnings (accumulated loss) ............................................. 67,433 36,043 18,554
Total Net Assets
$ 254,161 $ 125,587 $ 64,627
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 254,161 $ 125,587 $ 64,627
Shares issued and outstanding ........................................................ 16,092 6,272 3,306
Net Asset Value per share .............................................................
$ 15.79 $ 20.02 $ 19.55

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2060
Account
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 113,259
Investment in affiliated securities--at cost ................................................
$ 11,778 $ 28,257 $ 743
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 160,120
Investment in affiliated securities--at value ................................................. 15,158 31,257 743
Receivables:
Dividends and interest ................................................................. 1 29 543
Fund shares sold ....................................................................... 23 8 145
Investment securities sold ............................................................. – – 692
Total Assets   15,182 31,294 162,243
Liabilities
Accrued management and investment advisory fees ........................................ – – 108
Accrued distribution fees .................................................................... – – 2
Accrued directors' expenses ................................................................. 1 1 2
Accrued professional fees ................................................................... 6 6 –
Accrued other expenses ..................................................................... – – 7
Payables:
Fund shares redeemed ................................................................. – – 127
Investment securities purchased ...................................................... 24 38 828
Total Liabilities   31 45 1,074
Net Assets Applicable to Outstanding Shares ............................................
$ 15,151 $ 31,249 $ 161,169
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 11,260 $ 25,888 $ 96,483
Total distributable earnings (accumulated loss) ............................................. 3,891 5,361 64,686
Total Net Assets
$ 15,151 $ 31,249 $ 161,169
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 100,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 15,151 $ 31,249 $ 152,359
Shares issued and outstanding ........................................................ 816 2,363 6,628
Net Asset Value per share .............................................................
$ 18.56 $ 13.23 $ 22.99
Class 2 : Net Assets .......................................................................... N/A N/A $ 8,810
Shares issued and outstanding ........................................................ 383
Net Asset Value per share .............................................................
$ 23.01

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated securities--at cost ................................................
$ 555,812 $ 167,316 $ 299,689
Assets
Investment in affiliated securities--at value ................................................. $ 745,349 $ 204,276 $ 426,402
Receivables:
Dividends and interest ................................................................. 234 110 35
Fund shares sold ....................................................................... 122 50 1
Investment securities sold ............................................................. 746 22 72
Total Assets   746,451 204,458 426,510
Liabilities
Accrued management and investment advisory fees ........................................ 138 38 79
Accrued distribution fees .................................................................... 30 6 37
Accrued directors' expenses ................................................................. 4 2 2
Accrued other expenses ..................................................................... 5 6 5
Payables:
Fund shares redeemed ................................................................. 867 72 74
Investment securities purchased ...................................................... 234 111 35
Total Liabilities   1,278 235 232
Net Assets Applicable to Outstanding Shares ............................................
$ 745,173 $ 204,223 $ 426,278
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 476,195 $ 151,587 $ 266,996
Total distributable earnings (accumulated loss) ............................................. 268,978 52,636 159,282
Total Net Assets
$ 745,173 $ 204,223 $ 426,278
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 598,724 $ 171,761 $ 244,035
Shares issued and outstanding ........................................................ 33,043 12,539 9,978
Net Asset Value per share .............................................................
$ 18.12 $ 13.70 $ 24.46
Class 2 : Net Assets .......................................................................... $ 146,449 $ 32,462 $ 182,243
Shares issued and outstanding ........................................................ 8,203 2,408 7,583
Net Asset Value per share .............................................................
$ 17.85 $ 13.48 $ 24.03

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Short-Term Income
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 142,868
Investment in affiliated securities--at cost ................................................
$ 169,219 $ 284,780 $ 3,164
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 144,576
(a)
Investment in affiliated securities--at value ................................................. 188,246 401,375 3,164
Deposits with counterparty .................................................................. – – 34
Receivables:
Dividends and interest ................................................................. 85 – 504
Fund shares sold ....................................................................... 6 233 1,747
Investment securities sold ............................................................. 29 – –
Total Assets   188,366 401,608 150,025
Liabilities
Accrued management and investment advisory fees ........................................ 35 74 55
Accrued distribution fees .................................................................... 8 39 –
Accrued directors' expenses ................................................................. 2 2 2
Accrued other expenses ..................................................................... 6 5 7
Cash overdraft ............................................................................... – – 1
Payables:
Fund shares redeemed ................................................................. 35 33 68
Investment securities purchased ...................................................... 84 201 26
Variation margin on futures ........................................................... – – 2
Collateral obligation on securities loaned, at value ......................................... – – 539
Total Liabilities   170 354 700
Net Assets Applicable to Outstanding Shares ............................................
$ 188,196 $ 401,254 $ 149,325
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 152,932 $ 255,623 $ 143,727
Total distributable earnings (accumulated loss) ............................................. 35,264 145,631 5,598
Total Net Assets
$ 188,196 $ 401,254 $ 149,325
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 150,175 $ 210,954 $ 149,325
Shares issued and outstanding ........................................................ 11,197 7,652 57,447
Net Asset Value per share .............................................................
$ 13.41 $ 27.57 $ 2.60
Class 2 : Net Assets .......................................................................... $ 38,021 $ 190,300 N/A
Shares issued and outstanding ........................................................ 2,872 7,020
Net Asset Value per share .............................................................
$ 13.24 $ 27.11
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts SmallCap Account
Investment in securities--at cost ......................................................................................................................
$ 159,065
Investment in affiliated securities--at cost ............................................................................................................
$ 8,385
Assets
Investment in securities--at value  ...................................................................................................................... $ 233,013
(a)
Investment in affiliated securities--at value ............................................................................................................. 8,385
Cash ..................................................................................................................................................... 1,357
Receivables:
Dividends and interest ............................................................................................................................. 162
Fund shares sold ................................................................................................................................... 4
Investment securities sold ......................................................................................................................... 1,158
Total Assets   244,079
Liabilities
Accrued management and investment advisory fees .................................................................................................... 156
Accrued distribution fees ................................................................................................................................ 2
Accrued directors' expenses ............................................................................................................................. 3
Accrued other expenses ................................................................................................................................. 7
Payables:
Fund shares redeemed ............................................................................................................................. 48
Investment securities purchased .................................................................................................................. 3,701
Unrealized loss on unfunded loan commitments .................................................................................................. 15
Collateral obligation on securities loaned, at value ..................................................................................................... 5,472
Total Liabilities   9,404
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 234,675
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 133,130
Total distributable earnings (accumulated loss) ......................................................................................................... 101,545
Total Net Assets
$ 234,675
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ...................................................................................................................................... $ 224,544
Shares issued and outstanding .................................................................................................................... 10,812
Net Asset Value per share .........................................................................................................................
$ 20.77
Class 2 : Net Assets ...................................................................................................................................... $ 10,131
Shares issued and outstanding .................................................................................................................... 491
Net Asset Value per share .........................................................................................................................
$ 20.64
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends ...................................................................................... $ 13 $ 293 $ 221
Interest ......................................................................................... – 23,799 2,910
Securities lending - net ........................................................................ – 70 53
Total Income 13 24,162 3,184
Expenses:
Management and investment advisory fees ................................................... 16 1,941 560
Distribution fees - Class 3 ..................................................................... 7 N/A N/A
Administration service fees - Class 3 ......................................................... 4 N/A N/A
Chief compliance officer expenses ............................................................ – 1 –
Custodian fees ................................................................................. 1 18 10
Directors' expenses ............................................................................ 1 27 4
Professional fees .............................................................................. 3 2 1
Other expenses ................................................................................ – 3 –
Total Gross Expenses 32 1,992 575
Less: Reimbursement from Manager - Class 3 ............................................... 4 N/A N/A
Total Net Expenses 28 1,992 575
Net Investment Income (Loss) (15) 22,170 2,609
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ....................................................................... 71 4,777 2,068
Futures contracts .............................................................................. – – 54
Change in unrealized appreciation/depreciation of:
Investments .................................................................................... 820 (73,525) (6,398)
Futures contracts .............................................................................. – – (8)
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 891 (68,748) (4,284)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 876 $ (46,578) $ (1,675)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified
Balanced Account
Diversified
Balanced Managed
Volatility Account
Diversified
Balanced Volatility
Control Account
Net Investment Income (Loss)
Income:
Dividends .................................................................................. $ – $ – $ 248
Total Income – – 248
Expenses:
Management and investment advisory fees ............................................... 253 46 117
Distribution fees - Class 2 ................................................................. 1,217 230 243
Distribution fees - Class 3 ................................................................. – – –
Administration service fees - Class 3 ..................................................... – – –
Directors' expenses ........................................................................ 11 3 3
Professional fees .......................................................................... 2 2 2
Other expenses ............................................................................ 1 – –
Total Expenses 1,484 281 365
Net Investment Income (Loss) (1,484) (281) (117)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... 6 – 2,394
Investment transactions in affiliated securities ............................................ 33,849 3,300 195
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – 2,061
Investments in affiliated securities ........................................................ 30,288 7,575 6,561
Net Realized and Unrealized Gain (Loss) on investments 64,143 10,875 11,211
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 62,659 $ 10,594 $ 11,094

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Net Investment Income (Loss)
Income:
Dividends .................................................................................. $ – $ – $ 1,348
Total Income – – 1,348
Expenses:
Management and investment advisory fees ............................................... 971 96 635
Distribution fees - Class 2 ................................................................. 4,855 481 1,322
Distribution fees - Class 3 ................................................................. – – –
Administration service fees - Class 3 ..................................................... – – –
Chief compliance officer expenses ........................................................ 2 – –
Directors' expenses ........................................................................ 37 5 10
Professional fees .......................................................................... 2 2 2
Other expenses ............................................................................ 4 – 2
Total Expenses 5,871 584 1,971
Net Investment Income (Loss) (5,871) (584) (623)
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – – 8,840
Investment transactions in affiliated securities ............................................ 91,099 6,553 836
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – 13,785
Investments in affiliated securities ........................................................ 243,747 24,513 59,928
Net Realized and Unrealized Gain (Loss) on investments 334,846 31,066 83,389
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 328,975 $ 30,482 $ 82,766

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Diversified Income
Account
Diversified
International
Account
Equity Income
Account
Net Investment Income (Loss)
Income:
Dividends .................................................................................. $ – $ 4,475 $ 9,330
Withholding tax ........................................................................... – (462) (350)
Securities lending - net .................................................................... – 21 26
Total Income – 4,034 9,006
Expenses:
Management and investment advisory fees ............................................... 82 1,263 1,793
Distribution fees - Class 3 ................................................................. – N/A –
Distribution fees - Class 2 ................................................................. 409 N/A 48
Administration service fees - Class 3 ..................................................... – N/A –
Custodian fees ............................................................................. – 62 7
Directors' expenses ........................................................................ 4 4 8
Professional fees .......................................................................... 2 13 1
Other expenses ............................................................................ – – 1
Total Expenses 497 1,342 1,858
Net Investment Income (Loss) (497) 2,692 7,148
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................... – 18,198 64,991
Investment transactions in affiliated securities ............................................ 3,873 – –
Foreign currency transactions ............................................................. – (84) –
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $ 0 , $ 128 and $ 0 , respectively) ...................... – 2,636 29,253
Investments in affiliated securities ........................................................ 9,124 – –
Translation of assets and liabilities in foreign currencies ................................. – (14) –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 12,997 20,736 94,244
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 12,500 $ 23,428 $ 101,392

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Account
International
Emerging Markets
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends .................................................................................. $ – $ 1,171 $ 1,329
Withholding tax ........................................................................... – (110) (11)
Interest ..................................................................................... 1,131 – –
Securities lending - net .................................................................... – 1 3
Total Income 1,131 1,062 1,321
Expenses:
Management and investment advisory fees ............................................... 511 546 2,125
Custodian fees ............................................................................. 3 29 9
Directors' expenses ........................................................................ 3 2 7
Professional fees .......................................................................... 2 11 1
Other expenses ............................................................................ – – 1
Total Gross Expenses 519 588 2,143
Less: Reimbursement from Manager ..................................................... – – 50
Total Net Expenses 519 588 2,093
Net Investment Income (Loss) 612 474 (772)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 235 3,953 30,103
Foreign currency transactions ............................................................. – (50) –
Futures contracts .......................................................................... 662 – 626
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $ 0 , $ 344 and $ 0 , respectively) ...................... (2,649) 5,435 57,052
Futures contracts .......................................................................... 48 – 5
Translation of assets and liabilities in foreign currencies ................................. – 9 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts (1,704) 9,347 87,786
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (1,092) $ 9,821 $ 87,014

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends .................................................................................. $ 21,743 $ 1,652 $ 1,922
Withholding tax ........................................................................... – – (55)
Interest ..................................................................................... 1 – –
Securities lending - net .................................................................... 19 – 1
Total Income 21,763 1,652 1,868
Expenses:
Management and investment advisory fees ............................................... 3,745 538 1,689
Distribution fees - Class 2 ................................................................. 41 N/A 34
Chief compliance officer expenses ........................................................ 1 – –
Custodian fees ............................................................................. 7 7 1
Directors' expenses ........................................................................ 28 3 7
Professional fees .......................................................................... 2 2 1
Other expenses ............................................................................ 17 1 1
Total Expenses 3,841 551 1,733
Net Investment Income (Loss) 17,922 1,101 135
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................... 121,660 6,527 39,693
Futures contracts .......................................................................... 6,634 536 –
Options and swaptions .................................................................... – 3,448 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 280,545 19,621 40,695
Futures contracts .......................................................................... (826) (60) –
Options and swaptions .................................................................... – (91) –
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions 408,013 29,981 80,388
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 425,935 $ 31,082 $ 80,523

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ – $ 255 $ 1,097
Dividends .................................................................................. 1,258 – –
Withholding tax ........................................................................... (14) – –
Total Income 1,244 255 1,097
Expenses:
Management and investment advisory fees ............................................... 531 – –
Distribution fees - Class 2 ................................................................. 26 N/A N/A
Custodian fees ............................................................................. 2 – –
Directors' expenses ........................................................................ 3 2 3
Professional fees .......................................................................... 1 2 2
Total Expenses 563 4 5
Net Investment Income (Loss) 681 251 1,092
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................... 10,811 – –
Investment transactions in affiliated securities ............................................ – 474 2,240
Foreign currency transactions ............................................................. (2) – –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 11,387 – –
Investments in affiliated securities ........................................................ – 700 8,802
Translation of assets and liabilities in foreign currencies ................................. (1) – –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 22,195 1,174 11,042
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 22,876 $ 1,425 $ 12,134

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Account
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,027 $ 379 $ 127
Total Income 1,027 379 127
Expenses:
Directors' expenses ........................................................................ 3 2 2
Professional fees .......................................................................... 2 2 2
Total Expenses 5 4 4
Net Investment Income (Loss) 1,022 375 123
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 2,338 728 261
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 16,846 10,821 5,933
Net Realized and Unrealized Gain (Loss) on investments 19,184 11,549 6,194
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 20,206 $ 11,924 $ 6,317

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Account
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 22 $ 240 $ –
Dividends .................................................................................. – – 1,448
Total Income 22 240 1,448
Expenses:
Management and investment advisory fees ............................................... – – 595
Distribution fees - Class 2 ................................................................. N/A N/A 10
Custodian fees ............................................................................. – – 2
Directors' expenses ........................................................................ 1 2 3
Professional fees .......................................................................... 2 2 1
Total Expenses 3 4 611
Net Investment Income (Loss) 19 236 837
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – – 4,715
Investment transactions in affiliated securities ............................................ 31 302 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – 21,809
Investments in affiliated securities ........................................................ 1,537 389 –
Net Realized and Unrealized Gain (Loss) on investments 1,568 691 26,524
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,587 $ 927 $ 27,361

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 2,863 $ 1,218 $ 759
Total Income 2,863 1,218 759
Expenses:
Management and investment advisory fees ............................................... 814 226 457
Distribution fees - Class 2 ................................................................. 173 38 212
Directors' expenses ........................................................................ 8 3 5
Professional fees .......................................................................... 2 2 2
Other expenses ............................................................................ 1 – –
Total Expenses 998 269 676
Net Investment Income (Loss) 1,865 949 83
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 53,313 10,037 20,951
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 11,988 2,647 26,285
Net Realized and Unrealized Gain (Loss) on investments 65,301 12,684 47,236
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 67,166 $ 13,633 $ 47,319

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Short-Term Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 1,300 $ 248 $ –
Interest ..................................................................................... – – 1,202
Securities lending - net .................................................................... – – 1
Total Income 1,300 248 1,203
Expenses:
Management and investment advisory fees ............................................... 209 426 340
Distribution fees - Class 2 ................................................................. 45 222 N/A
Custodian fees ............................................................................. – – 6
Directors' expenses ........................................................................ 3 4 3
Professional fees .......................................................................... 2 2 2
Total Expenses 259 654 351
Net Investment Income (Loss) 1,041 (406) 852
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... – – 47
Investment transactions in affiliated securities ............................................ 9,507 19,219 –
Futures contracts .......................................................................... – – 59
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – (1,147)
Investments in affiliated securities ........................................................ (1,993) 30,546 –
Futures contracts .......................................................................... – – 18
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 7,514 49,765 (1,023)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,555 $ 49,359 $ (171)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2021 (unaudited)

See accompanying notes.
Amounts in thousands SmallCap Account
Net Investment Income (Loss)
Income:
Dividends ........................................................................................................................................... $ 1,113
Withholding tax .................................................................................................................................... (6)
Securities lending - net ............................................................................................................................. 33
Total Income 1,140
Expenses:
Management and investment advisory fees ........................................................................................................ 912
Distribution fees - Class 2 .......................................................................................................................... 12
Custodian fees ...................................................................................................................................... 3
Directors' expenses ................................................................................................................................. 3
Professional fees ................................................................................................................................... 2
Total Expenses 932
Net Investment Income (Loss) 208
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................ 20,526
Change in unrealized appreciation/depreciation of:
Investments ......................................................................................................................................... 20,093
Net Realized and Unrealized Gain (Loss) on investments 40,619
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 40,827

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Account Bond Market Index Account
Period Ended
June 30, 2021
Period Ended
December 31,
2020
(a)
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ (15) $ (2) $ 22,170 $ 51,808
Net realized gain (loss) on investments .................................................................. 71 2 4,777 34,032
Change in unrealized appreciation/depreciation of investments ......................................... 820 170 (73,525) 87,025
Net Increase (Decrease) in Net Assets Resulting from Operations 876 170 (46,578) 172,865
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. N/A N/A – (66,635)
Class 3 .............................................................................................. – – N/A N/A
Total Dividends and Distributions – – – (66,635)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. N/A N/A 340,609 731,232
Class 3 .............................................................................................. 492 5,000 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A – 66,635
Class 3 .............................................................................................. – – N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. N/A N/A (154,997) (708,298)
Class 3 .............................................................................................. – – N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions 492 5,000 185,612 89,569
Total Increase (Decrease) 1,368 5,170 139,034 195,799
Net Assets
Beginning of period ...................................................................................... 5,170 – 2,735,259 2,539,460
End of period ............................................................................................
$ 6,538 $ 5,170 $ 2,874,293 $ 2,735,259
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. N/A N/A 30,948 65,182
Class 3 .............................................................................................. 42 500 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. N/A N/A – 5,971
Class 3 .............................................................................................. – – N/A N/A
Shares redeemed:
Class 1 .............................................................................................. N/A N/A (14,134) (63,937)
Class 3 .............................................................................................. – – N/A N/A
Net Increase (Decrease) ..................................................................................
42 500 16,814 7,216
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Core Plus Bond Account Diversified Balanced Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ 2,609 $ 4,918 $ (1,484) $ 19,207
Net realized gain (loss) on investments and futures contracts ........................................... 2,122 10,718 33,855 59,571
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (6,406) 7,744 30,288 37,371
Net Increase (Decrease) in Net Assets Resulting from Operations (1,675) 23,380 62,659 116,149
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (9,503) – (2,241)
Class 2 .............................................................................................. N/A N/A – (52,088)
Class 3 .............................................................................................. N/A N/A – –
Total Dividends and Distributions – (9,503) – (54,329)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 19,492 59,751 616 1,819
Class 2 .............................................................................................. N/A N/A 7,484 6,443
Class 3 .............................................................................................. N/A N/A – 10
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 9,503 – 2,241
Class 2 .............................................................................................. N/A N/A – 52,088
Class 3 .............................................................................................. N/A N/A – –
Dollars redeemed:
Class 1 .............................................................................................. (30,525) (80,049) (1,985) (6,732)
Class 2 .............................................................................................. N/A N/A (67,985) (126,371)
Class 3 .............................................................................................. N/A N/A – –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (11,033) (10,795) (61,870) (70,502)
Total Increase (Decrease) (12,708) 3,082 789 (8,682)
Net Assets
Beginning of period ...................................................................................... 255,956 252,874 1,020,276 1,028,958
End of period ............................................................................................
$ 243,248 $ 255,956 $ 1,021,065 $ 1,020,276
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,631 4,979 34 113
Class 2 .............................................................................................. N/A N/A 413 387
Class 3 .............................................................................................. N/A N/A – 1
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 795 – 137
Class 2 .............................................................................................. N/A N/A – 3,184
Class 3 .............................................................................................. N/A N/A – –
Shares redeemed:
Class 1 .............................................................................................. (2,545) (6,709) (109) (408)
Class 2 .............................................................................................. N/A N/A (3,740) (7,660)
Class 3 .............................................................................................. N/A N/A – –
Net Increase (Decrease) ..................................................................................
(914) (935) (3,402) (4,246)
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Balanced Managed
Volatility Account
Diversified Balanced Volatility
Control Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ (281) $ 3,179 $ (117) $ 2,771
Net realized gain (loss) on investments .................................................................. 3,300 3,997 2,589 3,221
Change in unrealized appreciation/depreciation of investments ......................................... 7,575 12,698 8,622 8,635
Net Increase (Decrease) in Net Assets Resulting from Operations 10,594 19,874 11,094 14,627
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. – (9,814) – (4,487)
Class 3 .............................................................................................. – – – –
Total Dividends and Distributions – (9,814) – (4,487)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 6,018 9,530 17,927 30,906
Class 3 .............................................................................................. – 10 – 10
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 9,814 – 4,487
Class 3 .............................................................................................. – – – –
Dollars redeemed:
Class 2 .............................................................................................. (14,149) (20,500) (3,217) (6,435)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (8,131) (1,146) 14,710 28,968
Total Increase (Decrease) 2,463 8,914 25,804 39,108
Net Assets
Beginning of period ...................................................................................... 185,149 176,235 184,479 145,371
End of period ............................................................................................
$ 187,612 $ 185,149 $ 210,283 $ 184,479
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 427 739 1,408 2,639
Class 3 .............................................................................................. – 1 – 1
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 771 – 384
Class 3 .............................................................................................. – – – –
Shares redeemed:
Class 2 .............................................................................................. (1,008) (1,602) (253) (553)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) ..................................................................................
(581) (91) 1,155 2,471
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Growth Account
Diversified Growth Managed
Volatility Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ (5,871) $ 68,287 $ (584) $ 6,062
Net realized gain (loss) on investments .................................................................. 91,099 201,785 6,553 9,139
Change in unrealized appreciation/depreciation of investments ......................................... 243,747 201,145 24,513 29,119
Net Increase (Decrease) in Net Assets Resulting from Operations 328,975 471,217 30,482 44,320
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. – (190,828) – (22,413)
Class 3 .............................................................................................. – – – –
Total Dividends and Distributions – (190,828) – (22,413)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 19,699 17,827 9,781 13,484
Class 3 .............................................................................................. – 10 – 10
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 190,828 – 22,413
Class 3 .............................................................................................. – – – –
Dollars redeemed:
Class 2 .............................................................................................. (227,941) (408,107) (24,064) (33,253)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (208,242) (199,442) (14,283) 2,654
Total Increase (Decrease) 120,733 80,947 16,199 24,561
Net Assets
Beginning of period ...................................................................................... 3,853,092 3,772,145 378,248 353,687
End of period ............................................................................................
$ 3,973,825 $ 3,853,092 $ 394,447 $ 378,248
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 933 966 655 1,020
Class 3 .............................................................................................. – 1 – 1
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 10,405 – 1,709
Class 3 .............................................................................................. – – – –
Shares redeemed:
Class 2 .............................................................................................. (10,837) (22,032) (1,606) (2,480)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) ..................................................................................
(9,904) (10,660) (951) 250
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified Growth Volatility
Control Account Diversified Income Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ (623) $ 13,788 $ (497) $ 6,093
Net realized gain (loss) on investments .................................................................. 9,676 15,480 3,873 7,377
Change in unrealized appreciation/depreciation of investments ......................................... 73,713 53,997 9,124 18,607
Net Increase (Decrease) in Net Assets Resulting from Operations 82,766 83,265 12,500 32,077
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. – (26,804) – (10,799)
Class 3 .............................................................................................. – – – –
Total Dividends and Distributions – (26,804) – (10,799)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 79,553 158,414 25,310 60,558
Class 3 .............................................................................................. – 10 – 10
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 26,804 – 10,799
Class 3 .............................................................................................. – – – –
Dollars redeemed:
Class 2 .............................................................................................. (10,386) (11,521) (32,494) (48,998)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) in Net Assets from Capital Share Transactions 69,167 173,707 (7,184) 22,369
Total Increase (Decrease) 151,933 230,168 5,316 43,647
Net Assets
Beginning of period ...................................................................................... 995,585 765,417 323,535 279,888
End of period ............................................................................................
$ 1,147,518 $ 995,585 $ 328,851 $ 323,535
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 6,010 13,413 1,683 4,296
Class 3 .............................................................................................. – 1 – 1
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. – 2,277 – 768
Class 3 .............................................................................................. – – – –
Shares redeemed:
Class 2 .............................................................................................. (785) (960) (2,157) (3,488)
Class 3 .............................................................................................. – – – –
Net Increase (Decrease) ..................................................................................
5,225 14,731 (474) 1,577
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Diversified International
Account Equity Income Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
(a)
Operations
Net investment income (loss) ............................................................................ $ 2,692 $ 2,924 $ 7,148 $ 15,088
Net realized gain (loss) on investments and foreign currencies ......................................... 18,114 2,355 64,991 3,936
Change in unrealized appreciation/depreciation of investments ......................................... 2,622 35,065 29,253 28,636
Net Increase (Decrease) in Net Assets Resulting from Operations 23,428 40,344 101,392 47,660
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (6,493) – (33,840)
Class 2 .............................................................................................. N/A N/A – (1,309)
Class 3 .............................................................................................. N/A N/A – –
Total Dividends and Distributions – (6,493) – (35,149)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 9,893 23,408 22,594 69,175
Class 2 .............................................................................................. N/A N/A 6,921 5,224
Class 3 .............................................................................................. N/A N/A 22 10
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 6,493 – 33,840
Class 2 .............................................................................................. N/A N/A – 1,309
Class 3 .............................................................................................. N/A N/A – –
Dollars redeemed:
Class 1 .............................................................................................. (19,316) (38,794) (193,714) (100,507)
Class 2 .............................................................................................. N/A N/A (1,841) (4,904)
Class 3 .............................................................................................. N/A N/A – –
Net Increase (Decrease) in Net Assets from Capital Share Transactions (9,423) (8,893) (166,018) 4,147
Total Increase (Decrease) 14,005 24,958 (64,626) 16,658
Net Assets
Beginning of period ...................................................................................... 291,726 266,768 789,843 773,185
End of period ............................................................................................
$ 305,731 $ 291,726 $ 725,217 $ 789,843
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 529 1,592 733 2,814
Class 2 .............................................................................................. N/A N/A 225 205
Class 3 .............................................................................................. N/A N/A 1 –
(b)
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 429 – 1,364
Class 2 .............................................................................................. N/A N/A – 53
Class 3 .............................................................................................. N/A N/A – –
Shares redeemed:
Class 1 .............................................................................................. (1,035) (2,591) (6,214) (3,991)
Class 2 .............................................................................................. N/A N/A (61) (197)
Class 3 .............................................................................................. N/A N/A – –
Net Increase (Decrease) ..................................................................................
(506) (570) (5,316) 248
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.
(b)
Reflects an amount less than 500 shares sold.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Government & High Quality
Bond Account
International Emerging
Markets Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 612 $ 2,928 $ 474 $ 575
Net realized gain (loss) on investments, foreign currencies and futures contracts ...................... 897 1,550 3,903 1,801
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (2,601) 2,307 5,444 12,316
Net Increase (Decrease) in Net Assets Resulting from Operations (1,092) 6,785 9,821 14,692
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (5,987) – (1,960)
Total Dividends and Distributions – (5,987) – (1,960)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 11,550 48,406 6,115 6,687
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 5,987 – 1,960
Dollars redeemed:
Class 1 .............................................................................................. (49,254) (68,527) (8,009) (17,269)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (37,704) (14,134) (1,894) (8,622)
Total Increase (Decrease) (38,796) (13,336) 7,927 4,110
Net Assets
Beginning of period ...................................................................................... 227,996 241,332 93,839 89,729
End of period ............................................................................................
$ 189,200 $ 227,996 $ 101,766 $ 93,839
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,178 4,870 287 403
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 610 – 117
Shares redeemed:
Class 1 .............................................................................................. (5,027) (6,882) (375) (1,050)
Net Increase (Decrease) ..................................................................................
(3,849) (1,402) (88) (530)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
LargeCap S&P 500 Index
Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ (772) $ (766) $ 17,922 $ 42,203
Net realized gain (loss) on investments and futures contracts ........................................... 30,729 89,670 128,294 305,143
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 57,057 81,761 279,719 151,298
Net Increase (Decrease) in Net Assets Resulting from Operations 87,014 170,665 425,935 498,644
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (32,044) – (209,074)
Class 2 .............................................................................................. N/A N/A – (1,726)
Total Dividends and Distributions – (32,044) – (210,800)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 25,899 76,419 67,952 412,611
Class 2 .............................................................................................. N/A N/A 8,401 10,151
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 32,044 – 209,074
Class 2 .............................................................................................. N/A N/A – 1,726
Dollars redeemed:
Class 1 .............................................................................................. (46,678) (137,380) (305,638) (707,658)
Class 2 .............................................................................................. N/A N/A (2,354) (2,283)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (20,779) (28,917) (231,639) (76,379)
Total Increase (Decrease) 66,235 109,704 194,296 211,465
Net Assets
Beginning of period ...................................................................................... 612,357 502,653 2,920,643 2,709,178
End of period ............................................................................................
$ 678,592 $ 612,357 $ 3,114,939 $ 2,920,643
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 516 1,875 2,878 23,526
Class 2 .............................................................................................. N/A N/A 366 525
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 747 – 10,760
Class 2 .............................................................................................. N/A N/A – 90
Shares redeemed:
Class 1 .............................................................................................. (920) (3,339) (12,904) (35,841)
Class 2 .............................................................................................. N/A N/A (106) (124)
Net Increase (Decrease) ..................................................................................
(404) (717) (9,766) (1,064)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed
Volatility Index Account MidCap Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 1,101 $ 2,849 $ 135 $ 712
Net realized gain (loss) on investments , futures contracts and options and swaptions .................. 10,511 14,091 39,693 52,550
Change in unrealized appreciation/depreciation of investments , futures contracts and options and swaptions ................................................................................................. 19,470 20,710 40,695 44,805
Net Increase (Decrease) in Net Assets Resulting from Operations 31,082 37,650 80,523 98,067
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (8,348) – (55,618)
Class 2 .............................................................................................. N/A N/A – (2,129)
Total Dividends and Distributions – (8,348) – (57,747)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 5,454 28,455 7,355 16,217
Class 2 .............................................................................................. N/A N/A 3,121 3,754
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 8,348 – 55,618
Class 2 .............................................................................................. N/A N/A – 2,129
Dollars redeemed:
Class 1 .............................................................................................. (26,978) (48,772) (43,668) (94,297)
Class 2 .............................................................................................. N/A N/A (1,374) (2,666)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (21,524) (11,969) (34,566) (19,245)
Total Increase (Decrease) 9,558 17,333 45,957 21,075
Net Assets
Beginning of period ...................................................................................... 235,112 217,779 629,737 608,662
End of period ............................................................................................
$ 244,670 $ 235,112 $ 675,694 $ 629,737
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 301 2,164 111 298
Class 2 .............................................................................................. N/A N/A 46 66
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 552 – 1,013
Class 2 .............................................................................................. N/A N/A – 39
Shares redeemed:
Class 1 .............................................................................................. (1,483) (3,262) (650) (1,635)
Class 2 .............................................................................................. N/A N/A (21) (48)
Net Increase (Decrease) ..................................................................................
(1,182) (546) (514) (267)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal Capital Appreciation
Account
Principal LifeTime 2010
Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 681 $ 1,495 $ 251 $ 627
Net realized gain (loss) on investments and foreign currencies ......................................... 10,809 7,923 474 1,964
Change in unrealized appreciation/depreciation of investments ......................................... 11,386 16,879 700 993
Net Increase (Decrease) in Net Assets Resulting from Operations 22,876 26,297 1,425 3,584
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (8,219) – (1,397)
Class 2 .............................................................................................. – (845) N/A N/A
Total Dividends and Distributions – (9,064) – (1,397)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 1,902 5,155 3,355 13,158
Class 2 .............................................................................................. 5,161 4,919 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 8,219 – 1,397
Class 2 .............................................................................................. – 845 N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. (13,232) (25,015) (4,187) (12,417)
Class 2 .............................................................................................. (1,521) (2,405) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,690) (8,282) (832) 2,138
Total Increase (Decrease) 15,186 8,951 593 4,325
Net Assets
Beginning of period ...................................................................................... 165,714 156,763 35,824 31,499
End of period ............................................................................................
$ 180,900 $ 165,714 $ 36,417 $ 35,824
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 52 179 243 1,023
Class 2 .............................................................................................. 144 159 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 269 – 108
Class 2 .............................................................................................. – 28 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (363) (824) (303) (965)
Class 2 .............................................................................................. (44) (81) N/A N/A
Net Increase (Decrease) ..................................................................................
(211) (270) (60) 166

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 1,092 $ 3,226 $ 1,022 $ 3,386
Net realized gain (loss) on investments .................................................................. 2,240 10,967 2,338 8,619
Change in unrealized appreciation/depreciation of investments ......................................... 8,802 5,602 16,846 16,183
Net Increase (Decrease) in Net Assets Resulting from Operations 12,134 19,795 20,206 28,188
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (7,874) – (7,444)
Total Dividends and Distributions – (7,874) – (7,444)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 13,860 41,931 30,112 60,753
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 7,874 – 7,444
Dollars redeemed:
Class 1 .............................................................................................. (21,435) (58,034) (24,448) (42,822)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,575) (8,229) 5,664 25,375
Total Increase (Decrease) 4,559 3,692 25,870 46,119
Net Assets
Beginning of period ...................................................................................... 194,167 190,475 228,291 182,172
End of period ............................................................................................
$ 198,726 $ 194,167 $ 254,161 $ 228,291
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 897 2,969 1,984 4,701
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 569 – 570
Shares redeemed:
Class 1 .............................................................................................. (1,387) (4,285) (1,628) (3,418)
Net Increase (Decrease) ..................................................................................
(490) (747) 356 1,853

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 375 $ 1,600 $ 123 $ 709
Net realized gain (loss) on investments .................................................................. 728 4,034 261 1,976
Change in unrealized appreciation/depreciation of investments ......................................... 10,821 9,163 5,933 4,442
Net Increase (Decrease) in Net Assets Resulting from Operations 11,924 14,797 6,317 7,127
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (3,620) – (1,684)
Total Dividends and Distributions – (3,620) – (1,684)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 17,390 23,228 12,154 9,945
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 3,620 – 1,684
Dollars redeemed:
Class 1 .............................................................................................. (10,864) (16,293) (3,623) (6,174)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 6,526 10,555 8,531 5,455
Total Increase (Decrease) 18,450 21,732 14,848 10,898
Net Assets
Beginning of period ...................................................................................... 107,137 85,405 49,779 38,881
End of period ............................................................................................
$ 125,587 $ 107,137 $ 64,627 $ 49,779
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 916 1,475 651 656
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 227 – 111
Shares redeemed:
Class 1 .............................................................................................. (568) (1,044) (195) (412)
Net Increase (Decrease) ..................................................................................
348 658 456 355

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Principal LifeTime 2060
Account
Principal LifeTime Strategic
Income Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 19 $ 154 $ 236 $ 576
Net realized gain (loss) on investments .................................................................. 31 316 302 1,263
Change in unrealized appreciation/depreciation of investments ......................................... 1,537 1,132 389 900
Net Increase (Decrease) in Net Assets Resulting from Operations 1,587 1,602 927 2,739
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (346) – (686)
Total Dividends and Distributions – (346) – (686)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 3,728 5,470 3,140 13,699
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 346 – 686
Dollars redeemed:
Class 1 .............................................................................................. (1,632) (3,735) (3,843) (11,692)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 2,096 2,081 (703) 2,693
Total Increase (Decrease) 3,683 3,337 224 4,746
Net Assets
Beginning of period ...................................................................................... 11,468 8,131 31,025 26,279
End of period ............................................................................................
$ 15,151 $ 11,468 $ 31,249 $ 31,025
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 213 395 243 1,125
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 24 – 56
Shares redeemed:
Class 1 .............................................................................................. (93) (277) (297) (968)
Net Increase (Decrease) ..................................................................................
120 142 (54) 213

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Real Estate Securities Account SAM Balanced Portfolio
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 837 $ 2,591 $ 1,865 $ 11,114
Net realized gain (loss) on investments .................................................................. 4,715 9,588 53,313 15,288
Change in unrealized appreciation/depreciation of investments ......................................... 21,809 (19,045) 11,988 42,753
Net Increase (Decrease) in Net Assets Resulting from Operations 27,361 (6,866) 67,166 69,155
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (10,113) – (28,428)
Class 2 .............................................................................................. – (471) – (6,281)
Total Dividends and Distributions – (10,584) – (34,709)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 11,815 14,394 13,076 15,889
Class 2 .............................................................................................. 859 2,633 5,532 12,156
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 10,113 – 28,428
Class 2 .............................................................................................. – 471 – 6,281
Dollars redeemed:
Class 1 .............................................................................................. (14,997) (33,684) (37,526) (77,946)
Class 2 .............................................................................................. (451) (1,825) (6,062) (15,097)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (2,774) (7,898) (24,980) (30,289)
Total Increase (Decrease) 24,587 (25,348) 42,186 4,157
Net Assets
Beginning of period ...................................................................................... 136,582 161,930 702,987 698,830
End of period ............................................................................................
$ 161,169 $ 136,582 $ 745,173 $ 702,987
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 562 757 753 1,033
Class 2 .............................................................................................. 41 136 324 811
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 571 – 1,893
Class 2 .............................................................................................. – 27 – 424
Shares redeemed:
Class 1 .............................................................................................. (716) (1,781) (2,163) (5,156)
Class 2 .............................................................................................. (22) (94) (359) (1,001)
Net Increase (Decrease) ..................................................................................
(135) (384) (1,445) (1,996)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
SAM Conservative Balanced
Portfolio
SAM Conservative Growth
Portfolio
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 949 $ 3,643 $ 83 $ 4,716
Net realized gain (loss) on investments .................................................................. 10,037 2,428 20,951 7,957
Change in unrealized appreciation/depreciation of investments ......................................... 2,647 10,081 26,285 30,555
Net Increase (Decrease) in Net Assets Resulting from Operations 13,633 16,152 47,319 43,228
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (6,527) – (7,057)
Class 2 .............................................................................................. – (1,120) – (4,603)
Total Dividends and Distributions – (7,647) – (11,660)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 9,521 10,993 9,868 15,388
Class 2 .............................................................................................. 3,999 6,465 8,012 10,170
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 6,527 – 7,057
Class 2 .............................................................................................. – 1,120 – 4,603
Dollars redeemed:
Class 1 .............................................................................................. (13,758) (24,358) (19,422) (28,311)
Class 2 .............................................................................................. (3,761) (4,138) (4,114) (12,707)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (3,999) (3,391) (5,656) (3,800)
Total Increase (Decrease) 9,634 5,114 41,663 27,768
Net Assets
Beginning of period ...................................................................................... 194,589 189,475 384,615 356,847
End of period ............................................................................................
$ 204,223 $ 194,589 $ 426,278 $ 384,615
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 725 905 428 809
Class 2 .............................................................................................. 308 542 354 541
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 548 – 365
Class 2 .............................................................................................. – 95 – 242
Shares redeemed:
Class 1 .............................................................................................. (1,034) (2,063) (840) (1,484)
Class 2 .............................................................................................. (293) (354) (181) (682)
Net Increase (Decrease) ..................................................................................
(294) (327) (239) (209)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio SAM Strategic Growth Portfolio
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 1,041 $ 4,396 $ (406) $ 3,541
Net realized gain (loss) on investments .................................................................. 9,507 2,977 19,219 8,211
Change in unrealized appreciation/depreciation of investments ......................................... (1,993) 4,312 30,546 35,189
Net Increase (Decrease) in Net Assets Resulting from Operations 8,555 11,685 49,359 46,941
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (7,314) – (6,858)
Class 2 .............................................................................................. – (1,558) – (5,802)
Total Dividends and Distributions – (8,872) – (12,660)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 7,545 12,405 8,892 17,678
Class 2 .............................................................................................. 4,177 7,059 5,259 10,818
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 7,314 – 6,858
Class 2 .............................................................................................. – 1,558 – 5,802
Dollars redeemed:
Class 1 .............................................................................................. (13,675) (30,419) (12,007) (23,845)
Class 2 .............................................................................................. (2,668) (5,053) (5,859) (11,395)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (4,621) (7,136) (3,715) 5,916
Total Increase (Decrease) 3,934 (4,323) 45,644 40,197
Net Assets
Beginning of period ...................................................................................... 184,262 188,585 355,610 315,413
End of period ............................................................................................
$ 188,196 $ 184,262 $ 401,254 $ 355,610
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 580 1,003 346 858
Class 2 .............................................................................................. 323 577 206 543
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 601 – 327
Class 2 .............................................................................................. – 129 – 281
Shares redeemed:
Class 1 .............................................................................................. (1,050) (2,490) (468) (1,170)
Class 2 .............................................................................................. (206) (415) (230) (555)
Net Increase (Decrease) ..................................................................................
(353) (595) (146) 284

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Short-Term Income Account SmallCap Account
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Period Ended
June 30, 2021
Year Ended
December 31,
2020
Operations
Net investment income (loss) ............................................................................ $ 852 $ 2,255 $ 208 $ 397
Net realized gain (loss) on investments and futures contracts ........................................... 106 1,329 20,526 8,395
Change in unrealized appreciation/depreciation of investments and futures contracts .................. (1,129) 1,248 20,093 28,277
Net Increase (Decrease) in Net Assets Resulting from Operations (171) 4,832 40,827 37,069
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. – (3,166) – (12,854)
Class 2 .............................................................................................. N/A N/A – (488)
Total Dividends and Distributions – (3,166) – (13,342)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 20,121 76,173 10,927 11,103
Class 2 .............................................................................................. N/A N/A 889 1,429
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 3,166 – 12,854
Class 2 .............................................................................................. N/A N/A – 488
Dollars redeemed:
Class 1 .............................................................................................. (27,644) (54,838) (21,398) (35,244)
Class 2 .............................................................................................. N/A N/A (832) (1,358)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,523) 24,501 (10,414) (10,728)
Total Increase (Decrease) (7,694) 26,167 30,413 12,999
Net Assets
Beginning of period ...................................................................................... 157,019 130,852 204,262 191,263
End of period ............................................................................................
$ 149,325 $ 157,019 $ 234,675 $ 204,262
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 7,748 29,351 559 841
Class 2 .............................................................................................. N/A N/A 45 102
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. – 1,223 – 965
Class 2 .............................................................................................. N/A N/A – 37
Shares redeemed:
Class 1 .............................................................................................. (10,645) (21,193) (1,097) (2,487)
Class 2 .............................................................................................. N/A N/A (44) (96)
Net Increase (Decrease) ..................................................................................
(2,897) 9,381 (537) (638)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)
as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for
Blue Chip Account, Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed
Volatility Account, Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility
Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income
Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap
S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account,
Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account,
Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities
Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income
Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account and SmallCap Account (known as the “Accounts”), are presented herein. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040
Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account are referred to collectively as the “Principal LifeTime Accounts”. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative
Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 9, 2020, the initial purchase of $5,000,000 of Class 3 shares of Blue Chip Account was made by Principal Financial
Services, Inc.
Effective December 9, 2020, the initial purchases of $10,000 of Class 3 shares of the following Accounts were made by the Principal Global
Investors, LLC (“Manager”).
All classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Security Valuation. The Accounts may invest in other series of the Fund, Principal Funds, Inc., and other publicly traded investment funds, which are valued at the closing net asset value per share on the day of valuation. In addition, the Accounts may invest in Principal Exchange-
Traded Funds, which are valued at closing exchange price. The shares of the other series of the Fund, Principal Funds, Inc., and Principal
Exchange-Traded Funds are referred to as the “Affiliated Underlying Funds” and collectively, with other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified
Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and
Diversified Balanced Account Diversified Growth Managed Volatility Account
Diversified Balanced Managed Volatility Account Diversified Growth Volatility Control Account
Diversified Balanced Volatility Control Account Diversified Income Account
Diversified Growth Account Equity Income Account

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of June
30, 2021:
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount,
Diversified International Account
Euro 22.7%
Japanese Yen 15.7
British Pound Sterling 9.7
Hong Kong Dollar 7.9
Swiss Franc 7.1
Canadian Dollar 6.0
International Emerging Markets Account
Hong Kong Dollar 30.4%
Indian Rupee 14.5
New Taiwan Dollar 13.1
South Korean Won 12.0
Brazilian Real 7.5
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

if other than par. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding.
Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary.
Expenses included in the statements of operations and financial highlights of the Accounts do not include any expenses associated with the
Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2021, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain Accounts may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statements of assets and liabilities. As of June 30, 2021, Diversified International Account and International Emerging Markets Account had an accrued foreign tax liability of
$128,000 and $344,000, respectively.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of ( i ) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of June 30, 2021.
During the period ended June 30, 2021, Accounts lending to the Facility were as follows (amounts in thousands):
During the period ended June 30, 2021, Accounts borrowing from the Facility were as follows (amounts in thousands):
In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively, effective April 19, 2021. Prior to April 19,
2021, participants could borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .15% (effective April 19, 2021 and thereafter) on the amount of the line of credit which is allocated to each participant based on average net assets. Prior to April 19, 2021, the commitment fee was charged at an annual rate of .20%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of June 30, 2021. During the period ended June 30, 2021, there were no borrowings from the line of credit.
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Bond Market Index Account $ 2,243 0.63%
Core Plus Bond Account 110 0.69
Diversified International Account 14 0.69
Equity Income Account 71 0.58
Government & High Quality Bond Account 54 0.67
International Emerging Markets Account 5 0.59
LargeCap Growth Account I 29 0.69
LargeCap S&P 500 Index Account 422 0.64
LargeCap S&P 500 Managed Volatility Index Account 35 0.70
MidCap Account 3 0.70
Short-Term Income Account 29 0.70
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Diversified Balanced Volatility Control Account $ 48 0.68%
Diversified Growth Volatility Control Account 210 0.66
Diversified International Account 9 0.69
International Emerging Markets Account 1 0.61
LargeCap S&P 500 Index Account 246 0.69
MidCap Account 44 0.69
Real Estate Securities Account 29 0.66
SmallCap Account 4 0.60
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Accounts invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant Master Netting Agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of June 30, 2021 , no Accounts had financial assets and liabilities subject to
Master Netting Agreements or similar agreements.
Cross Trades.  The Accounts may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so an account may be considered affiliated with any portfolio for which the account's sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended June 30, 2021, none of the Accounts had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

As of June 30, 2021, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Accounts by the broker is received in the account’s custodian account. As of June 30, 2021, there were no deposits from counterparty.
Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Accounts’ investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced
Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account,
Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments.
For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account and Government & High Quality Bond
Account. The notional values of the futures contracts will vary in accordance with the changing duration of these accounts.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
Core Plus Bond Account $ — $ 1 $ 8 $ 9
Government & High Quality Bond Account 118 — — 118
LargeCap Growth Account I 77 — — 77
Short-Term Income Account 34 — — 34
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the
Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the period ended June 30, 2021 , LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase an account’s exposure to the underlying instrument. Writing call options tends to decrease an account’s exposure to the underlying instrument. When an account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss.
An account, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk an account may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that an account as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. An account may also purchase put and call options. Purchasing call options tends to increase an account's exposure to the underlying instrument. Purchasing put options tends to decrease an account's exposure to the underlying instrument. An account pays a premium which is included on the account's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at  period end are included in the Accounts' schedules of investments.
Private Investments in Public Equity. The Accounts may invest in private investments in public equity (“PIPE”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPE investments, the Accounts may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Accounts are obligated to fund these commitments when the contingencies are met and therefore, the Accounts must have funds sufficient to cover its obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments are categorized as Level 2 within the disclosure hierarchy.
As of June 30, 2021, the Accounts had unfunded commitments in connection with PIPE investments as follows (amounts in thousands):
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Unfunded Commitment Unrealized Gain/(Loss)
SmallCap Account $ 134 $ (15)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted on the schedules of investments, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105%
of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the
Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
Security lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Accounts are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2021 , the Accounts had no unfunded loan commitments.
Short Sales. Certain of the Accounts may enter into short sales transactions. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations. No Accounts entered into short sales transactions during the period ended June 30, 2021.
Swap Agreements. Certain of the Accounts may enter into swap agreements. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.
If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2021 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each of the Principal LifeTime Accounts, each of the SAM Portfolios, Diversified Balanced
Account, Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account,
Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and Principal Exchange-Traded Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

As of June 30, 2021, series of the Fund owned the following percentages, in aggregate, of the outstanding shares of the Affiliated Underlying
Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.89%
Equity Income Account 23.78
Government & High Quality Bond Account 27.03
LargeCap S&P 500 Index Account 82.26
LargeCap S&P 500 Managed Volatility Index
Account 100.00
Asset Derivatives June 30, 2021 Liability Derivatives June 30, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 82
*
Payables, Total distributable earnings (accumulated loss)
$ 89
*
Government & High Quality Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 66
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Growth Account I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 17
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 174
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 462
*
Payables, Total distributable earnings (accumulated loss)
$ 301
Short-Term Income Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 18
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/
depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
June 30, 2021 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 54 $ (8)
Government & High Quality Bond Account
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 662 $ 48
LargeCap Growth Account I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 626 $ 5
LargeCap S&P 500 Index Account
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 6,634 $ (826)
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (519) $ (28)
Short-Term Income Account
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 59 $ 18
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Interest Rate Contracts Futures - Long $ 4,178
Futures - Short 12,450
Government & High Quality Bond
Account
Interest Rate Contracts Futures - Long 12,905
Futures - Short 9,915
LargeCap Growth Account I
Equity Contracts Futures - Long 2,289
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 40,372
LargeCap S&P 500 Managed Volatility
Index Account
Equity Contracts Futures - Long 4,732
Purchased Options 30
Written Options 30
Short-Term Income Account
Interest Rate Contracts Futures - Short 5,187
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates, available cash, or direct offering price. Significant increases in yield to maturity, EBITDA multiples, available cash, or direct offering price would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurements. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

The following is a summary of the inputs used as of June 30, 2021 in valuing the Accounts' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 6,541 $ — $ — $ 6,541
Investment Companies 17 — — 17
Total investments in securities $ 6,558 $ — $ — $ 6,558
Bond Market Index Account
Bonds* — 943,210 — 943,210
Investment Companies 300,369 — — 300,369
Municipal Bonds* — 17,325 — 17,325
U.S. Government & Government Agency Obligations* — 1,858,184 — 1,858,184
Total investments in securities $ 300,369 $ 2,818,719 $ — $ 3,119,088
Core Plus Bond Account
Bonds* — 148,748 17 148,765
Common Stocks
Energy — 264 — 264
Investment Companies 37,826 — — 37,826
Senior Floating Rate Interests* — 3,831 — 3,831
U.S. Government & Government Agency Obligations* — 78,237 — 78,237
Total investments in securities $ 37,826 $ 231,080 $ 17 $ 268,923
Assets
Interest Rate Contracts
Futures** 82 — — 82
Liabilities
Interest Rate Contracts
Futures** (89) — — (89)
Diversified Balanced Account
Bonds* — — — —
Investment Companies 1,021,318 — — 1,021,318
Total investments in securities $ 1,021,318 $ — $ — $ 1,021,318
Diversified Balanced Managed Volatility Account
Investment Companies 187,666 — — 187,666
Total investments in securities $ 187,666 $ — $ — $ 187,666
Diversified Balanced Volatility Control Account
Investment Companies 210,411 — — 210,411
Total investments in securities $ 210,411 $ — $ — $ 210,411
Diversified Growth Account
Investment Companies 3,974,823 — — 3,974,823
Total investments in securities $ 3,974,823 $ — $ — $ 3,974,823
Diversified Growth Managed Volatility Account
Investment Companies 394,553 — — 394,553
Total investments in securities $ 394,553 $ — $ — $ 394,553
Diversified Growth Volatility Control Account
Investment Companies 1,149,454 — — 1,149,454
Total investments in securities $ 1,149,454 $ — $ — $ 1,149,454
Diversified Income Account
Investment Companies 328,940 — — 328,940
Total investments in securities $ 328,940 $ — $ — $ 328,940
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Income Account
Diversified International Account
Common Stocks
Basic Materials $ 3,476 $ 12,422 $ — $ 15,898
Communications 3,289 12,945 — 16,234
Consumer, Cyclical 5,190 53,879 — 59,069
Consumer, Non-cyclical 2,060 41,753 — 43,813
Energy 3,512 11,137 — 14,649
Financial 12,900 50,592 — 63,492
Industrial 3,261 39,724 — 42,985
Technology — 40,029 — 40,029
Utilities 1,406 5,136 — 6,542
Investment Companies 9,405 — — 9,405
Total investments in securities $ 44,499 $ 267,617 $ — $ 312,116
Equity Income Account
Common Stocks* 710,128 — — 710,128
Investment Companies 14,621 — — 14,621
Total investments in securities $ 724,749 $ — $ — $ 724,749
Government & High Quality Bond Account
Bonds* — 37,224 — 37,224
Investment Companies 19,111 — — 19,111
U.S. Government & Government Agency Obligations* — 188,158 — 188,158
Total investments in securities $ 19,111 $ 225,382 $ — $ 244,493
Assets
Interest Rate Contracts
Futures** 66 — — 66
International Emerging Markets Account
Common Stocks
Basic Materials 1,241 4,692 — 5,933
Communications 1,839 13,697 — 15,536
Consumer, Cyclical 2,787 9,622 — 12,409
Consumer, Non-cyclical 2,708 8,413 — 11,121
Diversified — 495 — 495
Energy 2,076 3,652 — 5,728
Financial 2,357 15,219 — 17,576
Industrial 904 8,057 — 8,961
Technology — 20,989 — 20,989
Utilities — 1,780 — 1,780
Investment Companies 1,144 — — 1,144
Preferred Stocks
Technology — 257 — 257
Total investments in securities $ 15,056 $ 86,873 $ — $ 101,929
LargeCap Growth Account I
Common Stocks
Basic Materials 9,925 — — 9,925
Communications 187,552 — — 187,552
Consumer, Cyclical 43,525 — — 43,525
Consumer, Non-cyclical 163,292 12 — 163,304
Energy 352 — — 352
Financial 39,108 — — 39,108
Industrial 21,294 — — 21,294
Technology 192,99 6 — 23 0 193,226
Utilities 586 — — 586
Convertible Preferred Stocks
Basic Materials — — 203 203
Communications — — 254 254
Consumer, Cyclical — — 12,024 12,024
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap Growth Account I
Technology $ — $ — $ 539 $ 539
Investment Companies 8,456 — — 8,456
Total investments in securities $ 667,08 6 $ 12 $ 13,25 0 $ 680,348
Assets
Equity Contracts
Futures** 17 — — 17
LargeCap S&P 500 Index Account
Common Stocks* 3,100,295 — — 3,100,295
Investment Companies 20,607 — — 20,607
Total investments in securities $ 3,120,902 $ — $ — $ 3,120,902
Assets
Equity Contracts
Futures** 174 — — 174
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 228,972 — — 228,972
Investment Companies 16,023 — — 16,023
Purchased Options 427 — — 427
Total investments in securities $ 245,422 $ — $ — $ 245,422
Assets
Equity Contracts
Futures** 35 — — 35
Liabilities
Equity Contracts
Written Options (301) — — (301)
MidCap Account
Common Stocks
Basic Materials 3,802 — — 3,802
Communications 57,696 — — 57,696
Consumer, Cyclical 166,613 — — 166,613
Consumer, Non-cyclical 82,819 — — 82,819
Diversified — 1,162 — 1,162
Financial 157,890 — — 157,890
Industrial 83,200 — — 83,200
Technology 106,746 — — 106,746
Utilities 15,852 — — 15,852
Investment Companies 540 — — 540
Total investments in securities $ 675,158 $ 1,162 $ — $ 676,320
Principal Capital Appreciation Account
Common Stocks
Basic Materials 2,678 — — 2,678
Communications 27,448 — — 27,448
Consumer, Cyclical 20,916 — — 20,916
Consumer, Non-cyclical 31,196 — — 31,196
Energy 5,896 — — 5,896
Financial 29,400 — — 29,400
Industrial 12,515 1,711 — 14,226
Technology 42,564 — — 42,564
Utilities 4,195 — — 4,195
Investment Companies 3,380 — — 3,380
Total investments in securities $ 180,188 $ 1,711 $ — $ 181,899
Principal LifeTime 2010 Account
Investment Companies 36,424 — — 36,424
Total investments in securities $ 36,424 $ — $ — $ 36,424
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2020 Account
Investment Companies $ 198,734 $ — $ — $ 198,734
Total investments in securities $ 198,734 $ — $ — $ 198,734
Principal LifeTime 2030 Account
Investment Companies 254,169 — — 254,169
Total investments in securities $ 254,169 $ — $ — $ 254,169
Principal LifeTime 2040 Account
Investment Companies 125,594 — — 125,594
Total investments in securities $ 125,594 $ — $ — $ 125,594
Principal LifeTime 2050 Account
Investment Companies 64,635 — — 64,635
Total investments in securities $ 64,635 $ — $ — $ 64,635
Principal LifeTime 2060 Account
Investment Companies 15,158 — — 15,158
Total investments in securities $ 15,158 $ — $ — $ 15,158
Principal LifeTime Strategic Income Account
Investment Companies 31,257 — — 31,257
Total investments in securities $ 31,257 $ — $ — $ 31,257
Real Estate Securities Account
Common Stocks* 160,120 — — 160,120
Investment Companies 743 — — 743
Total investments in securities $ 160,863 $ — $ — $ 160,863
SAM Balanced Portfolio
Investment Companies 745,349 — — 745,349
Total investments in securities $ 745,349 $ — $ — $ 745,349
SAM Conservative Balanced Portfolio
Investment Companies 204,276 — — 204,276
Total investments in securities $ 204,276 $ — $ — $ 204,276
SAM Conservative Growth Portfolio
Investment Companies 426,402 — — 426,402
Total investments in securities $ 426,402 $ — $ — $ 426,402
SAM Flexible Income Portfolio
Investment Companies 188,246 — — 188,246
Total investments in securities $ 188,246 $ — $ — $ 188,246
SAM Strategic Growth Portfolio
Investment Companies 401,375 — — 401,375
Total investments in securities $ 401,375 $ — $ — $ 401,375
Short-Term Income Account
Bonds* — 131,656 — 131,656
Investment Companies 3,703 — — 3,703
U.S. Government & Government Agency Obligations* — 12,381 — 12,381
Total investments in securities $ 3,703 $ 144,037 $ — $ 147,740
Assets
Interest Rate Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized with Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments.
The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Short-Term Income Account
Futures** $ 18 $ — $ — $ 18
SmallCap Account
Common Stocks
Basic Materials 9,103 — — 9,103
Communications 5,843 — — 5,843
Consumer, Cyclical 32,675 — — 32,675
Consumer, Non-cyclical 57,580 — — 57,580
Diversified 1,707 1,428 — 3,135
Energy 5,101 — — 5,101
Financial 47,698 — — 47,698
Industrial 32,422 — — 32,422
Technology 31,961 — — 31,961
Utilities 6,073 — — 6,073
Investment Companies 9,807 — — 9,807
Total investments in securities $ 239,970 $ 1,428 $ — $ 241,398
Fund Asset Type
Fair Value as of
June 30, 2021 Valuation Technique Unobservable Input
Input Valuations
(weighted
average)*
LargeCap Growth
Account I
Common Stocks $230 Precedent Transactions Direct Offering Price $40.13
Convertible Preferred
Stocks
13,020 Precedent Transactions Direct Offering Price $ 0.61 – 91.72 (67.74)
$ 13,250
Fund
Fair Value
December
31, 2020
Realized
Gain/
(Loss)
Accrued Discounts/
Premiums
and Change in
Unrealized Gain/
(Loss) Purchases
Proceeds
from
Sales
Transfers
into
Level 3*
Transfers
Out of
Level 3**
Fair Value
June 30, 2021
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
Held at June 30,
2021
LargeCap Growth Account I
Common Stock
Technology $ 155 $ — $ 140 $— $ (65) $ — $ — $ 230 $ 140
Convertible Preferred Stock
Basic Materials — — — 203 — — — 203 —
Communications 254 — — — — — — 254 —
Consumer,
Cyclical 2,623 — 8,787 614 — — — 12,024 8,787
Technology 1,030 — (273) — (218) — — 539 (273)
Total $ 4,062 $ — $ 8,654 $ 817 $ (283) $ — $ — $ 13,250 $ 8,654
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

At the end of the period, there were no other Accounts which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime
Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:
The Manager has contractually agreed to waive certain of the Accounts' management and investment advisory fees. The expense waiver will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities.
Net Assets of Account (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
Government & High Quality Bond Account .50 .48 .46 .45 .44
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .83 .78 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Account (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
International Emerging Markets Account 1.10 1.05 1.00 .95 .90
Net Assets of Account (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .50
Short-Term Income Account .45 .39
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Index Account .25
LargeCap S&P 500 Managed Volatility Index
Account
.45
Period from January 1, 2021 through June 30, 2021
Expiration
LargeCap Growth Account I .016 April 30, 2022
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

The operating expense limits are as follows:
In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:
Distribution Fees. Class 2 and Class 3 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor,
Inc. (an affiliate of the Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Accounts bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Accounts. Administrative fees are paid to Principal Shareholder Services,
Inc. (an affiliate of the Manager), the principal administrator of the Accounts. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each account and is shown on the statements of operations.
Affiliated Ownership. At June 30, 2021, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):
Period from January 1, 2021 through June 30, 2021
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05% April 30, 2022
Diversified Balanced Managed Volatility Account N/A .31% N/A April 30, 2022
International Emerging Markets Account 1.20% N/A N/A April 30, 2022
LargeCap Growth Account I .69 N/A N/A April 30, 2022
Principal LifeTime 2060 Account .10 N/A N/A April 30, 2022
Period from January 1, 2021 through June 30, 2021
Class 2 Expense Limit
Diversified Income Account .31%
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 542
Bond Market Index Account 2,904 N/A N/A
Core Plus Bond Account 19,612 N/A N/A
Diversified Balanced Account 2,230 52,307 1
Diversified Balanced Managed Volatility Account N/A 12,980 1
Diversified Balanced Volatility Control Account N/A 16,036 1
Diversified Growth Account N/A 181,303 1
Diversified Growth Managed Volatility Account N/A 25,439 1
Diversified Growth Volatility Control Account N/A 83,730 1
Diversified Income Account N/A 21,354 1
Diversified International Account 15,711 N/A N/A
Equity Income Account 11,567 335 —
Government & High Quality Bond Account 13,732 N/A N/A
International Emerging Markets Account 4,619 N/A N/A
LargeCap Growth Account I 11,972 N/A N/A
LargeCap S&P 500 Index Account 20,348 1,544 N/A
MidCap Account 8,773 98 N/A
Principal Capital Appreciation Account 3,389 278 N/A
Principal LifeTime 2010 Account 2,576 N/A N/A
Principal LifeTime 2020 Account 12,467 N/A N/A
Principal LifeTime 2030 Account 16,092 N/A N/A
Principal LifeTime 2040 Account 6,272 N/A N/A
Principal LifeTime 2050 Account 3,306 N/A N/A
Principal LifeTime 2060 Account 816 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

6. Investment Transactions
For the period ended June 30, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Accounts were as follows (amounts in thousands):
For the period ended June 30, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
Class 1 Class 2 Class 3
Principal LifeTime Strategic Income Account 2,362 N/A N/A
Real Estate Securities Account 6,608 372 N/A
SAM Balanced Portfolio 30,634 1,820 N/A
SAM Conservative Balanced Portfolio 12,308 1,095 N/A
SAM Conservative Growth Portfolio 8,708 1,095 N/A
SAM Flexible Income Portfolio 10,733 1,964 N/A
SAM Strategic Growth Portfolio 7,281 621 N/A
Short-Term Income Account 56,587 N/A N/A
SmallCap Account 10,567 228 N/A
Purchases Sales
Blue Chip Account $ 1,115 $ 632
Bond Market Index Account 1,560,434 1,446,157
Core Plus Bond Account 171,051 185,132
Diversified Balanced Account 52,212 115,566
Diversified Balanced Managed Volatility Account 13,548 21,959
Diversified Balanced Volatility Control Account 65,683 51,120
Diversified Growth Account 177,647 391,758
Diversified Growth Managed Volatility Account 23,101 37,964
Diversified Growth Volatility Control Account 402,128 333,660
Diversified Income Account 35,538 43,218
Diversified International Account 60,469 68,846
Equity Income Account 29,516 190,376
Government & High Quality Bond Account 275,996 298,755
International Emerging Markets Account 17,211 19,313
LargeCap Growth Account I 66,480 87,061
LargeCap S&P 500 Index Account 34,030 204,929
LargeCap S&P 500 Managed Volatility Index Account 2,667 23,401
MidCap Account 50,119 84,390
Principal Capital Appreciation Account 24,431 32,373
Principal LifeTime 2010 Account 4,240 4,820
Principal LifeTime 2020 Account 16,691 23,172
Principal LifeTime 2030 Account 35,050 28,362
Principal LifeTime 2040 Account 19,840 12,938
Principal LifeTime 2050 Account 13,431 4,775
Principal LifeTime 2060 Account 3,797 1,681
Principal LifeTime Strategic Income Account 3,782 4,246
Real Estate Securities Account 17,972 19,868
SAM Balanced Portfolio 201,580 225,284
SAM Conservative Balanced Portfolio 59,040 62,566
SAM Conservative Growth Portfolio 127,865 133,046
SAM Flexible Income Portfolio 56,424 59,896
SAM Strategic Growth Portfolio 96,751 100,799
Short-Term Income Account 31,134 32,436
SmallCap Account 53,570 67,653
Purchases Sales
Bond Market Index Account $ 638,817 $ 528,902
Core Plus Bond Account 43,810 59,471
Government & High Quality Bond Account 137,355 146,643
Short-Term Income Account 7,392 5,506
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2021 and December
31, 2020 were as follows (amounts in thousands):
*The Accounts designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term Capital
Gains
2021 2020 2021 2020*
Bond Market Index Account $ — $ 66,635 $ — $ —
Core Plus Bond Account — 9,503 — —
Diversified Balanced Account — 24,559 — 29,770
Diversified Balanced Managed Volatility Account — 3,789 — 6,025
Diversified Balanced Volatility Control Account — 3,190 — 1,297
Diversified Growth Account — 80,741 — 110,087
Diversified Growth Managed Volatility Account — 7,464 — 14,949
Diversified Growth Volatility Control Account — 17,491 — 9,313
Diversified Income Account — 6,762 — 4,037
Diversified International Account — 6,493 — —
Equity Income Account — 15,534 — 19,615
Government & High Quality Bond Account — 5,987 — —
International Emerging Markets Account — 1,960 — —
LargeCap Growth Account I — 3,033 — 29,011
LargeCap S&P 500 Index Account — 51,542 — 159,258
LargeCap S&P 500 Managed Volatility Index Account — 3,444 — 4,904
MidCap Account — 3,984 — 53,763
Principal Capital Appreciation Account — 2,350 — 6,714
Principal LifeTime 2010 Account — 887 — 510
Principal LifeTime 2020 Account — 5,542 — 2,332
Principal LifeTime 2030 Account — 4,185 — 3,259
Principal LifeTime 2040 Account — 1,831 — 1,789
Principal LifeTime 2050 Account — 794 — 890
Principal LifeTime 2060 Account — 151 — 195
Principal LifeTime Strategic Income Account — 686 — —
Real Estate Securities Account — 2,794 — 7,790
SAM Balanced Portfolio — 14,711 — 19,998
SAM Conservative Balanced Portfolio — 4,519 — 3,128
SAM Conservative Growth Portfolio — 6,417 — 5,243
SAM Flexible Income Portfolio — 5,111 — 3,761
SAM Strategic Growth Portfolio — 5,611 — 7,049
Short-Term Income Account — 3,166 — —
SmallCap Account — 838 — 12,504
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ — $ 170 $ — $ 170
Bond Market Index Account 60,588 4,480 — 169,301 — 234,369
Core Plus Bond Account 12,215 10 — 12,808 29 25,062
Diversified Balanced Account 28,146 43,718 — 304,692 — 376,556
Diversified Balanced Managed Volatility Account 4,629 2,572 — 34,560 — 41,761
Diversified Balanced Volatility Control Account 5,288 794 — 14,726 (66) 20,742
Diversified Growth Account 96,335 154,353 — 1,219,347 — 1,470,035
Diversified Growth Managed Volatility Account 8,751 6,514 — 81,360 — 96,625
Diversified Growth Volatility Control Account 23,950 6,465 — 91,489 (20) 121,884
Diversified Income Account 8,095 5,445 — 57,319 — 70,859

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. As of December 31, 2020, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2020, the Accounts utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2020 , the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Diversified International Account 3,880 1,423 — 82,295 (1) 87,597
Equity Income Account 14,226 426 — 357,063 — 371,715
Government & High Quality Bond Account 4,265 — (8,973) 3,581 (35) (1,162)
International Emerging Markets Account 420 1,430 — 25,963 (2) 27,811
LargeCap Growth Account I 8,157 70,754 — 248,290 — 327,201
LargeCap S&P 500 Index Account 50,392 243,278 — 1,280,529 — 1,574,199
LargeCap S&P 500 Managed Volatility Index Account 7,415 19,457 — 89,067 (19,488) 96,451
MidCap Account 1,561 43,625 — 275,056 — 320,242
Principal Capital Appreciation Account 1,793 6,620 — 87,376 — 95,789
Principal LifeTime 2010 Account 1,192 1,413 — 3,408 — 6,013
Principal LifeTime 2020 Account 4,266 10,092 — 25,486 — 39,844
Principal LifeTime 2030 Account 5,511 6,650 — 35,066 — 47,227
Principal LifeTime 2040 Account 2,447 3,205 — 18,467 — 24,119
Principal LifeTime 2050 Account 1,109 1,580 — 9,548 — 12,237
Principal LifeTime 2060 Account 288 238 — 1,778 — 2,304
Principal LifeTime Strategic Income Account 887 968 — 2,579 — 4,434
Real Estate Securities Account 2,557 10,205 — 24,563 — 37,325
SAM Balanced Portfolio 11,461 15,012 — 175,339 — 201,812
SAM Conservative Balanced Portfolio 3,678 2,576 — 32,749 — 39,003
SAM Conservative Growth Portfolio 4,715 8,341 — 98,907 — 111,963
SAM Flexible Income Portfolio 4,510 2,803 — 19,396 — 26,709
SAM Strategic Growth Portfolio 3,537 8,783 — 83,952 — 96,272
Short-Term Income Account 2,913 8 — 2,854 (6) 5,769
SmallCap Account 5,090 2,437 — 53,191 — 60,718
Short-Term Long-Term Total
Government & High Quality Bond Account $ 1,055 $ 7,918 $ 8,973
Utilized
Bond Market Index Account $ 19,606
Core Plus Bond Account 3,611
Diversified International Account 272
Government & High Quality Bond Account 48
International Emerging Markets Account 69
Short-Term Income Account 656
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2020, the Accounts recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis.  As of June 30, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Balanced Account $ (6,995) $ 6,995
Diversified Growth Account (19,727) 19,727
Diversified International Account (336) 336
Equity Income Account (2,913) 2,913
LargeCap Growth Account I (10,553) 10,553
LargeCap S&P 500 Index Account (57,254) 57,254
LargeCap S&P 500 Managed Volatility Index Account (649) 649
MidCap Account (8,430) 8,430
Principal Capital Appreciation Account (1,256) 1,256
Real Estate Securities Account 13 (13)
SmallCap Account (1,418) 1,418
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 1,001 $ (11) $ 990 $ 5,568
Bond Market Index Account 116,071 (20,300) 95,771 3,023,317
Core Plus Bond Account 8,153 (1,703) 6,450 262,466
Diversified Balanced Account 336,513 (1,533) 334,980 686,338
Diversified Balanced Managed Volatility Account 42,464 (329) 42,135 145,531
Diversified Balanced Volatility Control Account 23,999 (652) 23,347 187,064
Diversified Growth Account 1,469,013 (5,919) 1,463,094 2,511,729
Diversified Growth Managed Volatility Account 106,521 (648) 105,873 288,680
Diversified Growth Volatility Control Account 168,507 (3,305) 165,202 984,252
Diversified Income Account 67,481 (1,038) 66,443 262,497
Diversified International Account 88,317 (3,399) 84,918 227,198
Equity Income Account 388,988 (2,672) 386,316 338,433
Government & High Quality Bond Account 4,556 (3,576) 980 243,579
International Emerging Markets Account 33,488 (2,089) 31,399 70,530
LargeCap Growth Account I 308,788 (3,441) 305,347 375,018
LargeCap S&P 500 Index Account 1,636,689 (76,441) 1,560,248 1,560,828
LargeCap S&P 500 Managed Volatility Index Account 114,767 (6,230) 108,537 136,619
MidCap Account 318,352 (2,600) 315,752 360,568
Principal Capital Appreciation Account 99,964 (1,201) 98,763 83,136
Principal LifeTime 2010 Account 4,331 (223) 4,108 32,316
Principal LifeTime 2020 Account 35,397 (1,109) 34,288 164,446
Principal LifeTime 2030 Account 52,968 (1,055) 51,913 202,256
Principal LifeTime 2040 Account 29,723 (435) 29,288 96,306
Principal LifeTime 2050 Account 15,624 (143) 15,481 49,154
Principal LifeTime 2060 Account 3,398 (82) 3,316 11,842
Principal LifeTime Strategic Income Account 3,152 (183) 2,969 28,288
Real Estate Securities Account 48,078 (1,705) 46,373 114,490
SAM Balanced Portfolio 189,583 (2,256) 187,327 558,022
SAM Conservative Balanced Portfolio 36,984 (1,588) 35,396 168,880
SAM Conservative Growth Portfolio 126,751 (1,558) 125,193 301,209
SAM Flexible Income Portfolio 19,525 (2,122) 17,403 170,843
SAM Strategic Growth Portfolio 116,620 (2,122) 114,498 286,877
Short-Term Income Account 2,207 (482) 1,725 146,033
SmallCap Account 81,168 (7,885) 73,283 168,100
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .26 % Shares Held Value (000's)
Money Market Funds - 0 .26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
16,519 $ 17
TOTAL INVESTMENT COMPANIES $ 17
COMMON STOCKS - 100 .05 % Shares Held Value (000's)
Aerospace & Defense - 4 .22%
TransDigm Group Inc
(b)
426 $ 276
Chemicals - 1 .36%
Linde PLC 227 66
Sherwin-Williams Co/The 86 23
$ 89
Commercial Services - 7 .57%
CoStar Group Inc
(b)
1,057 87
Moody's Corp 21 8
PayPal Holdings Inc
(b)
1,020 297
S&P Global Inc 250 103
$ 495
Diversified Financial Services - 9 .99%
Charles Schwab Corp/The 793 58
Mastercard Inc 836 305
Visa Inc 1,239 290
$ 653
Healthcare - Products - 5 .60%
Danaher Corp 677 182
IDEXX Laboratories Inc
(b)
89 56
Intuitive Surgical Inc
(b)
139 128
$ 366
Insurance - 0 .64%
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
42 2
Progressive Corp/The 411 40
$ 42
Internet - 22 .33%
Alphabet Inc - A Shares
(b)
31 76
Alphabet Inc - C Shares
(b)
143 358
Amazon.com Inc
(b)
169 581
Facebook Inc
(b)
657 229
Netflix Inc
(b)
358 189
Spotify Technology SA
(b)
98 27
$ 1,460
Lodging - 1 .74%
Hilton Worldwide Holdings Inc
(b)
944 114
Media - 3 .64%
Charter Communications Inc
(b)
263 190
Liberty Broadband Corp - C Shares
(b)
276 48
$ 238
Pharmaceuticals - 0 .84%
Zoetis Inc 297 55
Private Equity - 5 .54%
Brookfield Asset Management Inc 5,870 299
KKR & Co Inc 1,064 63
$ 362
REITs - 3 .92%
American Tower Corp 949 256
Retail - 3 .18%
CarMax Inc
(b)
393 51
Costco Wholesale Corp 121 48
O'Reilly Automotive Inc
(b)
86 49
Starbucks Corp 539 60
$ 208
Semiconductors - 2 .60%
NVIDIA Corp 213 170
Software - 26 .88%
Adobe Inc
(b)
538 315
Autodesk Inc
(b)
318 93
Intuit Inc 640 314
Microsoft Corp 2,088 566
Roper Technologies Inc 211 99
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
salesforce.com Inc
(b)
1,186 $ 290
Snowflake Inc - Class A
(b)
22 5
Twilio Inc
(b)
191 75
$ 1,757
TOTAL COMMON STOCKS $ 6,541
Total Investments $ 6,558
Other Assets and Liabilities -  (0.31)% (20)
TOTAL NET ASSETS - 100.00% $ 6,538
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 29 .48%
Communications 25 .97%
Financial 20 .09%
Consumer, Non-cyclical 14 .01%
Consumer, Cyclical 4 .92%
Industrial 4 .22%
Basic Materials 1 .36%
Money Market Funds 0 .26%
Other Assets and Liabilities
( 0 .31 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6 $ 513 $ 502 $ 17
$ 6 $ 513 $ 502 $ 17
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10 .45 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .96%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
125,000 $ 16,795
Vanguard Short-Term Corporate Bond ETF 130,000 10,752
$ 27,547
Money Market Funds - 9 .49%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
5,418,281 5,418
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
267,403,636 267,404
$ 272,822
TOTAL INVESTMENT COMPANIES $ 300,369
BONDS - 32 .82%
Principal
Amount (000's) Value (000's)
Advertising - 0 .04%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 190 $ 191
5.40%, 10/01/2048 300 401
Omnicom Group Inc
2.45%, 04/30/2030 160 162
2.60%, 08/01/2031 295 300
$ 1,054
Aerospace & Defense - 0 .60%
Boeing Co/The
1.43%, 02/04/2024 810 812
2.75%, 02/01/2026 175 183
2.95%, 02/01/2030 170 174
3.25%, 02/01/2028 1,200 1,272
3.25%, 02/01/2035 170 172
3.63%, 02/01/2031 175 188
3.75%, 02/01/2050 235 242
3.95%, 08/01/2059 315 330
4.51%, 05/01/2023 970 1,034
4.88%, 05/01/2025 620 695
5.04%, 05/01/2027 310 358
5.15%, 05/01/2030 310 367
5.71%, 05/01/2040 310 399
5.81%, 05/01/2050 505 680
5.88%, 02/15/2040 154 198
General Dynamics Corp
1.15%, 06/01/2026
(a)
195 196
2.25%, 11/15/2022 15 15
2.25%, 06/01/2031 195 200
3.25%, 04/01/2025 80 87
3.38%, 05/15/2023 300 316
3.50%, 04/01/2027 160 178
3.75%, 05/15/2028 300 340
4.25%, 04/01/2040 160 196
L3Harris Technologies Inc
1.80%, 01/15/2031 90 87
2.90%, 12/15/2029 60 64
3.83%, 04/27/2025 500 547
Lockheed Martin Corp
1.85%, 06/15/2030 55 55
3.55%, 01/15/2026 240 265
3.60%, 03/01/2035 350 401
3.80%, 03/01/2045 625 727
4.07%, 12/15/2042 47 57
4.09%, 09/15/2052 389 487
4.70%, 05/15/2046 25 33
Northrop Grumman Corp
3.20%, 02/01/2027 500 544
3.85%, 04/15/2045 500 575
4.03%, 10/15/2047 600 716
Raytheon Technologies Corp
2.25%, 07/01/2030 160 163
3.50%, 03/15/2027 800 882
3.75%, 11/01/2046 30 34
4.05%, 05/04/2047 300 353
4.13%, 11/16/2028 435 500
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.15%, 05/15/2045 $ 40 $ 48
4.35%, 04/15/2047 40 49
4.50%, 06/01/2042 600 747
4.63%, 11/16/2048 210 270
4.88%, 10/15/2040 154 195
5.70%, 04/15/2040 51 71
6.13%, 07/15/2038 18 26
6.70%, 08/01/2028 175 228
Teledyne Technologies Inc
0.95%, 04/01/2024 190 190
2.25%, 04/01/2028 190 193
$ 17,139
Agriculture - 0 .29%
Altria Group Inc
2.35%, 05/06/2025 160 167
2.45%, 02/04/2032 190 184
3.40%, 05/06/2030 325 343
3.70%, 02/04/2051 190 180
3.88%, 09/16/2046 60 60
4.00%, 02/04/2061 190 182
4.80%, 02/14/2029 63 73
5.80%, 02/14/2039 380 469
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 904
BAT Capital Corp
2.26%, 03/25/2028 170 169
2.73%, 03/25/2031 170 168
2.79%, 09/06/2024 245 257
3.46%, 09/06/2029 245 259
3.56%, 08/15/2027 800 857
3.98%, 09/25/2050 170 165
4.54%, 08/15/2047 325 346
BAT International Finance PLC
1.67%, 03/25/2026 170 170
Bunge Ltd Finance Corp
2.75%, 05/14/2031 195 197
Philip Morris International Inc
0.88%, 05/01/2026 175 173
1.75%, 11/01/2030 175 169
2.38%, 08/17/2022 30 31
2.75%, 02/25/2026 310 331
3.25%, 11/10/2024 30 32
3.38%, 08/11/2025 375 409
4.13%, 03/04/2043 300 344
4.25%, 11/10/2044 30 35
4.38%, 11/15/2041 61 72
4.50%, 03/20/2042 400 474
4.88%, 11/15/2043 35 44
Reynolds American Inc
4.45%, 06/12/2025 250 277
4.85%, 09/15/2023 350 382
5.70%, 08/15/2035 25 30
5.85%, 08/15/2045 415 508
$ 8,461
Airlines - 0 .04%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 161 166
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 301 302
Southwest Airlines Co
5.25%, 05/04/2025 480 548
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 138 146

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 $ 77 $ 77
$ 1,239
Apparel - 0 .05%
NIKE Inc
2.25%, 05/01/2023 200 206
2.40%, 03/27/2025 160 169
2.75%, 03/27/2027 160 172
3.25%, 03/27/2040 160 176
3.38%, 11/01/2046 350 393
3.63%, 05/01/2043 200 232
$ 1,348
Automobile Asset Backed Securities - 0 .05%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 984 991
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 119 120
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 225 225
$ 1,336
Automobile Manufacturers - 0 .42%
American Honda Finance Corp
0.55%, 07/12/2024 190 189
0.65%, 09/08/2023 170 171
1.20%, 07/08/2025 165 166
1.95%, 05/10/2023 160 165
2.05%, 01/10/2023 490 503
2.15%, 09/10/2024 445 465
Daimler Finance North America LLC
8.50%, 01/18/2031 127 193
General Motors Co
4.88%, 10/02/2023 675 735
5.00%, 10/01/2028 400 469
5.00%, 04/01/2035 200 242
5.40%, 04/01/2048 360 459
6.75%, 04/01/2046 25 36
General Motors Financial Co Inc
1.05%, 03/08/2024 190 191
1.25%, 01/08/2026 190 189
1.50%, 06/10/2026 190 189
1.70%, 08/18/2023 330 337
2.35%, 01/08/2031 190 187
2.40%, 04/10/2028 190 193
2.70%, 06/10/2031 190 191
3.25%, 01/05/2023 400 415
3.55%, 07/08/2022 500 516
3.70%, 05/09/2023 325 341
4.30%, 07/13/2025 325 359
4.35%, 01/17/2027 305 343
5.10%, 01/17/2024 500 550
PACCAR Financial Corp
0.35%, 08/11/2023 165 165
0.35%, 02/02/2024 190 189
1.80%, 02/06/2025 170 174
Toyota Motor Corp
1.34%, 03/25/2026 385 389
3.67%, 07/20/2028 200 227
Toyota Motor Credit Corp
0.35%, 10/14/2022 410 411
0.45%, 01/11/2024 190 189
0.50%, 08/14/2023 165 165
0.50%, 06/18/2024 190 189
0.80%, 10/16/2025 210 208
1.15%, 08/13/2027 165 163
1.35%, 08/25/2023 155 158
1.65%, 01/10/2031 190 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Toyota Motor Credit Corp   (continued)
1.80%, 02/13/2025 $ 160 $ 165
2.00%, 10/07/2024 165 172
2.25%, 10/18/2023 350 365
3.35%, 01/08/2024 400 428
3.45%, 09/20/2023 400 425
$ 12,161
Automobile Parts & Equipment - 0 .02%
BorgWarner Inc
3.38%, 03/15/2025
(a)
500 540
Banks - 6 .04%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 256
Banco Santander SA
1.85%, 03/25/2026 400 404
2.75%, 05/28/2025 200 211
2.75%, 12/03/2030 400 396
3.13%, 02/23/2023 600 625
3.49%, 05/28/2030 200 216
Bank of America Corp
0.52%, 06/14/2024
(f)
365 365
Secured Overnight Financing Rate + 0.41%
0.81%, 10/24/2024
(f)
340 341
Secured Overnight Financing Rate + 0.74%
0.98%, 04/22/2025
(f)
380 381
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(f)
170 170
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(f)
320 321
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(f)
365 368
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(f)
380 383
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(f)
750 729
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(f)
340 331
Secured Overnight Financing Rate + 1.37%
2.09%, 06/14/2029
(f)
190 192
Secured Overnight Financing Rate + 1.06%
2.46%, 10/22/2025
(f)
310 324
3 Month USD LIBOR + 0.87%
2.50%, 02/13/2031
(f)
320 327
3 Month USD LIBOR + 0.99%
2.59%, 04/29/2031
(f)
250 258
Secured Overnight Financing Rate + 2.15%
2.65%, 03/11/2032
(f)
570 585
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(f)
1,070 1,038
Secured Overnight Financing Rate + 1.93%
2.82%, 07/21/2023
(f)
500 512
3 Month USD LIBOR + 0.93%
2.83%, 10/24/2051
(f)
880 858
Secured Overnight Financing Rate + 1.88%
3.00%, 12/20/2023
(f)
1,389 1,439
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(f)
335 361
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 43
3.30%, 01/11/2023 330 344
3.31%, 04/22/2042
(f)
380 402
Secured Overnight Financing Rate + 1.58%
3.42%, 12/20/2028
(f)
1,041 1,134
3 Month USD LIBOR + 1.04%
3.48%, 03/13/2052
(f)
190 207
Secured Overnight Financing Rate + 1.65%

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.50%, 04/19/2026 $ 795 $ 876
3.55%, 03/05/2024
(f)
550 578
3 Month USD LIBOR + 0.78%
3.59%, 07/21/2028
(f)
500 550
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(f)
400 444
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(f)
300 320
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 33
3.95%, 04/21/2025 830 911
3.97%, 02/07/2030
(f)
1,000 1,134
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 544
4.18%, 11/25/2027 560 627
4.20%, 08/26/2024 625 685
4.27%, 07/23/2029
(f)
360 414
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
310 381
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(f)
30 37
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 33
5.88%, 02/07/2042 228 328
7.75%, 05/14/2038 250 395
Bank of America NA
6.00%, 10/15/2036 250 349
Bank of Montreal
0.45%, 12/08/2023 995 999
0.95%, 01/22/2027
(f)
190 187
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 150 155
2.55%, 11/06/2022 15 15
3.30%, 02/05/2024 400 428
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 150
0.50%, 04/26/2024 170 170
0.75%, 01/28/2026 185 183
1.60%, 04/24/2025 140 144
1.65%, 07/14/2028 150 151
1.85%, 01/27/2023 790 808
1.95%, 08/23/2022 850 866
2.10%, 10/24/2024 775 812
Bank of Nova Scotia/The
0.55%, 09/15/2023 170 170
1.05%, 03/02/2026 190 188
1.30%, 06/11/2025 160 162
2.00%, 11/15/2022 160 164
2.15%, 08/01/2031 190 189
2.45%, 09/19/2022 30 31
2.70%, 08/03/2026 170 182
3.40%, 02/11/2024 400 429
4.50%, 12/16/2025 500 566
Barclays PLC
1.01%, 12/10/2024
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.65%, 06/24/2031
(f)
320 324
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
2.67%, 03/10/2032
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
3.56%, 09/23/2035
(f)
200 208
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 1,700 1,729
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
3.81%, 03/10/2042
(f)
$ 200 $ 211
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.34%, 01/10/2028 1,030 1,152
4.38%, 01/12/2026 200 224
4.97%, 05/16/2029
(f)
210 246
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 830
BPCE SA
4.00%, 04/15/2024 250 273
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 184
0.95%, 06/23/2023 70 71
1.25%, 06/22/2026 190 189
2.61%, 07/22/2023
(f)
250 256
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 534
Citibank NA
3.65%, 01/23/2024 500 538
Citigroup Inc
0.78%, 10/30/2024
(f)
655 657
Secured Overnight Financing Rate + 0.69%
0.98%, 05/01/2025
(f)
485 486
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(f)
185 182
Secured Overnight Financing Rate + 0.77%
1.46%, 06/09/2027
(f)
370 368
Secured Overnight Financing Rate + 0.77%
1.68%, 05/15/2024
(f)
160 163
Secured Overnight Financing Rate + 1.67%
2.56%, 05/01/2032
(f)
520 529
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(f)
320 329
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(f)
315 325
Secured Overnight Financing Rate + 1.15%
2.70%, 10/27/2022 900 926
2.88%, 07/24/2023
(f)
200 205
3 Month USD LIBOR + 0.95%
2.98%, 11/05/2030
(f)
155 164
Secured Overnight Financing Rate + 1.42%
3.20%, 10/21/2026 770 834
3.50%, 05/15/2023 600 633
3.67%, 07/24/2028
(f)
1,200 1,323
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 544
3.89%, 01/10/2028
(f)
400 445
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 208
4.07%, 04/23/2029
(f)
240 272
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(f)
330 410
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 593
4.40%, 06/10/2025 780 871
4.45%, 09/29/2027 20 23
4.60%, 03/09/2026 60 68
4.65%, 07/30/2045 222 286
5.30%, 05/06/2044 25 34
5.50%, 09/13/2025 325 379
5.88%, 01/30/2042 328 471
6.63%, 06/15/2032 112 153
6.68%, 09/13/2043 30 46
8.13%, 07/15/2039 132 228

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Cooperatieve Rabobank UA
3.95%, 11/09/2022 $ 300 $ 314
5.25%, 05/24/2041 500 689
5.25%, 08/04/2045 250 335
5.75%, 12/01/2043 250 353
Cooperatieve Rabobank UA/NY
0.38%, 01/12/2024 250 249
Credit Suisse AG/New York NY
0.50%, 02/02/2024 305 304
3.63%, 09/09/2024 400 435
Credit Suisse Group AG
3.75%, 03/26/2025 750 814
4.88%, 05/15/2045 500 631
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 150 149
1.69%, 03/19/2026 500 505
2.13%, 11/24/2026
(f)
200 203
Secured Overnight Financing Rate + 1.87%
2.22%, 09/18/2024
(f)
170 175
Secured Overnight Financing Rate + 2.16%
3.04%, 05/28/2032
(f)
175 178
Secured Overnight Financing Rate + 1.72%
4.10%, 01/13/2026 500 548
Discover Bank
2.45%, 09/12/2024 320 335
2.70%, 02/06/2030 250 261
Fifth Third Bancorp
2.38%, 01/28/2025 85 89
4.30%, 01/16/2024 30 32
Fifth Third Bank NA
1.80%, 01/30/2023 250 255
3.85%, 03/15/2026 700 776
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
365 365
Secured Overnight Financing Rate + 0.54%
0.66%, 09/10/2024
(f)
385 384
Secured Overnight Financing Rate + 0.51%
0.67%, 03/08/2024
(f)
385 386
Secured Overnight Financing Rate + 0.57%
0.86%, 02/12/2026
(f)
155 154
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(f)
315 310
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(f)
385 384
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(f)
190 189
Secured Overnight Financing Rate + 0.82%
1.99%, 01/27/2032
(f)
475 461
Secured Overnight Financing Rate + 1.09%
2.60%, 02/07/2030 1,240 1,287
2.62%, 04/22/2032
(f)
380 388
Secured Overnight Financing Rate + 1.28%
3.21%, 04/22/2042
(f)
190 199
Secured Overnight Financing Rate + 1.51%
3.63%, 02/20/2024 1,000 1,072
3.75%, 05/22/2025 30 33
3.81%, 04/23/2029
(f)
2,000 2,237
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 66
4.02%, 10/31/2038
(f)
750 879
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(f)
415 473
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,431
4.41%, 04/23/2039
(f)
180 219
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 33
5.15%, 05/22/2045 310 414
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
6.75%, 10/01/2037 $ 530 $ 772
HSBC Holdings PLC
0.98%, 05/24/2025
(f)
400 400
Secured Overnight Financing Rate + 0.71%
1.59%, 05/24/2027
(f)
400 401
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(f)
250 253
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(f)
335 336
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(f)
320 329
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(f)
200 200
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(f)
230 241
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(f)
200 205
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(f)
200 208
Secured Overnight Financing Rate + 2.39%
3.60%, 05/25/2023 500 529
3.90%, 05/25/2026 395 439
3.95%, 05/18/2024
(f)
400 425
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(f)
400 448
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(f)
500 555
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 542
4.29%, 09/12/2026
(f)
500 556
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(f)
365 422
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 241
5.25%, 03/14/2044 300 389
6.10%, 01/14/2042 174 253
6.50%, 05/02/2036 420 579
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 110 114
Huntington National Bank/The
1.80%, 02/03/2023 250 255
3.55%, 10/06/2023 400 427
ING Groep NV
1.73%, 04/01/2027
(f)
200 202
Secured Overnight Financing Rate + 1.01%
2.73%, 04/01/2032
(f)
200 206
Secured Overnight Financing Rate + 1.32%
3.55%, 04/09/2024 400 431
JPMorgan Chase & Co
0.56%, 02/16/2025
(f)
190 189
Secured Overnight Financing Rate + 0.42%
0.65%, 09/16/2024
(f)
920 921
Secured Overnight Financing Rate + 0.60%
0.82%, 06/01/2025
(f)
730 729
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(f)
385 385
Secured Overnight Financing Rate + 0.58%
1.04%, 02/04/2027
(f)
380 374
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
360 355
Secured Overnight Financing Rate + 0.80%
1.51%, 06/01/2024
(f)
815 831
Secured Overnight Financing Rate + 1.46%
1.58%, 04/22/2027
(f)
380 382
Secured Overnight Financing Rate + 0.89%

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
1.76%, 11/19/2031
(f)
$ 360 $ 345
Secured Overnight Financing Rate + 1.11%
1.95%, 02/04/2032
(f)
380 369
Secured Overnight Financing Rate + 1.07%
2.00%, 03/13/2026
(f)
160 165
Secured Overnight Financing Rate + 1.59%
2.07%, 06/01/2029
(f)
1,395 1,406
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(f)
460 476
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(f)
815 835
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(f)
280 292
Secured Overnight Financing Rate + 1.16%
2.52%, 04/22/2031
(f)
730 751
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(f)
180 172
Secured Overnight Financing Rate + 1.51%
2.58%, 04/22/2032
(f)
380 390
Secured Overnight Financing Rate + 1.25%
2.74%, 10/15/2030
(f)
260 272
Secured Overnight Financing Rate + 1.51%
2.96%, 05/13/2031
(f)
725 762
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(f)
730 757
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(f)
730 753
Secured Overnight Financing Rate + 2.44%
3.20%, 01/25/2023 600 627
3.25%, 09/23/2022 320 332
3.30%, 04/01/2026 500 547
3.33%, 04/22/2052
(f)
380 406
Secured Overnight Financing Rate + 1.58%
3.38%, 05/01/2023 400 421
3.51%, 01/23/2029
(f)
400 441
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 27
3.80%, 07/23/2024
(f)
270 288
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 520 563
3.88%, 09/10/2024 500 545
3.88%, 07/24/2038
(f)
500 576
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(f)
400 469
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(f)
270 305
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
30 36
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
300 345
3 Month USD LIBOR + 1.26%
4.25%, 10/01/2027 10 11
4.85%, 02/01/2044 20 26
4.95%, 06/01/2045 55 73
5.40%, 01/06/2042 102 140
5.60%, 07/15/2041 154 216
5.63%, 08/16/2043 375 529
6.40%, 05/15/2038 200 293
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 250
Secured Overnight Financing Rate + 0.34%
1.25%, 03/10/2023 250 254
KeyCorp
2.25%, 04/06/2027 410 425
2.55%, 10/01/2029 310 324
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Korea Development Bank/The
0.40%, 06/19/2024 $ 400 $ 397
0.80%, 04/27/2026 350 345
1.75%, 02/18/2025 500 512
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(e)
380 284
0.00%, 06/29/2037
(e)
200 147
0.25%, 10/19/2023 340 339
0.25%, 03/08/2024 575 572
0.38%, 07/18/2025 1,630 1,608
0.63%, 01/22/2026 1,515 1,501
2.00%, 05/02/2025 380 398
2.13%, 01/17/2023 1,800 1,853
2.38%, 12/29/2022 600 619
2.50%, 11/20/2024 300 319
2.88%, 04/03/2028 275 305
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 170 170
0.88%, 09/03/2030 330 312
2.00%, 01/13/2025 300 314
2.38%, 06/10/2025 1,200 1,276
Lloyds Banking Group PLC
0.70%, 05/11/2024
(f)
1,000 1,003
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
3.57%, 11/07/2028
(f)
630 689
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 569
4.05%, 08/16/2023 400 429
4.45%, 05/08/2025 400 449
4.65%, 03/24/2026 500 566
5.30%, 12/01/2045 200 264
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 202
2.05%, 07/17/2030 250 249
2.19%, 02/25/2025 200 208
2.56%, 02/25/2030 200 208
2.62%, 07/18/2022 700 717
2.76%, 09/13/2026 400 426
2.80%, 07/18/2024 650 688
3.20%, 07/18/2029 700 757
3.75%, 07/18/2039 550 626
3.76%, 07/26/2023 300 320
3.85%, 03/01/2026 350 391
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 203
Secured Overnight Financing Rate + 1.25%
2.20%, 07/10/2031
(f)
200 200
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(f)
200 207
3 Month USD LIBOR + 0.83%
2.72%, 07/16/2023
(f)
600 614
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
1,000 1,056
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(f)
400 430
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.53%, 01/25/2024
(f)
330 330
Secured Overnight Financing Rate + 0.46%
0.56%, 11/10/2023
(f)
360 360
Secured Overnight Financing Rate + 0.47%
0.73%, 04/05/2024
(f)
360 361
Secured Overnight Financing Rate + 0.62%
0.79%, 05/30/2025
(f)
385 384
Secured Overnight Financing Rate + 0.53%
0.86%, 10/21/2025
(f)
95 95
Secured Overnight Financing Rate + 0.75%

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
0.99%, 12/10/2026
(f)
$ 280 $ 276
Secured Overnight Financing Rate + 0.72%
1.59%, 05/04/2027
(f)
270 272
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(f)
1,360 1,307
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(f)
105 102
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(f)
475 493
Secured Overnight Financing Rate + 1.99%
2.72%, 07/22/2025
(f)
250 263
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(f)
240 235
Secured Overnight Financing Rate + 1.43%
3.13%, 01/23/2023 300 313
3.13%, 07/27/2026 1,330 1,441
3.22%, 04/22/2042
(f)
190 201
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(f)
30 33
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 530 588
3.70%, 10/23/2024 25 27
3.75%, 02/25/2023 1,230 1,296
3.77%, 01/24/2029
(f)
360 404
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 33
3.95%, 04/23/2027 50 56
3.97%, 07/22/2038
(f)
15 18
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 33
4.10%, 05/22/2023 380 405
4.30%, 01/27/2045 50 62
4.35%, 09/08/2026 30 34
4.38%, 01/22/2047 30 38
4.88%, 11/01/2022 30 32
5.00%, 11/24/2025 525 605
5.60%, 03/24/2051
(f)
500 744
Secured Overnight Financing Rate + 4.84%
6.38%, 07/24/2042 620 951
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 256
Natwest Group PLC
1.64%, 06/14/2027
(f)
265 265
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.88%, 09/12/2023 200 214
4.80%, 04/05/2026 500 572
4.89%, 05/18/2029
(f)
400 468
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
1,000 1,185
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 563
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 334
2.88%, 03/13/2023 1,000 1,044
PNC Bank NA
2.70%, 10/22/2029 250 265
3.80%, 07/25/2023 650 693
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 130 136
2.31%, 04/23/2032
(f)
150 153
Secured Overnight Financing Rate + 0.98%
2.55%, 01/22/2030 160 168
2.60%, 07/23/2026 490 522
3.45%, 04/23/2029 300 335
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Regions Financial Corp
3.80%, 08/14/2023 $ 1,000 $ 1,066
Royal Bank of Canada
0.43%, 01/19/2024 380 379
0.50%, 10/26/2023 170 170
1.20%, 04/27/2026 175 175
1.95%, 01/17/2023 720 738
2.25%, 11/01/2024 310 325
2.55%, 07/16/2024 125 132
Santander Holdings USA Inc
4.50%, 07/17/2025 780 866
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(f)
200 201
Secured Overnight Financing Rate + 0.79%
1.53%, 08/21/2026
(f)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
1.67%, 06/14/2027
(f)
200 200
Secured Overnight Financing Rate + 0.99%
3.57%, 01/10/2023 520 528
State Street Corp
2.20%, 03/03/2031 190 192
2.35%, 11/01/2025
(f)
365 384
Secured Overnight Financing Rate + 0.94%
2.40%, 01/24/2030 160 167
2.65%, 05/19/2026 60 64
3.10%, 05/15/2023 325 341
3.55%, 08/18/2025 225 249
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Financial Group Inc
0.51%, 01/12/2024 200 199
1.47%, 07/08/2025 300 303
2.13%, 07/08/2030 930 935
2.14%, 09/23/2030 170 166
2.30%, 01/12/2041 200 186
2.35%, 01/15/2025 200 209
2.70%, 07/16/2024 420 444
2.75%, 01/15/2030 200 210
3.04%, 07/16/2029 200 215
3.36%, 07/12/2027 750 826
3.45%, 01/11/2027 140 154
3.78%, 03/09/2026 500 556
Toronto-Dominion Bank/The
0.25%, 01/06/2023 380 380
0.45%, 09/11/2023 670 671
0.75%, 06/12/2023 330 332
1.15%, 06/12/2025 330 332
1.20%, 06/03/2026
(a)
190 190
1.90%, 12/01/2022 115 118
Truist Bank
1.25%, 03/09/2023 250 254
1.50%, 03/10/2025 250 256
3.63%, 09/16/2025 250 275
3.80%, 10/30/2026 250 280
Truist Financial Corp
1.13%, 08/03/2027 465 454
1.20%, 08/05/2025
(a)
665 672
1.27%, 03/02/2027
(f)
60 60
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(f)
175 176
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030 665 665
2.50%, 08/01/2024 350 369
US Bancorp
1.38%, 07/22/2030 415 400
2.40%, 07/30/2024 190 200
2.95%, 07/15/2022 230 236
3.00%, 07/30/2029 950 1,029

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp   (continued)
3.15%, 04/27/2027 $ 25 $ 27
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 313
Wells Fargo & Co
0.81%, 05/19/2025
(f)
110 110
Secured Overnight Financing Rate + 0.51%
1.65%, 06/02/2024
(f)
820 838
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
645 669
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
830 862
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(f)
820 850
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(f)
1,310 1,371
Secured Overnight Financing Rate + 1.09%
3.00%, 04/22/2026 500 538
3.00%, 10/23/2026 530 572
3.07%, 04/30/2041
(f)
480 492
Secured Overnight Financing Rate + 2.53%
3.45%, 02/13/2023 515 540
3.58%, 05/22/2028
(f)
500 551
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 674
4.40%, 06/14/2046 385 464
4.48%, 04/04/2031
(f)
245 290
Secured Overnight Financing Rate + 4.03%
4.65%, 11/04/2044 630 776
4.90%, 11/17/2045 520 667
5.01%, 04/04/2051
(f)
325 445
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 20 27
5.61%, 01/15/2044 45 61
Wells Fargo Bank NA
5.95%, 08/26/2036 750 1,027
6.60%, 01/15/2038 250 369
Westpac Banking Corp
1.15%, 06/03/2026 190 190
2.00%, 01/13/2023 1,155 1,185
2.15%, 06/03/2031 190 192
2.35%, 02/19/2025 155 163
2.65%, 01/16/2030 155 166
2.89%, 02/04/2030
(f)
160 166
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 79
4.11%, 07/24/2034
(f)
165 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 195
$ 173,464
Beverages - 0 .70%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 911
4.70%, 02/01/2036 1,030 1,264
4.90%, 02/01/2046 890 1,127
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 30
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 328
3.75%, 07/15/2042 100 108
4.35%, 06/01/2040 295 351
4.50%, 06/01/2050 720 876
4.75%, 01/23/2029 560 667
4.90%, 01/23/2031 750 923
5.45%, 01/23/2039 500 659
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
(continued)
5.80%, 01/23/2059 $ 595 $ 859
8.20%, 01/15/2039 51 85
Coca-Cola Co/The
1.00%, 03/15/2028 340 330
1.38%, 03/15/2031 340 325
1.45%, 06/01/2027 1,060 1,070
1.50%, 03/05/2028 190 191
1.65%, 06/01/2030 260 255
1.75%, 09/06/2024 190 198
2.13%, 09/06/2029 165 170
2.25%, 01/05/2032 195 200
2.50%, 06/01/2040 260 258
2.50%, 03/15/2051 170 160
2.60%, 06/01/2050 260 251
2.88%, 05/05/2041 195 203
3.00%, 03/05/2051 285 297
3.38%, 03/25/2027 160 178
Constellation Brands Inc
3.15%, 08/01/2029 630 676
3.20%, 02/15/2023 450 469
Diageo Capital PLC
2.13%, 10/24/2024 200 209
2.13%, 04/29/2032 200 201
2.38%, 10/24/2029 200 207
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 198
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 168
Keurig Dr Pepper Inc
2.25%, 03/15/2031 190 192
3.13%, 12/15/2023 500 531
3.35%, 03/15/2051 190 199
4.06%, 05/25/2023 213 227
4.99%, 05/25/2038 600 765
Molson Coors Beverage Co
3.00%, 07/15/2026 530 568
5.00%, 05/01/2042 50 61
PepsiCo Inc
0.40%, 10/07/2023 125 125
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 165 159
1.63%, 05/01/2030 95 93
2.38%, 10/06/2026 670 713
2.63%, 07/29/2029 170 182
2.85%, 02/24/2026 500 540
2.88%, 10/15/2049 160 165
3.10%, 07/17/2022 15 15
3.38%, 07/29/2049 705 791
3.60%, 08/13/2042 350 405
$ 20,239
Biotechnology - 0 .29%
Amgen Inc
1.90%, 02/21/2025 160 166
2.20%, 02/21/2027 1,090 1,132
2.45%, 02/21/2030 160 165
2.60%, 08/19/2026 500 531
3.15%, 02/21/2040 860 896
3.38%, 02/21/2050 160 169
4.40%, 05/01/2045 40 49
4.66%, 06/15/2051 300 387
Baxalta Inc
4.00%, 06/23/2025 50 55
5.25%, 06/23/2045 130 172
Biogen Inc
2.25%, 05/01/2030 115 115
5.20%, 09/15/2045 540 717

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
1.65%, 10/01/2030 $ 165 $ 160
2.60%, 10/01/2040 85 82
2.80%, 10/01/2050 165 159
2.95%, 03/01/2027 530 571
3.25%, 09/01/2022 60 62
4.00%, 09/01/2036 300 347
4.15%, 03/01/2047 70 82
4.60%, 09/01/2035 500 612
4.75%, 03/01/2046 195 247
4.80%, 04/01/2044 500 632
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 156
Royalty Pharma PLC
0.75%, 09/02/2023
(g)
160 160
1.75%, 09/02/2027
(g)
310 305
2.20%, 09/02/2030
(g)
160 157
3.30%, 09/02/2040
(g)
160 161
$ 8,447
Building Materials - 0 .19%
Carrier Global Corp
2.24%, 02/15/2025 160 166
2.49%, 02/15/2027 160 167
2.72%, 02/15/2030 320 332
3.38%, 04/05/2040 685 719
3.58%, 04/05/2050 160 170
Johnson Controls International plc
3.63%, 07/02/2024
(h)
500 537
4.50%, 02/15/2047 500 627
Martin Marietta Materials Inc
0.65%, 07/15/2023
(i)
190 190
2.50%, 03/15/2030 735 748
3.20%, 07/15/2051
(i)
190 190
Masco Corp
1.50%, 02/15/2028 190 186
4.50%, 05/15/2047 525 637
Owens Corning
4.40%, 01/30/2048 300 354
Vulcan Materials Co
3.50%, 06/01/2030 295 325
$ 5,348
Chemicals - 0 .41%
Air Products and Chemicals Inc
1.85%, 05/15/2027 655 673
2.80%, 05/15/2050 155 155
Albemarle Corp
5.45%, 12/01/2044 150 190
Dow Chemical Co/The
2.10%, 11/15/2030 165 163
3.60%, 11/15/2050 165 178
3.63%, 05/15/2026 300 332
4.38%, 11/15/2042 230 274
4.80%, 05/15/2049 300 385
5.25%, 11/15/2041 280 365
9.40%, 05/15/2039 51 90
DuPont de Nemours Inc
4.73%, 11/15/2028 1,075 1,282
5.32%, 11/15/2038 500 661
5.42%, 11/15/2048 245 340
Eastman Chemical Co
4.80%, 09/01/2042 100 122
Ecolab Inc
1.30%, 01/30/2031 85 80
2.13%, 08/15/2050 85 76
4.80%, 03/24/2030 160 196
5.50%, 12/08/2041 307 427
EI du Pont de Nemours and Co
1.70%, 07/15/2025 185 190
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Linde Inc/CT
1.10%, 08/10/2030 $ 165 $ 155
2.20%, 08/15/2022 300 305
LYB International Finance II BV
3.50%, 03/02/2027 735 802
LYB International Finance III LLC
1.25%, 10/01/2025 85 85
2.25%, 10/01/2030 165 165
3.63%, 04/01/2051 165 174
4.20%, 10/15/2049 125 142
LyondellBasell Industries NV
4.63%, 02/26/2055 20 24
5.75%, 04/15/2024 130 145
Mosaic Co/The
4.25%, 11/15/2023 496 533
Nutrien Ltd
1.90%, 05/13/2023 95 97
4.20%, 04/01/2029 600 690
4.90%, 06/01/2043 200 253
6.13%, 01/15/2041 250 356
PPG Industries Inc
1.20%, 03/15/2026 190 190
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 162
2.95%, 08/15/2029 450 482
3.30%, 05/15/2050 160 170
3.80%, 08/15/2049 175 201
Westlake Chemical Corp
3.60%, 08/15/2026 350 381
$ 11,691
Commercial Mortgage Backed Securities - 1 .45%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,070
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,401
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,096
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(h)
500 525
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,072
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,071
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,102
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 926 981
Fannie Mae-Aces
2.50%, 10/25/2026
(h)
896 950
2.53%, 09/25/2024 906 946
2.80%, 06/25/2025
(h)
1,914 2,038
2.89%, 02/25/2027
(h)
1,084 1,175
2.96%, 02/25/2027
(h)
1,000 1,086
3.08%, 12/25/2027
(h)
1,000 1,098
3.48%, 07/25/2028
(h)
2,025 2,286
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,125
2.87%, 12/25/2021 469 472
3.06%, 07/25/2023
(h)
750 787
3.06%, 12/25/2024 500 537
3.31%, 05/25/2023
(h)
810 852
3.32%, 02/25/2023
(h)
1,000 1,043
3.41%, 12/25/2026 1,500 1,672
3.53%, 10/25/2023
(h)
1,050 1,117
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 152 152

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 $ 485 $ 496
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 454 473
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,089
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 2,250 2,410
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,708
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,081
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 984 1,056
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,680
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,058
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 518
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 450
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,631 1,728
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 342 350
$ 41,751
Commercial Services - 0 .26%
American University/The
3.67%, 04/01/2049 125 143
Automatic Data Processing Inc
1.70%, 05/15/2028 195 197
3.38%, 09/15/2025 500 548
California Institute of Technology
4.32%, 08/01/2045 80 102
Global Payments Inc
1.20%, 03/01/2026 370 366
2.65%, 02/15/2025 170 179
3.20%, 08/15/2029 170 182
4.15%, 08/15/2049 85 97
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 346
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 307
4.68%, 07/01/2114 250 364
Moody's Corp
2.55%, 08/18/2060 515 456
5.25%, 07/15/2044 500 669
PayPal Holdings Inc
1.35%, 06/01/2023 160 163
1.65%, 06/01/2025 160 164
2.20%, 09/26/2022 160 164
2.30%, 06/01/2030 160 166
2.40%, 10/01/2024 160 169
2.85%, 10/01/2029 160 173
President and Fellows of Harvard College
3.15%, 07/15/2046 350 392
S&P Global Inc
1.25%, 08/15/2030 165 156
2.50%, 12/01/2029 120 126
3.25%, 12/01/2049 120 129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
University of Southern California
2.81%, 10/01/2050 $ 645 $ 655
5.25%, 10/01/2111 30 46
Verisk Analytics Inc
4.00%, 06/15/2025 500 553
William Marsh Rice University
3.57%, 05/15/2045 500 579
$ 7,591
Computers - 0 .68%
Apple Inc
0.55%, 08/20/2025 525 519
0.70%, 02/08/2026 350 346
0.75%, 05/11/2023 435 439
1.13%, 05/11/2025 550 556
1.20%, 02/08/2028 345 340
1.25%, 08/20/2030 525 504
1.65%, 05/11/2030 160 159
1.65%, 02/08/2031 175 172
1.70%, 09/11/2022 195 198
2.20%, 09/11/2029 165 172
2.38%, 02/08/2041 175 170
2.40%, 01/13/2023 300 310
2.40%, 05/03/2023 330 342
2.40%, 08/20/2050 525 492
2.55%, 08/20/2060 260 243
2.65%, 05/11/2050 160 157
2.65%, 02/08/2051 175 171
2.80%, 02/08/2061 175 170
2.85%, 02/23/2023 30 31
2.90%, 09/12/2027 655 713
2.95%, 09/11/2049 165 170
3.20%, 05/13/2025 445 485
3.20%, 05/11/2027 320 353
3.35%, 02/09/2027 535 594
3.45%, 02/09/2045 30 34
3.75%, 09/12/2047 115 136
3.75%, 11/13/2047 150 176
3.85%, 05/04/2043 300 356
4.65%, 02/23/2046 1,235 1,639
Dell International LLC / EMC Corp
5.45%, 06/15/2023 250 271
6.02%, 06/15/2026 1,000 1,201
8.10%, 07/15/2036 255 389
8.35%, 07/15/2046 335 548
DXC Technology Co
4.75%, 04/15/2027 505 581
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 473
2.25%, 04/01/2023 165 170
4.45%, 10/02/2023 150 162
4.90%, 10/15/2025 300 342
6.20%, 10/15/2035 80 109
6.35%, 10/15/2045 195 262
HP Inc
1.45%, 06/17/2026
(g)
190 189
2.20%, 06/17/2025 240 249
3.00%, 06/17/2027 240 257
6.00%, 09/15/2041 154 203
International Business Machines Corp
3.30%, 05/15/2026 1,050 1,155
3.38%, 08/01/2023 335 356
3.50%, 05/15/2029 470 526
4.00%, 06/20/2042 35 41
4.15%, 05/15/2039 230 273
4.25%, 05/15/2049 340 420
4.70%, 02/19/2046 185 241
5.60%, 11/30/2039 92 128
5.88%, 11/29/2032 200 274

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
International Business Machines Corp
(continued)
6.22%, 08/01/2027 $ 351 $ 451
NetApp Inc
2.38%, 06/22/2027 160 168
$ 19,586
Consumer Products - 0 .05%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 327
3.95%, 08/01/2047 300 349
Clorox Co/The
1.80%, 05/15/2030 160 157
Kimberly-Clark Corp
2.75%, 02/15/2026 400 434
2.88%, 02/07/2050 160 165
$ 1,432
Cosmetics & Personal Care - 0 .11%
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 170 170
2.00%, 12/01/2024 240 251
2.38%, 12/01/2029 240 251
Procter & Gamble Co/The
0.55%, 10/29/2025 240 237
1.20%, 10/29/2030 340 324
2.80%, 03/25/2027 660 715
3.10%, 08/15/2023 30 32
3.55%, 03/25/2040 160 188
Unilever Capital Corp
1.38%, 09/14/2030 170 164
2.13%, 09/06/2029 115 118
2.60%, 05/05/2024 510 538
5.90%, 11/15/2032 230 316
$ 3,304
Credit Card Asset Backed Securities - 0 .09%
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025 1,500 1,524
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,008
$ 2,532
Distribution & Wholesale - 0 .01%
WW Grainger Inc
4.60%, 06/15/2045 250 323
Diversified Financial Services - 0 .84%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.75%, 01/30/2026 170 168
2.88%, 08/14/2024 1,035 1,082
3.88%, 01/23/2028 300 321
Air Lease Corp
1.88%, 08/15/2026 200 200
2.25%, 01/15/2023 130 133
2.30%, 02/01/2025 265 274
2.88%, 01/15/2026 385 405
3.25%, 03/01/2025 500 533
3.25%, 10/01/2029 95 99
Ally Financial Inc
1.45%, 10/02/2023 185 188
8.00%, 11/01/2031 540 776
American Express Co
2.65%, 12/02/2022 400 413
4.05%, 12/03/2042 25 30
American Express Credit Corp
3.30%, 05/03/2027 30 33
Ameriprise Financial Inc
4.00%, 10/15/2023 225 243
BlackRock Inc
2.40%, 04/30/2030 125 131
3.50%, 03/18/2024 500 540
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Brookfield Finance Inc
2.72%, 04/15/2031 $ 190 $ 196
3.50%, 03/30/2051 165 172
3.90%, 01/25/2028 400 446
Brookfield Finance LLC
3.45%, 04/15/2050 160 165
Capital One Bank USA NA
3.38%, 02/15/2023 340 356
Capital One Financial Corp
3.20%, 02/05/2025 415 446
3.50%, 06/15/2023 114 121
3.75%, 04/24/2024 5 5
3.75%, 07/28/2026 1,000 1,103
4.20%, 10/29/2025 30 34
Charles Schwab Corp/The
0.90%, 03/11/2026 315 313
1.15%, 05/13/2026 195 195
1.65%, 03/11/2031 315 306
2.00%, 03/20/2028 385 395
3.45%, 02/13/2026 250 275
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 568
5.30%, 09/15/2043 200 288
Credit Suisse USA Inc
7.13%, 07/15/2032 300 434
Discover Financial Services
4.10%, 02/09/2027 500 559
GE Capital Funding LLC
3.45%, 05/15/2025 200 218
4.05%, 05/15/2027 200 226
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,000 2,397
Intercontinental Exchange Inc
0.70%, 06/15/2023 165 166
1.85%, 09/15/2032 125 119
2.10%, 06/15/2030 160 159
2.65%, 09/15/2040 165 158
3.00%, 09/15/2060 165 159
3.75%, 12/01/2025 50 55
4.00%, 10/15/2023 550 592
4.25%, 09/21/2048 150 177
Jefferies Group LLC
6.50%, 01/20/2043 200 276
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 448
Mastercard Inc
2.00%, 03/03/2025 210 220
2.95%, 11/21/2026 500 546
2.95%, 03/15/2051 190 199
3.35%, 03/26/2030 80 90
3.85%, 03/26/2050 560 676
Nasdaq Inc
2.50%, 12/21/2040 185 172
4.25%, 06/01/2024 350 383
Nomura Holdings Inc
1.85%, 07/16/2025 330 337
2.68%, 07/16/2030 330 335
ORIX Corp
3.70%, 07/18/2027 300 335
Synchrony Financial
4.25%, 08/15/2024 800 874
4.50%, 07/23/2025 20 22

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Visa Inc
1.10%, 02/15/2031 $ 165 $ 156
1.90%, 04/15/2027 475 490
2.00%, 08/15/2050 165 146
2.05%, 04/15/2030 155 159
2.70%, 04/15/2040 155 160
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 656
3.65%, 09/15/2047 85 100
4.15%, 12/14/2035 215 264
4.30%, 12/14/2045 375 481
Western Union Co/The
6.20%, 11/17/2036 200 252
$ 24,196
Electric - 1 .99%
AEP Texas Inc
2.10%, 07/01/2030 165 162
3.45%, 01/15/2050 55 57
3.45%, 05/15/2051 195 201
AEP Transmission Co LLC
4.00%, 12/01/2046 600 706
AES Corp/The
2.45%, 01/15/2031
(g)
180 178
Alabama Power Co
1.45%, 09/15/2030 160 153
3.13%, 07/15/2051 190 195
4.30%, 01/02/2046 400 487
Ameren Corp
1.75%, 03/15/2028 190 188
Ameren Illinois Co
1.55%, 11/15/2030 180 173
2.70%, 09/01/2022 300 306
3.25%, 03/15/2050 80 86
American Electric Power Co Inc
1.00%, 11/01/2025 45 45
2.30%, 03/01/2030 160 162
Appalachian Power Co
3.30%, 06/01/2027 400 433
7.00%, 04/01/2038 120 179
Arizona Public Service Co
2.60%, 08/15/2029 270 282
2.65%, 09/15/2050 170 161
4.50%, 04/01/2042 77 94
Baltimore Gas and Electric Co
2.25%, 06/15/2031 190 192
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 135 130
2.85%, 05/15/2051 180 174
3.80%, 07/15/2048 300 343
4.50%, 02/01/2045 550 678
5.15%, 11/15/2043 15 20
6.13%, 04/01/2036 156 219
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 190 208
4.25%, 02/01/2049 300 375
CenterPoint Energy Inc
1.45%, 06/01/2026 195 195
2.50%, 09/01/2024 90 94
2.95%, 03/01/2030 125 132
3.70%, 09/01/2049 90 96
CMS Energy Corp
3.45%, 08/15/2027 350 387
3.75%, 12/01/2050
(f)
180 183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Commonwealth Edison Co
3.00%, 03/01/2050 $ 160 $ 165
3.13%, 03/15/2051 190 198
4.00%, 03/01/2049 300 360
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 178
2.05%, 07/01/2031 190 191
3.20%, 03/15/2027 165 181
4.00%, 04/01/2048 500 605
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 195 198
3.00%, 12/01/2060 180 166
3.13%, 11/15/2027 300 325
3.70%, 11/15/2059 80 85
3.88%, 06/15/2047 650 728
4.13%, 05/15/2049 300 350
4.20%, 03/15/2042 128 149
4.30%, 12/01/2056 230 271
5.85%, 03/15/2036 51 68
6.75%, 04/01/2038 125 184
Consumers Energy Co
2.50%, 05/01/2060 160 144
3.10%, 08/15/2050 245 259
Delmarva Power & Light Co
4.15%, 05/15/2045 350 419
Dominion Energy Inc
1.45%, 04/15/2026 190 191
3.30%, 04/15/2041 190 199
3.38%, 04/01/2030 155 169
4.70%, 12/01/2044 300 374
4.90%, 08/01/2041 77 97
5.95%, 06/15/2035 400 539
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 106
DTE Electric Co
1.90%, 04/01/2028 435 441
2.25%, 03/01/2030 160 164
2.63%, 03/01/2031 155 163
3.95%, 03/01/2049 500 604
DTE Energy Co
0.55%, 11/01/2022 165 165
1.05%, 06/01/2025 85 85
2.25%, 11/01/2022 155 158
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 234
2.50%, 03/15/2023 279 288
3.20%, 08/15/2049 450 472
4.00%, 09/30/2042 100 118
5.30%, 02/15/2040 512 695
Duke Energy Corp
0.90%, 09/15/2025 170 168
3.15%, 08/15/2027 15 16
3.30%, 06/15/2041 190 195
3.50%, 06/15/2051 190 196
3.75%, 09/01/2046 600 641
Duke Energy Florida LLC
1.75%, 06/15/2030 160 157
2.50%, 12/01/2029 330 346
3.40%, 10/01/2046 300 326
5.65%, 04/01/2040 25 35
6.40%, 06/15/2038 66 97
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 155
6.12%, 10/15/2035 77 106
6.45%, 04/01/2039 300 440
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 161

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/2050 $ 165 $ 152
4.15%, 12/01/2044 300 362
Emera US Finance LP
3.55%, 06/15/2026 25 27
4.75%, 06/15/2046 25 30
Entergy Arkansas LLC
2.65%, 06/15/2051 170 161
Entergy Corp
0.90%, 09/15/2025 580 572
1.90%, 06/15/2028 115 115
2.40%, 06/15/2031 190 190
Entergy Louisiana LLC
2.90%, 03/15/2051 90 89
3.10%, 06/15/2041 190 200
Entergy Texas Inc
1.75%, 03/15/2031 165 158
4.00%, 03/30/2029 300 339
4.50%, 03/30/2039 300 356
Evergy Inc
2.45%, 09/15/2024 165 173
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 605
Evergy Metro Inc
2.25%, 06/01/2030 160 163
Eversource Energy
0.80%, 08/15/2025 165 163
1.65%, 08/15/2030 165 158
Exelon Corp
3.95%, 06/15/2025 25 27
4.45%, 04/15/2046 20 24
5.63%, 06/15/2035 300 395
Exelon Generation Co LLC
5.60%, 06/15/2042 500 586
6.25%, 10/01/2039 349 430
Florida Power & Light Co
3.15%, 10/01/2049 90 98
3.70%, 12/01/2047 200 235
4.05%, 10/01/2044 500 609
5.69%, 03/01/2040 48 68
Georgia Power Co
2.20%, 09/15/2024 165 172
4.30%, 03/15/2042 228 269
Gulf Power Co
3.30%, 05/30/2027 400 438
Hydro-Quebec
8.05%, 07/07/2024 102 124
Iberdrola International BV
6.75%, 07/15/2036 128 194
Interstate Power and Light Co
2.30%, 06/01/2030 40 41
4.10%, 09/26/2028 300 344
Kentucky Utilities Co
3.30%, 06/01/2050 155 164
5.13%, 11/01/2040 250 328
MidAmerican Energy Co
3.15%, 04/15/2050 165 176
3.65%, 04/15/2029 300 339
4.25%, 07/15/2049 300 377
Mississippi Power Co
4.25%, 03/15/2042 100 118
National Rural Utilities Cooperative Finance Corp
0.35%, 02/08/2024 155 154
1.00%, 06/15/2026 190 188
2.40%, 03/15/2030 105 108
3.05%, 04/25/2027 300 327
3.25%, 11/01/2025 500 543
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Nevada Power Co
2.40%, 05/01/2030 $ 200 $ 206
NextEra Energy Capital Holdings Inc
0.65%, 03/01/2023 190 191
1.90%, 06/15/2028 195 197
2.25%, 06/01/2030 650 655
2.75%, 11/01/2029 115 121
5.65%, 05/01/2079
(f)
500 581
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.25%, 04/01/2031 190 196
2.60%, 06/01/2051 160 152
2.90%, 03/01/2050 80 82
3.40%, 08/15/2042 100 111
5.35%, 11/01/2039 82 112
NorthWestern Corp
4.18%, 11/15/2044 300 350
Ohio Power Co
1.63%, 01/15/2031 150 144
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 165 161
2.75%, 06/01/2024 300 318
3.10%, 09/15/2049 430 452
5.25%, 09/30/2040 51 69
Pacific Gas and Electric Co
1.37%, 03/10/2023 190 190
2.10%, 08/01/2027 1,160 1,127
2.50%, 02/01/2031 320 300
3.30%, 08/01/2040 160 144
3.50%, 08/01/2050 1,160 1,034
4.20%, 06/01/2041 190 187
PacifiCorp
2.70%, 09/15/2030 1,000 1,050
6.25%, 10/15/2037 92 131
PECO Energy Co
2.38%, 09/15/2022 100 102
2.80%, 06/15/2050 425 424
3.90%, 03/01/2048 200 239
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 83
3.95%, 06/01/2047 300 355
Progress Energy Inc
7.75%, 03/01/2031 136 194
Public Service Co of Colorado
1.88%, 06/15/2031 155 154
2.25%, 09/15/2022 500 507
2.70%, 01/15/2051 495 483
3.70%, 06/15/2028 300 338
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 142
2.45%, 01/15/2030 160 166
3.00%, 05/15/2027 400 432
3.15%, 01/01/2050 160 170
3.25%, 09/01/2023 400 423
3.65%, 09/01/2042 200 225
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 326
Puget Sound Energy Inc
3.25%, 09/15/2049 60 64
5.80%, 03/15/2040 351 491
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 164
3.32%, 04/15/2050 155 164
Sempra Energy
2.90%, 02/01/2023 300 311
3.40%, 02/01/2028 300 330
3.80%, 02/01/2038 300 333
4.00%, 02/01/2048 400 449

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Sempra Energy   (continued)
6.00%, 10/15/2039 $ 112 $ 155
Southern California Edison Co
0.70%, 04/03/2023 385 385
2.25%, 06/01/2030 160 157
2.85%, 08/01/2029 125 130
3.65%, 02/01/2050 315 315
4.00%, 04/01/2047 585 615
5.50%, 03/15/2040 102 128
5.95%, 02/01/2038 617 800
Southern Co/The
1.75%, 03/15/2028 190 188
3.25%, 07/01/2026 570 619
3.75%, 09/15/2051
(f)
435 438
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(f)
170 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Southern Power Co
0.90%, 01/15/2026 40 39
5.25%, 07/15/2043 200 244
Southwestern Electric Power Co
3.85%, 02/01/2048 300 330
4.10%, 09/15/2028 400 455
6.20%, 03/15/2040 51 71
Tampa Electric Co
3.45%, 03/15/2051 185 203
4.35%, 05/15/2044 200 242
Tucson Electric Power Co
1.50%, 08/01/2030 455 432
3.25%, 05/01/2051 195 202
Union Electric Co
2.15%, 03/15/2032 190 190
2.63%, 03/15/2051 165 158
3.50%, 04/15/2024 500 535
Virginia Electric and Power Co
2.45%, 12/15/2050 90 83
2.75%, 03/15/2023 500 517
2.88%, 07/15/2029 90 97
3.15%, 01/15/2026 30 33
4.20%, 05/15/2045 600 716
4.65%, 08/15/2043 250 317
6.00%, 05/15/2037 77 107
8.88%, 11/15/2038 10 18
WEC Energy Group Inc
0.55%, 09/15/2023 170 170
1.38%, 10/15/2027 165 161
3.55%, 06/15/2025 92 101
Wisconsin Electric Power Co
2.05%, 12/15/2024 65 68
Xcel Energy Inc
0.50%, 10/15/2023 85 85
2.60%, 12/01/2029 115 119
$ 57,221
Electrical Components & Equipment - 0 .03%
Emerson Electric Co
0.88%, 10/15/2026 750 738
Electronics - 0 .13%
Agilent Technologies Inc
2.10%, 06/04/2030 160 158
2.30%, 03/12/2031 195 195
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 543
Arrow Electronics Inc
4.50%, 03/01/2023 200 210
Fortive Corp
3.15%, 06/15/2026 535 581
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Honeywell International Inc
1.35%, 06/01/2025 $ 75 $ 76
1.95%, 06/01/2030 310 315
2.15%, 08/08/2022 115 117
2.30%, 08/15/2024 365 383
2.50%, 11/01/2026 50 53
2.70%, 08/15/2029 85 91
2.80%, 06/01/2050 160 165
3.81%, 11/21/2047 477 571
Jabil Inc
1.70%, 04/15/2026 190 192
Tyco Electronics Group SA
7.13%, 10/01/2037 14 22
$ 3,672
Environmental Control - 0 .06%
Republic Services Inc
1.75%, 02/15/2032 90 86
2.30%, 03/01/2030 340 345
2.50%, 08/15/2024 215 226
2.90%, 07/01/2026 500 535
Waste Management Inc
0.75%, 11/15/2025 90 89
2.00%, 06/01/2029 195 197
2.50%, 11/15/2050 180 169
$ 1,647
Federal & Federally Sponsored Credit - 0 .01%
Federal Farm Credit Banks Funding Corp
0.25%, 02/26/2024 385 384
Finance - Mortgage Loan/Banker - 1 .25%
Fannie Mae
0.25%, 11/27/2023 1,480 1,477
0.50%, 06/17/2025 370 368
0.50%, 11/07/2025 360 356
0.75%, 10/08/2027 500 488
0.88%, 08/05/2030 2,250 2,130
1.38%, 09/06/2022 300 304
2.00%, 10/05/2022 500 511
2.13%, 04/24/2026 3,000 3,178
2.38%, 01/19/2023 500 517
2.50%, 02/05/2024 500 527
2.63%, 09/06/2024 750 801
5.63%, 07/15/2037 200 304
6.63%, 11/15/2030 602 871
7.13%, 01/15/2030 199 291
7.25%, 05/15/2030 280 415
Federal Home Loan Banks
0.13%, 10/21/2022 1,130 1,129
0.13%, 03/17/2023 270 270
0.13%, 06/02/2023 385 384
0.38%, 09/04/2025 170 168
2.13%, 06/09/2023 3,125 3,230
2.50%, 02/13/2024 1,000 1,057
3.25%, 11/16/2028 2,000 2,272
5.50%, 07/15/2036 700 1,030
Freddie Mac
0.13%, 10/16/2023 345 344
0.25%, 06/26/2023 3,125 3,125
0.25%, 08/24/2023 335 335
0.25%, 09/08/2023 505 505
0.25%, 11/06/2023 550 549
0.25%, 12/04/2023 1,970 1,968
0.38%, 09/23/2025 4,060 3,996
2.75%, 06/19/2023 1,625 1,705
6.25%, 07/15/2032 231 339
6.75%, 03/15/2031 577 848
$ 35,792

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food - 0 .31%
Campbell Soup Co
3.95%, 03/15/2025 $ 350 $ 386
4.15%, 03/15/2028 160 182
Conagra Brands Inc
1.38%, 11/01/2027 125 122
3.20%, 01/25/2023 295 305
4.85%, 11/01/2028 205 244
5.30%, 11/01/2038 120 152
5.40%, 11/01/2048 120 161
General Mills Inc
2.60%, 10/12/2022 500 513
3.70%, 10/17/2023 300 321
4.00%, 04/17/2025 300 332
Hershey Co/The
1.70%, 06/01/2030 160 159
3.38%, 08/15/2046 350 389
Kellogg Co
2.10%, 06/01/2030 160 161
2.65%, 12/01/2023 417 438
3.25%, 04/01/2026 500 547
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 30 41
Kroger Co/The
1.70%, 01/15/2031 190 182
3.70%, 08/01/2027 300 334
3.95%, 01/15/2050 175 199
4.45%, 02/01/2047 55 65
5.15%, 08/01/2043 300 386
5.40%, 07/15/2040 25 33
McCormick & Co Inc/MD
0.90%, 02/15/2026 190 187
1.85%, 02/15/2031 190 183
Mondelez International Inc
0.63%, 07/01/2022 165 166
1.50%, 02/04/2031 105 99
2.63%, 09/04/2050 625 582
Sysco Corp
2.40%, 02/15/2030 135 137
4.50%, 04/01/2046 300 356
4.85%, 10/01/2045 250 311
5.38%, 09/21/2035 500 647
Tyson Foods Inc
4.55%, 06/02/2047 520 636
$ 8,956
Forest Products & Paper - 0 .06%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 539
Georgia-Pacific LLC
7.75%, 11/15/2029 51 73
8.00%, 01/15/2024 228 270
International Paper Co
4.80%, 06/15/2044 300 382
7.30%, 11/15/2039 25 39
Suzano Austria GmbH
5.00%, 01/15/2030 300 340
$ 1,643
Gas - 0 .10%
Atmos Energy Corp
1.50%, 01/15/2031 165 157
3.38%, 09/15/2049 165 178
4.13%, 10/15/2044 400 469
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 158
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 163
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
NiSource Inc
0.95%, 08/15/2025 $ 330 $ 327
3.49%, 05/15/2027 20 22
3.60%, 05/01/2030 150 166
5.95%, 06/15/2041 402 562
ONE Gas Inc
0.85%, 03/11/2023 190 190
Southern California Gas Co
2.55%, 02/01/2030 160 165
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 156
Washington Gas Light Co
3.65%, 09/15/2049 95 107
$ 2,820
Hand & Machine Tools - 0 .03%
Stanley Black & Decker Inc
2.30%, 03/15/2030 735 762
2.75%, 11/15/2050 175 170
$ 932
Healthcare - Products - 0 .25%
Abbott Laboratories
1.15%, 01/30/2028 250 245
1.40%, 06/30/2030 330 319
3.75%, 11/30/2026 266 300
4.75%, 11/30/2036 40 51
4.90%, 11/30/2046 500 684
5.30%, 05/27/2040 200 278
Baxter International Inc
1.73%, 04/01/2031 175 170
Boston Scientific Corp
1.90%, 06/01/2025 160 165
2.65%, 06/01/2030 160 165
3.45%, 03/01/2024 600 641
3.85%, 05/15/2025 270 298
4.70%, 03/01/2049 50 64
7.38%, 01/15/2040 51 81
Danaher Corp
2.60%, 10/01/2050 165 158
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 159
2.60%, 11/15/2029 155 162
3.25%, 11/15/2039 155 166
Koninklijke Philips NV
5.00%, 03/15/2042 128 171
Medtronic Inc
4.38%, 03/15/2035 665 827
Stryker Corp
3.50%, 03/15/2026 500 552
4.10%, 04/01/2043 200 235
4.63%, 03/15/2046 20 26
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 160 168
2.95%, 09/19/2026 530 572
4.13%, 03/25/2025 160 177
Zimmer Biomet Holdings Inc
3.55%, 04/01/2025 350 380
$ 7,214
Healthcare - Services - 0 .62%
Aetna Inc
2.80%, 06/15/2023 35 36
3.50%, 11/15/2024 300 325
4.13%, 11/15/2042 100 114
6.63%, 06/15/2036 105 153
6.75%, 12/15/2037 112 165
Anthem Inc
0.45%, 03/15/2023 190 190
1.50%, 03/15/2026 190 192
2.88%, 09/15/2029 120 127

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Anthem Inc   (continued)
2.95%, 12/01/2022 $ 300 $ 310
3.13%, 05/15/2050 600 609
3.30%, 01/15/2023 325 339
3.60%, 03/15/2051 190 209
3.65%, 12/01/2027 300 336
4.38%, 12/01/2047 300 366
4.63%, 05/15/2042 30 37
4.65%, 01/15/2043 115 143
Ascension Health
3.95%, 11/15/2046 500 611
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 279
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 270
CommonSpirit Health
4.35%, 11/01/2042 200 234
Dignity Health
3.13%, 11/01/2022 500 517
HCA Inc
2.38%, 07/15/2031 190 188
3.50%, 07/15/2051
(a)
190 190
4.50%, 02/15/2027 800 904
5.25%, 06/15/2026 750 868
Humana Inc
3.13%, 08/15/2029 85 92
4.50%, 04/01/2025 160 179
4.95%, 10/01/2044 325 420
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 251
4.15%, 05/01/2047 470 585
Laboratory Corp of America Holdings
2.30%, 12/01/2024
(a)
310 324
2.95%, 12/01/2029 310 326
4.70%, 02/01/2045 115 138
Mass General Brigham Inc
3.19%, 07/01/2049 315 333
4.12%, 07/01/2055 300 369
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 252
4.20%, 07/01/2055 250 319
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 446
Quest Diagnostics Inc
2.95%, 06/30/2030 155 165
UnitedHealth Group Inc
0.55%, 05/15/2024 195 195
1.25%, 01/15/2026 160 162
2.00%, 05/15/2030 160 161
2.30%, 05/15/2031 195 200
2.38%, 10/15/2022 500 513
2.38%, 08/15/2024 250 263
2.75%, 05/15/2040 160 162
2.88%, 08/15/2029 175 189
2.90%, 05/15/2050 160 162
3.05%, 05/15/2041 195 204
3.25%, 05/15/2051 120 128
3.45%, 01/15/2027 540 599
3.50%, 08/15/2039 200 224
3.70%, 08/15/2049 350 401
4.25%, 06/15/2048 165 205
4.38%, 03/15/2042 750 926
4.45%, 12/15/2048 120 153
4.63%, 07/15/2035 30 38
4.75%, 07/15/2045 700 917
6.50%, 06/15/2037 77 115
$ 17,828
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders - 0 .01%
DR Horton Inc
1.40%, 10/15/2027 $ 165 $ 161
Insurance - 0 .83%
Aflac Inc
1.13%, 03/15/2026 195 195
3.63%, 11/15/2024 230 252
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 549
Allstate Corp/The
0.75%, 12/15/2025 160 158
1.45%, 12/15/2030 160 153
3.28%, 12/15/2026 500 552
5.55%, 05/09/2035 200 273
American International Group Inc
3.75%, 07/10/2025 20 22
3.88%, 01/15/2035 750 848
4.20%, 04/01/2028 190 218
4.38%, 01/15/2055 30 36
4.70%, 07/10/2035 750 914
4.80%, 07/10/2045 50 63
Aon Corp
2.20%, 11/15/2022 660 676
2.80%, 05/15/2030 160 168
Arch Capital Finance LLC
5.03%, 12/15/2046 250 327
Arch Capital Group US Inc
5.14%, 11/01/2043 375 491
Athene Holding Ltd
4.13%, 01/12/2028 500 558
AXA SA
8.60%, 12/15/2030 38 58
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 161
1.85%, 03/12/2030 80 81
2.50%, 01/15/2051 190 177
2.85%, 10/15/2050 125 125
4.20%, 08/15/2048 285 352
4.25%, 01/15/2049 400 497
4.30%, 05/15/2043 300 374
5.75%, 01/15/2040 115 166
Berkshire Hathaway Inc
2.75%, 03/15/2023 30 31
3.13%, 03/15/2026 350 383
4.50%, 02/11/2043 25 32
Chubb Corp/The
6.50%, 05/15/2038 10 15
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 319
2.88%, 11/03/2022 500 515
3.35%, 05/03/2026 30 33
4.35%, 11/03/2045 25 32
6.70%, 05/15/2036 250 377
CNA Financial Corp
2.05%, 08/15/2030 165 162
Equitable Holdings Inc
4.35%, 04/20/2028 605 694
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 170 186
4.30%, 04/15/2043 250 295
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,073
4.35%, 03/01/2048 55 65
7.00%, 06/15/2040 47 72
Loews Corp
2.63%, 05/15/2023 200 207
4.13%, 05/15/2043 200 238
Manulife Financial Corp
5.38%, 03/04/2046 250 351

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Markel Corp
3.45%, 05/07/2052 $ 250 $ 257
Marsh & McLennan Cos Inc
3.88%, 03/15/2024 500 542
4.38%, 03/15/2029 50 59
4.90%, 03/15/2049 400 546
MetLife Inc
3.00%, 03/01/2025 300 322
3.60%, 04/10/2024 250 270
4.05%, 03/01/2045 750 893
4.37%, 09/15/2023 235 254
4.60%, 05/13/2046 225 290
4.88%, 11/13/2043 20 26
5.70%, 06/15/2035 164 227
6.40%, 12/15/2066 288 370
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 176
4.35%, 04/25/2044 200 248
Prudential Financial Inc
2.10%, 03/10/2030
(a)
160 163
3.50%, 05/15/2024 700 758
3.70%, 10/01/2050
(f)
165 172
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 718
3.91%, 12/07/2047 177 206
5.20%, 03/15/2044
(f)
350 376
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 34
5.70%, 09/15/2048
(f)
400 469
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 217
Travelers Cos Inc/The
3.05%, 06/08/2051 270 285
4.00%, 05/30/2047 400 486
6.25%, 06/15/2037 12 18
6.75%, 06/20/2036 51 77
Trinity Acquisition PLC
4.40%, 03/15/2026 500 565
W R Berkley Corp
4.00%, 05/12/2050 85 97
Willis North America Inc
2.95%, 09/15/2029 55 58
3.60%, 05/15/2024 300 322
3.88%, 09/15/2049 165 185
XLIT Ltd
5.25%, 12/15/2043 400 553
$ 23,763
Internet - 0 .47%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 197
3.15%, 02/09/2051 300 295
3.40%, 12/06/2027 325 355
3.60%, 11/28/2024 300 326
4.20%, 12/06/2047 575 664
4.40%, 12/06/2057 305 366
Alphabet Inc
0.80%, 08/15/2027 330 321
1.10%, 08/15/2030 165 156
1.90%, 08/15/2040 165 150
2.00%, 08/15/2026 30 31
2.05%, 08/15/2050 165 146
2.25%, 08/15/2060 165 145
3.38%, 02/25/2024 530 570
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Amazon.com Inc
0.45%, 05/12/2024 $ 365 $ 364
1.20%, 06/03/2027 465 464
1.50%, 06/03/2030 465 455
1.65%, 05/12/2028 560 565
2.10%, 05/12/2031 365 371
2.40%, 02/22/2023 370 382
2.50%, 11/29/2022 130 134
2.50%, 06/03/2050 765 723
2.88%, 05/12/2041 365 377
3.10%, 05/12/2051 365 383
3.15%, 08/22/2027 490 541
3.25%, 05/12/2061 385 406
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 405
4.05%, 08/22/2047 30 37
4.80%, 12/05/2034 30 39
4.95%, 12/05/2044 515 697
Baidu Inc
1.72%, 04/09/2026 200 202
2.38%, 10/09/2030 200 200
3.08%, 04/07/2025 200 211
3.50%, 11/28/2022 500 519
4.13%, 06/30/2025 500 552
eBay Inc
1.90%, 03/11/2025 160 165
2.60%, 05/10/2031 195 198
3.45%, 08/01/2024 605 650
4.00%, 07/15/2042 100 112
Expedia Group Inc
2.95%, 03/15/2031 720 730
$ 13,626
Iron & Steel - 0 .08%
Nucor Corp
2.00%, 06/01/2025 155 160
4.00%, 08/01/2023 500 533
Steel Dynamics Inc
1.65%, 10/15/2027 85 85
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 500 528
Vale Overseas Ltd
6.25%, 08/10/2026 400 481
6.88%, 11/21/2036 317 435
8.25%, 01/17/2034 38 55
$ 2,319
Lodging - 0 .04%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 179
3.50%, 08/18/2026 85 90
3.90%, 08/08/2029 170 181
Marriott International Inc/MD
2.85%, 04/15/2031 195 198
Sands China Ltd
4.60%, 08/08/2023 200 212
5.40%, 08/08/2028 200 232
$ 1,092
Machinery - Construction & Mining - 0 .12%
Caterpillar Financial Services Corp
0.25%, 03/01/2023 190 190
0.45%, 09/14/2023 735 736
0.45%, 05/17/2024 195 194
0.65%, 07/07/2023 165 166
0.80%, 11/13/2025 180 179
1.10%, 09/14/2027 335 331
1.90%, 09/06/2022 815 830
1.95%, 11/18/2022 265 271

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Caterpillar Inc
2.60%, 04/09/2030 $ 150 $ 160
3.25%, 09/19/2049 160 177
3.40%, 05/15/2024 30 32
3.80%, 08/15/2042 105 125
6.05%, 08/15/2036 132 190
$ 3,581
Machinery - Diversified - 0 .15%
CNH Industrial Capital LLC
1.45%, 07/15/2026 200 199
1.88%, 01/15/2026 165 168
Deere & Co
2.88%, 09/07/2049 165 171
3.10%, 04/15/2030 160 176
3.90%, 06/09/2042 30 37
5.38%, 10/16/2029 500 638
Dover Corp
5.38%, 03/01/2041 77 100
John Deere Capital Corp
0.25%, 01/17/2023 190 190
0.40%, 10/10/2023 165 165
0.70%, 07/05/2023 510 514
0.70%, 01/15/2026 155 153
1.05%, 06/17/2026 190 190
1.20%, 04/06/2023 120 122
1.50%, 03/06/2028 190 189
2.00%, 06/17/2031 195 197
2.05%, 01/09/2025 160 167
2.80%, 03/06/2023 20 21
2.80%, 07/18/2029 385 415
Otis Worldwide Corp
2.06%, 04/05/2025 160 166
2.57%, 02/15/2030 160 166
3.36%, 02/15/2050 160 168
$ 4,312
Media - 0 .97%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 145 139
2.80%, 04/01/2031 405 414
3.50%, 06/01/2041 380 383
3.70%, 04/01/2051 405 401
3.85%, 04/01/2061 145 142
3.90%, 06/01/2052 195 199
4.40%, 12/01/2061 95 102
4.46%, 07/23/2022 340 352
4.80%, 03/01/2050 545 626
4.91%, 07/23/2025 900 1,020
5.75%, 04/01/2048 605 770
6.48%, 10/23/2045 435 599
Comcast Corp
1.50%, 02/15/2031 165 156
2.35%, 01/15/2027 60 63
2.45%, 08/15/2052 165 149
2.65%, 02/01/2030 125 132
2.65%, 08/15/2062 165 151
3.10%, 04/01/2025 160 173
3.15%, 03/01/2026 30 33
3.25%, 11/01/2039 245 261
3.38%, 08/15/2025 525 572
3.40%, 07/15/2046 20 21
3.45%, 02/01/2050 485 523
3.55%, 05/01/2028 125 140
3.70%, 04/15/2024 1,250 1,355
3.75%, 04/01/2040 860 969
3.90%, 03/01/2038 150 173
4.00%, 08/15/2047 30 35
4.00%, 03/01/2048 400 468
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
4.00%, 11/01/2049 $ 20 $ 24
4.15%, 10/15/2028 500 579
4.25%, 01/15/2033 120 143
4.60%, 10/15/2038 485 601
4.60%, 08/15/2045 500 628
4.65%, 07/15/2042 1,615 2,027
4.75%, 03/01/2044 45 57
5.65%, 06/15/2035 20 27
6.45%, 03/15/2037 85 123
6.95%, 08/15/2037 274 417
7.05%, 03/15/2033 15 22
Discovery Communications LLC
3.63%, 05/15/2030 180 196
3.95%, 06/15/2025 400 439
3.95%, 03/20/2028 500 556
4.00%, 09/15/2055 601 636
Fox Corp
3.05%, 04/07/2025 40 43
5.48%, 01/25/2039 200 258
5.58%, 01/25/2049 500 675
Grupo Televisa SAB
4.63%, 01/30/2026 500 555
NBCUniversal Media LLC
4.45%, 01/15/2043 15 18
6.40%, 04/30/2040 251 375
Thomson Reuters Corp
5.85%, 04/15/2040 25 35
Time Warner Cable LLC
5.50%, 09/01/2041 340 421
5.88%, 11/15/2040 20 26
6.55%, 05/01/2037 176 240
6.75%, 06/15/2039 77 107
7.30%, 07/01/2038 300 438
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 144
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 114
7.00%, 03/01/2032 51 73
ViacomCBS Inc
3.50%, 01/15/2025 400 430
4.00%, 01/15/2026 515 573
4.20%, 05/19/2032 200 231
4.38%, 03/15/2043 435 503
4.85%, 07/01/2042 200 245
6.88%, 04/30/2036 181 260
7.88%, 07/30/2030 178 254
Walt Disney Co/The
1.75%, 08/30/2024 325 336
1.75%, 01/13/2026 635 653
2.00%, 09/01/2029 245 248
2.20%, 01/13/2028 860 891
2.65%, 01/13/2031 395 415
2.75%, 09/01/2049 325 321
3.35%, 03/24/2025 120 131
3.50%, 05/13/2040 160 178
3.60%, 01/13/2051 160 181
3.70%, 03/23/2027 120 134
4.63%, 03/23/2040 240 306
4.75%, 11/15/2046 230 300
4.95%, 10/15/2045 350 472
6.20%, 12/15/2034 154 219
6.40%, 12/15/2035 98 143
$ 27,942

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Metal Fabrication & Hardware - 0 .02%
Precision Castparts Corp
2.50%, 01/15/2023 $ 100 $ 103
3.25%, 06/15/2025 25 27
4.38%, 06/15/2045 250 301
$ 431
Mining - 0 .15%
Barrick Gold Corp
5.25%, 04/01/2042 20 26
Barrick North America Finance LLC
5.75%, 05/01/2043 355 500
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 90 125
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 500 604
5.00%, 09/30/2043 270 367
Newmont Corp
2.25%, 10/01/2030 610 608
4.88%, 03/15/2042 20 25
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 107
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 427
Southern Copper Corp
5.88%, 04/23/2045 350 490
6.75%, 04/16/2040 258 368
Teck Resources Ltd
3.90%, 07/15/2030 695 749
$ 4,396
Miscellaneous Manufacturers - 0 .25%
3M Co
1.75%, 02/14/2023 65 67
2.00%, 02/14/2025 130 135
2.38%, 08/26/2029 500 525
3.25%, 08/26/2049 850 928
Eaton Corp
2.75%, 11/02/2022 100 103
3.10%, 09/15/2027 575 624
4.00%, 11/02/2032 100 117
4.15%, 11/02/2042 50 60
General Electric Co
3.45%, 05/01/2027 475 522
3.63%, 05/01/2030 240 268
6.75%, 03/15/2032 896 1,242
Illinois Tool Works Inc
2.65%, 11/15/2026 500 536
3.50%, 03/01/2024 350 375
Parker-Hannifin Corp
3.50%, 09/15/2022 577 598
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 600 677
4.65%, 11/01/2044 300 377
$ 7,154
Oil & Gas - 1 .12%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 449
2.77%, 11/10/2050 625 579
2.94%, 04/06/2023 135 141
2.94%, 06/04/2051 190 182
3.00%, 02/24/2050 160 155
3.06%, 06/17/2041 385 388
3.19%, 04/06/2025 275 296
3.22%, 04/14/2024 420 448
3.54%, 04/06/2027 275 303
3.59%, 04/14/2027 30 33
BP Capital Markets PLC
3.28%, 09/19/2027 175 192
3.72%, 11/28/2028 40 45
3.81%, 02/10/2024 400 433
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Canadian Natural Resources Ltd
2.95%, 01/15/2023 $ 30 $ 31
3.85%, 06/01/2027 655 721
4.95%, 06/01/2047 20 25
6.25%, 03/15/2038 250 334
Chevron Corp
1.14%, 05/11/2023 85 86
1.55%, 05/11/2025 85 87
2.00%, 05/11/2027 160 165
2.24%, 05/11/2030 160 165
2.36%, 12/05/2022 325 333
2.95%, 05/16/2026 355 385
2.98%, 05/11/2040 40 42
3.08%, 05/11/2050 160 165
Chevron USA Inc
0.43%, 08/11/2023 250 250
0.69%, 08/12/2025 330 327
1.02%, 08/12/2027 165 161
2.34%, 08/12/2050 165 149
3.25%, 10/15/2029 325 360
5.05%, 11/15/2044 25 34
5.25%, 11/15/2043 350 476
6.00%, 03/01/2041 102 149
Conoco Funding Co
7.25%, 10/15/2031 200 292
ConocoPhillips
4.30%, 08/15/2028
(g)
300 348
4.88%, 10/01/2047
(g)
120 158
6.50%, 02/01/2039 169 250
ConocoPhillips Co
4.30%, 11/15/2044 420 505
6.95%, 04/15/2029 202 275
Devon Energy Corp
5.00%, 06/15/2045 10 12
5.60%, 07/15/2041 425 525
Diamondback Energy Inc
0.90%, 03/24/2023 205 205
2.88%, 12/01/2024 155 164
3.25%, 12/01/2026 155 166
Ecopetrol SA
5.88%, 09/18/2023 400 432
5.88%, 05/28/2045 550 589
EOG Resources Inc
2.63%, 03/15/2023 200 206
4.15%, 01/15/2026 350 394
Equinor ASA
1.75%, 01/22/2026 160 165
2.45%, 01/17/2023 30 31
2.65%, 01/15/2024 400 421
2.88%, 04/06/2025 145 155
3.00%, 04/06/2027 645 701
3.25%, 11/18/2049 220 234
3.63%, 04/06/2040 145 165
5.10%, 08/17/2040 263 350
Exxon Mobil Corp
1.57%, 04/15/2023 230 235
1.90%, 08/16/2022 500 509
2.02%, 08/16/2024 400 416
2.28%, 08/16/2026 500 527
2.44%, 08/16/2029 150 157
2.61%, 10/15/2030 305 321
2.99%, 03/19/2025 305 327
3.00%, 08/16/2039 150 154
3.10%, 08/16/2049 450 458
3.45%, 04/15/2051 805 876
4.23%, 03/19/2040 305 364

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Hess Corp
5.60%, 02/15/2041 $ 51 $ 64
7.13%, 03/15/2033 221 300
7.30%, 08/15/2031 25 34
HollyFrontier Corp
5.88%, 04/01/2026 475 549
Marathon Oil Corp
3.85%, 06/01/2025 505 550
6.60%, 10/01/2037 223 296
Marathon Petroleum Corp
3.63%, 09/15/2024 400 430
5.00%, 09/15/2054 200 240
5.13%, 12/15/2026 300 353
Phillips 66
1.30%, 02/15/2026 90 90
2.15%, 12/15/2030 410 403
3.85%, 04/09/2025 490 539
5.88%, 05/01/2042 128 175
Pioneer Natural Resources Co
1.13%, 01/15/2026 190 188
1.90%, 08/15/2030 165 159
2.15%, 01/15/2031 190 186
Shell International Finance BV
0.38%, 09/15/2023 170 170
2.00%, 11/07/2024 155 161
2.38%, 08/21/2022 130 133
2.38%, 04/06/2025 430 452
2.38%, 11/07/2029 155 161
2.50%, 09/12/2026 330 351
2.75%, 04/06/2030 600 640
3.13%, 11/07/2049 155 160
3.25%, 04/06/2050 600 638
3.63%, 08/21/2042 100 113
4.00%, 05/10/2046 245 286
4.38%, 05/11/2045 490 601
4.55%, 08/12/2043 35 44
5.50%, 03/25/2040 25 35
6.38%, 12/15/2038 43 64
Suncor Energy Inc
2.80%, 05/15/2023 160 166
3.75%, 03/04/2051 190 206
4.00%, 11/15/2047 90 100
5.95%, 05/15/2035 400 526
6.50%, 06/15/2038 428 606
6.80%, 05/15/2038 12 17
6.85%, 06/01/2039 5 7
TotalEnergies Capital International SA
2.43%, 01/10/2025 85 89
2.83%, 01/10/2030 85 91
2.99%, 06/29/2041 370 377
3.13%, 05/29/2050 510 517
3.39%, 06/29/2060 370 390
3.46%, 07/12/2049 85 92
Valero Energy Corp
1.20%, 03/15/2024 170 171
2.85%, 04/15/2025 170 180
3.65%, 03/15/2025 500 545
6.63%, 06/15/2037 234 321
7.50%, 04/15/2032 15 21
$ 32,163
Oil & Gas Services - 0 .06%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 160
3.14%, 11/07/2029 155 167
3.34%, 12/15/2027 165 180
4.08%, 12/15/2047 170 194
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 62 $ 68
4.50%, 11/15/2041 51 58
4.85%, 11/15/2035 275 324
7.45%, 09/15/2039 10 15
NOV Inc
3.60%, 12/01/2029 155 162
3.95%, 12/01/2042 200 198
Schlumberger Investment SA
2.65%, 06/26/2030 165 173
$ 1,699
Packaging & Containers - 0 .04%
Packaging Corp of America
3.00%, 12/15/2029 310 330
4.05%, 12/15/2049 155 182
WestRock RKT LLC
4.00%, 03/01/2023 500 524
WRKCo Inc
3.00%, 06/15/2033 80 84
$ 1,120
Pharmaceuticals - 1 .65%
AbbVie Inc
2.30%, 11/21/2022 310 318
2.60%, 11/21/2024 465 490
2.90%, 11/06/2022 200 207
2.95%, 11/21/2026 310 333
3.20%, 05/14/2026 335 363
3.20%, 11/21/2029 775 842
3.25%, 10/01/2022 180 185
3.75%, 11/14/2023 350 375
3.80%, 03/15/2025 330 361
3.85%, 06/15/2024 445 483
4.05%, 11/21/2039 385 447
4.25%, 11/14/2028 220 255
4.25%, 11/21/2049 620 743
4.30%, 05/14/2036 170 202
4.40%, 11/06/2042 200 243
4.45%, 05/14/2046 280 338
4.50%, 05/14/2035 300 361
4.63%, 10/01/2042 100 123
4.70%, 05/14/2045 330 411
4.75%, 03/15/2045 235 295
4.88%, 11/14/2048 210 270
AmerisourceBergen Corp
3.40%, 05/15/2024 250 267
Astrazeneca Finance LLC
0.70%, 05/28/2024 295 294
1.75%, 05/28/2028 195 195
2.25%, 05/28/2031 190 193
AstraZeneca PLC
0.30%, 05/26/2023 180 179
0.70%, 04/08/2026 125 122
1.38%, 08/06/2030 165 156
2.13%, 08/06/2050 85 74
3.00%, 05/28/2051 155 160
3.38%, 11/16/2025 905 990
4.00%, 09/18/2042 125 149
4.38%, 11/16/2045 185 230
4.38%, 08/17/2048 90 113
6.45%, 09/15/2037 164 245
Becton Dickinson and Co
1.96%, 02/11/2031 190 185
2.82%, 05/20/2030 160 168
3.36%, 06/06/2024 20 21
3.70%, 06/06/2027 900 1,000
3.73%, 12/15/2024 194 211
4.67%, 06/06/2047 35 44
4.69%, 12/15/2044 196 244

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
0.75%, 11/13/2025 $ 180 $ 178
1.13%, 11/13/2027 315 310
1.45%, 11/13/2030 180 174
2.55%, 11/13/2050 180 172
2.90%, 07/26/2024 389 415
3.25%, 08/15/2022 25 26
3.25%, 02/20/2023 384 401
3.25%, 08/01/2042 300 321
3.40%, 07/26/2029 540 605
3.55%, 08/15/2022 20 21
3.90%, 02/20/2028 185 212
4.13%, 06/15/2039 230 278
4.25%, 10/26/2049 430 543
4.35%, 11/15/2047 150 189
4.55%, 02/20/2048 185 241
5.00%, 08/15/2045 23 31
Cardinal Health Inc
3.08%, 06/15/2024 50 53
3.20%, 03/15/2023 200 209
3.41%, 06/15/2027 200 219
4.60%, 03/15/2043 100 116
Cigna Corp
0.61%, 03/15/2024 90 90
1.25%, 03/15/2026 370 371
2.40%, 03/15/2030 860 877
3.20%, 03/15/2040 160 166
3.40%, 03/15/2051 185 193
3.75%, 07/15/2023 272 290
4.13%, 11/15/2025 270 303
4.38%, 10/15/2028 750 872
4.80%, 08/15/2038 400 498
4.80%, 07/15/2046 25 32
4.90%, 12/15/2048 360 464
6.13%, 11/15/2041 16 23
CVS Health Corp
1.30%, 08/21/2027 165 162
1.75%, 08/21/2030 165 159
1.88%, 02/28/2031 185 179
2.63%, 08/15/2024 420 443
2.70%, 08/21/2040 750 727
3.00%, 08/15/2026 375 404
3.25%, 08/15/2029 170 184
3.50%, 07/20/2022 1,000 1,028
3.70%, 03/09/2023 205 216
4.30%, 03/25/2028 564 648
4.78%, 03/25/2038 485 597
5.05%, 03/25/2048 980 1,273
5.13%, 07/20/2045 370 481
5.30%, 12/05/2043 25 33
Eli Lilly & Co
2.25%, 05/15/2050 390 354
2.50%, 09/15/2060 160 145
3.95%, 03/15/2049 400 485
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 663
3.88%, 05/15/2028 545 625
5.38%, 04/15/2034 500 674
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 166
Johnson & Johnson
0.55%, 09/01/2025 370 367
0.95%, 09/01/2027 370 363
1.30%, 09/01/2030 740 718
2.10%, 09/01/2040 370 351
2.25%, 09/01/2050 370 346
2.45%, 03/01/2026 30 32
2.45%, 09/01/2060 370 349
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson   (continued)
3.50%, 01/15/2048 $ 90 $ 105
3.63%, 03/03/2037 20 23
3.70%, 03/01/2046 225 268
3.75%, 03/03/2047 30 36
4.95%, 05/15/2033 201 265
McKesson Corp
0.90%, 12/03/2025 185 182
4.88%, 03/15/2044 150 187
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 324
Merck & Co Inc
0.75%, 02/24/2026 80 80
1.45%, 06/24/2030 365 355
2.35%, 06/24/2040 285 275
2.75%, 02/10/2025 385 410
2.80%, 05/18/2023 230 241
3.60%, 09/15/2042 100 114
3.70%, 02/10/2045 10 12
3.90%, 03/07/2039 115 136
4.00%, 03/07/2049 170 208
4.15%, 05/18/2043 200 245
Novartis Capital Corp
1.75%, 02/14/2025 325 335
2.00%, 02/14/2027 325 338
2.20%, 08/14/2030 160 165
2.75%, 08/14/2050 160 161
3.00%, 11/20/2025 500 542
4.40%, 05/06/2044 350 449
Pfizer Inc
0.80%, 05/28/2025 445 446
1.70%, 05/28/2030 195 194
2.55%, 05/28/2040 450 453
2.63%, 04/01/2030 160 170
2.70%, 05/28/2050 190 189
3.00%, 06/15/2023 530 557
3.45%, 03/15/2029 210 236
4.00%, 03/15/2049 140 172
4.40%, 05/15/2044 30 39
5.60%, 09/15/2040 380 550
7.20%, 03/15/2039 176 288
Sanofi
3.38%, 06/19/2023 400 423
3.63%, 06/19/2028 400 456
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 570
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 402
3.18%, 07/09/2050 405 409
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 655
5.25%, 06/15/2046 170 207
Viatris Inc
2.30%, 06/22/2027
(g)
120 122
2.70%, 06/22/2030
(g)
160 162
3.85%, 06/22/2040
(g)
120 128
4.00%, 06/22/2050
(g)
160 169
Wyeth LLC
5.95%, 04/01/2037 91 131
6.50%, 02/01/2034 144 210
Zoetis Inc
2.00%, 05/15/2030 350 348
3.00%, 05/15/2050 175 181
3.25%, 02/01/2023 100 104
3.95%, 09/12/2047 5 6
$ 47,383

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0 .89%
Boardwalk Pipelines LP
3.38%, 02/01/2023 $ 200 $ 206
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 339
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 337
Eastern Gas Transmission & Storage Inc
4.80%, 11/01/2043
(g)
300 358
Enable Midstream Partners LP
5.00%, 05/15/2044 500 545
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 157
Enbridge Inc
2.50%, 01/15/2025 155 162
2.50%, 08/01/2033 390 390
3.13%, 11/15/2029 155 166
3.40%, 08/01/2051 390 391
5.50%, 12/01/2046 30 40
Energy Transfer LP
2.90%, 05/15/2025 315 332
3.45%, 01/15/2023 200 207
3.60%, 02/01/2023 15 16
3.75%, 05/15/2030 160 174
4.75%, 01/15/2026 50 56
4.95%, 01/15/2043 200 221
5.15%, 03/15/2045 400 463
5.25%, 04/15/2029 400 472
5.30%, 04/15/2047 15 18
5.35%, 05/15/2045 15 17
5.95%, 10/01/2043 350 437
6.13%, 12/15/2045 525 669
6.25%, 04/15/2049 500 656
6.50%, 02/01/2042 402 522
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 127
3.35%, 03/15/2023 300 312
3.70%, 02/15/2026 525 581
3.70%, 01/31/2051 250 268
3.75%, 02/15/2025 500 545
3.90%, 02/15/2024 250 269
4.25%, 02/15/2048 155 177
4.85%, 08/15/2042 300 367
4.85%, 03/15/2044 430 525
4.90%, 05/15/2046 400 494
6.13%, 10/15/2039 123 173
6.45%, 09/01/2040 177 253
6.88%, 03/01/2033 15 21
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 211
4.70%, 11/01/2042 200 234
5.00%, 03/01/2043 100 121
5.40%, 09/01/2044 400 502
6.38%, 03/01/2041 128 177
6.50%, 09/01/2039 112 156
6.95%, 01/15/2038 112 160
7.40%, 03/15/2031 177 245
Kinder Morgan Inc
2.00%, 02/15/2031 310 298
3.15%, 01/15/2023 500 520
3.25%, 08/01/2050 310 300
3.60%, 02/15/2051 155 158
4.30%, 06/01/2025 55 61
5.05%, 02/15/2046 15 18
5.55%, 06/01/2045 50 65
MPLX LP
1.75%, 03/01/2026 165 167
4.13%, 03/01/2027 425 475
4.25%, 12/01/2027 400 453
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP   (continued)
4.50%, 07/15/2023 $ 30 $ 32
4.50%, 04/15/2038 220 252
4.70%, 04/15/2048 185 215
4.88%, 12/01/2024 30 34
4.90%, 04/15/2058 60 72
5.20%, 03/01/2047 330 406
5.20%, 12/01/2047 200 244
5.50%, 02/15/2049 170 220
ONEOK Inc
2.20%, 09/15/2025 160 164
2.75%, 09/01/2024 175 184
3.40%, 09/01/2029 100 106
4.45%, 09/01/2049 500 553
ONEOK Partners LP
5.00%, 09/15/2023 250 270
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 205
4.30%, 01/31/2043 200 202
4.50%, 12/15/2026 300 337
4.65%, 10/15/2025 15 17
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 416
5.63%, 03/01/2025 390 446
5.75%, 05/15/2024 300 337
5.88%, 06/30/2026 345 408
Spectra Energy Partners LP
5.95%, 09/25/2043 200 272
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 139
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 345
4.75%, 05/15/2038 300 361
4.88%, 05/15/2048 420 531
5.60%, 03/31/2034 300 378
6.10%, 06/01/2040 25 34
7.25%, 08/15/2038 51 77
Williams Cos Inc/The
2.60%, 03/15/2031 1,090 1,104
3.35%, 08/15/2022 15 15
3.75%, 06/15/2027 400 444
3.90%, 01/15/2025 350 383
5.10%, 09/15/2045 180 224
6.30%, 04/15/2040 343 470
$ 25,681
Private Equity - 0 .01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 328
Regional Authority - 0 .37%
Province of Alberta Canada
1.00%, 05/20/2025 555 559
3.30%, 03/15/2028 850 951
Province of British Columbia Canada
1.30%, 01/29/2031 185 179
2.00%, 10/23/2022 1,200 1,227
6.50%, 01/15/2026 18 22
Province of Manitoba Canada
3.05%, 05/14/2024 500 534
Province of Ontario Canada
0.63%, 01/21/2026 95 94
1.05%, 04/14/2026 380 381
1.13%, 10/07/2030 325 309
1.75%, 01/24/2023 2,015 2,061
2.00%, 10/02/2029
(a)
400 412
3.20%, 05/16/2024 250 269
3.40%, 10/17/2023 305 326

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Quebec Canada
0.60%, 07/23/2025 $ 1,145 $ 1,134
1.35%, 05/28/2030 760 743
1.50%, 02/11/2025 295 303
2.63%, 02/13/2023 1,000 1,037
7.50%, 09/15/2029 64 92
$ 10,633
REITs - 0 .90%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 236
2.75%, 12/15/2029 80 83
3.00%, 05/18/2051 190 186
3.38%, 08/15/2031 115 126
4.00%, 02/01/2050 85 97
4.90%, 12/15/2030 80 97
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 155 160
3.63%, 11/15/2027 300 326
American Tower Corp
0.60%, 01/15/2024 360 360
1.30%, 09/15/2025 80 80
1.60%, 04/15/2026 190 192
1.88%, 10/15/2030 165 159
2.90%, 01/15/2030 160 168
2.95%, 01/15/2051 180 172
3.38%, 10/15/2026 500 545
3.50%, 01/31/2023 530 555
3.70%, 10/15/2049 165 179
AvalonBay Communities Inc
2.30%, 03/01/2030 160 164
4.20%, 12/15/2023 400 432
Boston Properties LP
2.55%, 04/01/2032 155 156
2.75%, 10/01/2026 550 587
2.90%, 03/15/2030 415 431
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 326
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
Corporate Office Properties LP
2.75%, 04/15/2031 195 197
Crown Castle International Corp
1.05%, 07/15/2026 380 371
1.35%, 07/15/2025 370 373
2.50%, 07/15/2031 190 191
2.90%, 04/01/2041 190 185
3.10%, 11/15/2029 150 159
3.20%, 09/01/2024 400 427
3.25%, 01/15/2051 370 368
3.30%, 07/01/2030 155 166
4.00%, 11/15/2049 110 122
CubeSmart LP
2.00%, 02/15/2031 125 121
Digital Realty Trust LP
4.45%, 07/15/2028 250 290
Duke Realty LP
1.75%, 07/01/2030 160 153
2.88%, 11/15/2029 75 79
4.00%, 09/15/2028 400 455
Equinix Inc
1.00%, 09/15/2025 165 164
1.25%, 07/15/2025 160 160
1.80%, 07/15/2027 160 162
2.50%, 05/15/2031 195 198
2.63%, 11/18/2024 155 163
3.20%, 11/18/2029 260 279
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Equinix Inc   (continued)
3.40%, 02/15/2052 $ 195 $ 201
ERP Operating LP
2.50%, 02/15/2030 125 129
Essex Portfolio LP
1.70%, 03/01/2028 190 187
3.00%, 01/15/2030 170 179
4.00%, 03/01/2029 300 339
4.50%, 03/15/2048 300 364
Federal Realty Investment Trust
1.25%, 02/15/2026 170 169
4.50%, 12/01/2044 250 295
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 170 183
5.38%, 04/15/2026 300 345
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 170 164
Healthpeak Properties Inc
3.00%, 01/15/2030 150 159
3.40%, 02/01/2025 19 20
6.75%, 02/01/2041 300 443
Kilroy Realty LP
2.50%, 11/15/2032 165 163
Kimco Realty Corp
2.70%, 10/01/2030 165 170
3.70%, 10/01/2049 330 354
Life Storage LP
2.20%, 10/15/2030 85 84
Mid-America Apartments LP
1.70%, 02/15/2031 125 119
4.00%, 11/15/2025 500 555
National Retail Properties Inc
4.80%, 10/15/2048 200 249
Office Properties Income Trust
4.00%, 07/15/2022 400 413
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 328
4.95%, 04/01/2024 750 816
Prologis LP
1.25%, 10/15/2030 165 155
2.13%, 04/15/2027 145 151
2.25%, 04/15/2030 140 143
3.00%, 04/15/2050 110 112
3.88%, 09/15/2028 250 286
Public Storage
0.88%, 02/15/2026 145 144
1.85%, 05/01/2028
(a)
380 383
Realty Income Corp
0.75%, 03/15/2026 430 421
3.25%, 01/15/2031 165 180
4.65%, 08/01/2023 250 269
Simon Property Group LP
1.75%, 02/01/2028 190 189
2.00%, 09/13/2024 915 948
2.45%, 09/13/2029 140 144
3.25%, 11/30/2026 500 546
3.25%, 09/13/2049 140 141
3.50%, 09/01/2025 165 181
4.25%, 11/30/2046 130 150
6.75%, 02/01/2040 25 37
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 309
Spirit Realty LP
2.10%, 03/15/2028 190 189
UDR Inc
2.10%, 08/01/2032 565 542
3.20%, 01/15/2030 165 178

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ventas Realty LP
3.00%, 01/15/2030 $ 200 $ 209
3.50%, 04/15/2024 300 321
5.70%, 09/30/2043 300 398
VEREIT Operating Partnership LP
2.20%, 06/15/2028 180 183
3.10%, 12/15/2029 375 400
Welltower Inc
3.63%, 03/15/2024 600 643
4.13%, 03/15/2029 300 341
Weyerhaeuser Co
7.38%, 03/15/2032 300 433
WP Carey Inc
2.40%, 02/01/2031 85 85
$ 25,860
Retail - 0 .76%
AutoZone Inc
1.65%, 01/15/2031 165 157
3.75%, 06/01/2027 250 279
Costco Wholesale Corp
1.38%, 06/20/2027 155 156
1.60%, 04/20/2030 155 153
1.75%, 04/20/2032 155 153
2.75%, 05/18/2024 50 53
3.00%, 05/18/2027 150 165
Dollar General Corp
4.15%, 11/01/2025 500 560
Dollar Tree Inc
4.20%, 05/15/2028 185 211
Home Depot Inc/The
0.90%, 03/15/2028
(a)
190 185
2.13%, 09/15/2026 250 263
2.38%, 03/15/2051 190 176
2.70%, 04/01/2023 30 31
2.95%, 06/15/2029 435 475
3.50%, 09/15/2056 305 341
3.75%, 02/15/2024 380 409
3.90%, 06/15/2047 30 36
4.20%, 04/01/2043 520 637
4.25%, 04/01/2046 590 733
4.40%, 03/15/2045 1,020 1,294
5.95%, 04/01/2041 351 512
Kohl's Corp
5.55%, 07/17/2045 250 299
Lowe's Cos Inc
1.30%, 04/15/2028 165 161
1.70%, 10/15/2030 165 158
3.00%, 10/15/2050 50 49
3.10%, 05/03/2027 530 578
3.65%, 04/05/2029 465 520
3.70%, 04/15/2046 40 44
4.00%, 04/15/2025 160 177
4.05%, 05/03/2047 30 35
4.38%, 09/15/2045 500 598
5.00%, 04/15/2040 160 206
McDonald's Corp
1.45%, 09/01/2025 160 163
2.13%, 03/01/2030 160 162
2.63%, 09/01/2029 415 436
3.38%, 05/26/2025 500 543
3.50%, 07/01/2027 325 360
3.63%, 09/01/2049 115 127
3.70%, 02/15/2042 128 144
4.70%, 12/09/2035 25 31
4.88%, 07/15/2040 9 12
4.88%, 12/09/2045 250 322
6.30%, 10/15/2037 262 375
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
O'Reilly Automotive Inc
1.75%, 03/15/2031 $ 85 $ 82
3.85%, 06/15/2023 300 317
4.35%, 06/01/2028 300 347
Starbucks Corp
2.00%, 03/12/2027 160 164
3.55%, 08/15/2029 500 559
3.85%, 10/01/2023 530 566
4.45%, 08/15/2049 300 372
Target Corp
2.35%, 02/15/2030 320 334
2.50%, 04/15/2026 500 537
TJX Cos Inc/The
1.15%, 05/15/2028 130 126
1.60%, 05/15/2031 130 125
2.50%, 05/15/2023 500 517
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 148 161
Walmart Inc
2.35%, 12/15/2022 500 515
2.85%, 07/08/2024 575 614
2.95%, 09/24/2049 245 260
3.05%, 07/08/2026 500 547
3.25%, 07/08/2029 490 548
3.40%, 06/26/2023 530 561
3.70%, 06/26/2028 390 444
3.95%, 06/28/2038 185 223
5.63%, 04/01/2040 38 55
5.63%, 04/15/2041 280 407
7.55%, 02/15/2030 628 934
$ 21,794
Semiconductors - 0 .55%
Applied Materials Inc
1.75%, 06/01/2030 160 158
3.30%, 04/01/2027 35 39
3.90%, 10/01/2025 500 559
4.35%, 04/01/2047 40 51
5.10%, 10/01/2035 250 329
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 1,006
Broadcom Inc
1.95%, 02/15/2028
(g)
150 150
2.60%, 02/15/2033
(g)
405 396
3.15%, 11/15/2025 140 150
3.42%, 04/15/2033
(g)
460 483
3.47%, 04/15/2034
(g)
350 370
3.50%, 02/15/2041
(g)
200 205
3.75%, 02/15/2051
(g)
50 52
4.15%, 11/15/2030 285 320
4.25%, 04/15/2026 500 560
4.30%, 11/15/2032 185 211
4.75%, 04/15/2029 730 849
Intel Corp
2.45%, 11/15/2029 310 326
2.60%, 05/19/2026 530 567
2.70%, 12/15/2022 25 26
3.15%, 05/11/2027 540 594
3.25%, 11/15/2049 315 335
3.40%, 03/25/2025 160 175
3.73%, 12/08/2047 240 274
3.75%, 03/25/2027 160 181
4.00%, 12/15/2032 200 241
4.25%, 12/15/2042 200 243
4.60%, 03/25/2040 160 203
4.80%, 10/01/2041 77 99
4.90%, 07/29/2045 25 33
KLA Corp
4.65%, 11/01/2024 500 558

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Lam Research Corp
1.90%, 06/15/2030 $ 155 $ 156
2.88%, 06/15/2050 235 236
Marvell Technology Inc
2.45%, 04/15/2028
(g)
380 387
4.88%, 06/22/2028
(g)
300 347
Micron Technology Inc
2.50%, 04/24/2023 90 93
4.19%, 02/15/2027 115 130
4.66%, 02/15/2030 115 134
NVIDIA Corp
0.31%, 06/15/2023 385 385
0.58%, 06/14/2024 385 385
1.55%, 06/15/2028 190 189
2.00%, 06/15/2031 385 385
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031
(g)
385 389
3.15%, 05/01/2027
(g)
80 86
3.25%, 05/11/2041
(g)
195 200
QUALCOMM Inc
1.30%, 05/20/2028 411 402
1.65%, 05/20/2032 340 324
3.25%, 05/20/2027 320 353
4.65%, 05/20/2035 115 146
4.80%, 05/20/2045 425 565
Texas Instruments Inc
1.38%, 03/12/2025 160 163
1.75%, 05/04/2030 245 244
4.15%, 05/15/2048 205 260
$ 15,702
Software - 0 .73%
Activision Blizzard Inc
1.35%, 09/15/2030 85 79
2.50%, 09/15/2050 790 709
Adobe Inc
1.90%, 02/01/2025 315 327
2.30%, 02/01/2030 160 167
Electronic Arts Inc
1.85%, 02/15/2031 190 184
Fidelity National Information Services Inc
0.38%, 03/01/2023 275 275
0.60%, 03/01/2024 90 90
1.65%, 03/01/2028 180 179
3.10%, 03/01/2041 90 92
Fiserv Inc
3.50%, 10/01/2022 600 619
3.50%, 07/01/2029 310 341
3.80%, 10/01/2023 400 428
3.85%, 06/01/2025 300 330
Intuit Inc
1.35%, 07/15/2027 165 165
Microsoft Corp
2.40%, 08/08/2026 55 59
2.53%, 06/01/2050 792 778
2.68%, 06/01/2060 1,209 1,197
2.92%, 03/17/2052 1,885 2,001
3.13%, 11/03/2025 700 764
3.30%, 02/06/2027 200 222
3.45%, 08/08/2036 358 414
3.63%, 12/15/2023 30 32
Oracle Corp
2.30%, 03/25/2028 385 395
2.40%, 09/15/2023 30 31
2.50%, 10/15/2022 1,070 1,099
2.50%, 04/01/2025 150 158
2.63%, 02/15/2023 390 403
2.65%, 07/15/2026 700 739
2.80%, 04/01/2027 850 901
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp   (continued)
2.88%, 03/25/2031 $ 385 $ 400
2.95%, 04/01/2030 150 158
3.60%, 04/01/2040 150 158
3.60%, 04/01/2050 150 154
3.65%, 03/25/2041 385 408
3.80%, 11/15/2037 250 274
3.90%, 05/15/2035 600 668
3.95%, 03/25/2051 385 420
4.00%, 07/15/2046 780 846
4.10%, 03/25/2061 190 211
4.30%, 07/08/2034 1,015 1,177
4.38%, 05/15/2055 610 702
Roper Technologies Inc
1.00%, 09/15/2025 85 85
1.40%, 09/15/2027 165 162
2.35%, 09/15/2024 110 115
2.95%, 09/15/2029 95 102
3.13%, 11/15/2022 750 772
salesforce.com Inc
1.95%, 07/15/2031
(i)
190 190
2.70%, 07/15/2041
(i)
385 387
2.90%, 07/15/2051
(i)
385 389
ServiceNow Inc
1.40%, 09/01/2030 165 155
$ 21,111
Sovereign - 1 .67%
Canada Government International Bond
0.75%, 05/19/2026 390 387
1.63%, 01/22/2025 865 896
Chile Government International Bond
2.45%, 01/31/2031 535 544
2.55%, 01/27/2032 475 485
3.10%, 05/07/2041 200 200
3.13%, 03/27/2025 250 268
3.50%, 04/15/2053 200 210
3.86%, 06/21/2047 300 330
Colombia Government International Bond
2.63%, 03/15/2023 500 511
3.00%, 01/30/2030 315 309
3.13%, 04/15/2031 325 318
3.88%, 02/15/2061 200 179
4.50%, 01/28/2026 700 764
5.20%, 05/15/2049 700 767
5.63%, 02/26/2044 500 566
6.13%, 01/18/2041 200 237
8.13%, 05/21/2024 201 238
10.38%, 01/28/2033 100 149
Export Development Canada
1.38%, 02/24/2023 250 255
Export-Import Bank of Korea
0.38%, 02/09/2024 200 199
1.38%, 02/09/2031 200 192
3.00%, 11/01/2022 500 517
3.25%, 11/10/2025 500 546
3.25%, 08/12/2026 500 552
Hungary Government International Bond
5.38%, 03/25/2024 500 564
7.63%, 03/29/2041 250 409
Indonesia Government International Bond
2.85%, 02/14/2030 800 829
3.05%, 03/12/2051
(a)
400 397
3.50%, 01/11/2028 200 218
3.70%, 10/30/2049 200 210
4.20%, 10/15/2050 500 569
4.75%, 02/11/2029 200 235

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Israel Government AID Bond
5.50%, 09/18/2023 $ 25 $ 28
5.50%, 04/26/2024 125 142
5.50%, 09/18/2033 12 17
Israel Government International Bond
3.88%, 07/03/2050 200 231
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 509
0.50%, 04/15/2024 200 200
0.63%, 05/22/2023 200 201
1.25%, 01/21/2031 400 385
1.63%, 10/17/2022 900 915
1.88%, 04/15/2031 200 204
2.00%, 10/17/2029 200 207
2.38%, 04/20/2026 300 318
3.00%, 05/29/2024 1,000 1,069
3.38%, 07/31/2023 1,000 1,060
Korea International Bond
1.00%, 09/16/2030 200 190
3.88%, 09/11/2023 250 269
3.88%, 09/20/2048 500 632
Mexico Government International Bond
2.66%, 05/24/2031 400 391
3.25%, 04/16/2030
(a)
200 206
3.60%, 01/30/2025 210 231
3.75%, 01/11/2028 750 816
3.75%, 04/19/2071 400 366
3.77%, 05/24/2061 200 186
3.90%, 04/27/2025 600 665
4.50%, 04/22/2029 1,000 1,130
4.50%, 01/31/2050 800 850
4.60%, 02/10/2048 700 750
4.75%, 03/08/2044 506 558
5.55%, 01/21/2045 300 362
6.05%, 01/11/2040 464 582
Panama Government International Bond
2.25%, 09/29/2032 200 192
3.75%, 03/16/2025 800 869
3.87%, 07/23/2060 340 347
3.88%, 03/17/2028 500 548
4.30%, 04/29/2053 400 443
4.50%, 05/15/2047 200 227
4.50%, 04/16/2050 400 454
6.70%, 01/26/2036 224 304
Peruvian Government International Bond
1.86%, 12/01/2032 1,180 1,096
2.78%, 01/23/2031 145 148
2.78%, 12/01/2060 180 160
3.30%, 03/11/2041 340 343
5.63%, 11/18/2050 528 726
6.55%, 03/14/2037 126 173
7.35%, 07/21/2025 180 221
8.75%, 11/21/2033 192 301
Philippine Government International Bond
2.46%, 05/05/2030 500 519
2.65%, 12/10/2045 400 370
2.95%, 05/05/2045 200 193
3.00%, 02/01/2028 300 323
3.20%, 07/06/2046
(i)
200 200
3.70%, 03/01/2041 200 216
3.70%, 02/02/2042 230 248
5.00%, 01/13/2037 300 377
6.38%, 10/23/2034 210 296
9.50%, 02/02/2030 400 632
10.63%, 03/16/2025 400 543
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Italy Government International Bond
0.88%, 05/06/2024 $ 200 $ 199
1.25%, 02/17/2026 400 394
2.38%, 10/17/2024 200 208
2.88%, 10/17/2029 500 520
3.88%, 05/06/2051 200 215
5.38%, 06/15/2033 420 529
6.88%, 09/27/2023 512 580
Republic of Poland Government International
Bond
4.00%, 01/22/2024 575 626
State of Israel
2.50%, 01/15/2030 200 209
3.38%, 01/15/2050 800 855
Svensk Exportkredit AB
0.38%, 03/11/2024
(a)
200 199
0.50%, 08/26/2025 1,235 1,218
2.88%, 03/14/2023 200 209
Tennessee Valley Authority
2.88%, 02/01/2027 250 275
3.50%, 12/15/2042 400 471
4.25%, 09/15/2065 200 281
4.63%, 09/15/2060 300 441
5.25%, 09/15/2039 251 359
5.38%, 04/01/2056 154 249
5.88%, 04/01/2036 600 892
6.75%, 11/01/2025 102 128
Uruguay Government International Bond
4.13%, 11/20/2045 100 118
4.38%, 10/27/2027 390 448
4.98%, 04/20/2055 210 271
5.10%, 06/18/2050 725 949
$ 48,032
Supranational Bank - 1 .48%
African Development Bank
0.88%, 03/23/2026 345 345
2.13%, 11/16/2022 1,500 1,539
Asian Development Bank
0.25%, 07/14/2023 330 329
0.25%, 10/06/2023 490 489
0.38%, 06/11/2024 385 384
0.38%, 09/03/2025 325 320
0.50%, 02/04/2026 400 394
1.00%, 04/14/2026 380 381
1.25%, 06/09/2028 100 100
1.50%, 03/04/2031 385 385
1.75%, 09/13/2022 1,100 1,120
1.75%, 09/19/2029 650 666
2.13%, 03/19/2025 300 316
2.63%, 01/30/2024 1,800 1,901
2.75%, 03/17/2023 400 417
2.75%, 01/19/2028 500 547
5.82%, 06/16/2028 15 19
6.38%, 10/01/2028 51 67
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 339
2.25%, 05/16/2024 900 945
Council Of Europe Development Bank
0.38%, 06/10/2024 385 385
1.38%, 02/27/2025 320 327
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 330 329
0.50%, 11/25/2025 385 379
0.50%, 01/28/2026 380 374
1.63%, 09/27/2024 650 671

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Investment Bank
0.38%, 07/24/2024 $ 475 $ 473
0.38%, 12/15/2025 340 332
0.38%, 03/26/2026 480 468
0.63%, 10/21/2027
(a)
585 562
1.25%, 02/14/2031 355 346
1.63%, 03/14/2025 315 325
1.63%, 05/13/2031 395 398
1.88%, 02/10/2025 600 626
2.25%, 08/15/2022 750 767
2.25%, 06/24/2024 500 526
2.38%, 05/24/2027 300 322
2.50%, 03/15/2023 600 623
2.63%, 03/15/2024 1,000 1,058
3.25%, 01/29/2024 1,650 1,768
FMS Wertmanagement
2.75%, 01/30/2024 500 530
Inter-American Development Bank
0.25%, 11/15/2023 325 324
0.63%, 09/16/2027 340 328
0.88%, 04/20/2026 850 850
1.13%, 01/13/2031 385 372
1.75%, 03/14/2025 585 607
2.38%, 07/07/2027 500 536
2.50%, 01/18/2023 1,900 1,966
3.00%, 10/04/2023 700 741
3.00%, 02/21/2024 250 267
3.13%, 09/18/2028 500 562
4.38%, 01/24/2044 50 69
International Bank for Reconstruction &
Development
0.13%, 04/20/2023 190 190
0.25%, 11/24/2023 180 179
0.50%, 10/28/2025 1,630 1,610
0.75%, 11/24/2027 365 355
0.75%, 08/26/2030 735 689
0.88%, 07/15/2026 580 579
1.25%, 02/10/2031 385 376
1.38%, 04/20/2028 380 383
1.63%, 01/15/2025 475 491
1.75%, 10/23/2029 680 699
2.50%, 03/19/2024 800 844
2.50%, 11/25/2024 500 532
2.50%, 07/29/2025 1,700 1,819
2.50%, 11/22/2027 500 541
7.63%, 01/19/2023 1,512 1,684
International Finance Corp
0.38%, 07/16/2025 1,080 1,060
Nordic Investment Bank
0.38%, 09/11/2025 255 250
0.50%, 01/21/2026 400 393
1.38%, 10/17/2022 200 203
2.25%, 05/21/2024 500 525
$ 42,616
Telecommunications - 1 .39%
America Movil SAB de CV
3.13%, 07/16/2022 600 616
4.38%, 04/22/2049 250 307
6.13%, 03/30/2040 102 145
6.38%, 03/01/2035 200 286
AT&T Inc
0.90%, 03/25/2024 385 386
1.65%, 02/01/2028 330 328
1.70%, 03/25/2026 135 136
2.25%, 02/01/2032 240 236
2.30%, 06/01/2027 465 481
2.63%, 12/01/2022 630 646
2.75%, 06/01/2031 310 322
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
2.95%, 07/15/2026 $ 20 $ 21
3.10%, 02/01/2043 240 235
3.30%, 02/01/2052 480 467
3.50%, 06/01/2041 310 322
3.50%, 09/15/2053
(g)
904 908
3.50%, 02/01/2061 480 474
3.55%, 09/15/2055
(g)
1,898 1,904
3.65%, 06/01/2051 755 784
3.65%, 09/15/2059
(g)
1,057 1,072
3.80%, 02/15/2027 40 45
4.05%, 12/15/2023 500 542
4.10%, 02/15/2028 81 92
4.13%, 02/17/2026 30 34
4.25%, 03/01/2027 530 601
4.30%, 12/15/2042 221 252
4.35%, 03/01/2029 500 579
4.35%, 06/15/2045 260 298
4.50%, 03/09/2048 490 578
4.65%, 06/01/2044 500 589
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 190 207
British Telecommunications PLC
9.62%, 12/15/2030 577 893
Cisco Systems Inc/Delaware
2.20%, 09/20/2023 30 31
2.50%, 09/20/2026 580 622
5.50%, 01/15/2040 600 845
Corning Inc
4.38%, 11/15/2057 300 357
4.75%, 03/15/2042 102 128
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 961
Juniper Networks Inc
2.00%, 12/10/2030 185 177
Motorola Solutions Inc
4.00%, 09/01/2024 454 497
Orange SA
5.38%, 01/13/2042 102 138
Rogers Communications Inc
3.00%, 03/15/2023 400 414
3.70%, 11/15/2049 225 240
5.00%, 03/15/2044 500 625
Telefonica Emisiones SA
5.21%, 03/08/2047 530 662
7.05%, 06/20/2036 795 1,145
TELUS Corp
4.60%, 11/16/2048 300 374
T-Mobile USA Inc
1.50%, 02/15/2026 320 322
2.05%, 02/15/2028 320 325
2.25%, 11/15/2031 350 345
2.55%, 02/15/2031 490 495
3.00%, 02/15/2041 170 168
3.30%, 02/15/2051 310 309
3.50%, 04/15/2025 150 163
3.75%, 04/15/2027 295 326
3.88%, 04/15/2030 295 330
4.38%, 04/15/2040 150 176
4.50%, 04/15/2050 295 351
Verizon Communications Inc
0.75%, 03/22/2024 485 487
0.85%, 11/20/2025 180 178
1.45%, 03/20/2026 385 388
1.50%, 09/18/2030 1,000 955
1.68%, 10/30/2030 1,473 1,406
1.75%, 01/20/2031 360 345
2.10%, 03/22/2028 580 592

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
2.55%, 03/21/2031 $ 385 $ 394
2.63%, 08/15/2026 25 27
2.65%, 11/20/2040 135 130
2.88%, 11/20/2050 360 342
2.99%, 10/30/2056 562 528
3.00%, 11/20/2060 180 168
3.38%, 02/15/2025 40 43
3.40%, 03/22/2041 385 407
3.55%, 03/22/2051 385 411
3.70%, 03/22/2061 190 204
3.85%, 11/01/2042 275 312
3.88%, 02/08/2029 400 457
4.13%, 03/16/2027 500 569
4.33%, 09/21/2028 500 582
4.40%, 11/01/2034 750 893
4.50%, 08/10/2033 360 430
4.81%, 03/15/2039 1,225 1,552
5.01%, 04/15/2049 53 70
Vodafone Group PLC
4.25%, 09/17/2050 165 193
4.38%, 05/30/2028 560 651
5.00%, 05/30/2038 250 315
5.25%, 05/30/2048 400 527
6.15%, 02/27/2037 201 278
6.25%, 11/30/2032 500 671
$ 39,817
Toys, Games & Hobbies - 0 .00%
Hasbro Inc
6.35%, 03/15/2040 25 35
Transportation - 0 .57%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 1,000 1,041
3.30%, 09/15/2051 200 218
3.40%, 09/01/2024 230 249
3.55%, 02/15/2050 115 130
4.38%, 09/01/2042 545 679
4.45%, 03/15/2043 20 25
4.55%, 09/01/2044 15 19
5.15%, 09/01/2043 350 480
Canadian National Railway Co
2.45%, 05/01/2050 65 58
3.20%, 08/02/2046 400 414
3.65%, 02/03/2048 75 83
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 341
4.80%, 09/15/2035 500 616
CSX Corp
2.40%, 02/15/2030 65 67
2.60%, 11/01/2026 300 319
3.25%, 06/01/2027 40 44
3.35%, 11/01/2025 500 546
3.35%, 09/15/2049 70 74
3.80%, 03/01/2028 100 113
3.80%, 11/01/2046 30 34
4.25%, 11/01/2066 400 493
4.30%, 03/01/2048 105 127
4.75%, 05/30/2042 277 349
FedEx Corp
3.10%, 08/05/2029 550 596
3.88%, 08/01/2042 100 111
4.40%, 01/15/2047 405 484
4.55%, 04/01/2046 400 486
4.75%, 11/15/2045 525 655
Kansas City Southern
4.70%, 05/01/2048 300 374
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp
2.30%, 05/15/2031 $ 195 $ 197
2.55%, 11/01/2029 155 163
3.85%, 01/15/2024 200 214
3.94%, 11/01/2047 398 458
4.15%, 02/28/2048 450 529
4.84%, 10/01/2041 100 128
Ryder System Inc
2.50%, 09/01/2024 80 84
2.90%, 12/01/2026 150 161
Union Pacific Corp
2.15%, 02/05/2027 230 238
2.38%, 05/20/2031 195 199
2.89%, 04/06/2036
(g)
210 218
3.15%, 03/01/2024 400 427
3.20%, 05/20/2041 195 206
3.55%, 08/15/2039 80 89
3.80%, 10/01/2051 577 660
3.80%, 04/06/2071
(g)
350 388
3.84%, 03/20/2060 575 655
4.16%, 07/15/2022 256 264
United Parcel Service Inc
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 133
3.40%, 09/01/2049 770 856
3.90%, 04/01/2025 665 736
4.88%, 11/15/2040 25 33
5.20%, 04/01/2040 125 170
6.20%, 01/15/2038 23 34
$ 16,475
Trucking & Leasing - 0 .01%
GATX Corp
1.90%, 06/01/2031 380 362
Water - 0 .06%
American Water Capital Corp
2.30%, 06/01/2031 195 198
3.25%, 06/01/2051 195 204
3.75%, 09/01/2047 180 203
4.15%, 06/01/2049 650 789
6.59%, 10/15/2037 5 7
Essential Utilities Inc
2.40%, 05/01/2031 190 192
$ 1,593
TOTAL BONDS $ 943,210
MUNICIPAL BONDS - 0 .60%
Principal
Amount (000's) Value (000's)
California - 0 .19%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 487
6.92%, 04/01/2040 120 180
California State University
2.98%, 11/01/2051 160 164
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 87
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 243
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 108
5.76%, 07/01/2029 50 63
6.76%, 07/01/2034 530 761
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 390
San Diego County Water Authority
6.14%, 05/01/2049 260 393

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 $ 25 $ 31
State of California
3.50%, 04/01/2028 165 186
7.30%, 10/01/2039 375 600
7.35%, 11/01/2039 500 805
7.60%, 11/01/2040 180 314
7.63%, 03/01/2040 280 472
University of California
5.77%, 05/15/2043 200 282
$ 5,566
District of Columbia - 0 .02%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 638
Georgia - 0 .02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 147 223
7.06%, 04/01/2057 195 288
$ 511
Illinois - 0 .06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 285
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 70 97
County of Cook IL
6.23%, 11/15/2034 102 139
State of Illinois
4.95%, 06/01/2023 15 16
5.10%, 06/01/2033 1,000 1,176
7.35%, 07/01/2035 70 90
$ 1,803
Kansas - 0 .01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 142
Nevada - 0 .00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 39
New Jersey - 0 .07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(e),(j)
51 51
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
700 908
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 226
6.56%, 12/15/2040 210 313
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 235
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 178
$ 1,911
New York - 0 .10%
City of New York NY
5.52%, 10/01/2037 25 34
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 198
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 334
New York City Water & Sewer System
5.72%, 06/15/2042 270 405
5.95%, 06/15/2042 125 191
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York State Dormitory Authority
5.60%, 03/15/2040 $ 435 $ 588
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 525
4.96%, 08/01/2046 300 407
6.04%, 12/01/2029 50 66
$ 2,748
Ohio - 0 .01%
American Municipal Power Inc
6.27%, 02/15/2050 69 97
Ohio State University/The
4.91%, 06/01/2040 125 168
$ 265
Pennsylvania - 0 .02%
State Public School Building Authority
5.00%, 09/15/2027 500 597
Texas - 0 .08%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 193
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 70
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 70 98
Dallas County Hospital District
5.62%, 08/15/2044 83 114
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(j)
50 52
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 412
State of Texas
4.68%, 04/01/2040 100 131
5.52%, 04/01/2039 405 583
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 771
$ 2,424
Utah - 0 .01%
State of Utah
3.54%, 07/01/2025 300 320
Wisconsin - 0 .01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
310 361
TOTAL MUNICIPAL BONDS $ 17,325
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64 .65%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2 .08%
2.00%, 08/01/2029 $ 245 $ 253
2.00%, 10/01/2031 65 68
2.00%, 03/01/2032 129 134
2.50%, 10/01/2027 87 91
2.50%, 03/01/2028 193 202
2.50%, 06/01/2028 123 129
2.50%, 06/01/2028 273 286
2.50%, 07/01/2028 190 199
2.50%, 10/01/2028 126 131
2.50%, 10/01/2028 93 97
2.50%, 10/01/2029 239 251
2.50%, 12/01/2029 280 294
2.50%, 09/01/2030 484 507
2.50%, 01/01/2031 515 541
2.50%, 01/01/2031 63 66
2.50%, 02/01/2031 57 60

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
2.50%, 03/01/2031 $ 160 $ 167
2.50%, 12/01/2031 171 179
2.50%, 12/01/2031 185 194
2.50%, 02/01/2032 218 229
2.50%, 03/01/2032 284 298
2.50%, 11/01/2032 553 579
2.50%, 02/01/2033 139 145
2.50%, 03/01/2033 116 122
2.50%, 03/01/2033 430 450
2.50%, 04/01/2033 171 178
2.50%, 05/01/2033 76 80
2.50%, 06/01/2033 118 124
2.50%, 11/01/2036 101 105
2.50%, 02/01/2043 114 120
2.50%, 03/01/2043 89 93
3.00%, 01/01/2027 73 77
3.00%, 03/01/2027 60 64
3.00%, 05/01/2027 60 63
3.00%, 10/01/2028 201 213
3.00%, 07/01/2029 250 264
3.00%, 08/01/2029 108 114
3.00%, 10/01/2029 64 67
3.00%, 11/01/2029 109 115
3.00%, 07/01/2030 247 261
3.00%, 09/01/2030 328 347
3.00%, 11/01/2030 52 55
3.00%, 11/01/2030 121 128
3.00%, 01/01/2031 116 123
3.00%, 04/01/2031 209 221
3.00%, 02/01/2032 48 51
3.00%, 05/01/2032 82 87
3.00%, 12/01/2032 383 405
3.00%, 12/01/2032 354 374
3.00%, 01/01/2033 532 562
3.00%, 02/01/2033 310 326
3.00%, 03/01/2033 250 267
3.00%, 04/01/2033 148 157
3.00%, 04/01/2033 125 133
3.00%, 06/01/2033 92 98
3.00%, 09/01/2033 127 135
3.00%, 09/01/2033 132 140
3.00%, 12/01/2034 36 38
3.00%, 01/01/2035 24 25
3.00%, 02/01/2035 35 37
3.00%, 05/01/2035 290 306
3.00%, 02/01/2036 67 70
3.00%, 09/01/2036 67 71
3.00%, 02/01/2037 77 81
3.00%, 05/01/2037 99 104
3.00%, 06/01/2037 107 112
3.00%, 07/01/2037 157 164
3.00%, 09/01/2037 34 36
3.00%, 01/01/2043 183 195
3.00%, 01/01/2043 192 203
3.00%, 02/01/2043 857 912
3.00%, 03/01/2043 500 532
3.00%, 04/01/2043 175 186
3.00%, 05/01/2043 175 186
3.00%, 06/01/2043 318 338
3.00%, 07/01/2043 557 593
3.00%, 07/01/2043 312 332
3.00%, 07/01/2043 302 319
3.00%, 07/01/2043 520 551
3.00%, 08/01/2043 69 73
3.00%, 08/01/2043 99 105
3.00%, 08/01/2043 952 1,013
3.00%, 08/01/2043 207 219
3.00%, 09/01/2043 323 343
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2043 $ 173 $ 183
3.00%, 09/01/2043 353 376
3.00%, 10/01/2043 125 133
3.00%, 10/01/2043 324 344
3.00%, 03/01/2045 314 331
3.00%, 04/01/2045 112 118
3.00%, 06/01/2045 412 434
3.00%, 07/01/2045 284 300
3.00%, 07/01/2045 242 255
3.00%, 08/01/2045 467 492
3.00%, 08/01/2045 146 153
3.00%, 08/01/2045 146 154
3.00%, 12/01/2045 653 688
3.00%, 03/01/2046 286 302
3.00%, 03/01/2046 58 61
3.00%, 04/01/2046 397 419
3.00%, 04/01/2046 45 47
3.00%, 05/01/2046 107 113
3.00%, 09/01/2046 475 500
3.00%, 10/01/2046 475 503
3.00%, 11/01/2046 802 843
3.00%, 11/01/2046 79 83
3.00%, 11/01/2046 440 463
3.00%, 11/01/2046 534 566
3.00%, 12/01/2046 583 614
3.00%, 12/01/2046 655 689
3.00%, 01/01/2047 893 944
3.00%, 03/01/2047 859 902
3.00%, 03/01/2048 343 358
3.50%, 10/01/2025 62 66
3.50%, 11/01/2025 87 92
3.50%, 12/01/2026 83 89
3.50%, 01/01/2029 89 95
3.50%, 01/01/2032 68 72
3.50%, 02/01/2032 41 44
3.50%, 03/01/2032 50 53
3.50%, 04/01/2032 50 54
3.50%, 08/01/2032 40 43
3.50%, 09/01/2033 167 179
3.50%, 01/01/2034 44 47
3.50%, 01/01/2035 91 98
3.50%, 02/01/2035 77 83
3.50%, 07/01/2035 109 117
3.50%, 09/01/2035 189 203
3.50%, 04/01/2037 53 56
3.50%, 06/01/2037 109 117
3.50%, 05/01/2041 120 127
3.50%, 02/01/2042 191 206
3.50%, 04/01/2042 70 76
3.50%, 06/01/2042 134 144
3.50%, 07/01/2042 220 237
3.50%, 07/01/2042 170 183
3.50%, 08/01/2042 97 102
3.50%, 08/01/2042 215 232
3.50%, 02/01/2044 391 421
3.50%, 06/01/2044 312 335
3.50%, 09/01/2044 166 178
3.50%, 02/01/2045 189 203
3.50%, 03/01/2045 270 289
3.50%, 06/01/2045 311 333
3.50%, 07/01/2045 516 552
3.50%, 09/01/2045 275 294
3.50%, 10/01/2045 309 331
3.50%, 11/01/2045 515 551
3.50%, 12/01/2045 413 442
3.50%, 12/01/2045 46 49
3.50%, 12/01/2045 325 348
3.50%, 01/01/2046 51 54

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2046 $ 144 $ 155
3.50%, 03/01/2046 1,332 1,424
3.50%, 03/01/2046 256 276
3.50%, 04/01/2046 328 350
3.50%, 05/01/2046 352 379
3.50%, 06/01/2046 410 435
3.50%, 08/01/2046 290 310
3.50%, 04/01/2047 419 444
3.50%, 11/01/2047 467 495
3.50%, 11/01/2047 313 331
3.50%, 05/01/2048 57 60
3.50%, 06/01/2048 400 425
3.50%, 06/01/2048 222 236
3.50%, 09/01/2048 115 121
4.00%, 06/01/2025 48 51
4.00%, 07/01/2025 70 74
4.00%, 12/01/2030 22 24
4.00%, 08/01/2031 22 23
4.00%, 10/01/2031 33 36
4.00%, 11/01/2031 10 11
4.00%, 12/01/2031 16 18
4.00%, 11/01/2033 44 48
4.00%, 01/01/2034 78 85
4.00%, 07/01/2035 30 33
4.00%, 03/01/2037 126 137
4.00%, 05/01/2038 53 57
4.00%, 02/01/2041 116 127
4.00%, 06/01/2042 82 89
4.00%, 06/01/2042 68 75
4.00%, 08/01/2043 529 582
4.00%, 01/01/2044 78 86
4.00%, 02/01/2044 215 236
4.00%, 03/01/2044 73 80
4.00%, 04/01/2044 226 246
4.00%, 05/01/2044 58 64
4.00%, 07/01/2044 131 142
4.00%, 07/01/2044 133 145
4.00%, 10/01/2044 160 174
4.00%, 11/01/2044 339 369
4.00%, 12/01/2044 349 380
4.00%, 01/01/2045 99 107
4.00%, 02/01/2045 120 130
4.00%, 04/01/2045 119 130
4.00%, 05/01/2045 70 76
4.00%, 06/01/2045 140 152
4.00%, 07/01/2045 216 234
4.00%, 08/01/2045 53 57
4.00%, 08/01/2045 498 541
4.00%, 08/01/2045 44 47
4.00%, 09/01/2045 88 94
4.00%, 09/01/2045 559 607
4.00%, 10/01/2045 565 613
4.00%, 11/01/2045 344 373
4.00%, 12/01/2045 155 168
4.00%, 03/01/2047 432 467
4.00%, 08/01/2047 509 545
4.00%, 10/01/2047 332 356
4.00%, 12/01/2047 551 590
4.00%, 07/01/2048 339 362
4.00%, 08/01/2048 200 213
4.00%, 09/01/2048 311 333
4.50%, 08/01/2023 24 26
4.50%, 05/01/2024 26 28
4.50%, 02/01/2030 7 8
4.50%, 08/01/2030 5 6
4.50%, 05/01/2031 7 8
4.50%, 06/01/2031 50 54
4.50%, 06/01/2039 77 86
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 10/01/2039 $ 56 $ 62
4.50%, 10/01/2040 90 100
4.50%, 03/01/2041 173 188
4.50%, 03/01/2041 199 221
4.50%, 09/01/2041 103 111
4.50%, 11/01/2041 147 164
4.50%, 09/01/2043 115 127
4.50%, 11/01/2043 55 61
4.50%, 11/01/2043 101 113
4.50%, 01/01/2044 87 97
4.50%, 01/01/2044 62 68
4.50%, 03/01/2044 99 111
4.50%, 05/01/2044 130 144
4.50%, 07/01/2044 58 65
4.50%, 09/01/2044 56 62
4.50%, 10/01/2045 93 101
4.50%, 02/01/2046 342 373
4.50%, 03/01/2047 68 74
4.50%, 03/01/2047 286 311
4.50%, 04/01/2047 61 66
4.50%, 06/01/2047 137 149
4.50%, 09/01/2047 145 157
4.50%, 11/01/2047 38 41
4.50%, 05/01/2048 126 136
4.50%, 07/01/2048 247 267
4.50%, 11/01/2048 134 144
4.50%, 01/01/2049 500 539
4.50%, 05/01/2049 1,102 1,190
5.00%, 09/01/2023 20 21
5.00%, 04/01/2024 10 11
5.00%, 01/01/2025 40 44
5.00%, 12/01/2027 20 22
5.00%, 02/01/2030 3 3
5.00%, 03/01/2030 2 2
5.00%, 04/01/2034 67 75
5.00%, 06/01/2035 80 92
5.00%, 01/01/2038 140 161
5.00%, 11/01/2038 113 129
5.00%, 12/01/2038 122 140
5.00%, 09/01/2039 190 218
5.00%, 01/01/2040 136 156
5.00%, 05/01/2040 64 72
5.00%, 04/01/2041 71 80
5.00%, 06/01/2041 69 76
5.00%, 11/01/2041 69 76
5.00%, 11/01/2041 67 77
5.50%, 01/01/2028 44 49
5.50%, 04/01/2036 65 74
5.50%, 12/01/2036 75 87
5.50%, 12/01/2036 74 85
5.50%, 03/01/2039 114 133
5.50%, 04/01/2039 69 81
5.50%, 02/01/2040 104 121
5.50%, 06/01/2041 159 185
6.00%, 02/01/2027 5 6
$ 59,688
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .86%
1.50%, 03/01/2036 5,589 5,661
1.50%, 07/01/2036
(k)
10,000 10,120
2.00%, 09/01/2028 90 93
2.00%, 05/01/2030 171 177
2.00%, 04/01/2032 83 86
2.00%, 05/01/2036 4,510 4,670
2.00%, 06/01/2036 3,979 4,112
2.00%, 07/01/2036
(k)
27,300 28,158
2.00%, 04/01/2051 34,771 35,202
2.00%, 04/01/2051 15,923 16,112

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 04/01/2051 $ 5,933 $ 6,001
2.00%, 04/01/2051 9,824 9,929
2.00%, 04/01/2051 9,866 10,011
2.00%, 05/01/2051 19,886 20,099
2.00%, 06/01/2051 7,785 7,866
2.00%, 07/01/2051 8,745 8,836
2.00%, 08/01/2051
(k)
29,500 29,728
2.50%, 01/01/2028 93 98
2.50%, 07/01/2028 107 112
2.50%, 08/01/2028 117 122
2.50%, 08/01/2028 61 64
2.50%, 09/01/2028 130 136
2.50%, 07/01/2029 38 40
2.50%, 07/01/2029 62 65
2.50%, 07/01/2029 202 210
2.50%, 09/01/2029 141 147
2.50%, 12/01/2029 74 78
2.50%, 01/01/2030 117 123
2.50%, 04/01/2030 141 147
2.50%, 05/01/2030 311 326
2.50%, 06/01/2030 177 185
2.50%, 08/01/2030 77 80
2.50%, 08/01/2030 379 397
2.50%, 01/01/2031 161 169
2.50%, 01/01/2031 168 177
2.50%, 02/01/2031 152 159
2.50%, 02/01/2031 212 222
2.50%, 05/01/2031 89 93
2.50%, 06/01/2031 155 163
2.50%, 11/01/2031 1,540 1,614
2.50%, 12/01/2031 253 265
2.50%, 01/01/2032 548 575
2.50%, 01/01/2032 305 320
2.50%, 02/01/2032 406 425
2.50%, 03/01/2032 154 161
2.50%, 03/01/2032 74 77
2.50%, 11/01/2032 27 28
2.50%, 12/01/2032 80 84
2.50%, 01/01/2033 102 107
2.50%, 02/01/2033 380 397
2.50%, 04/01/2033 767 800
2.50%, 07/01/2033 61 63
2.50%, 10/01/2034 839 877
2.50%, 02/01/2035 2,042 2,134
2.50%, 06/01/2035 2,950 3,083
2.50%, 07/01/2036
(k)
4,500 4,692
2.50%, 10/01/2036 62 64
2.50%, 10/01/2036 27 28
2.50%, 12/01/2036 123 127
2.50%, 07/01/2040 2,464 2,557
2.50%, 01/01/2043 346 361
2.50%, 08/01/2043 95 99
2.50%, 10/01/2043 216 225
2.50%, 12/01/2046 88 91
2.50%, 07/01/2050 5,493 5,711
2.50%, 08/01/2050 2,906 3,022
2.50%, 09/01/2050 6,017 6,239
2.50%, 10/01/2050 4,489 4,656
2.50%, 08/01/2051
(k)
78,000 80,523
3.00%, 11/01/2026 68 72
3.00%, 02/01/2027 122 128
3.00%, 04/01/2027 600 634
3.00%, 08/01/2027 93 98
3.00%, 10/01/2028 257 272
3.00%, 11/01/2028 102 107
3.00%, 02/01/2029 79 83
3.00%, 03/01/2029 100 106
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 03/01/2029 $ 141 $ 149
3.00%, 04/01/2029 118 125
3.00%, 05/01/2029 132 139
3.00%, 06/01/2029 84 89
3.00%, 08/01/2029 65 68
3.00%, 10/01/2029 67 70
3.00%, 10/01/2029 60 64
3.00%, 10/01/2029 60 64
3.00%, 11/01/2029 71 75
3.00%, 01/01/2030 305 323
3.00%, 01/01/2030 124 130
3.00%, 01/01/2030 319 337
3.00%, 03/01/2030 188 199
3.00%, 06/01/2030 151 159
3.00%, 06/01/2030 168 178
3.00%, 09/01/2030 257 272
3.00%, 09/01/2030 67 71
3.00%, 10/01/2030 182 193
3.00%, 02/01/2031 75 79
3.00%, 04/01/2032 804 853
3.00%, 05/01/2032 106 112
3.00%, 08/01/2032 161 171
3.00%, 01/01/2033 30 31
3.00%, 02/01/2033 576 609
3.00%, 02/01/2033 1,644 1,738
3.00%, 08/01/2033 472 501
3.00%, 05/01/2034 138 146
3.00%, 05/01/2034 81 85
3.00%, 08/01/2034 347 370
3.00%, 10/01/2034 34 36
3.00%, 11/01/2034 103 109
3.00%, 12/01/2034 1,458 1,532
3.00%, 02/01/2035 100 105
3.00%, 02/01/2035 109 115
3.00%, 03/01/2035 47 50
3.00%, 04/01/2035 47 50
3.00%, 06/01/2035 122 129
3.00%, 07/01/2035 45 48
3.00%, 11/01/2035 65 69
3.00%, 07/01/2036 99 105
3.00%, 12/01/2036 217 229
3.00%, 12/01/2036 315 331
3.00%, 12/01/2036 155 163
3.00%, 02/01/2037 20 21
3.00%, 02/01/2037 134 141
3.00%, 04/01/2037 66 69
3.00%, 04/01/2037 98 103
3.00%, 07/01/2037 42 44
3.00%, 08/01/2037 64 67
3.00%, 09/01/2037 172 180
3.00%, 06/01/2040 2,131 2,223
3.00%, 04/01/2042 108 114
3.00%, 09/01/2042 58 61
3.00%, 12/01/2042 105 112
3.00%, 02/01/2043 279 297
3.00%, 02/01/2043 347 372
3.00%, 02/01/2043 548 583
3.00%, 04/01/2043 343 363
3.00%, 04/01/2043 152 161
3.00%, 04/01/2043 217 230
3.00%, 04/01/2043 216 229
3.00%, 04/01/2043 294 313
3.00%, 04/01/2043 155 165
3.00%, 04/01/2043 299 318
3.00%, 04/01/2043 616 655
3.00%, 04/01/2043 217 230
3.00%, 05/01/2043 277 293

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2043 $ 145 $ 154
3.00%, 05/01/2043 28 30
3.00%, 05/01/2043 214 227
3.00%, 06/01/2043 203 216
3.00%, 06/01/2043 283 300
3.00%, 06/01/2043 470 497
3.00%, 06/01/2043 503 537
3.00%, 06/01/2043 226 237
3.00%, 07/01/2043 98 104
3.00%, 07/01/2043 160 170
3.00%, 07/01/2043 354 374
3.00%, 08/01/2043 190 202
3.00%, 08/01/2043 340 361
3.00%, 08/01/2043 68 72
3.00%, 08/01/2043 82 86
3.00%, 08/01/2043 509 541
3.00%, 08/01/2043 100 107
3.00%, 09/01/2043 406 432
3.00%, 09/01/2043 208 221
3.00%, 10/01/2043 514 544
3.00%, 10/01/2043 38 39
3.00%, 11/01/2043 181 193
3.00%, 11/01/2043 67 71
3.00%, 11/01/2043 95 101
3.00%, 01/01/2044 91 96
3.00%, 01/01/2045 246 258
3.00%, 05/01/2045 379 399
3.00%, 09/01/2045 53 56
3.00%, 10/01/2045 237 249
3.00%, 11/01/2045 125 132
3.00%, 11/01/2045 55 58
3.00%, 12/01/2045 323 341
3.00%, 01/01/2046 219 231
3.00%, 02/01/2046 344 362
3.00%, 02/01/2046 145 152
3.00%, 02/01/2046 363 383
3.00%, 04/01/2046 71 75
3.00%, 05/01/2046 190 200
3.00%, 05/01/2046 150 158
3.00%, 05/01/2046 55 58
3.00%, 06/01/2046 103 108
3.00%, 08/01/2046 272 285
3.00%, 08/01/2046 155 164
3.00%, 09/01/2046 164 173
3.00%, 09/01/2046 103 108
3.00%, 10/01/2046 96 101
3.00%, 10/01/2046 781 822
3.00%, 11/01/2046 59 62
3.00%, 11/01/2046 348 366
3.00%, 11/01/2046 75 79
3.00%, 11/01/2046 397 417
3.00%, 11/01/2046 567 600
3.00%, 11/01/2046 492 517
3.00%, 12/01/2046 1,095 1,159
3.00%, 12/01/2046 594 625
3.00%, 01/01/2047 282 297
3.00%, 01/01/2047 607 637
3.00%, 02/01/2047 444 467
3.00%, 02/01/2047 115 121
3.00%, 05/01/2047 230 242
3.00%, 10/01/2048 39 41
3.00%, 09/01/2049 3,656 3,822
3.00%, 10/01/2049 6,907 7,238
3.00%, 10/01/2049 1,009 1,055
3.00%, 11/01/2049 545 570
3.00%, 11/01/2049 1,777 1,854
3.00%, 11/01/2049 2,223 2,350
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2049 $ 1,192 $ 1,249
3.00%, 12/01/2049 5,705 6,047
3.00%, 03/01/2050 4,580 4,830
3.00%, 03/01/2050 5,591 5,908
3.00%, 06/01/2050 3,924 4,139
3.00%, 07/01/2050 2,296 2,398
3.00%, 07/01/2050 9,955 10,475
3.00%, 10/01/2050 3,277 3,434
3.50%, 10/01/2025 104 111
3.50%, 11/01/2025 58 62
3.50%, 11/01/2025 148 158
3.50%, 01/01/2026 111 119
3.50%, 03/01/2026 124 133
3.50%, 12/01/2026 111 119
3.50%, 02/01/2027 66 71
3.50%, 11/01/2028 112 121
3.50%, 12/01/2028 61 66
3.50%, 03/01/2029 92 99
3.50%, 01/01/2031 5 5
3.50%, 04/01/2031 10 10
3.50%, 02/01/2032 46 49
3.50%, 04/01/2032 42 45
3.50%, 05/01/2032 93 99
3.50%, 06/01/2032 187 200
3.50%, 07/01/2032 62 66
3.50%, 09/01/2032 90 96
3.50%, 12/01/2032 2,149 2,322
3.50%, 09/01/2033 78 83
3.50%, 09/01/2033 47 51
3.50%, 10/01/2033 303 324
3.50%, 10/01/2033 99 107
3.50%, 11/01/2033 103 111
3.50%, 01/01/2034 66 72
3.50%, 06/01/2034 119 129
3.50%, 08/01/2034 30 32
3.50%, 11/01/2034 70 75
3.50%, 02/01/2035 1,286 1,378
3.50%, 12/01/2035 143 153
3.50%, 07/01/2036 149 159
3.50%, 02/01/2037 110 117
3.50%, 03/01/2037 130 138
3.50%, 05/01/2037 24 26
3.50%, 07/01/2037 51 55
3.50%, 10/01/2037 60 64
3.50%, 01/01/2038 165 174
3.50%, 01/01/2041 519 559
3.50%, 03/01/2041 740 796
3.50%, 10/01/2041 67 73
3.50%, 12/01/2041 215 232
3.50%, 12/01/2041 230 248
3.50%, 01/01/2042 78 84
3.50%, 03/01/2042 52 56
3.50%, 03/01/2042 195 210
3.50%, 03/01/2042 70 75
3.50%, 05/01/2042 59 64
3.50%, 05/01/2042 368 397
3.50%, 07/01/2042 96 103
3.50%, 07/01/2042 52 56
3.50%, 10/01/2042 437 473
3.50%, 04/01/2043 134 145
3.50%, 05/01/2043 408 443
3.50%, 05/01/2043 141 152
3.50%, 05/01/2043 315 342
3.50%, 06/01/2043 344 373
3.50%, 07/01/2043 404 435
3.50%, 07/01/2043 182 198
3.50%, 08/01/2043 291 314

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 08/01/2043 $ 91 $ 98
3.50%, 09/01/2043 102 110
3.50%, 12/01/2043 84 90
3.50%, 01/01/2044 1,115 1,216
3.50%, 02/01/2044 85 92
3.50%, 07/01/2044 588 634
3.50%, 10/01/2044 100 108
3.50%, 10/01/2044 258 276
3.50%, 11/01/2044 259 278
3.50%, 12/01/2044 49 52
3.50%, 12/01/2044 193 206
3.50%, 12/01/2044 255 273
3.50%, 01/01/2045 288 308
3.50%, 04/01/2045 251 269
3.50%, 05/01/2045 105 113
3.50%, 07/01/2045 275 294
3.50%, 07/01/2045 50 53
3.50%, 08/01/2045 265 283
3.50%, 08/01/2045 295 316
3.50%, 09/01/2045 387 414
3.50%, 09/01/2045 138 147
3.50%, 09/01/2045 287 306
3.50%, 11/01/2045 229 245
3.50%, 11/01/2045 122 130
3.50%, 12/01/2045 232 248
3.50%, 12/01/2045 312 334
3.50%, 12/01/2045 433 462
3.50%, 01/01/2046 472 505
3.50%, 01/01/2046 353 377
3.50%, 02/01/2046 85 91
3.50%, 02/01/2046 201 215
3.50%, 03/01/2046 287 306
3.50%, 03/01/2046 321 342
3.50%, 05/01/2046 336 358
3.50%, 06/01/2046 54 57
3.50%, 07/01/2046 311 331
3.50%, 09/01/2046 263 281
3.50%, 11/01/2046 510 546
3.50%, 12/01/2046 316 337
3.50%, 01/01/2047 666 709
3.50%, 02/01/2047 470 498
3.50%, 03/01/2047 56 59
3.50%, 09/01/2047 149 158
3.50%, 11/01/2047 627 664
3.50%, 01/01/2048 574 605
3.50%, 02/01/2048 527 556
3.50%, 02/01/2048 74 79
3.50%, 03/01/2048 381 402
3.50%, 04/01/2048 234 248
3.50%, 10/01/2048 49 52
3.50%, 10/01/2048 48 51
3.50%, 04/01/2049 512 541
3.50%, 06/01/2049 1,053 1,108
3.50%, 06/01/2049 803 846
3.50%, 06/01/2049 687 725
3.50%, 07/01/2049 2,003 2,113
3.50%, 07/01/2049 1,031 1,086
3.50%, 07/01/2049 2,408 2,535
3.50%, 08/01/2049 1,933 2,034
3.50%, 09/01/2049 1,251 1,318
3.50%, 11/01/2049 5,984 6,351
3.50%, 11/01/2049 2,437 2,567
3.50%, 11/01/2049 1,980 2,085
3.50%, 05/01/2050 3,249 3,420
3.50%, 09/01/2050 2,507 2,679
4.00%, 07/01/2025 85 91
4.00%, 04/01/2029 3 3
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 10/01/2030 $ 8 $ 8
4.00%, 12/01/2030 67 72
4.00%, 02/01/2031 22 24
4.00%, 03/01/2031 478 509
4.00%, 07/01/2031 15 16
4.00%, 10/01/2031 60 65
4.00%, 11/01/2031 14 15
4.00%, 12/01/2031 12 13
4.00%, 01/01/2032 17 18
4.00%, 09/01/2033 126 137
4.00%, 01/01/2036 115 124
4.00%, 02/01/2036 80 87
4.00%, 06/01/2036 69 75
4.00%, 01/01/2037 98 107
4.00%, 02/01/2037 228 248
4.00%, 07/01/2038 166 178
4.00%, 02/01/2039 46 49
4.00%, 10/01/2039 78 85
4.00%, 01/01/2041 221 242
4.00%, 02/01/2041 57 62
4.00%, 02/01/2041 163 178
4.00%, 09/01/2041 92 101
4.00%, 02/01/2043 80 87
4.00%, 12/01/2043 79 86
4.00%, 01/01/2044 239 263
4.00%, 06/01/2044 197 215
4.00%, 06/01/2044 118 129
4.00%, 07/01/2044 183 199
4.00%, 07/01/2044 149 163
4.00%, 09/01/2044 87 95
4.00%, 10/01/2044 246 268
4.00%, 10/01/2044 136 149
4.00%, 11/01/2044 155 170
4.00%, 12/01/2044 229 250
4.00%, 12/01/2044 48 53
4.00%, 01/01/2045 49 53
4.00%, 02/01/2045 88 96
4.00%, 02/01/2045 141 155
4.00%, 02/01/2045 205 223
4.00%, 07/01/2045 117 127
4.00%, 07/01/2045 171 186
4.00%, 09/01/2045 215 234
4.00%, 10/01/2045 43 46
4.00%, 10/01/2045 176 191
4.00%, 11/01/2045 281 306
4.00%, 11/01/2045 75 81
4.00%, 12/01/2045 107 117
4.00%, 12/01/2045 69 75
4.00%, 01/01/2046 257 279
4.00%, 02/01/2046 284 308
4.00%, 02/01/2046 60 65
4.00%, 03/01/2046 65 71
4.00%, 03/01/2046 94 101
4.00%, 04/01/2046 134 145
4.00%, 07/01/2046 238 256
4.00%, 04/01/2047 415 447
4.00%, 06/01/2047 304 326
4.00%, 08/01/2047 505 540
4.00%, 08/01/2047 63 68
4.00%, 08/01/2047 235 252
4.00%, 08/01/2047 381 407
4.00%, 09/01/2047 446 478
4.00%, 11/01/2047 856 918
4.00%, 01/01/2048 701 753
4.00%, 02/01/2048 319 341
4.00%, 03/01/2048 5,716 6,145
4.00%, 03/01/2048 156 166

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 05/01/2048 $ 1,172 $ 1,258
4.00%, 06/01/2048 249 266
4.00%, 06/01/2048 669 714
4.00%, 07/01/2048 196 209
4.00%, 08/01/2048 92 98
4.00%, 08/01/2048 86 92
4.00%, 09/01/2048 299 319
4.00%, 09/01/2048 385 410
4.00%, 01/01/2049 3,338 3,616
4.00%, 01/01/2049 1,967 2,112
4.00%, 03/01/2049 275 294
4.00%, 04/01/2049 391 417
4.00%, 04/01/2049 543 579
4.00%, 07/01/2049 1,806 1,925
4.00%, 08/01/2049 1,384 1,473
4.00%, 10/01/2049 569 614
4.00%, 10/01/2049 1,133 1,212
4.00%, 11/01/2049 987 1,053
4.00%, 04/01/2050 3,253 3,516
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 6 7
4.50%, 04/01/2030 2 2
4.50%, 08/01/2030 45 49
4.50%, 09/01/2030 37 40
4.50%, 01/01/2031 8 8
4.50%, 04/01/2031 4 5
4.50%, 05/01/2031 7 8
4.50%, 07/01/2031 31 33
4.50%, 08/01/2031 17 18
4.50%, 02/01/2035 76 84
4.50%, 08/01/2040 52 58
4.50%, 08/01/2040 131 146
4.50%, 06/01/2041 67 74
4.50%, 09/01/2041 129 144
4.50%, 09/01/2043 65 72
4.50%, 10/01/2043 116 128
4.50%, 01/01/2044 255 281
4.50%, 01/01/2044 382 425
4.50%, 02/01/2044 166 184
4.50%, 03/01/2044 96 104
4.50%, 03/01/2044 95 106
4.50%, 05/01/2044 70 77
4.50%, 05/01/2044 82 90
4.50%, 05/01/2044 316 351
4.50%, 06/01/2044 155 171
4.50%, 08/01/2044 126 140
4.50%, 08/01/2044 133 147
4.50%, 12/01/2044 274 305
4.50%, 04/01/2046 126 137
4.50%, 08/01/2046 105 114
4.50%, 01/01/2047 95 104
4.50%, 02/01/2047 66 72
4.50%, 02/01/2047 154 167
4.50%, 03/01/2047 121 132
4.50%, 10/01/2047 127 138
4.50%, 11/01/2047 228 247
4.50%, 02/01/2048 177 191
4.50%, 04/01/2048 505 548
4.50%, 05/01/2048 310 335
4.50%, 07/01/2048 3,906 4,231
4.50%, 08/01/2048 96 103
4.50%, 08/01/2048 62 67
4.50%, 10/01/2048 471 508
4.50%, 10/01/2048 924 995
4.50%, 12/01/2048 2,076 2,252
4.50%, 03/01/2049 3,720 4,008
4.50%, 04/01/2049 411 441
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 05/01/2049 $ 2,930 $ 3,180
4.50%, 07/01/2049 554 598
4.50%, 07/01/2049 1,132 1,219
4.50%, 09/01/2049 749 807
4.50%, 09/01/2049 4,501 4,850
5.00%, 07/01/2024 2 2
5.00%, 04/01/2029 5 6
5.00%, 09/01/2029 68 75
5.00%, 03/01/2030 8 9
5.00%, 08/01/2030 10 12
5.00%, 07/01/2035 89 102
5.00%, 04/01/2037 172 194
5.00%, 01/01/2039 193 217
5.00%, 07/01/2039 80 91
5.00%, 07/01/2039 87 99
5.00%, 02/01/2041 159 181
5.00%, 02/01/2041 93 105
5.00%, 05/01/2042 216 247
5.00%, 03/01/2044 136 152
5.00%, 03/01/2044 118 131
5.00%, 05/01/2044 71 79
5.00%, 11/01/2044 140 156
5.00%, 04/01/2048 193 212
5.00%, 09/01/2048 1,105 1,213
5.00%, 05/01/2049 104 114
5.00%, 06/01/2049 737 810
5.00%, 07/01/2049 401 442
5.00%, 08/01/2049 483 531
5.50%, 01/01/2023 1 1
5.50%, 07/01/2023 1 2
5.50%, 08/01/2023 12 14
5.50%, 10/01/2023 17 19
5.50%, 11/01/2023 22 25
5.50%, 02/01/2026 28 31
5.50%, 03/01/2027 29 32
5.50%, 06/01/2028 3 3
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 13 14
5.50%, 01/01/2029 2 2
5.50%, 12/01/2029 8 9
5.50%, 11/01/2035 138 160
5.50%, 12/01/2036 68 79
5.50%, 03/01/2037 96 111
5.50%, 08/01/2037 71 82
5.50%, 08/01/2037 93 108
5.50%, 08/01/2037 76 88
5.50%, 05/01/2038 134 155
5.50%, 06/01/2038 65 76
6.00%, 05/01/2041 126 149
6.50%, 01/01/2038 71 82
$ 542,187
Government National Mortgage Association (GNMA) - 5 .85%
2.00%, 07/01/2051 29,500 30,044
2.50%, 03/20/2028 58 61
2.50%, 07/20/2028 60 63
2.50%, 03/20/2031 68 71
2.50%, 05/20/2032 91 95
2.50%, 07/20/2043 126 132
2.50%, 06/20/2045 74 77
2.50%, 12/20/2046 162 169
2.50%, 01/20/2047 245 255
2.50%, 07/01/2051 38,500 39,841
3.00%, 07/20/2030 119 125
3.00%, 01/20/2031 74 78
3.00%, 07/20/2032 93 97
3.00%, 01/20/2033 42 44
3.00%, 09/20/2042 777 827

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 10/15/2042 $ 193 $ 203
3.00%, 12/20/2042 220 235
3.00%, 01/20/2043 307 328
3.00%, 03/20/2043 411 437
3.00%, 03/20/2043 151 161
3.00%, 04/20/2043 534 568
3.00%, 06/15/2043 180 191
3.00%, 06/20/2043 117 124
3.00%, 07/15/2043 72 76
3.00%, 08/15/2043 102 107
3.00%, 08/15/2043 131 138
3.00%, 08/20/2043 55 59
3.00%, 09/20/2043 213 226
3.00%, 10/20/2043 112 119
3.00%, 11/20/2043 83 89
3.00%, 03/20/2044 169 180
3.00%, 08/20/2044 634 675
3.00%, 11/15/2044 242 260
3.00%, 11/20/2044 217 231
3.00%, 12/20/2044 223 236
3.00%, 02/15/2045 191 206
3.00%, 05/20/2045 202 214
3.00%, 07/15/2045 92 96
3.00%, 07/20/2045 1,559 1,653
3.00%, 08/15/2045 177 190
3.00%, 08/20/2045 478 506
3.00%, 10/20/2045 431 456
3.00%, 11/20/2045 251 266
3.00%, 12/20/2045 349 370
3.00%, 01/20/2046 89 94
3.00%, 02/20/2046 118 125
3.00%, 03/20/2046 577 610
3.00%, 04/20/2046 379 399
3.00%, 05/20/2046 342 362
3.00%, 06/20/2046 521 551
3.00%, 07/20/2046 1,574 1,661
3.00%, 08/20/2046 1,076 1,134
3.00%, 09/20/2046 637 672
3.00%, 10/20/2046 417 438
3.00%, 11/20/2046 253 270
3.00%, 11/20/2046 633 669
3.00%, 12/20/2046 765 807
3.00%, 01/20/2047 506 533
3.00%, 07/20/2047 24 26
3.00%, 10/20/2047 547 575
3.00%, 11/20/2047 261 275
3.00%, 12/20/2047 840 887
3.00%, 01/20/2048 364 383
3.00%, 02/20/2048 391 409
3.00%, 03/20/2048 369 386
3.00%, 11/20/2049 14,672 15,301
3.50%, 09/20/2028 80 86
3.50%, 04/20/2042 523 561
3.50%, 05/20/2042 547 586
3.50%, 06/20/2042 153 164
3.50%, 07/20/2042 612 657
3.50%, 10/20/2042 373 400
3.50%, 01/15/2043 138 147
3.50%, 01/20/2043 198 212
3.50%, 02/20/2043 608 652
3.50%, 03/20/2043 568 610
3.50%, 03/20/2043 267 287
3.50%, 04/15/2043 64 69
3.50%, 04/20/2043 548 588
3.50%, 04/20/2043 388 417
3.50%, 07/20/2043 662 710
3.50%, 08/15/2043 54 58
3.50%, 08/20/2043 517 554
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 09/20/2043 $ 340 $ 366
3.50%, 07/20/2044 391 418
3.50%, 08/20/2044 414 442
3.50%, 09/20/2044 155 166
3.50%, 10/20/2044 164 176
3.50%, 11/20/2044 178 191
3.50%, 12/20/2044 197 211
3.50%, 02/20/2045 195 209
3.50%, 05/20/2045 263 281
3.50%, 06/20/2045 55 58
3.50%, 07/20/2045 396 424
3.50%, 08/20/2045 182 193
3.50%, 09/20/2045 97 103
3.50%, 10/20/2045 720 767
3.50%, 11/20/2045 589 629
3.50%, 12/20/2045 375 401
3.50%, 01/20/2046 935 996
3.50%, 02/20/2046 51 55
3.50%, 03/20/2046 4,859 5,178
3.50%, 04/20/2046 379 403
3.50%, 05/20/2046 520 554
3.50%, 06/20/2046 2,296 2,443
3.50%, 07/15/2046 50 53
3.50%, 07/20/2046 274 292
3.50%, 08/20/2046 1,216 1,295
3.50%, 09/20/2046 506 538
3.50%, 10/20/2046 605 645
3.50%, 11/20/2046 460 489
3.50%, 12/20/2046 497 529
3.50%, 01/20/2047 507 540
3.50%, 02/20/2047 297 316
3.50%, 03/20/2047 406 430
3.50%, 04/20/2047 974 1,026
3.50%, 05/20/2047 291 309
3.50%, 06/20/2047 454 481
3.50%, 07/20/2047 833 883
3.50%, 08/20/2047 1,323 1,402
3.50%, 09/20/2047 98 104
3.50%, 10/20/2047 330 351
3.50%, 11/20/2047 432 458
3.50%, 12/20/2047 494 523
3.50%, 01/20/2048 705 746
3.50%, 02/20/2048 109 116
3.50%, 07/20/2048 216 229
4.00%, 08/15/2040 49 54
4.00%, 12/20/2040 24 26
4.00%, 08/15/2041 38 42
4.00%, 11/15/2041 67 75
4.00%, 03/15/2042 43 46
4.00%, 03/20/2042 109 120
4.00%, 04/20/2042 95 104
4.00%, 05/15/2042 95 101
4.00%, 10/20/2043 54 58
4.00%, 11/20/2043 126 137
4.00%, 02/20/2044 302 328
4.00%, 03/15/2044 100 110
4.00%, 05/20/2044 196 214
4.00%, 06/20/2044 146 158
4.00%, 07/20/2044 591 646
4.00%, 08/20/2044 419 458
4.00%, 09/20/2044 381 416
4.00%, 10/20/2044 506 552
4.00%, 11/20/2044 225 245
4.00%, 12/20/2044 408 444
4.00%, 01/20/2045 338 369
4.00%, 04/20/2045 215 234
4.00%, 05/15/2045 92 102
4.00%, 07/20/2045 84 91

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 08/20/2045 $ 221 $ 238
4.00%, 09/20/2045 314 339
4.00%, 10/20/2045 167 180
4.00%, 11/20/2045 61 66
4.00%, 12/15/2045 66 72
4.00%, 12/20/2045 153 166
4.00%, 01/20/2046 96 104
4.00%, 02/20/2046 140 152
4.00%, 04/20/2046 232 252
4.00%, 05/20/2046 115 124
4.00%, 07/20/2046 248 268
4.00%, 01/20/2047 497 535
4.00%, 02/20/2047 392 421
4.00%, 03/20/2047 364 390
4.00%, 05/20/2047 487 522
4.00%, 06/20/2047 492 527
4.00%, 07/20/2047 1,243 1,326
4.00%, 08/20/2047 58 62
4.00%, 09/20/2047 3,817 4,070
4.00%, 10/20/2047 286 306
4.50%, 02/15/2039 97 109
4.50%, 05/15/2039 66 75
4.50%, 11/15/2039 206 240
4.50%, 04/15/2040 196 221
4.50%, 01/20/2041 29 32
4.50%, 02/20/2041 28 31
4.50%, 03/20/2041 22 24
4.50%, 07/15/2041 73 82
4.50%, 05/20/2043 97 107
4.50%, 06/20/2043 99 109
4.50%, 10/20/2043 86 95
4.50%, 11/20/2043 278 307
4.50%, 03/20/2044 393 435
4.50%, 04/20/2044 17 19
4.50%, 05/20/2044 281 311
4.50%, 07/20/2044 149 165
4.50%, 12/20/2044 62 68
4.50%, 02/20/2045 165 183
4.50%, 03/20/2045 70 77
4.50%, 04/20/2045 85 94
4.50%, 06/20/2046 87 96
4.50%, 12/20/2046 263 291
4.50%, 02/20/2047 164 179
4.50%, 04/20/2047 118 128
4.50%, 06/15/2047 149 165
4.50%, 08/20/2047 248 268
4.50%, 10/20/2047 122 132
4.50%, 02/20/2048 2,090 2,228
4.50%, 05/20/2048 1,506 1,605
4.50%, 08/20/2048 377 405
4.50%, 10/20/2048 233 249
4.50%, 11/20/2048 356 381
4.50%, 12/20/2048 101 108
5.00%, 07/15/2035 63 71
5.00%, 04/15/2041 224 258
5.00%, 08/20/2041 61 69
5.00%, 04/20/2042 47 54
5.00%, 12/20/2042 153 173
5.00%, 07/20/2043 86 97
5.00%, 02/20/2044 88 100
5.00%, 03/20/2044 57 65
5.00%, 12/20/2045 78 88
5.00%, 03/20/2048 87 95
5.00%, 06/20/2048 1,732 1,868
5.00%, 10/20/2048 123 133
5.50%, 01/15/2040 69 81
5.50%, 06/20/2040 34 38
5.50%, 01/20/2041 137 161
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 10/20/2042 $ 61 $ 71
5.50%, 09/20/2043 67 78
6.00%, 04/15/2035 8 9
$ 168,101
U.S. Treasury - 37 .86%
0.13%, 07/31/2022 14,470 14,471
0.13%, 08/31/2022 3,650 3,650
0.13%, 09/30/2022 2,320 2,320
0.13%, 10/31/2022 3,100 3,099
0.13%, 11/30/2022 7,125 7,120
0.13%, 01/31/2023 4,370 4,366
0.13%, 04/30/2023 5,465 5,455
0.13%, 05/15/2023 11,175 11,154
0.13%, 08/15/2023 4,985 4,970
0.13%, 09/15/2023 4,650 4,633
0.13%, 10/15/2023 16,710 16,638
0.25%, 04/15/2023 8,470 8,475
0.25%, 06/15/2023 4,000 4,000
0.25%, 05/31/2025 2,360 2,320
0.25%, 06/30/2025 7,025 6,900
0.25%, 07/31/2025 16,325 16,016
0.25%, 08/31/2025 470 461
0.25%, 09/30/2025 12,000 11,747
0.25%, 10/31/2025 2,345 2,293
0.38%, 04/30/2025 8,100 8,013
0.38%, 11/30/2025 4,675 4,591
0.38%, 01/31/2026 10,575 10,363
0.38%, 07/31/2027 1,435 1,375
0.38%, 09/30/2027 3,705 3,539
0.50%, 03/15/2023 1,725 1,734
0.50%, 03/31/2025 4,250 4,229
0.50%, 02/28/2026 3,990 3,930
0.50%, 04/30/2027 4,440 4,306
0.50%, 05/31/2027 3,290 3,185
0.50%, 06/30/2027 2,265 2,191
0.50%, 08/31/2027 5,260 5,072
0.50%, 10/31/2027 3,810 3,663
0.63%, 03/31/2027 5,975 5,846
0.63%, 11/30/2027 2,250 2,178
0.63%, 12/31/2027 9,865 9,537
0.63%, 05/15/2030 6,235 5,828
0.63%, 08/15/2030 15,650 14,580
0.75%, 03/31/2026 8,220 8,183
0.75%, 01/31/2028 11,495 11,191
0.88%, 11/15/2030 8,185 7,783
1.13%, 02/28/2025 8,950 9,114
1.13%, 02/28/2027 2,670 2,689
1.13%, 02/29/2028 6,795 6,775
1.13%, 02/15/2031 15,070 14,630
1.13%, 05/15/2040 3,760 3,246
1.13%, 08/15/2040 1,470 1,265
1.25%, 07/31/2023 5,000 5,102
1.25%, 08/31/2024 7,600 7,779
1.25%, 03/31/2028 7,125 7,153
1.25%, 04/30/2028 2,000 2,006
1.25%, 05/31/2028 3,000 3,007
1.25%, 05/15/2050 6,700 5,471
1.38%, 10/15/2022 7,645 7,766
1.38%, 06/30/2023 4,050 4,141
1.38%, 08/31/2023 13,785 14,111
1.38%, 09/30/2023 4,430 4,537
1.38%, 08/31/2026 3,400 3,481
1.38%, 11/15/2040 11,535 10,362
1.38%, 08/15/2050 5,330 4,493
1.50%, 08/15/2022 850 863
1.50%, 02/28/2023 2,995 3,059
1.50%, 03/31/2023 3,340 3,414
1.50%, 09/30/2024 5,950 6,138

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.50%, 10/31/2024 $ 1,000 $ 1,032
1.50%, 11/30/2024 7,880 8,131
1.50%, 08/15/2026 15,150 15,600
1.50%, 02/15/2030 5,660 5,716
1.63%, 08/15/2022 1,990 2,024
1.63%, 08/31/2022 10,885 11,073
1.63%, 11/15/2022 2,790 2,846
1.63%, 12/15/2022 4,385 4,478
1.63%, 04/30/2023 3,000 3,076
1.63%, 10/31/2023 3,160 3,256
1.63%, 02/15/2026 3,315 3,436
1.63%, 05/15/2026 3,345 3,467
1.63%, 09/30/2026 1,265 1,311
1.63%, 11/30/2026 1,500 1,553
1.63%, 08/15/2029 3,750 3,835
1.63%, 05/15/2031 5,000 5,077
1.63%, 11/15/2050 6,755 6,067
1.75%, 07/15/2022 10,800 10,984
1.75%, 09/30/2022 1,640 1,673
1.75%, 01/31/2023 2,560 2,623
1.75%, 05/15/2023 15,112 15,537
1.75%, 06/30/2024 3,970 4,123
1.75%, 12/31/2024 5,620 5,848
1.75%, 11/15/2029 9,045 9,336
1.88%, 07/31/2022 3,640 3,709
1.88%, 08/31/2022 3,810 3,887
1.88%, 08/31/2024 4,000 4,173
1.88%, 07/31/2026 7,400 7,763
1.88%, 02/15/2041 2,120 2,075
1.88%, 02/15/2051 7,680 7,330
2.00%, 07/31/2022 3,331 3,399
2.00%, 10/31/2022 4,050 4,150
2.00%, 11/30/2022 3,615 3,708
2.00%, 02/15/2023 4,597 4,731
2.00%, 04/30/2024 4,035 4,214
2.00%, 05/31/2024 6,765 7,070
2.00%, 06/30/2024 5,195 5,433
2.00%, 02/15/2025 8,570 8,998
2.00%, 08/15/2025 4,850 5,104
2.00%, 11/15/2026 13,300 14,036
2.00%, 02/15/2050 4,900 4,814
2.13%, 12/31/2022 6,600 6,792
2.13%, 03/31/2024 3,525 3,690
2.13%, 07/31/2024 5,580 5,861
2.13%, 09/30/2024 4,770 5,017
2.13%, 11/30/2024 4,460 4,698
2.13%, 05/15/2025 8,950 9,450
2.13%, 05/31/2026 2,000 2,121
2.25%, 12/31/2023 3,655 3,827
2.25%, 01/31/2024 1,475 1,546
2.25%, 04/30/2024 4,850 5,099
2.25%, 10/31/2024 3,336 3,525
2.25%, 11/15/2024 8,963 9,475
2.25%, 12/31/2024 3,000 3,175
2.25%, 11/15/2025 2,500 2,660
2.25%, 03/31/2026 5,000 5,329
2.25%, 02/15/2027 8,160 8,721
2.25%, 08/15/2027 5,535 5,919
2.25%, 11/15/2027 9,840 10,526
2.25%, 08/15/2046 4,700 4,860
2.25%, 08/15/2049 6,380 6,609
2.38%, 01/31/2023 4,235 4,381
2.38%, 02/29/2024 4,635 4,879
2.38%, 08/15/2024 4,595 4,865
2.38%, 04/30/2026 5,000 5,361
2.38%, 05/15/2027 8,780 9,452
2.38%, 05/15/2029 8,350 9,010
2.38%, 11/15/2049 5,505 5,862
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.38%, 05/15/2051 $ 1,385 $ 1,479
2.50%, 03/31/2023 4,560 4,742
2.50%, 08/15/2023 13,632 14,273
2.50%, 01/31/2024 4,530 4,779
2.50%, 05/15/2024 3,066 3,248
2.50%, 01/31/2025 3,300 3,524
2.50%, 02/15/2045 5,035 5,448
2.50%, 02/15/2046 2,925 3,169
2.50%, 05/15/2046 4,425 4,794
2.63%, 06/30/2023 4,360 4,566
2.63%, 03/31/2025 1,805 1,939
2.63%, 12/31/2025 5,000 5,405
2.63%, 02/15/2029 11,995 13,153
2.75%, 04/30/2023 4,205 4,398
2.75%, 08/31/2023 3,000 3,160
2.75%, 11/15/2023 5,656 5,981
2.75%, 02/15/2024 5,336 5,667
2.75%, 02/28/2025 9,505 10,243
2.75%, 06/30/2025 1,280 1,384
2.75%, 08/31/2025 5,225 5,660
2.75%, 02/15/2028 9,145 10,076
2.75%, 08/15/2042 1,591 1,793
2.75%, 11/15/2042 2,610 2,939
2.75%, 08/15/2047 4,550 5,176
2.75%, 11/15/2047 5,740 6,534
2.88%, 10/31/2023 3,000 3,178
2.88%, 11/30/2023 2,935 3,115
2.88%, 04/30/2025 2,475 2,684
2.88%, 05/31/2025 4,120 4,473
2.88%, 07/31/2025 2,000 2,174
2.88%, 11/30/2025 3,435 3,748
2.88%, 05/15/2028 4,400 4,888
2.88%, 08/15/2028 5,140 5,716
2.88%, 05/15/2043 5,703 6,559
2.88%, 08/15/2045 4,255 4,919
2.88%, 11/15/2046 850 987
2.88%, 05/15/2049 5,720 6,698
3.00%, 09/30/2025 820 898
3.00%, 10/31/2025 4,500 4,930
3.00%, 05/15/2042 1,200 1,405
3.00%, 11/15/2044 4,995 5,880
3.00%, 05/15/2045 4,260 5,024
3.00%, 11/15/2045 3,500 4,138
3.00%, 02/15/2047 5,075 6,029
3.00%, 05/15/2047 3,400 4,043
3.00%, 02/15/2048 6,075 7,242
3.00%, 08/15/2048 2,745 3,277
3.00%, 02/15/2049 4,115 4,927
3.13%, 11/15/2028 4,855 5,492
3.13%, 11/15/2041 1,700 2,026
3.13%, 02/15/2042 805 960
3.13%, 02/15/2043 4,020 4,803
3.13%, 08/15/2044 4,060 4,872
3.13%, 05/15/2048 4,020 4,903
3.38%, 05/15/2044 3,425 4,271
3.38%, 11/15/2048 6,575 8,395
3.50%, 02/15/2039 1,170 1,464
3.63%, 08/15/2043 3,570 4,598
3.75%, 11/15/2043 1,165 1,529
3.88%, 08/15/2040 1,669 2,195
4.25%, 11/15/2040 1,135 1,566
4.38%, 11/15/2039 2,970 4,132
4.38%, 05/15/2040 1,489 2,080
4.38%, 05/15/2041 1,660 2,332
4.50%, 02/15/2036 4,490 6,164
4.50%, 05/15/2038 710 992
4.50%, 08/15/2039 1,235 1,741
4.63%, 02/15/2040 1,100 1,579

Schedule of Investments
Bond Market Index Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.75%, 02/15/2037 $ 2,290 $ 3,251
4.75%, 02/15/2041 2,628 3,853
5.25%, 11/15/2028 2,415 3,100
5.25%, 02/15/2029 2,000 2,579
5.38%, 02/15/2031 3,616 4,917
6.00%, 02/15/2026 2,000 2,472
6.13%, 11/15/2027 2,225 2,916
6.13%, 08/15/2029 1,000 1,375
6.25%, 05/15/2030 1,500 2,117
6.38%, 08/15/2027 1,830 2,408
6.88%, 08/15/2025 1,000 1,251
$ 1,088,208
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,858,184
Total Investments $ 3,119,088
Other Assets and Liabilities -  (8.52)% (244,795)
TOTAL NET ASSETS - 100.00% $ 2,874,293
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $20,327 or 0.71% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,768 or 0.72% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,150 or 0.35% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security purchased on a when-issued basis.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary  (unaudited)
Sector Percent
Government 42 .64%
Mortgage Securities 28 .24%
Money Market Funds 9 .49%
Financial 8 .62%
Consumer, Non-cyclical 4 .53%
Communications 2 .87%
Industrial 2 .20%
Utilities 2 .15%
Energy 2 .07%
Technology 1 .96%
Consumer, Cyclical 1 .35%
Investment Companies 0 .96%
Basic Materials 0 .70%
Revenue Bonds 0 .35%
General Obligation Unlimited 0 .21%
Asset Backed Securities 0 .14%
Insured 0 .04%
General Obligation Limited 0 .00%
Other Assets and Liabilities
( 8 .52 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 233,150 $ 864,363 $ 830,109 $ 267,404
$ 233,150 $ 864,363 $ 830,109 $ 267,404
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 15.55% Shares Held Value (000's)
Exchange-Traded Funds - 5.43%
iShares iBoxx High Yield Corporate Bond ETF
(a)
60,000 $ 5,282
SPDR Bloomberg Barclays High Yield Bond
ETF
(a)
72,100 7,928
$ 13,210
Money Market Funds - 10.12%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
3,737,302 3,737
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
20,878,544 20,879
$ 24,616
TOTAL INVESTMENT COMPANIES $ 37,826
COMMON STOCKS - 0.11% Shares Held Value (000's)
Oil & Gas - 0.11%
EP Energy Corp
(e)
2,695 $ 264
TOTAL COMMON STOCKS $ 264
BONDS - 61.16%
Principal
Amount (000's) Value (000's)
Advertising - 0.40%
Omnicom Group Inc
2.60%, 08/01/2031 $ 950 $ 966
Aerospace & Defense - 2.00%
Boeing Co/The
1.95%, 02/01/2024 1,620 1,659
2.20%, 02/04/2026 635 641
2.80%, 03/01/2024 300 313
3.10%, 05/01/2026 190 201
3.75%, 02/01/2050 400 413
4.88%, 05/01/2025 380 426
Raytheon Technologies Corp
4.45%, 11/16/2038 115 139
4.50%, 06/01/2042 205 255
5.40%, 05/01/2035 130 171
SSL Robotics LLC
9.75%, 12/31/2023
(f)
38 42
TransDigm Inc
4.88%, 05/01/2029
(f)
60 61
6.25%, 03/15/2026
(f)
80 84
7.50%, 03/15/2027 156 166
8.00%, 12/15/2025
(f)
80 86
Triumph Group Inc
8.88%, 06/01/2024
(f)
186 207
$ 4,864
Agriculture - 0.16%
BAT Capital Corp
4.54%, 08/15/2047 120 128
Reynolds American Inc
5.70%, 08/15/2035 165 199
5.85%, 08/15/2045 45 55
$ 382
Airlines - 0.71%
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
25 27
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(f)
992 1,066
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
240 258
Southwest Airlines Co
4.75%, 05/04/2023 85 91
5.25%, 05/04/2025 255 291
$ 1,733
Automobile Asset Backed Securities - 2.56%
AmeriCredit Automobile Receivables Trust
2020-1
0.43%, 03/20/2023 361 361
1.00 x 1 Month USD LIBOR + 0.35%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 206 $ 206
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 350 350
CarMax Auto Owner Trust 2020-3
0.32%, 06/15/2023 254 254
1.00 x 1 Month USD LIBOR + 0.25%
Drive Auto Receivables Trust 2020-2
0.60%, 07/17/2023 49 49
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2020-B
0.33%, 12/15/2022 401 402
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 217 217
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 485 485
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 505 506
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 604 604
Santander Drive Auto Receivables Trust 2020-2
0.42%, 05/15/2023 66 66
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 379 380
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 175 175
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 525 526
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 600 600
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(f)
332 333
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 709 709
$ 6,223
Automobile Manufacturers - 1.92%
BMW US Capital LLC
3.80%, 04/06/2023
(f)
305 323
3.90%, 04/09/2025
(f)
550 606
Ford Motor Co
9.00%, 04/22/2025 150 185
9.63%, 04/22/2030 25 36
Ford Motor Credit Co LLC
3.35%, 11/01/2022 290 297
3.38%, 11/13/2025 520 539
4.25%, 09/20/2022 450 465
General Motors Co
4.88%, 10/02/2023 665 724
6.25%, 10/02/2043 120 166
6.60%, 04/01/2036 275 377
General Motors Financial Co Inc
1.25%, 01/08/2026 375 373
1.70%, 08/18/2023 135 138
3.45%, 01/14/2022 365 370
Navistar International Corp
6.63%, 11/01/2025
(f)
53 55
9.50%, 05/01/2025
(f)
25 27
$ 4,681
Automobile Parts & Equipment - 0.10%
Tenneco Inc
7.88%, 01/15/2029
(f)
225 254

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 8.78%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 10/14/2030
(f),(g),(h),(i)
$ 200 $ 242
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Bank of America Corp
2.68%, 06/19/2041
(h)
680 660
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
735 756
Secured Overnight Financing Rate + 1.32%
2.83%, 10/24/2051
(h)
232 226
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(h)
305 321
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(h)
165 178
3 Month USD LIBOR + 1.18%
4.20%, 08/26/2024 220 241
4.30%, 01/28/2025
(g),(h)
175 181
3 Month USD LIBOR + 2.66%
Barclays PLC
2.85%, 05/07/2026
(h)
600 634
Secured Overnight Financing Rate + 2.71%
7.75%, 09/15/2023
(g),(h),(i)
400 439
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(f),(h)
400 412
Secured Overnight Financing Rate + 2.07%
CIT Group Inc
5.00%, 08/15/2022 120 125
Citigroup Inc
3.11%, 04/08/2026
(h)
495 530
Secured Overnight Financing Rate + 2.84%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 712
Credit Suisse Group AG
2.19%, 06/05/2026
(f),(h)
500 512
Secured Overnight Financing Rate + 2.04%
5.25%, 02/11/2027
(f),(g),(h),(i)
205 217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Danske Bank A/S
3.00%, 09/20/2022
(f),(h)
1,000 1,005
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(f),(h)
315 340
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG
6.00%, 10/30/2025
(g),(h),(i)
240 254
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(h)
725 745
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.85%, 01/26/2027 160 176
6.75%, 10/01/2037 300 437
HSBC Holdings PLC
2.80%, 05/24/2032
(h)
365 375
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 435 471
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
335 346
Secured Overnight Financing Rate + 1.85%
3.33%, 04/22/2052
(h)
560 598
Secured Overnight Financing Rate + 1.58%
3.96%, 11/15/2048
(h)
20 23
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 340 450
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Banking Group PLC
3.87%, 07/09/2025
(h)
$ 850 $ 921
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(h)
600 600
Secured Overnight Financing Rate + 0.75%
0.99%, 12/10/2026
(h)
1,861 1,832
Secured Overnight Financing Rate + 0.72%
3.62%, 04/01/2031
(h)
170 190
Secured Overnight Financing Rate + 3.12%
4.35%, 09/08/2026 800 906
5.00%, 11/24/2025 330 380
6.38%, 07/24/2042 120 184
Popular Inc
6.13%, 09/14/2023 65 70
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(h)
345 346
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(h)
450 464
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(f),(h)
700 702
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(f),(h)
535 562
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(f),(g),(h),(i)
215 236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UniCredit SpA
1.98%, 06/03/2027
(f),(h)
750 747
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
3.75%, 01/24/2024 330 355
4.40%, 06/14/2046 170 205
Westpac Banking Corp
4.11%, 07/24/2034
(h)
85 93
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 815 964
$ 21,363
Beverages - 0.54%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 127
4.90%, 02/01/2046 455 576
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 227
5.45%, 01/23/2039 225 297
Central American Bottling Corp
5.75%, 01/31/2027
(f)
95 99
$ 1,326
Building Materials - 0.78%
Carrier Global Corp
2.24%, 02/15/2025 45 47
Cemex SAB de CV
3.88%, 07/11/2031
(f)
325 330
5.20%, 09/17/2030
(f)
200 220
Masco Corp
1.50%, 02/15/2028 575 562
Patrick Industries Inc
4.75%, 05/01/2029
(f)
160 159
7.50%, 10/15/2027
(f)
150 162
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
320 339

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
$ 70 $ 74
$ 1,893
Chemicals - 0.91%
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
200 208
CF Industries Inc
4.95%, 06/01/2043 126 149
5.15%, 03/15/2034 133 161
DuPont de Nemours Inc
5.32%, 11/15/2038 165 218
5.42%, 11/15/2048 105 146
EI du Pont de Nemours and Co
1.70%, 07/15/2025 120 123
Element Solutions Inc
3.88%, 09/01/2028
(f)
326 333
LYB International Finance III LLC
2.88%, 05/01/2025 250 265
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(f)
350 352
SABIC Capital II BV
4.00%, 10/10/2023
(f)
200 215
Tronox Inc
6.50%, 05/01/2025
(f)
50 53
$ 2,223
Commercial Mortgage Backed Securities - 1.98%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 269
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 150 157
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 952
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 368
GS Mortgage Securities Trust 2011-GC5
0.63%, 08/10/2044
(f),(j),(k)
1,918 —
GS Mortgage Securities Trust 2013-GC16
1.19%, 11/10/2046
(j),(k)
1,833 36
GS Mortgage Securities Trust 2014-GC26
1.11%, 11/10/2047
(j),(k)
4,069 108
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 408
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 349
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(f),(k)
350 350
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.63%, 12/15/2047
(j),(k)
1,706 28
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 526
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.55%, 11/15/2047
(k)
500 488
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.54%, 08/15/2045
(f),(j),(k)
2,949 26
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.16%, 02/15/2047
(j),(k)
4,123 84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.14%, 06/15/2047
(j),(k)
$ 3,251 $ 71
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.17%, 10/15/2030
(f),(j),(k)
3,442 29
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.74%, 12/10/2045
(f),(j),(k)
1,118 15
3.32%, 12/10/2045
(f)
500 515
WFRBS Commercial Mortgage Trust 2013-C12
1.26%, 03/15/2048
(f),(j),(k)
1,795 26
$ 4,805
Commercial Services - 0.29%
DP World PLC
6.85%, 07/02/2037 100 135
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
104 101
6.25%, 01/15/2028
(f)
142 151
United Rentals North America Inc
3.88%, 02/15/2031 145 148
4.88%, 01/15/2028 169 179
$ 714
Computers - 0.19%
Dell International LLC / EMC Corp
5.45%, 06/15/2023 250 271
NCR Corp
5.13%, 04/15/2029
(f)
185 191
$ 462
Consumer Products - 0.03%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
75 76
Credit Card Asset Backed Securities - 0.53%
Barclays Dryrock Issuance Trust
0.40%, 07/15/2024 1,300 1,301
1.00 x 1 Month USD LIBOR + 0.33%
Diversified Financial Services - 2.25%
AerCap Holdings NV
5.88%, 10/10/2079
(h)
150 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 1,000 1,050
4.50%, 09/15/2023 705 756
Air Lease Corp
1.88%, 08/15/2026 465 465
2.88%, 01/15/2026 625 657
3.38%, 07/01/2025 370 397
Ally Financial Inc
4.63%, 03/30/2025 270 302
5.80%, 05/01/2025 445 517
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
30 31
6.63%, 03/15/2026 336 354
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(k),(l)
242 243
ILFC E-Capital Trust II
3.91%, 12/21/2065
(f),(k)
100 85
OneMain Finance Corp
5.63%, 03/15/2023 75 80
6.63%, 01/15/2028 122 140
6.88%, 03/15/2025 199 225
8.88%, 06/01/2025 5 6
$ 5,464

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 3.05%
Avangrid Inc
3.20%, 04/15/2025 $ 490 $ 526
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(f)
200 206
CMS Energy Corp
3.00%, 05/15/2026 75 80
4.70%, 03/31/2043 120 146
Colbun SA
3.15%, 03/06/2030
(f)
200 204
Commonwealth Edison Co
4.00%, 03/01/2049 225 270
Dominion Energy Inc
3.90%, 10/01/2025 100 111
4.25%, 06/01/2028 85 98
DTE Electric Co
3.95%, 03/01/2049 60 73
DTE Energy Co
1.05%, 06/01/2025 65 65
3.40%, 06/15/2029 280 306
Enel Chile SA
4.88%, 06/12/2028 280 323
Engie Energia Chile SA
3.40%, 01/28/2030
(f)
200 205
Entergy Corp
1.90%, 06/15/2028 424 423
Exelon Corp
3.50%, 06/01/2022 215 220
Georgia Power Co
3.25%, 03/15/2051 566 570
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 145 153
3.50%, 04/01/2029 300 331
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
30 32
NRG Energy Inc
7.25%, 05/15/2026 85 88
Oryx Funding Ltd
5.80%, 02/03/2031 200 211
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 735
4.20%, 06/01/2041 185 182
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(f)
200 212
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 100
4.75%, 07/15/2043 90 117
Public Service Co of Colorado
1.88%, 06/15/2031 600 597
Southern California Edison Co
4.20%, 03/01/2029 125 141
4.88%, 03/01/2049 150 177
Tucson Electric Power Co
4.85%, 12/01/2048 25 32
Virginia Electric and Power Co
3.80%, 04/01/2028 180 203
4.60%, 12/01/2048 60 77
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
195 196
$ 7,410
Electrical Components & Equipment - 0.14%
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
90 97
7.25%, 06/15/2028
(f)
213 237
$ 334
Electronics - 0.13%
Imola Merger Corp
4.75%, 05/15/2029
(f)
90 93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Sensata Technologies BV
5.00%, 10/01/2025
(f)
$ 145 $ 161
Sensata Technologies Inc
4.38%, 02/15/2030
(f)
51 54
$ 308
Energy - Alternate Sources - 0.08%
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(f)
200 198
Engineering & Construction - 0.27%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
185 192
MasTec Inc
4.50%, 08/15/2028
(f)
238 251
Mexico City Airport Trust
4.25%, 10/31/2026
(f)
200 217
$ 660
Entertainment - 0.36%
Boyne USA Inc
4.75%, 05/15/2029
(f)
165 171
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
369 391
Scientific Games International Inc
5.00%, 10/15/2025
(f)
245 253
8.63%, 07/01/2025
(f)
55 60
$ 875
Environmental Control - 0.06%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
155 157
Food - 1.53%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
217 227
5.88%, 02/15/2028
(f)
178 192
Cencosud SA
4.38%, 07/17/2027
(f)
200 219
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
125 128
Gruma SAB de CV
4.88%, 12/01/2024
(f)
350 389
Ingles Markets Inc
5.75%, 06/15/2023 59 59
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
450 450
JBS USA Food Co
7.00%, 01/15/2026
(f)
200 212
Kraft Heinz Foods Co
3.75%, 04/01/2030 32 35
4.25%, 03/01/2031 170 193
4.38%, 06/01/2046 146 165
MARB BondCo PLC
3.95%, 01/29/2031 200 193
Minerva Luxembourg SA
4.38%, 03/18/2031
(a),(f)
200 199
Pilgrim's Pride Corp
4.25%, 04/15/2031
(f)
250 259
Post Holdings Inc
4.50%, 09/15/2031
(f)
285 285
4.63%, 04/15/2030
(f)
32 33
Sigma Alimentos SA de CV
4.13%, 05/02/2026
(f)
250 272
Want Want China Finance Ltd
2.88%, 04/27/2022 200 202
$ 3,712
Forest Products & Paper - 0.10%
Mercer International Inc
5.13%, 02/01/2029
(f)
155 159

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Suzano Austria GmbH
3.75%, 01/15/2031 $ 75 $ 79
$ 238
Healthcare - Products - 0.26%
Boston Scientific Corp
3.45%, 03/01/2024 290 310
4.55%, 03/01/2039 260 317
$ 627
Healthcare - Services - 0.94%
Centene Corp
3.00%, 10/15/2030 121 124
3.38%, 02/15/2030 107 112
4.25%, 12/15/2027 259 273
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(f)
15 16
8.00%, 03/15/2026
(f)
80 86
8.00%, 12/15/2027
(f)
190 212
HCA Inc
3.50%, 09/01/2030 294 313
3.50%, 07/15/2051
(a)
550 550
5.88%, 05/01/2023 150 163
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(f)
305 325
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
80 82
7.50%, 04/01/2025
(f)
25 27
$ 2,283
Home Builders - 0.52%
Beazer Homes USA Inc
6.75%, 03/15/2025 105 108
Empire Communities Corp
7.00%, 12/15/2025
(f)
185 194
Forestar Group Inc
3.85%, 05/15/2026
(f)
65 65
5.00%, 03/01/2028
(f)
190 197
KB Home
7.63%, 05/15/2023 55 60
Lennar Corp
4.75%, 05/30/2025 100 112
4.88%, 12/15/2023 80 87
LGI Homes Inc
4.00%, 07/15/2029
(f)
130 131
6.88%, 07/15/2026
(f)
187 194
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
122 129
$ 1,277
Home Equity Asset Backed Securities - 0.08%
Saxon Asset Securities Trust 2004-1
1.79%, 03/25/2035 113 79
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.86%, 02/25/2035 118 116
1.00 x 1 Month USD LIBOR + 0.77%
$ 195
Home Furnishings - 0.04%
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
95 99
Insurance - 2.11%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
105 104
7.00%, 11/15/2025
(f)
85 87
AIA Group Ltd
3.20%, 09/16/2040
(f)
1,400 1,444
American International Group Inc
3.90%, 04/01/2026 70 78
4.50%, 07/16/2044 280 340
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Arch Capital Finance LLC
4.01%, 12/15/2026 $ 125 $ 141
Arch Capital Group Ltd
3.64%, 06/30/2050 375 403
Arthur J Gallagher & Co
3.50%, 05/20/2051 275 288
Athene Holding Ltd
3.95%, 05/25/2051 325 348
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 955 932
Markel Corp
3.35%, 09/17/2029 265 291
4.30%, 11/01/2047 95 111
XLIT Ltd
4.45%, 03/31/2025 495 555
$ 5,122
Internet - 1.88%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 197
2.70%, 02/09/2041 475 454
Alphabet Inc
1.90%, 08/15/2040 395 359
2.05%, 08/15/2050 405 357
Amazon.com Inc
2.70%, 06/03/2060 400 383
B2W Digital Lux Sarl
4.38%, 12/20/2030
(f)
200 200
Baidu Inc
4.38%, 05/14/2024 200 218
eBay Inc
3.65%, 05/10/2051 1,115 1,183
Expedia Group Inc
3.60%, 12/15/2023 210 223
Netflix Inc
4.38%, 11/15/2026 462 525
4.88%, 06/15/2030
(f)
85 101
NortonLifeLock Inc
3.95%, 06/15/2022 65 66
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
275 307
$ 4,573
Investment Companies - 0.10%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
180 187
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 50 52
$ 239
Iron & Steel - 0.91%
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(f)
265 286
CSN Inova Ventures
6.75%, 01/28/2028
(f)
200 221
CSN Resources SA
4.63%, 06/10/2031
(f)
385 393
Nucor Corp
2.00%, 06/01/2025 90 93
Steel Dynamics Inc
2.40%, 06/15/2025 145 151
2.80%, 12/15/2024 700 739
Vale Overseas Ltd
3.75%, 07/08/2030 320 341
$ 2,224
Leisure Products & Services - 0.23%
Life Time Inc
5.75%, 01/15/2026
(f)
305 316

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
NCL Corp Ltd
3.63%, 12/15/2024
(f)
$ 40 $ 39
10.25%, 02/01/2026
(f)
100 116
12.25%, 05/15/2024
(f)
75 90
$ 561
Lodging - 0.50%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(f)
10 10
5.75%, 05/01/2028
(f)
227 246
Marriott International Inc/MD
2.85%, 04/15/2031 565 574
3.60%, 04/15/2024 300 320
MGM Resorts International
6.00%, 03/15/2023 60 64
$ 1,214
Machinery - Diversified - 0.13%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
149 154
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 159
$ 313
Media - 2.79%
AMC Networks Inc
4.75%, 08/01/2025 223 229
Cable Onda SA
4.50%, 01/30/2030 200 211
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
255 266
4.75%, 03/01/2030
(f)
234 247
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 375 378
3.70%, 04/01/2051 185 183
3.90%, 06/01/2052 370 377
4.46%, 07/23/2022 320 331
4.80%, 03/01/2050 135 155
4.91%, 07/23/2025 620 702
6.48%, 10/23/2045 120 165
Comcast Corp
4.60%, 10/15/2038 280 347
6.45%, 03/15/2037 200 290
CSC Holdings LLC
6.50%, 02/01/2029
(f)
208 230
6.75%, 11/15/2021 40 41
DISH DBS Corp
5.88%, 11/15/2024 133 143
7.38%, 07/01/2028 182 196
Fox Corp
5.48%, 01/25/2039 95 123
5.58%, 01/25/2049 90 121
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
225 233
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
260 268
Time Warner Cable LLC
4.00%, 09/01/2021 225 225
5.88%, 11/15/2040 135 175
6.55%, 05/01/2037 100 136
UPC Holding BV
5.50%, 01/15/2028
(f)
300 314
ViacomCBS Inc
4.75%, 05/15/2025 100 113
Walt Disney Co/The
2.65%, 01/13/2031 30 31
3.50%, 05/13/2040 260 290
5.40%, 10/01/2043 80 112
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Ziggo BV
5.50%, 01/15/2027
(f)
$ 150 $ 156
$ 6,788
Mining - 0.58%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(f)
200 204
Freeport-McMoRan Inc
4.25%, 03/01/2030 70 75
4.63%, 08/01/2030 42 46
Glencore Funding LLC
3.00%, 10/27/2022
(f)
400 411
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
80 80
6.13%, 04/01/2029
(f)
30 32
IAMGOLD Corp
5.75%, 10/15/2028
(f)
242 252
Novelis Corp
4.75%, 01/30/2030
(f)
234 246
5.88%, 09/30/2026
(f)
60 62
$ 1,408
Mortgage Backed Securities - 1.84%
Fannie Mae REMIC Trust 2005-W2
0.29%, 05/25/2035 17 17
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 43 44
3.00%, 04/25/2022
(j)
30 —
3.00%, 04/25/2027
(j)
120 7
3.00%, 09/25/2050
(j)
1,233 192
3.50%, 11/25/2027
(j)
86 6
3.50%, 07/25/2028
(j)
167 9
3.50%, 03/25/2031
(j)
127 3
6.01%, 02/25/2043
(j)
200 38
(1.00) x 1 Month USD LIBOR + 6.10%
6.01%, 09/25/2046
(j)
206 41
(1.00) x 1 Month USD LIBOR + 6.10%
6.41%, 03/25/2022
(j)
1 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.52%, 05/15/2049 1,501 1,507
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 03/15/2026
(j)
38 —
3.00%, 05/15/2027
(j)
87 5
3.00%, 10/15/2027
(j)
59 4
Ginnie Mae
2.00%, 12/20/2050
(j)
1,070 123
2.50%, 10/20/2050
(j)
682 84
2.50%, 12/20/2050
(j)
1,252 180
3.00%, 07/20/2050
(j)
406 48
3.00%, 10/20/2050
(j)
1,216 165
3.00%, 11/20/2050
(j)
810 97
3.00%, 11/20/2050
(j)
1,416 176
3.00%, 11/20/2050
(j)
1,593 208
3.50%, 10/20/2049
(j)
630 80
5.41%, 05/20/2042
(j)
738 129
(1.00) x 1 Month USD LIBOR + 5.50%
6.01%, 11/20/2041
(j)
204 47
(1.00) x 1 Month USD LIBOR + 6.10%
6.01%, 06/20/2046
(j)
476 106
(1.00) x 1 Month USD LIBOR + 6.10%
6.05%, 12/20/2043
(j)
235 51
(1.00) x 1 Month USD LIBOR + 6.14%
6.11%, 08/20/2047
(j)
1,293 301
(1.00) x 1 Month USD LIBOR + 6.20%
6.56%, 02/20/2042
(j)
132 34
(1.00) x 1 Month USD LIBOR + 6.65%

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
6.99%, 04/20/2041
(j)
$ 867 $ 180
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.77%, 01/25/2036 144 143
1.00 x 1 Month USD LIBOR + 0.68%
JP Morgan Mortgage Trust 2016-2
2.69%, 06/25/2046
(f),(k)
209 208
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(f),(k)
193 194
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.59%, 02/25/2036 57 49
1.00 x 1 Month USD LIBOR + 0.50%
$ 4,476
Office & Business Equipment - 0.03%
Xerox Corp
4.38%, 03/15/2023 60 63
Oil & Gas - 3.45%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
425 460
Antero Resources Corp
5.00%, 03/01/2025 60 62
7.63%, 02/01/2029
(f)
245 272
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
315 330
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(e),(m)
90 —
Continental Resources Inc/OK
3.80%, 06/01/2024 605 640
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
100 105
5.63%, 10/15/2025
(f)
240 249
Devon Energy Corp
5.25%, 09/15/2024
(f)
55 61
Ecopetrol SA
6.88%, 04/29/2030 300 362
Endeavor Energy Resources LP / EER Finance
Inc
5.50%, 01/30/2026
(f)
60 62
Leviathan Bond Ltd
5.75%, 06/30/2023
(f)
175 183
Marathon Oil Corp
4.40%, 07/15/2027 175 198
6.60%, 10/01/2037 225 299
MEG Energy Corp
5.88%, 02/01/2029
(f)
30 31
6.50%, 01/15/2025
(f)
152 157
7.13%, 02/01/2027
(f)
60 64
Oasis Petroleum Inc
6.38%, 06/01/2026
(f)
295 308
Occidental Petroleum Corp
2.90%, 08/15/2024 164 168
3.40%, 04/15/2026 182 186
4.40%, 04/15/2046 118 113
5.55%, 03/15/2026 85 94
5.88%, 09/01/2025 425 473
6.13%, 01/01/2031 40 47
6.63%, 09/01/2030 41 49
Petrobras Global Finance BV
5.09%, 01/15/2030 200 218
5.50%, 06/10/2051 275 275
5.60%, 01/03/2031 380 426
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
4.50%, 01/23/2026 $ 175 $ 177
6.50%, 01/23/2029 440 452
6.84%, 01/23/2030 105 108
6.95%, 01/28/2060 225 199
Qatar Petroleum
2.25%, 07/12/2031
(f),(n)
200 198
Saudi Arabian Oil Co
1.63%, 11/24/2025
(f)
250 252
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(f)
30 31
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(f)
325 332
Southwestern Energy Co
7.75%, 10/01/2027 187 203
Valero Energy Corp
2.85%, 04/15/2025 525 557
$ 8,401
Other Asset Backed Securities - 1.16%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(f)
806 807
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(f)
855 856
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 248 248
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 250 252
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(f)
652 653
$ 2,816
Packaging & Containers - 0.34%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
5.25%, 08/15/2027
(f)
240 245
CANPACK SA / Eastern PA Land Investment
Holding LLC
3.13%, 11/01/2025
(f)
200 204
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 65 67
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 254 311
$ 827
Pharmaceuticals - 2.11%
AbbVie Inc
3.75%, 11/14/2023 675 724
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
85 92
Becton Dickinson and Co
2.89%, 06/06/2022 158 162
3.36%, 06/06/2024 200 214
3.70%, 06/06/2027 450 500
Bristol-Myers Squibb Co
4.13%, 06/15/2039 240 290
Cigna Corp
3.40%, 03/15/2051 330 345
4.38%, 10/15/2028 345 401
4.90%, 12/15/2048 35 45
CVS Health Corp
4.30%, 03/25/2028 79 91
4.88%, 07/20/2035 190 231
5.05%, 03/25/2048 785 1,020
Jazz Securities DAC
4.38%, 01/15/2029
(f)
95 99
Viatris Inc
1.65%, 06/22/2025
(f)
75 76

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc
3.25%, 02/01/2023 $ 240 $ 249
4.45%, 08/20/2048 345 439
4.70%, 02/01/2043 120 154
$ 5,132
Pipelines - 2.82%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(a),(f)
200 222
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
155 162
5.75%, 03/01/2027
(f)
155 161
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
374 384
DT Midstream Inc
4.13%, 06/15/2029
(f)
170 173
Enbridge Inc
3.40%, 08/01/2051 600 601
Energy Transfer LP
3.75%, 05/15/2030 505 549
4.50%, 04/15/2024 390 425
5.15%, 03/15/2045 600 694
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
310 327
Enterprise Products Operating LLC
3.95%, 01/31/2060 80 89
4.20%, 01/31/2050 505 582
5.38%, 02/15/2078
(h)
250 260
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(f)
80 87
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(f)
225 227
Kinder Morgan Inc
3.60%, 02/15/2051 375 382
NuStar Logistics LP
5.75%, 10/01/2025 55 60
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 202
5.75%, 05/15/2024 375 421
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 101 106
6.50%, 07/15/2027 135 146
Williams Cos Inc/The
4.55%, 06/24/2024 550 606
$ 6,866
REITs - 0.93%
American Tower Corp
1.30%, 09/15/2025 185 185
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(f)
200 221
Crown Castle International Corp
2.90%, 04/01/2041 375 365
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 312
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(f)
160 156
6.00%, 04/15/2025
(f)
171 180
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
220 220
RLJ Lodging Trust LP
3.75%, 07/01/2026
(f)
245 248
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(f)
$ 55 $ 56
4.13%, 08/15/2030
(f)
242 249
XHR LP
4.88%, 06/01/2029
(f)
75 77
$ 2,269
Retail - 0.42%
Ambience Merger Sub Inc
4.88%, 07/15/2028
(f),(n)
130 130
Falabella SA
3.75%, 04/30/2023
(f)
200 208
Gap Inc/The
8.38%, 05/15/2023
(f)
61 69
IRB Holding Corp
7.00%, 06/15/2025
(f)
15 16
L Brands Inc
5.25%, 02/01/2028 65 73
6.63%, 10/01/2030
(f)
114 132
9.38%, 07/01/2025
(f)
91 118
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
230 239
Macy's Retail Holdings LLC
2.88%, 02/15/2023 32 32
$ 1,017
Semiconductors - 0.86%
Applied Materials Inc
1.75%, 06/01/2030 440 435
Broadcom Inc
3.15%, 11/15/2025 63 68
3.42%, 04/15/2033
(f)
732 769
NVIDIA Corp
3.50%, 04/01/2050 150 169
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(f)
400 430
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
60 63
3.15%, 05/01/2027
(f)
60 64
Skyworks Solutions Inc
1.80%, 06/01/2026 85 86
$ 2,084
Software - 1.37%
Activision Blizzard Inc
2.50%, 09/15/2050 510 458
3.40%, 09/15/2026 100 110
Adobe Inc
2.30%, 02/01/2030 575 599
Fiserv Inc
4.40%, 07/01/2049 190 229
Open Text Corp
3.88%, 02/15/2028
(f)
130 132
5.88%, 06/01/2026
(f)
114 118
Oracle Corp
2.50%, 04/01/2025 255 268
2.80%, 04/01/2027 240 254
2.95%, 05/15/2025 100 107
3.95%, 03/25/2051 230 251
salesforce.com Inc
3.05%, 07/15/2061
(n)
539 546
3.70%, 04/11/2028 230 262
$ 3,334
Sovereign - 2.34%
Brazilian Government International Bond
3.88%, 06/12/2030 225 227
CoBank ACB
6.25%, 10/01/2026
(g),(h)
115 128
3 Month USD LIBOR + 4.66%

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
3.13%, 04/15/2031 $ 200 $ 196
Dominican Republic International Bond
4.88%, 09/23/2032
(f)
400 412
5.30%, 01/21/2041
(f)
200 199
Egypt Government International Bond
5.25%, 10/06/2025
(f)
400 422
El Salvador Government International Bond
5.88%, 01/30/2025 110 101
Ghana Government International Bond
7.75%, 04/07/2029
(f)
200 204
Guatemala Government Bond
4.50%, 05/03/2026 200 219
Indonesia Government International Bond
5.38%, 10/17/2023
(f)
300 333
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
(f)
200 199
Mexico Government International Bond
4.75%, 03/08/2044 200 221
5.00%, 04/27/2051 200 227
Panama Government International Bond
3.88%, 03/17/2028 200 219
Qatar Government International Bond
4.63%, 06/02/2046 200 248
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(f)
400 476
Saudi Government International Bond
4.00%, 04/17/2025
(f)
275 304
4.50%, 10/26/2046 450 527
Turkey Government International Bond
6.38%, 10/14/2025 250 262
Ukraine Government International Bond
7.25%, 03/15/2033
(f)
200 208
9.75%, 11/01/2028
(f)
200 238
Uruguay Government International Bond
5.10%, 06/18/2050 100 131
$ 5,701
Student Loan Asset Backed Securities - 0.16%
SMB Private Education Loan Trust 2020-A
0.40%, 03/15/2027
(f)
392 392
1.00 x 1 Month USD LIBOR + 0.30%
Telecommunications - 2.36%
AT&T Inc
2.55%, 12/01/2033
(f)
199 197
3.10%, 02/01/2043 150 147
3.50%, 06/01/2041 215 223
3.50%, 09/15/2053
(f)
954 959
4.05%, 12/15/2023 290 314
Axtel SAB de CV
6.38%, 11/14/2024 200 207
CommScope Inc
8.25%, 03/01/2027
(f)
283 303
Embarq Corp
8.00%, 06/01/2036 152 172
Lumen Technologies Inc
4.00%, 02/15/2027
(f)
10 10
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 281
Sprint Communications Inc
6.00%, 11/15/2022 75 79
Sprint Corp
7.63%, 03/01/2026 121 148
7.88%, 09/15/2023 75 85
T-Mobile USA Inc
3.50%, 04/15/2025 315 341
4.00%, 04/15/2022 125 127
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
VEON Holdings BV
3.38%, 11/25/2027
(f)
$ 400 $ 402
Verizon Communications Inc
2.88%, 11/20/2050 470 447
3.55%, 03/22/2051 940 1,004
VTR Comunicaciones SpA
5.13%, 01/15/2028
(f)
200 209
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
74 74
$ 5,729
Transportation - 0.03%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(e),(m)
121 17
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
46 51
$ 68
Trucking & Leasing - 0.02%
DAE Funding LLC
4.50%, 08/01/2022
(f)
45 45
TOTAL BONDS $ 148,765
SENIOR FLOATING RATE INTERESTS
- 1.58%
Principal
Amount (000's) Value (000's)
Airlines - 0.19%
American Airlines Inc
5.50%, 03/10/2028
(o)
$ 225 $ 235
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.51%, 04/14/2028
(o)
224 227
1 Month USD LIBOR + 3.75%
$ 462
Automobile Manufacturers - 0.11%
Navistar Inc
3.60%, 11/06/2024
(o)
259 259
3 Month USD LIBOR + 3.00%
Commercial Services - 0.11%
Garda World Security Corp
4.35%, 10/30/2026
(o)
255 256
1 Month USD LIBOR + 4.25%
Consumer Products - 0.09%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
224 223
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.19%
Russell Investments US Institutional Holdco Inc
4.50%, 06/02/2025
(o)
463 460
1 Month USD LIBOR + 3.00%
Electronics - 0.02%
Ingram Micro Inc
0.00%, 03/30/2028
(o),(p)
40 40
1 Month USD LIBOR + 3.50%
Entertainment - 0.16%
CCM Merger Inc
4.58%, 10/29/2025
(o)
152 152
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(o)
193 193
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.35%, 03/24/2025
(o)
49 48
3 Month USD LIBOR + 2.00%
$ 393
Food - 0.02%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
49 49
1 Month USD LIBOR + 4.00%

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.18%
Acrisure LLC
3.60%, 02/15/2027
(o)
$ 144 $ 142
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
5.50%, 02/13/2027
(o)
129 129
1 Month USD LIBOR + 4.50%
Asurion LLC
3.10%, 11/03/2023
(o)
60 59
1 Month USD LIBOR + 7.25%
5.35%, 01/29/2028
(o)
100 101
1 Month USD LIBOR + 5.25%
$ 431
Lodging - 0.03%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
62 61
1 Month USD LIBOR + 2.50%
Media - 0.02%
CSC Holdings LLC
2.57%, 04/15/2027
(o)
49 49
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
20 22
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0.19%
Bausch Health Americas Inc
3.10%, 05/19/2025
(o)
300 298
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(o)
27 26
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(o)
150 150
1 Month USD LIBOR + 3.50%
$ 474
Retail - 0.19%
Ambience Merger Sub Inc
0.00%, 06/24/2028
(o),(p)
115 115
1 Month USD LIBOR + 4.25%
IRB Holding Corp
3.75%, 02/05/2025
(o)
185 184
1 Month USD LIBOR + 2.75%
4.25%, 11/19/2027
(o)
175 175
1 Month USD LIBOR + 3.25%
$ 474
Telecommunications - 0.07%
Zayo Group Holdings Inc
3.10%, 03/09/2027
(o)
180 178
1 Month USD LIBOR + 3.00%
TOTAL SENIOR FLOATING RATE INTERESTS $ 3,831
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 32.16%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.02%
2.00%, 02/01/2037 $ 7 $ 7
1.00 x 12 Month USD LIBOR + 1.63%
3.00%, 10/01/2042 33 36
3.00%, 11/01/2042 200 213
3.00%, 11/01/2042 35 37
3.00%, 03/01/2043 950 1,021
3.00%, 12/01/2046 77 81
3.50%, 10/01/2041 23 25
3.50%, 04/01/2042 30 33
3.50%, 04/01/2042 67 72
3.50%, 04/01/2045 32 35
3.50%, 10/01/2045 553 600
3.50%, 03/01/2048 82 89
4.00%, 02/01/2045 12 13
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 02/01/2046 $ 48 $ 52
4.00%, 02/01/2046 198 216
4.00%, 06/01/2046 37 40
4.00%, 04/01/2047 211 229
4.00%, 11/01/2047 281 303
4.50%, 07/01/2024 6 6
4.50%, 10/01/2041 21 23
4.50%, 12/01/2043 604 675
4.50%, 03/01/2046 199 223
5.00%, 06/01/2031 55 61
5.00%, 10/01/2035 20 23
5.00%, 06/01/2041 553 631
6.00%, 06/01/2032 15 18
6.00%, 10/01/2032 8 10
6.00%, 01/01/2038 39 47
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 3
6.50%, 04/01/2031 1 2
6.50%, 02/01/2032 3 3
6.50%, 05/01/2032 3 3
6.50%, 04/01/2035 5 6
7.00%, 12/01/2029 6 6
7.00%, 06/01/2030 3 3
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 1 1
7.00%, 12/01/2031 27 28
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 6 7
8.00%, 09/01/2030 29 30
$ 4,915
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.14%
2.00%, 07/01/2036
(q)
2,450 2,527
2.00%, 02/01/2051 4,539 4,606
2.00%, 03/01/2051 1,667 1,696
2.00%, 03/01/2051 1,458 1,479
2.50%, 06/01/2035 1,527 1,596
2.50%, 08/01/2035 1,691 1,783
2.50%, 07/01/2036
(q)
700 730
2.50%, 08/01/2050 1,952 2,031
2.50%, 08/01/2051
(q)
3,810 3,933
3.00%, 03/01/2034 179 189
3.00%, 03/01/2042 51 54
3.00%, 03/01/2042 48 51
3.00%, 05/01/2042 28 29
3.00%, 06/01/2042 48 51
3.00%, 06/01/2042 23 24
3.00%, 05/01/2043 122 130
3.00%, 07/01/2050 766 806
3.50%, 04/01/2030 225 242
3.50%, 05/01/2034 935 1,020
3.50%, 08/01/2034 199 212
3.50%, 12/01/2040 40 44
3.50%, 01/01/2041 23 25
3.50%, 12/01/2041 10 11
3.50%, 03/01/2042 20 21
3.50%, 04/01/2042 46 50
3.50%, 11/01/2042 784 861
3.50%, 02/01/2043 33 36
3.50%, 07/01/2043 569 620
3.50%, 01/01/2044 177 193
3.50%, 11/01/2044 975 1,054
3.50%, 03/01/2045 34 37
3.50%, 06/01/2045 67 72
3.50%, 11/01/2045 37 40
3.50%, 05/01/2046 25 27
3.50%, 10/01/2047 1,083 1,181
3.50%, 11/01/2047 447 485

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 03/01/2048 $ 672 $ 728
4.00%, 03/01/2034 256 280
4.00%, 09/01/2040 51 55
4.00%, 05/01/2041 114 125
4.00%, 10/01/2041 17 18
4.00%, 10/01/2041 30 32
4.00%, 11/01/2041 25 27
4.00%, 04/01/2042 18 20
4.00%, 11/01/2043 20 22
4.00%, 11/01/2043 69 77
4.00%, 02/01/2044 75 83
4.00%, 06/01/2044 170 186
4.00%, 09/01/2044 15 16
4.00%, 09/01/2045 69 76
4.00%, 12/01/2045 350 379
4.00%, 08/01/2046 50 54
4.00%, 01/01/2047 31 33
4.00%, 11/01/2047 1,094 1,185
4.00%, 05/01/2048 72 77
4.00%, 10/01/2048 222 240
4.00%, 01/01/2049 117 126
4.50%, 07/01/2025 17 18
4.50%, 08/01/2040 28 32
4.50%, 11/01/2040 482 537
4.50%, 12/01/2040 21 24
4.50%, 08/01/2041 20 22
4.50%, 09/01/2041 159 178
4.50%, 05/01/2044 20 22
4.50%, 12/01/2044 49 54
4.50%, 06/01/2046 22 24
4.50%, 05/01/2047 44 48
4.50%, 05/01/2047 15 16
4.50%, 05/01/2049 162 175
5.00%, 10/01/2041 107 120
5.00%, 06/01/2048 253 284
5.50%, 12/01/2022 3 3
5.50%, 07/01/2033 177 205
5.50%, 04/01/2035 21 24
5.50%, 08/01/2036 337 391
5.50%, 02/01/2037 3 3
5.50%, 05/01/2040 24 28
6.00%, 05/01/2031 1 2
6.00%, 07/01/2035 102 120
6.00%, 02/01/2037 24 27
6.00%, 02/01/2038 36 43
6.50%, 03/01/2032 2 2
6.50%, 07/01/2037 13 14
6.50%, 07/01/2037 28 33
6.50%, 02/01/2038 25 29
6.50%, 03/01/2038 4 4
6.50%, 09/01/2038 99 117
$ 34,384
Government National Mortgage Association (GNMA) - 4.32%
2.00%, 07/01/2051 1,200 1,222
2.50%, 07/01/2051 3,150 3,260
3.00%, 02/15/2043 219 233
3.00%, 07/20/2044 271 288
3.00%, 01/20/2046 189 200
3.00%, 07/20/2046 296 312
3.00%, 12/20/2046 831 877
3.50%, 04/20/2046 143 155
3.50%, 10/20/2046 208 222
3.50%, 07/20/2047 713 766
4.00%, 02/15/2042 72 80
4.00%, 06/20/2046 34 36
4.00%, 01/20/2048 1,148 1,242
4.50%, 09/15/2039 419 482
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 11/15/2040 $ 66 $ 75
4.50%, 06/20/2048 9 9
5.00%, 02/15/2034 143 165
5.00%, 10/15/2034 51 59
5.00%, 10/20/2039 24 28
5.00%, 07/20/2040 12 13
5.00%, 02/15/2042 61 71
5.50%, 12/20/2033 71 82
5.50%, 05/20/2035 8 9
5.50%, 12/20/2048 254 280
6.00%, 01/20/2029 12 14
6.00%, 07/20/2029 2 2
6.00%, 12/15/2033 20 23
6.00%, 12/20/2036 39 46
6.50%, 03/20/2028 2 2
6.50%, 05/20/2029 2 2
6.50%, 12/15/2032 211 239
7.00%, 03/15/2031 1 1
7.50%, 05/15/2029 12 12
8.00%, 12/15/2030 4 5
$ 10,512
U.S. Treasury - 7.45%
0.38%, 01/31/2026 700 686
1.63%, 08/15/2029 1,100 1,125
1.75%, 04/30/2022 2,500 2,535
2.25%, 11/15/2027 1,000 1,070
3.00%, 05/15/2045 1,140 1,344
3.00%, 11/15/2045
(r)
2,750 3,251
3.13%, 05/15/2048 3,210 3,915
3.75%, 11/15/2043 1,650 2,166
4.75%, 02/15/2037 1,435 2,037
$ 18,129
U.S. Treasury Bill - 4.23%
0.05%, 12/23/2021
(s)
10,300 10,297
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 78,237
Total Investments $ 268,923
Other Assets and Liabilities -  (10.56)% (25,675)
TOTAL NET ASSETS - 100.00% $ 243,248
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $14,040 or 5.77% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $14,347 or 5.90% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,261 or 19.02% of net assets.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,388 or 0.57% of net assets.
(j) Security is an Interest Only Strip.

Schedule of Investments
Core Plus Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(n) Security purchased on a when-issued basis.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after June 30, 2021, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $260 or 0.11% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 24.30%
Financial 14.54%
Government 14.02%
Money Market Funds 10.12%
Communications 7.52%
Energy 6.47%
Consumer, Non-cyclical 6.27%
Consumer, Cyclical 5.48%
Investment Companies 5.43%
Asset Backed Securities 4.49%
Industrial 3.92%
Utilities 3.05%
Basic Materials 2.50%
Technology 2.45%
Other Assets and Liabilities
(10.56)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,172 $ 164,381 $ 153,674 $ 20,879
$ 10,172 $ 164,381 $ 153,674 $ 20,879
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2021 Short 121 $ 16,033 $ (87)
US 2 Year Note; September 2021 Long 5 1,102 (2)
US 5 Year Note; September 2021 Short 118 14,565 34
US Long Bond; September 2021 Long 21 3,376 48
Total $ (7)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .93%
International Equity Index Fund
(a)
5,846,621 $ 70,802
MidCap S&P 400 Index Fund
(a)
1,632,172 40,902
SmallCap S&P 600 Index Fund
(a)
1,228,511 40,799
$ 152,503
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .09%
Bond Market Index Account
(a)
46,174,979 508,848
LargeCap S&P 500 Index Account
(a)
14,256,100 359,967
$ 868,815
TOTAL INVESTMENT COMPANIES $ 1,021,318
BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0 .00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(b),(c)
$ 5 $ —
TOTAL BONDS $ —
Total Investments $ 1,021,318
Other Assets and Liabilities -  (0.02)% (253)
TOTAL NET ASSETS - 100.00% $ 1,021,065
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .84%
Domestic Equity Funds 43 .25%
International Equity Funds 6 .93%
Energy 0 .00%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 505,059 $ 46,594 $ 34,117 $ 508,848
International Equity Index Fund 72,147 1,528 8,985 70,802
LargeCap S&P 500 Index Account 358,328 2,096 51,329 359,967
MidCap S&P 400 Index Fund 43,453 1,471 10,944 40,902
SmallCap S&P 600 Index Fund 41,548 523 10,191 40,799
$ 1,020,535 $ 52,212 $ 115,566 $ 1,021,318
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (69) $ — $ (8,619)
International Equity Index Fund — 564 — 5,548
LargeCap S&P 500 Index Account — 26,284 — 24,588
MidCap S&P 400 Index Fund — 2,679 — 4,243
SmallCap S&P 600 Index Fund — 4,391 — 4,528
$ — $ 33,849 $ — $ 30,288
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 14 .94%
International Equity Index Fund
(a)
1,074,559 $ 13,013
MidCap S&P 400 Index Fund
(a)
299,972 7,517
SmallCap S&P 600 Index Fund
(a)
225,786 7,499
$ 28,029
Principal Variable Contracts Funds, Inc.  Class 1 - 85 .09%
Bond Market Index Account
(a)
8,486,425 93,520
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,440,001 66,117
$ 159,637
TOTAL INVESTMENT COMPANIES $ 187,666
Total Investments $ 187,666
Other Assets and Liabilities -  (0.03)% (54)
TOTAL NET ASSETS - 100.00% $ 187,612
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .85%
Domestic Equity Funds 43 .25%
International Equity Funds 6 .93%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,710 $ 10,289 $ 6,904 $ 93,520
International Equity Index Fund 13,099 576 1,773 13,013
LargeCap S&P 500 Managed Volatility Index Account 64,965 1,978 9,289 66,117
MidCap S&P 400 Index Fund 7,885 438 2,062 7,517
SmallCap S&P 600 Index Fund 7,543 267 1,931 7,499
$ 185,202 $ 13,548 $ 21,959 $ 187,666
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (21) $ — $ (1,554)
International Equity Index Fund — 105 — 1,006
LargeCap S&P 500 Managed Volatility Index Account — 2,691 — 5,772
MidCap S&P 400 Index Fund — 227 — 1,029
SmallCap S&P 600 Index Fund — 298 — 1,322
$ — $ 3,300 $ — $ 7,575
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .13%
iShares Core S&P 500 ETF 98,466 $ 42,332
Money Market Funds - 0 .04%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
76,981 77
Principal Funds, Inc. Class R-6 - 14 .94%
International Equity Index Fund
(a)
1,204,296 14,584
MidCap S&P 400 Index Fund
(a)
336,183 8,425
SmallCap S&P 600 Index Fund
(a)
253,044 8,403
$ 31,412
Principal Variable Contracts Funds, Inc.  Class 1 - 64 .95%
Bond Market Index Account
(a)
9,511,432 104,816
LargeCap S&P 500 Index Account
(a)
1,258,378 31,774
$ 136,590
TOTAL INVESTMENT COMPANIES $ 210,411
Total Investments $ 210,411
Other Assets and Liabilities -  (0.06)% (128)
TOTAL NET ASSETS - 100.00% $ 210,283
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49 .84%
Domestic Equity Funds 23 .12%
Investment Companies 20 .13%
International Equity Funds 6 .93%
Money Market Funds 0 .04%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 91,650 $ 16,436 $ 1,760 $ 104,816
International Equity Index Fund 12,904 1,488 960 14,584
LargeCap S&P 500 Index Account 27,748 2,681 2,837 31,774
MidCap S&P 400 Index Fund 7,812 856 1,524 8,425
Principal Government Money Market Fund - Institutional Class 0.00% 16 42,336 42,275 77
SmallCap S&P 600 Index Fund 7,467 857 1,572 8,403
$ 147,597 $ 64,654 $ 50,928 $ 168,079
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ — $ — $ (1,510)
International Equity Index Fund — 14 — 1,138
LargeCap S&P 500 Index Account — 99 — 4,083
MidCap S&P 400 Index Fund — 44 — 1,237
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — 38 — 1,613
$ — $ 195 $ — $ 6,561
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .89%
International Equity Index Fund
(a)
32,475,336 $ 393,276
MidCap S&P 400 Index Fund
(a)
7,932,698 198,793
SmallCap S&P 600 Index Fund
(a)
5,970,785 198,290
$ 790,359
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .14%
Bond Market Index Account
(a)
125,677,371 1,384,965
LargeCap S&P 500 Index Account
(a)
71,267,262 1,799,499
$ 3,184,464
TOTAL INVESTMENT COMPANIES $ 3,974,823
Total Investments $ 3,974,823
Other Assets and Liabilities -  (0.03)% (998)
TOTAL NET ASSETS - 100.00% $ 3,973,825
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .28%
Fixed Income Funds 34 .85%
International Equity Funds 9 .90%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 1,331,210 $ 154,746 $ 78,197 $ 1,384,965
International Equity Index Fund 388,104 8,228 36,206 393,276
LargeCap S&P 500 Index Account 1,734,766 5,680 190,485 1,799,499
MidCap S&P 400 Index Fund 204,469 6,829 45,245 198,793
SmallCap S&P 600 Index Fund 195,539 2,164 41,625 198,290
$ 3,854,088 $ 177,647 $ 391,758 $ 3,974,823
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (224) $ — $ (22,570)
International Equity Index Fund — 688 — 32,462
LargeCap S&P 500 Index Account — 72,016 — 177,522
MidCap S&P 400 Index Fund — 7,740 — 25,000
SmallCap S&P 600 Index Fund — 10,879 — 31,333
$ — $ 91,099 $ — $ 243,747
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 19 .90%
International Equity Index Fund
(a)
3,224,533 $ 39,049
MidCap S&P 400 Index Fund
(a)
787,642 19,738
SmallCap S&P 600 Index Fund
(a)
592,847 19,689
$ 78,476
Principal Variable Contracts Funds, Inc.  Class 1 - 80 .13%
Bond Market Index Account
(a)
12,478,420 137,512
LargeCap S&P 500 Managed Volatility Index
Account
(a)
9,290,567 178,565
$ 316,077
TOTAL INVESTMENT COMPANIES $ 394,553
Total Investments $ 394,553
Other Assets and Liabilities -  (0.03)% (106)
TOTAL NET ASSETS - 100.00% $ 394,447
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .27%
Fixed Income Funds 34 .86%
International Equity Funds 9 .90%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 130,772 $ 16,749 $ 7,777 $ 137,512
International Equity Index Fund 38,125 1,392 3,754 39,049
LargeCap S&P 500 Managed Volatility Index Account 170,159 3,476 17,689 178,565
MidCap S&P 400 Index Fund 20,086 969 4,550 19,738
SmallCap S&P 600 Index Fund 19,208 515 4,194 19,689
$ 378,350 $ 23,101 $ 37,964 $ 394,553
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (8) $ — $ (2,224)
International Equity Index Fund — 197 — 3,089
LargeCap S&P 500 Managed Volatility Index Account — 5,260 — 17,359
MidCap S&P 400 Index Fund — 476 — 2,757
SmallCap S&P 600 Index Fund — 628 — 3,532
$ — $ 6,553 $ — $ 24,513
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .17 % Shares Held Value (000's)
Exchange-Traded Funds - 20 .17%
iShares Core S&P 500 ETF 538,417 $ 231,476
Money Market Funds - 0 .08%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
953,927 954
Principal Funds, Inc. Class R-6 - 19 .90%
International Equity Index Fund
(a)
9,379,636 113,588
MidCap S&P 400 Index Fund
(a)
2,291,150 57,416
SmallCap S&P 600 Index Fund
(a)
1,724,541 57,272
$ 228,276
Principal Variable Contracts Funds, Inc.  Class 1 - 60 .02%
Bond Market Index Account
(a)
36,299,559 400,021
LargeCap S&P 500 Index Account
(a)
11,434,750 288,727
$ 688,748
TOTAL INVESTMENT COMPANIES $ 1,149,454
Total Investments $ 1,149,454
Other Assets and Liabilities -  (0.17)% (1,936)
TOTAL NET ASSETS - 100.00% $ 1,147,518
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 35 .16%
Fixed Income Funds 34 .86%
Investment Companies 20 .17%
International Equity Funds 9 .90%
Money Market Funds 0 .08%
Other Assets and Liabilities
( 0 .17 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 345,450 $ 64,104 $ 3,855 $ 400,021
International Equity Index Fund 99,275 10,015 4,582 113,588
LargeCap S&P 500 Index Account 249,036 19,562 17,630 288,727
MidCap S&P 400 Index Fund 52,573 5,114 8,914 57,416
Principal Government Money Market Fund - Institutional Class 0.00% 111 291,616 290,773 954
SmallCap S&P 600 Index Fund 50,260 5,132 9,280 57,272
$ 796,705 $ 395,543 $ 335,034 $ 917,978
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ — $ — $ (5,678)
International Equity Index Fund — 47 — 8,833
LargeCap S&P 500 Index Account — 406 — 37,353
MidCap S&P 400 Index Fund — 220 — 8,423
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
SmallCap S&P 600 Index Fund — 163 — 10,997
$ — $ 836 $ — $ 59,928
Amounts in thousands.

Schedule of Investments
Diversified Income Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 9 .97%
International Equity Index Fund
(a)
1,077,133 $ 13,044
MidCap S&P 400 Index Fund
(a)
394,624 9,889
SmallCap S&P 600 Index Fund
(a)
297,039 9,865
$ 32,798
Principal Variable Contracts Funds, Inc.  Class 1 - 90 .06%
Bond Market Index Account
(a)
19,352,079 213,259
LargeCap S&P 500 Index Account
(a)
3,282,481 82,883
$ 296,142
TOTAL INVESTMENT COMPANIES $ 328,940
Total Investments $ 328,940
Other Assets and Liabilities -  (0.03)% (89)
TOTAL NET ASSETS - 100.00% $ 328,851
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64 .85%
Domestic Equity Funds 31 .22%
International Equity Funds 3 .96%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Bond Market Index Account $ 208,836 $ 27,247 $ 19,136 $ 213,259
International Equity Index Fund 13,109 1,063 2,256 13,044
LargeCap S&P 500 Index Account 81,405 5,550 15,796 82,883
MidCap S&P 400 Index Fund 10,363 951 3,102 9,889
SmallCap S&P 600 Index Fund 9,910 727 2,928 9,865
$ 323,623 $ 35,538 $ 43,218 $ 328,940
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ — $ (8) $ — $ (3,680)
International Equity Index Fund — 94 — 1,034
LargeCap S&P 500 Index Account — 2,837 — 8,887
MidCap S&P 400 Index Fund — 385 — 1,292
SmallCap S&P 600 Index Fund — 565 — 1,591
$ — $ 3,873 $ — $ 9,124
Amounts in thousands.

Schedule of Investments
Diversified International Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .08 % Shares Held Value (000's)
Money Market Funds - 3 .08%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,549,077 $ 1,549
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
7,856,003 7,856
$ 9,405
TOTAL INVESTMENT COMPANIES $ 9,405
COMMON STOCKS - 99 .01 % Shares Held Value (000's)
Aerospace & Defense - 0 .34%
CAE Inc
(d)
33,500 $ 1,032
Airlines - 0 .25%
Copa Holdings SA
(d)
10,055 757
Apparel - 1 .41%
LVMH Moet Hennessy Louis Vuitton SE 5,495 4,323
Automobile Manufacturers - 5 .19%
Bayerische Motoren Werke AG 20,507 2,174
Eicher Motors Ltd
(d)
21,195 763
Ferrari NV 3,607 745
Honda Motor Co Ltd 54,100 1,740
Kia Corp 27,208 2,168
Maruti Suzuki India Ltd 10,869 1,100
Toyota Motor Corp 59,200 5,175
Volvo AB - B Shares
(e)
83,517 2,013
$ 15,878
Automobile Parts & Equipment - 1 .10%
Toyota Industries Corp 38,800 3,355
Banks - 9 .74%
Bank Leumi Le-Israel BM
(d)
151,631 1,152
Bank Rakyat Indonesia Persero Tbk PT 6,205,700 1,687
BNP Paribas SA 39,641 2,488
Canadian Imperial Bank of Commerce 11,200 1,275
DBS Group Holdings Ltd 116,500 2,592
DNB ASA 63,897 1,393
Grupo Financiero Banorte SAB de CV 174,759 1,125
HDFC Bank Ltd ADR
(d)
15,362 1,123
ICICI Bank Ltd ADR
(d)
113,540 1,942
Intesa Sanpaolo SpA 987,096 2,731
Kotak Mahindra Bank Ltd
(d)
27,147 624
Lloyds Banking Group PLC 3,063,730 1,982
Mediobanca Banca di Credito Finanziario SpA
(d)
210,904 2,468
OTP Bank Nyrt
(d)
13,993 753
PT Bank Central Asia Tbk 402,100 836
TCS Group Holding PLC 20,913 1,831
Toronto-Dominion Bank/The 30,400 2,130
United Overseas Bank Ltd 85,600 1,648
$ 29,780
Beverages - 1 .22%
Carlsberg AS 12,943 2,415
Heineken NV 10,771 1,308
$ 3,723
Biotechnology - 0 .85%
CSL Ltd 7,905 1,691
Genmab A/S
(d)
2,199 901
$ 2,592
Building Materials - 4 .97%
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
184,100 1,574
China Lesso Group Holdings Ltd 725,000 1,790
Cie de Saint-Gobain 48,534 3,203
CRH PLC 78,851 3,988
HeidelbergCement AG 30,534 2,622
Holcim Ltd
(d)
21,083 1,267
Voltas Ltd 55,058 758
$ 15,202
Chemicals - 1 .86%
Akzo Nobel NV 12,574 1,557
Evonik Industries AG 36,905 1,239
Koninklijke DSM NV 5,473 1,023
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 11,200 $ 1,873
$ 5,692
Commercial Services - 1 .36%
Adecco Group AG 20,716 1,410
Amadeus IT Group SA
(d)
14,747 1,040
TechnoPro Holdings Inc 36,900 872
Worldline SA/France
(d),(f)
8,997 843
$ 4,165
Computers - 3 .56%
Capgemini SE 14,727 2,832
Infosys Ltd 132,990 2,814
LG Corp 9,859 897
Logitech International SA 27,266 3,311
Nomura Research Institute Ltd 31,400 1,037
$ 10,891
Consumer Products - 0 .53%
Hindustan Unilever Ltd 48,705 1,621
Distribution & Wholesale - 2 .17%
Bunzl PLC 32,066 1,061
Ferguson PLC 15,604 2,171
ITOCHU Corp 74,400 2,147
Pop Mart International Group Ltd
(d),(f)
126,400 1,253
$ 6,632
Diversified Financial Services - 1 .60%
Banca Generali SpA
(d)
19,236 822
Housing Development Finance Corp Ltd 47,168 1,574
KB Financial Group Inc 27,651 1,372
SBI Holdings Inc/Japan 24,800 586
Tisco Financial Group PCL 197,300 545
$ 4,899
Electric - 2 .14%
Enel SpA 275,893 2,564
Iberdrola SA 210,949 2,572
Northland Power Inc 41,200 1,406
$ 6,542
Electrical Components & Equipment - 0 .59%
Delta Electronics Inc 165,000 1,793
Electronics - 0 .96%
Hoya Corp 22,196 2,936
Energy - Alternate Sources - 0 .59%
Vestas Wind Systems A/S 45,889 1,793
Engineering & Construction - 0 .64%
Vinci SA 18,411 1,968
Entertainment - 0 .31%
Flutter Entertainment PLC
(d)
5,313 963
Food - 3 .12%
Dino Polska SA
(d),(f)
10,310 757
Nestle India Ltd 4,455 1,058
Nestle SA 45,334 5,651
Seven & i Holdings Co Ltd 43,400 2,079
$ 9,545
Hand & Machine Tools - 0 .57%
Techtronic Industries Co Ltd 100,000 1,743
Healthcare - Products - 1 .12%
Alcon Inc 26,275 1,843
GN Store Nord AS 8,486 742
Sartorius Stedim Biotech 1,759 832
$ 3,417
Healthcare - Services - 1 .85%
Fresenius SE & Co KGaA 19,718 1,029
ICON PLC
(d),(e)
9,965 2,060
Lonza Group AG 3,604 2,555
$ 5,644

Schedule of Investments
Diversified International Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .35%
Daiwa House Industry Co Ltd 25,300 $ 761
Persimmon PLC 41,988 1,720
Taylor Wimpey PLC 755,038 1,661
$ 4,142
Home Furnishings - 2 .52%
Haier Smart Home Co Ltd
(d)
313,600 1,094
Howden Joinery Group PLC 125,145 1,415
JS Global Lifestyle Co Ltd
(f)
266,000 749
Midea Group Co Ltd 57,299 631
Sony Group Corp 39,300 3,811
$ 7,700
Insurance - 4 .83%
AIA Group Ltd 349,200 4,332
Allianz SE 8,138 2,031
AXA SA 82,575 2,097
Brookfield Asset Management Reinsurance
Partners Ltd
(d)
570 30
Fairfax Financial Holdings Ltd 2,400 1,052
ICICI Lombard General Insurance Co Ltd
(f)
41,844 883
Legal & General Group PLC 304,960 1,088
Prudential PLC 97,074 1,847
Sampo Oyj 30,292 1,393
$ 14,753
Internet - 3 .22%
NCSoft Corp 1,123 817
Shopify Inc
(d)
1,790 2,615
Tencent Holdings Ltd 74,493 5,609
Trip.com Group Ltd
(d)
22,250 791
$ 9,832
Iron & Steel - 0 .65%
Vale SA 87,300 1,984
Leisure Products & Services - 0 .41%
Shimano Inc 5,300 1,261
Machinery - Construction & Mining - 0 .58%
Siemens Energy AG
(d)
58,815 1,772
Machinery - Diversified - 2 .33%
Daifuku Co Ltd 9,000 817
Ebara Corp 44,100 2,172
GEA Group AG 22,573 915
Keyence Corp 4,000 2,014
Omron Corp 15,300 1,211
$ 7,129
Mining - 2 .69%
Anglo American PLC 50,375 2,005
Antofagasta PLC 81,847 1,627
Franco-Nevada Corp 10,283 1,492
Rio Tinto Ltd 32,678 3,098
$ 8,222
Miscellaneous Manufacturers - 1 .69%
JSR Corp 27,900 848
Pidilite Industries Ltd 30,656 889
Siemens AG 14,947 2,373
Trelleborg AB 45,821 1,065
$ 5,175
Oil & Gas - 3 .92%
BP PLC 501,590 2,200
LUKOIL PJSC ADR 18,208 1,690
Lundin Energy AB
(e)
24,894 882
Neste Oyj 45,187 2,772
Parkland Corp/Canada 20,600 666
Reliance Industries Ltd 63,309 1,800
Suncor Energy Inc 82,100 1,966
$ 11,976
Pharmaceuticals - 4 .29%
AstraZeneca PLC 33,123 3,979
Novo Nordisk A/S 42,381 3,548
Roche Holding AG 14,804 5,579
$ 13,106
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .29%
Pembina Pipeline Corp
(e)
27,700 $ 880
Private Equity - 3 .01%
3i Group PLC 207,814 3,372
Brookfield Asset Management Inc 82,769 4,223
Intermediate Capital Group PLC 54,440 1,601
$ 9,196
Real Estate - 1 .41%
A-Living Smart City Services Co Ltd
(f)
291,750 1,448
Shimao Services Holdings Ltd
(f)
308,000 1,062
Sun Hung Kai Properties Ltd 85,000 1,263
Tokyo Tatemono Co Ltd 37,900 541
$ 4,314
REITs - 0 .18%
Keppel DC REIT 296,700 550
Retail - 3 .39%
Alimentation Couche-Tard Inc 37,546 1,380
Home Product Center PCL 1,333,500 600
JD Sports Fashion PLC 158,679 2,019
Li Ning Co Ltd 194,500 2,373
Magazine Luiza SA 172,800 735
Pan Pacific International Holdings Corp 44,700 929
Wal-Mart de Mexico SAB de CV 709,722 2,318
$ 10,354
Semiconductors - 8 .62%
Advantest Corp 16,700 1,499
ASM International NV 3,600 1,187
ASML Holding NV 9,181 6,338
MediaTek Inc 54,000 1,862
Samsung Electronics Co Ltd 103,620 7,418
Taiwan Semiconductor Manufacturing Co Ltd 373,140 8,037
$ 26,341
Software - 0 .91%
Capcom Co Ltd 32,000 935
DeNA Co Ltd 28,400 605
Mixi Inc 20,000 528
NetEase Inc 31,700 729
$ 2,797
Telecommunications - 2 .09%
Deutsche Telekom AG 60,757 1,285
Nice Ltd ADR
(d)
2,724 674
Nippon Telegraph & Telephone Corp 74,700 1,953
SoftBank Group Corp 35,700 2,490
$ 6,402
Toys, Games & Hobbies - 1 .21%
Nintendo Co Ltd 6,400 3,704
Transportation - 1 .38%
Canadian National Railway Co 21,128 2,229
Deutsche Post AG 29,453 2,006
$ 4,235
TOTAL COMMON STOCKS $ 302,711
Total Investments $ 312,116
Other Assets and Liabilities -  (2.09)% (6,385)
TOTAL NET ASSETS - 100.00% $ 305,731
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,949 or
1.95% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,508 or 1.80% of net assets.

Schedule of Investments
Diversified International Account
June 30, 2021 (unaudited)
See accompanying notes.

(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,995 or 2.29% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 15 .64%
United Kingdom 9 .20%
Canada 7 .33%
Switzerland 7 .08%
France 6 .08%
China 6 .01%
Germany 5 .70%
India 5 .53%
Korea, Republic Of 4 .15%
Taiwan 3 .83%
Netherlands 3 .73%
Denmark 3 .08%
United States 3 .08%
Italy 3 .05%
Hong Kong 2 .64%
Ireland 2 .28%
Singapore 1 .57%
Australia 1 .56%
Finland 1 .37%
Sweden 1 .30%
Spain 1 .18%
Mexico 1 .13%
Brazil 0 .89%
Indonesia 0 .82%
Israel 0 .60%
Cyprus 0 .60%
Russian Federation 0 .55%
Chile 0 .53%
Norway 0 .45%
Thailand 0 .38%
Poland 0 .25%
Hungary 0 .25%
Panama 0 .25%
Other Assets and Liabilities
( 2 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,712 $ 76,341 $ 70,197 $ 7,856
$ 1,712 $ 76,341 $ 70,197 $ 7,856
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .02 % Shares Held Value (000's)
Money Market Funds - 2 .02%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,048,890 $ 3,049
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
11,572,037 11,572
$ 14,621
TOTAL INVESTMENT COMPANIES $ 14,621
COMMON STOCKS - 97 .92 % Shares Held Value (000's)
Apparel - 1 .93%
NIKE Inc 90,776 $ 14,024
Automobile Manufacturers - 2 .31%
PACCAR Inc 187,873 16,768
Automobile Parts & Equipment - 2 .48%
Magna International Inc 193,933 17,966
Banks - 9 .53%
Bank of America Corp 166,375 6,860
First Republic Bank/CA 88,452 16,555
JPMorgan Chase & Co 119,924 18,653
Morgan Stanley 126,896 11,635
PNC Financial Services Group Inc/The 80,661 15,387
$ 69,090
Beverages - 1 .82%
Coca-Cola Co/The 244,078 13,207
Biotechnology - 1 .83%
Corteva Inc 299,228 13,271
Chemicals - 2 .67%
Air Products and Chemicals Inc 35,231 10,135
PPG Industries Inc 54,167 9,196
$ 19,331
Computers - 1 .71%
Apple Inc 90,726 12,426
Diversified Financial Services - 5 .30%
BlackRock Inc 26,123 22,857
Discover Financial Services 131,619 15,569
$ 38,426
Electric - 4 .92%
Eversource Energy 82,953 6,656
NextEra Energy Inc 140,589 10,303
Sempra Energy 31,765 4,208
WEC Energy Group Inc 81,173 7,220
Xcel Energy Inc 111,206 7,326
$ 35,713
Electronics - 0 .93%
Honeywell International Inc 30,725 6,740
Food - 3 .06%
Hormel Foods Corp 271,221 12,951
Tyson Foods Inc 125,115 9,228
$ 22,179
Healthcare - Products - 4 .61%
Abbott Laboratories 150,615 17,461
Medtronic PLC 128,680 15,973
$ 33,434
Insurance - 3 .64%
Chubb Ltd 67,745 10,768
Fidelity National Financial Inc 209,915 9,123
Swiss Re AG ADR
(e)
289,659 6,546
$ 26,437
Machinery - Construction & Mining - 0 .50%
Caterpillar Inc 16,603 3,613
Machinery - Diversified - 2 .31%
Deere & Co 47,412 16,723
Media - 2 .00%
Cable One Inc 3,792 7,253
Comcast Corp - Class A 126,779 7,229
$ 14,482
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 4 .31%
Parker-Hannifin Corp 61,517 $ 18,892
Trane Technologies PLC 67,237 12,381
$ 31,273
Oil & Gas - 4 .03%
Chevron Corp 85,397 8,945
EOG Resources Inc 125,820 10,498
Marathon Petroleum Corp 161,415 9,753
$ 29,196
Pharmaceuticals - 8 .57%
Becton Dickinson and Co 52,200 12,695
Merck & Co Inc 188,482 14,658
Novartis AG ADR 107,237 9,784
Organon & Co
(d)
17,968 544
Pfizer Inc 198,115 7,758
Roche Holding AG ADR 356,069 16,732
$ 62,171
Pipelines - 1 .20%
Enterprise Products Partners LP 359,673 8,679
Private Equity - 2 .94%
KKR & Co Inc 359,880 21,319
REITs - 4 .27%
Alexandria Real Estate Equities Inc 63,131 11,486
Digital Realty Trust Inc 80,529 12,116
Realty Income Corp 110,248 7,358
$ 30,960
Retail - 3 .83%
Costco Wholesale Corp 29,145 11,532
Starbucks Corp 85,324 9,540
Target Corp 27,875 6,738
$ 27,810
Semiconductors - 3 .96%
Microchip Technology Inc 95,024 14,229
Taiwan Semiconductor Manufacturing Co Ltd
ADR
120,729 14,507
$ 28,736
Software - 4 .95%
Activision Blizzard Inc 99,828 9,528
Fidelity National Information Services Inc 60,676 8,596
Microsoft Corp 38,801 10,511
SAP SE ADR 51,652 7,255
$ 35,890
Telecommunications - 4 .68%
BCE Inc
(e)
350,302 17,277
Verizon Communications Inc 297,186 16,651
$ 33,928
Toys, Games & Hobbies - 1 .01%
Hasbro Inc 77,498 7,325
Transportation - 2 .62%
Expeditors International of Washington Inc 58,923 7,459
Union Pacific Corp 52,525 11,552
$ 19,011
TOTAL COMMON STOCKS $ 710,128
Total Investments $ 724,749
Other Assets and Liabilities -  0.06% 468
TOTAL NET ASSETS - 100.00% $ 725,217
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,049 or
0.42% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Equity Income Account
June 30, 2021 (unaudited)
See accompanying notes.

(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,989 or 0.41% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .68%
Consumer, Non-cyclical 19 .89%
Consumer, Cyclical 11 .56%
Industrial 10 .67%
Technology 10 .62%
Communications 6 .68%
Energy 5 .23%
Utilities 4 .92%
Basic Materials 2 .67%
Money Market Funds 2 .02%
Other Assets and Liabilities
0 .06%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,730 $ 145,136 $ 149,294 $ 11,572
$ 15,730 $ 145,136 $ 149,294 $ 11,572
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 10.10% Shares Held Value (000's)
Money Market Funds - 10.10%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
19,110,762 $ 19,111
TOTAL INVESTMENT COMPANIES $ 19,111
BONDS - 19.67%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 7.34%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 932 $ 932
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 1,595 1,596
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 1,000 1,000
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 1,315 1,316
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 1,204 1,205
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
810 811
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
806 806
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 792 793
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 1,261 1,261
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 1,000 1,000
Santander Retail Auto Lease Trust 2017-A
0.53%, 01/22/2024
(d)
1,535 1,534
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
1,631 1,633
$ 13,887
Commercial Mortgage Backed Securities - 2.58%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,096 1,112
Ginnie Mae
0.28%, 02/16/2055
(e),(f)
12,266 70
0.54%, 04/16/2047
(e),(f)
7,209 137
0.55%, 11/16/2052
(e),(f)
7,608 147
0.56%, 03/16/2060
(e),(f)
2,776 141
0.61%, 09/16/2053
(e),(f)
5,345 101
2.60%, 05/16/2059 427 441
2.60%, 03/16/2060 715 739
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.61%, 08/15/2046
(d),(f)
2,000 2,004
$ 4,892
Credit Card Asset Backed Securities - 0.97%
Barclays Dryrock Issuance Trust
0.40%, 07/15/2024 1,830 1,831
1.00 x 1 Month USD LIBOR + 0.33%
Mortgage Backed Securities - 8.27%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(f)
207 210
Fannie Mae Grantor Trust 2005-T1
0.44%, 05/25/2035 147 148
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
936 114
Fannie Mae REMICS
1.70%, 06/25/2045
(e)
2,365 129
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(e)
1,330 44
3.00%, 04/25/2042 297 302
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.00%, 05/25/2048 $ 122 $ 127
3.00%, 01/25/2051
(e)
2,620 355
3.50%, 01/25/2040
(e)
585 19
4.00%, 12/25/2039
(e)
236 5
4.50%, 04/25/2045
(e)
1,908 324
7.00%, 04/25/2032 76 89
Freddie Mac REMICS
1.50%, 04/15/2028 561 571
1.89%, 05/15/2038
(e)
2,015 98
1.00 x 12 Month Treasury Average Index
+ 0.00%
3.00%, 11/15/2030
(e)
465 7
3.00%, 11/15/2035 950 977
3.00%, 10/15/2041 280 285
3.00%, 04/15/2046 161 174
3.50%, 03/15/2029 265 266
3.50%, 08/15/2040
(e)
779 34
3.50%, 09/15/2043 83 83
Ginnie Mae
2.00%, 12/20/2050
(e)
4,574 524
2.50%, 10/20/2050
(e)
3,053 375
2.50%, 12/20/2050
(e)
1,923 255
2.50%, 01/20/2051
(e)
4,449 564
3.00%, 07/20/2050
(e)
1,819 215
3.00%, 08/20/2050
(e)
3,425 401
3.00%, 09/20/2050
(e)
3,145 373
3.00%, 09/20/2050
(e)
3,642 472
3.00%, 10/20/2050
(e)
2,254 246
3.00%, 11/20/2050
(e)
4,540 564
3.00%, 11/20/2050
(e)
2,869 344
3.00%, 12/20/2050
(e)
1,764 204
3.00%, 01/20/2051
(e)
3,354 406
3.50%, 10/20/2044
(e)
3,589 348
3.50%, 10/20/2049
(e)
2,925 370
4.00%, 02/20/2044
(e)
1,773 139
4.00%, 04/20/2044
(e)
977 81
4.00%, 01/20/2046
(e)
850 67
6.01%, 06/20/2046
(e)
476 106
(1.00) x 1 Month USD LIBOR + 6.10%
6.05%, 12/20/2043
(e)
1,060 232
(1.00) x 1 Month USD LIBOR + 6.14%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
248 253
JP Morgan Mortgage Trust 2017-3
3.79%, 08/25/2047
(d),(f)
539 555
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(f)
149 150
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
791 793
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(f)
1,203 1,295
New Residential Mortgage Loan Trust 2015-2
5.49%, 08/25/2055
(d),(f)
961 1,036
Sequoia Mortgage Trust 2013-2
3.65%, 02/25/2043
(f)
336 343
Sequoia Mortgage Trust 2017-3
3.77%, 04/25/2047
(d),(f)
448 459
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(f)
110 112
$ 15,643
Other Asset Backed Securities - 0.51%
Chase Funding Trust Series 2004-1
0.55%, 12/25/2033 84 81
1.00 x 1 Month USD LIBOR + 0.46%

Schedule of Investments
Government & High Quality Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
$ 550 $ 582
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 306 308
$ 971
TOTAL BONDS $ 37,224
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99.45%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7.34%
2.00%, 10/01/2031 $ 426 $ 441
2.48%, 09/01/2032 7 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 363 381
3.00%, 02/01/2027 126 133
3.00%, 01/01/2031 347 368
3.00%, 01/01/2033 654 699
3.00%, 03/01/2037 244 256
3.00%, 08/01/2042 388 410
3.00%, 10/01/2042 334 355
3.00%, 10/01/2042 682 726
3.00%, 05/01/2043 473 505
3.00%, 10/01/2046 594 639
3.50%, 02/01/2032 634 676
3.50%, 04/01/2042 849 918
3.50%, 05/01/2042 386 418
3.50%, 07/01/2042 1,320 1,431
3.50%, 02/01/2044 524 566
4.00%, 07/01/2042 567 632
4.00%, 01/01/2043 630 693
4.00%, 06/01/2043 679 742
4.00%, 10/01/2045 791 881
4.50%, 11/01/2043 564 634
5.00%, 10/01/2025 56 61
5.00%, 02/01/2033 92 104
5.00%, 06/01/2033 112 124
5.00%, 01/01/2034 302 345
5.00%, 07/01/2035 62 71
5.00%, 07/01/2035 6 7
5.00%, 07/01/2035 14 16
5.00%, 10/01/2035 25 28
5.50%, 03/01/2033 68 78
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 16 18
6.00%, 12/01/2023 1 1
6.00%, 05/01/2031 8 10
6.00%, 12/01/2031 8 9
6.00%, 11/01/2033 30 34
6.00%, 09/01/2034 32 38
6.00%, 02/01/2035 19 22
6.00%, 10/01/2036 31 36
6.00%, 03/01/2037 29 34
6.00%, 01/01/2038 55 65
6.00%, 01/01/2038 7 8
6.00%, 04/01/2038 19 21
6.50%, 12/01/2021 1 1
6.50%, 04/01/2022 1 1
6.50%, 05/01/2023 3 3
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 1 1
6.50%, 05/01/2026 2 2
6.50%, 05/01/2026 1 1
6.50%, 01/01/2028 2 2
6.50%, 03/01/2028 1 2
6.50%, 10/01/2028 9 10
6.50%, 11/01/2028 2 3
6.50%, 12/01/2028 5 5
6.50%, 03/01/2029 2 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 07/01/2031 $ 17 $ 19
6.50%, 08/01/2031 4 5
6.50%, 10/01/2031 7 8
6.50%, 10/01/2031 5 6
6.50%, 12/01/2031 8 9
6.50%, 02/01/2032 8 10
6.50%, 05/01/2032 21 24
6.50%, 04/01/2035 4 5
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 1
7.00%, 09/01/2027 2 2
7.00%, 01/01/2028 15 17
7.00%, 04/01/2028 10 11
7.00%, 05/01/2028 1 2
7.00%, 10/01/2031 4 4
7.00%, 10/01/2031 8 10
7.00%, 04/01/2032 30 36
7.50%, 10/01/2030 5 7
7.50%, 02/01/2031 1 1
7.50%, 02/01/2031 6 7
8.00%, 10/01/2030 12 15
8.50%, 07/01/2029 14 15
$ 13,893
Federal National Mortgage Association (FNMA) - 0.52%
2.02%, 12/01/2032 10 10
1.00 x 12 Month USD LIBOR + 1.64%
2.08%, 12/01/2033 43 44
1.00 x 12 Month USD LIBOR + 1.69%
3.00%, 04/01/2043 652 699
5.50%, 05/01/2033 12 13
6.00%, 05/01/2037 126 140
6.50%, 08/01/2025 12 12
6.50%, 11/01/2032 12 13
7.00%, 08/01/2028 10 11
7.00%, 12/01/2028 8 9
8.00%, 05/01/2027 4 4
8.50%, 10/01/2027 20 20
$ 975
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 53.97%
2.00%, 02/01/2032 275 285
2.00%, 11/01/2035 1,863 1,928
2.00%, 11/01/2035 1,337 1,385
2.00%, 07/01/2036
(g)
5,750 5,931
2.00%, 10/01/2050 967 978
2.00%, 03/01/2051 2,242 2,276
2.00%, 05/01/2051 5,222 5,282
2.00%, 08/01/2051
(g)
600 605
2.50%, 06/01/2027 571 599
2.50%, 08/01/2028 445 468
2.50%, 12/01/2031 565 595
2.50%, 09/01/2032 378 400
2.50%, 08/01/2035 1,691 1,783
2.50%, 10/01/2035 1,822 1,909
2.50%, 04/01/2050 1,445 1,496
2.50%, 06/01/2050 1,490 1,545
2.50%, 08/01/2050 3,632 3,778
2.50%, 08/01/2051
(g)
23,785 24,554
3.00%, 05/01/2029 505 536
3.00%, 08/01/2031 1,004 1,070
3.00%, 12/01/2034 771 810
3.00%, 10/01/2036 439 468
3.00%, 10/01/2042 1,041 1,115
3.00%, 10/01/2046 728 774
3.00%, 08/01/2049 370 387
3.00%, 10/01/2049 945 988
3.00%, 12/01/2049 858 897
3.00%, 01/01/2050 1,331 1,393

Schedule of Investments
Government & High Quality Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 02/01/2050 $ 1,191 $ 1,245
3.00%, 07/01/2050 1,650 1,723
3.00%, 08/01/2050 1,282 1,339
3.00%, 09/01/2050 1,647 1,732
3.50%, 08/01/2031 509 553
3.50%, 02/01/2033 791 863
3.50%, 09/01/2033 1,107 1,204
3.50%, 06/01/2039 336 360
3.50%, 11/01/2042 849 925
3.50%, 12/01/2042 995 1,089
3.50%, 02/01/2043 365 401
3.50%, 03/01/2045 430 470
3.50%, 03/01/2045 806 867
3.50%, 09/01/2045 577 629
3.50%, 03/01/2047 714 784
3.50%, 11/01/2048 1,529 1,675
3.50%, 03/01/2050 2,351 2,507
4.00%, 01/01/2034 312 340
4.00%, 10/01/2037 470 506
4.00%, 02/01/2041 878 977
4.00%, 02/01/2042 561 624
4.00%, 10/01/2043 195 213
4.00%, 08/01/2044 375 418
4.00%, 10/01/2044 1,083 1,192
4.00%, 11/01/2044 366 408
4.00%, 08/01/2045 568 633
4.00%, 08/01/2046 1,032 1,132
4.00%, 07/01/2047 781 870
4.00%, 10/01/2047 636 705
4.50%, 08/01/2039 1,035 1,164
4.50%, 03/01/2042 280 314
4.50%, 09/01/2043 1,084 1,218
4.50%, 10/01/2043 629 706
4.50%, 11/01/2043 687 772
4.50%, 09/01/2045 469 523
4.50%, 10/01/2045 651 732
4.50%, 11/01/2045 913 1,018
4.50%, 08/01/2048 551 612
4.50%, 12/01/2048 733 811
5.00%, 05/01/2033 743 848
5.00%, 04/01/2035 66 75
5.00%, 04/01/2035 81 93
5.00%, 07/01/2035 3 4
5.00%, 02/01/2038 272 311
5.00%, 02/01/2040 862 996
5.00%, 07/01/2041 680 778
5.50%, 05/01/2024 1 1
5.50%, 06/01/2033 40 46
5.50%, 02/01/2037 3 3
5.50%, 03/01/2038 62 72
6.00%, 06/01/2022 1 2
6.00%, 11/01/2028 10 12
6.00%, 12/01/2031 4 5
6.00%, 01/01/2033 33 39
6.00%, 07/01/2037 79 93
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 8
6.00%, 03/01/2038 44 52
6.50%, 05/01/2024 3 3
6.50%, 09/01/2024 3 3
6.50%, 07/01/2025 7 8
6.50%, 02/01/2026 2 2
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 7 8
6.50%, 03/01/2029 4 4
6.50%, 04/01/2029 4 4
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 06/01/2031 $ 9 $ 10
6.50%, 01/01/2032 3 4
6.50%, 04/01/2032 2 3
6.50%, 08/01/2032 7 8
6.50%, 02/01/2033 8 9
6.50%, 12/01/2036 17 19
6.50%, 07/01/2037 10 11
6.50%, 07/01/2037 21 25
6.50%, 02/01/2038 19 23
7.00%, 10/01/2029 7 8
7.00%, 05/01/2031 3 3
7.00%, 11/01/2031 15 17
8.00%, 06/01/2030 1 1
$ 102,106
Government National Mortgage Association (GNMA) - 21.17%
2.00%, 07/01/2051 7,200 7,333
2.50%, 07/01/2051 13,500 13,970
3.00%, 11/15/2042 504 540
3.00%, 12/15/2042 1,063 1,120
3.00%, 02/15/2043 1,052 1,124
3.00%, 05/15/2043 1,253 1,336
3.00%, 07/20/2045 768 814
3.00%, 07/20/2046 425 449
3.00%, 08/20/2046 931 982
3.00%, 09/20/2046 1,150 1,213
3.00%, 12/20/2046 569 600
3.00%, 02/20/2047 700 735
3.00%, 08/20/2047 448 471
3.50%, 01/15/2043 826 893
3.50%, 05/15/2043 861 931
3.50%, 06/20/2043 550 597
3.50%, 04/20/2045 426 458
3.50%, 06/20/2046 67 72
3.50%, 02/20/2047 632 685
3.50%, 05/20/2047 673 748
3.50%, 11/20/2047 495 548
4.00%, 08/15/2041 607 673
4.00%, 07/20/2047 556 620
4.00%, 01/20/2048 1,942 2,100
4.50%, 07/15/2040 334 378
5.00%, 09/15/2033 3 4
5.00%, 02/15/2034 185 214
5.00%, 09/15/2039 23 26
5.50%, 11/15/2033 20 22
5.50%, 05/20/2035 78 91
6.00%, 04/20/2026 2 2
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 2 2
6.00%, 06/20/2028 9 11
6.00%, 07/20/2028 5 5
6.00%, 02/20/2029 4 5
6.00%, 03/20/2029 9 10
6.00%, 07/20/2029 9 10
6.00%, 07/20/2033 77 91
6.50%, 12/20/2025 4 4
6.50%, 02/20/2026 3 3
6.50%, 03/20/2031 7 8
6.50%, 04/20/2031 7 8
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 3
7.00%, 01/15/2028 1 2
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 46 48
7.00%, 01/15/2029 9 10
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 5 6

Schedule of Investments
Government & High Quality Bond Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 09/15/2031 $ 21 $ 25
7.00%, 06/15/2032 45 49
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 1 1
7.50%, 11/15/2023 1 1
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 1
8.00%, 01/15/2027 1 1
$ 40,063
U.S. Treasury - 2.71%
2.13%, 12/31/2022 2,400 2,470
4.50%, 02/15/2036 1,000 1,373
5.25%, 11/15/2028 1,000 1,283
$ 5,126
U.S. Treasury Bill - 13.74%
0.02%, 11/12/2021
(h)
6,000 5,999
0.04%, 10/14/2021
(h)
10,500 10,498
0.04%, 11/26/2021
(h)
9,500 9,498
$ 25,995
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 188,158
Total Investments $ 244,493
Other Assets and Liabilities -  (29.22)% (55,293)
TOTAL NET ASSETS - 100.00% $ 189,200
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,233 or 6.47% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 93.85%
Government 16.45%
Money Market Funds 10.10%
Asset Backed Securities 8.82%
Other Assets and Liabilities
(29.22)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 17,351 $ 68,161 $ 66,401 $ 19,111
$ 17,351 $ 68,161 $ 66,401 $ 19,111
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2021 Long 93 $ 12,323 $ 53
US 5 Year Note; September 2021 Short 44 5,431 13
Total $ 66
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .12 % Shares Held Value (000's)
Money Market Funds - 1 .12%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,143,587 $ 1,144
TOTAL INVESTMENT COMPANIES $ 1,144
COMMON STOCKS - 98 .79 % Shares Held Value (000's)
Agriculture - 0 .40%
SLC Agricola SA 39,400 $ 404
Airlines - 0 .28%
Copa Holdings SA
(b)
3,737 281
Automobile Manufacturers - 3 .85%
Ashok Leyland Ltd 421,535 697
Eicher Motors Ltd
(b)
18,026 648
Hyundai Motor Co 4,756 1,012
Kia Corp 13,203 1,052
Maruti Suzuki India Ltd 5,063 513
$ 3,922
Automobile Parts & Equipment - 0 .86%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 383
Weichai Power Co Ltd 221,000 491
$ 874
Banks - 8 .21%
Bank Rakyat Indonesia Persero Tbk PT 1,494,200 406
China Merchants Bank Co Ltd 100,500 856
Grupo Financiero Banorte SAB de CV 128,300 826
HDFC Bank Ltd 38,587 780
ICICI Bank Ltd
(b)
127,871 1,089
Kotak Mahindra Bank Ltd
(b)
13,972 321
OTP Bank Nyrt
(b)
9,350 503
PT Bank Central Asia Tbk 282,300 587
Regional SAB de CV 105,000 622
Sberbank of Russia PJSC ADR 84,349 1,402
TCS Group Holding PLC 11,048 967
$ 8,359
Beverages - 1 .90%
Arca Continental SAB de CV 60,000 347
Kweichow Moutai Co Ltd 2,900 921
Tsingtao Brewery Co Ltd 62,000 667
$ 1,935
Building Materials - 2 .94%
Amber Enterprises India Ltd
(b)
12,920 510
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
97,471 833
China Lesso Group Holdings Ltd 374,000 923
China Resources Cement Holdings Ltd 204,000 194
Voltas Ltd 38,526 531
$ 2,991
Chemicals - 1 .04%
Asian Paints Ltd 17,213 694
Navin Fluorine International Ltd 7,208 364
$ 1,058
Commercial Services - 1 .69%
China New Higher Education Group Ltd
(d)
387,000 265
NICE Information Service Co Ltd 24,308 542
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
(b)
80,400 917
$ 1,724
Computers - 1 .89%
Infosys Ltd 71,304 1,508
LG Corp 4,602 419
$ 1,927
Consumer Products - 0 .65%
Hindustan Unilever Ltd 19,888 662
Cosmetics & Personal Care - 0 .30%
Colgate-Palmolive India Ltd 13,510 307
Distribution & Wholesale - 0 .48%
Pop Mart International Group Ltd
(b),(d)
48,900 485
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 3 .48%
CreditAccess Grameen Ltd
(b)
29,925 $ 303
Fubon Financial Holding Co Ltd 289,000 766
Housing Development Finance Corp Ltd 38,832 1,296
KB Financial Group Inc 15,523 770
Tisco Financial Group PCL 145,400 402
$ 3,537
Electrical Components & Equipment - 1 .56%
Delta Electronics Inc 81,000 880
Frencken Group Ltd 505,200 704
$ 1,584
Energy - Alternate Sources - 0 .63%
Sao Martinho SA 88,782 643
Engineering & Construction - 0 .89%
Grupo Aeroportuario del Pacifico SAB de CV
(b)
50,600 542
Grupo Aeroportuario del Sureste SAB de CV 19,665 362
$ 904
Food - 3 .06%
Bid Corp Ltd
(b)
23,720 514
Dino Polska SA
(b),(d)
9,141 672
JBS SA 44,100 259
Nestle India Ltd 1,609 382
Tingyi Cayman Islands Holding Corp 364,000 727
Want Want China Holdings Ltd 787,000 557
$ 3,111
Gas - 1 .75%
China Resources Gas Group Ltd 102,000 611
ENN Energy Holdings Ltd 61,500 1,169
$ 1,780
Healthcare - Products - 0 .69%
Osstem Implant Co Ltd 6,924 699
Healthcare - Services - 1 .94%
Notre Dame Intermedica Participacoes SA 24,000 411
Pharmaron Beijing Co Ltd
(d)
44,800 1,193
Rede D'Or Sao Luiz SA
(d)
26,571 370
$ 1,974
Holding Companies - Diversified - 0 .49%
Swire Pacific Ltd 73,000 495
Home Furnishings - 1 .38%
Haier Smart Home Co Ltd
(b)
197,200 688
JS Global Lifestyle Co Ltd
(d)
112,500 317
Midea Group Co Ltd 36,500 402
$ 1,407
Insurance - 3 .99%
AIA Group Ltd 63,000 781
ICICI Lombard General Insurance Co Ltd
(d)
19,228 406
ICICI Prudential Life Insurance Co Ltd
(d)
36,205 299
Odontoprev SA 150,500 396
PICC Property & Casualty Co Ltd 660,000 577
Ping An Insurance Group Co of China Ltd 111,500 1,090
Qualitas Controladora SAB de CV 109,500 513
$ 4,062
Internet - 15 .08%
Alibaba Group Holding Ltd
(b)
164,192 4,655
Meituan
(b),(d)
51,600 2,129
MercadoLibre Inc
(b)
303 472
My EG Services Bhd 687,800 295
NCSoft Corp 834 607
Sea Ltd ADR
(b)
2,520 692
Tencent Holdings Ltd 77,300 5,820
Trip.com Group Ltd ADR
(b)
19,040 675
$ 15,345
Iron & Steel - 2 .85%
Hunan Valin Steel Co Ltd 268,996 274
Kumba Iron Ore Ltd 11,874 531
Severstal PAO 39,553 851
Vale SA 54,600 1,241
$ 2,897

Schedule of Investments
International Emerging Markets Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0 .40%
Galaxy Entertainment Group Ltd
(b)
51,000 $ 408
Metal Fabrication & Hardware - 0 .83%
APL Apollo Tubes Ltd
(b)
16,997 373
Astral Ltd 17,769 476
$ 849
Mining - 1 .94%
Anglo American PLC 16,432 654
Impala Platinum Holdings Ltd 41,281 679
Polymetal International PLC 15,272 329
Polyus PJSC 3,270 316
$ 1,978
Miscellaneous Manufacturers - 2 .13%
Elite Material Co Ltd 42,000 328
Escorts Ltd 12,027 198
Lens Technology Co Ltd 57,300 260
Pidilite Industries Ltd 16,031 465
Sunny Optical Technology Group Co Ltd 29,200 922
$ 2,173
Oil & Gas - 4 .41%
LUKOIL PJSC ADR 12,024 1,116
Petrobras Distribuidora SA 114,800 615
Petroleo Brasileiro SA 133,900 818
Reliance Industries Ltd 68,127 1,937
$ 4,486
Packaging & Containers - 0 .26%
Shandong Pharmaceutical Glass Co Ltd 49,700 261
Pharmaceuticals - 0 .30%
China Grand Pharmaceutical and Healthcare
Holdings Ltd
326,000 305
Pipelines - 0 .59%
Gaztransport Et Technigaz SA 7,406 599
Real Estate - 1 .59%
A-Living Smart City Services Co Ltd
(d)
141,750 704
Shimao Services Holdings Ltd
(d)
265,245 914
$ 1,618
Retail - 4 .94%
Ace Hardware Indonesia Tbk PT 3,450,700 298
China Meidong Auto Holdings Ltd 74,000 403
China Yongda Automobiles Services Holdings Ltd 228,500 409
Home Product Center PCL 1,223,300 550
Li Ning Co Ltd 71,000 866
Lojas Renner SA 57,388 513
Magazine Luiza SA 163,600 696
Via Varejo S/A
(b)
121,392 385
Wal-Mart de Mexico SAB de CV 279,100 912
$ 5,032
Semiconductors - 17 .78%
ASE Technology Holding Co Ltd 121,000 485
ASPEED Technology Inc 3,000 216
eMemory Technology Inc
(b)
5,500 264
Keystone Microtech Corp 25,000 327
MediaTek Inc 45,000 1,552
Novatek Microelectronics Corp 19,400 347
Parade Technologies Ltd 5,000 248
Realtek Semiconductor Corp 30,000 543
Samsung Electronics Co Ltd 76,779 5,496
SK Hynix Inc 12,420 1,402
Taiwan Semiconductor Manufacturing Co Ltd 335,164 7,219
$ 18,099
Shipbuilding - 0 .20%
Yangzijiang Shipbuilding Holdings Ltd 189,200 199
Software - 0 .95%
NetEase Inc 41,900 963
Telecommunications - 0 .19%
RichWave Technology Corp
(b)
11,000 191
TOTAL COMMON STOCKS $ 100,528
PREFERRED STOCKS - 0 .25 % Shares Held Value (000's)
Semiconductors - 0 .25%
Samsung Electronics Co Ltd 1424.00% 3,931 $ 257
TOTAL PREFERRED STOCKS $ 257
Total Investments $ 101,929
Other Assets and Liabilities -  (0.16)% (163)
TOTAL NET ASSETS - 100.00% $ 101,766
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,137 or 8.00% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 31 .15%
India 14 .49%
Taiwan 12 .89%
Korea, Republic Of 12 .04%
Brazil 7 .53%
Mexico 4 .05%
Russian Federation 3 .63%
Hong Kong 3 .06%
South Africa 1 .70%
United States 1 .36%
Indonesia 1 .27%
Cyprus 1 .27%
Malaysia 0 .98%
Thailand 0 .94%
Singapore 0 .68%
Poland 0 .66%
United Kingdom 0 .64%
France 0 .59%
Hungary 0 .49%
Argentina 0 .46%
Panama 0 .28%
Other Assets and Liabilities
( 0 .16 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 805 $ 11,214 $ 10,875 $ 1,144
$ 805 $ 11,214 $ 10,875 $ 1,144
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .25 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .19%
iShares Russell 1000 Growth ETF 4,700 $ 1,276
Money Market Funds - 1 .06%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,112,241 1,112
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
6,067,929 6,068
$ 7,180
TOTAL INVESTMENT COMPANIES $ 8,456
CONVERTIBLE PREFERRED STOCKS
- 1 .92 % Shares Held Value (000's)
Automobile Manufacturers - 1 .77%
Rivian Automotive Series D 0.00%
(d),(e),(f)
61,168 $ 4,286
Rivian Automotive Series E 0.00%
(d),(e),(f)
90,527 6,342
Rivian Automotive Series F 0.00%
(d),(e),(f)
16,672 1,168
Waymo LLC Series A-2 0.00%
(d),(e),(f)
2,489 228
$ 12,024
Chemicals - 0 .03%
Sila Nano Series F 0.00%
(d),(e),(f)
4,929 203
Software - 0 .08%
Magic Leap Inc - Series C 0.00%
(d),(e),(f)
5,653 3
Magic Leap Inc - Series D 0.00%
(d),(e),(f)
1,903 1
Nuro - Series C 0.00%
(d),(e),(f)
17,442 228
Rappi Inc - Series E 0.00%
(d),(e),(f)
5,133 307
$ 539
Telecommunications - 0 .04%
Aurora Innovation 0.00%
(d),(e),(f)
12,920 254
TOTAL CONVERTIBLE PREFERRED STOCKS $ 13,020
COMMON STOCKS - 97 .09 % Shares Held Value (000's)
Advertising - 0 .02%
Trade Desk Inc/The
(d)
1,372 $ 106
Aerospace & Defense - 1 .13%
HEICO Corp 47 7
HEICO Corp - Class A 82 10
Howmet Aerospace Inc
(d)
92 3
L3Harris Technologies Inc 33,872 7,321
Lockheed Martin Corp 695 263
Northrop Grumman Corp 43 16
Spirit AeroSystems Holdings Inc 97 5
TransDigm Group Inc
(d)
47 30
$ 7,655
Agriculture - 0 .02%
Altria Group Inc 3,301 157
Darling Ingredients Inc
(d)
27 2
$ 159
Airlines - 0 .01%
Delta Air Lines Inc
(d)
2,047 89
Apparel - 0 .38%
Columbia Sportswear Co 7 1
Deckers Outdoor Corp
(d)
12 4
Hanesbrands Inc 664 12
NIKE Inc 16,127 2,492
Skechers USA Inc
(d)
47 2
Tapestry Inc
(d)
89 4
VF Corp 667 55
$ 2,570
Automobile Manufacturers - 0 .25%
Tesla Inc
(d)
2,488 1,691
TuSimple Holdings Inc
(d),(g)
13 1
$ 1,692
Automobile Parts & Equipment - 0 .58%
Allison Transmission Holdings Inc 264 10
Aptiv PLC
(d)
25,063 3,943
QuantumScape Corp
(d)
265 8
$ 3,961
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks - 0 .01%
Citizens Financial Group Inc 240 $ 11
Goldman Sachs Group Inc/The 58 22
Synovus Financial Corp 34 1
Western Alliance Bancorp 169 16
$ 50
Beverages - 1 .16%
Boston Beer Co Inc/The
(d)
29 29
Brown-Forman Corp - A Shares 73 5
Brown-Forman Corp - B Shares 89,146 6,681
Coca-Cola Co/The 8,790 476
Monster Beverage Corp
(d)
1,105 101
PepsiCo Inc 3,677 545
$ 7,837
Biotechnology - 0 .78%
Acceleron Pharma Inc
(d)
168 21
Alnylam Pharmaceuticals Inc
(d)
375 64
Amgen Inc 1,517 370
Certara Inc
(d)
63 2
CureVac NV
(d)
170 12
Exact Sciences Corp
(d)
505 63
Exelixis Inc
(d)
848 15
Guardant Health Inc
(d)
287 36
Horizon Therapeutics Plc
(d)
131 12
Illumina Inc
(d)
468 221
Incyte Corp
(d)
15,871 1,336
Ionis Pharmaceuticals Inc
(d)
413 16
Iovance Biotherapeutics Inc
(d)
142 4
Maravai LifeSciences Holdings Inc
(d)
241 10
Mirati Therapeutics Inc
(d)
104 17
Moderna Inc
(d)
1,084 255
Novavax Inc
(d)
236 50
Regeneron Pharmaceuticals Inc
(d)
35 19
Royalty Pharma PLC 616 25
Seagen Inc
(d)
382 60
Ultragenyx Pharmaceutical Inc
(d)
153 15
Vertex Pharmaceuticals Inc
(d)
13,082 2,638
$ 5,261
Building Materials - 0 .02%
Armstrong World Industries Inc 73 8
AZEK Co Inc/The
(d)
191 8
Carrier Global Corp 1,303 63
Fortune Brands Home & Security Inc 112 11
Louisiana-Pacific Corp 23 2
Trex Co Inc
(d)
374 38
$ 130
Chemicals - 1 .45%
Axalta Coating Systems Ltd
(d)
118 4
Celanese Corp 131 20
Chemours Co/The 271 9
Diversey Holdings Ltd
(d)
126 2
Dow Inc 172 11
Ecolab Inc 702 145
FMC Corp 104 11
LyondellBasell Industries NV 103 11
Olin Corp 34 2
PPG Industries Inc 320 54
RPM International Inc 239 21
Sherwin-Williams Co/The 35,041 9,547
W R Grace & Co 180 12
Westlake Chemical Corp 21 2
$ 9,851
Commercial Services - 6 .42%
Affirm Holdings Inc
(d),(g)
1,093 74
Automatic Data Processing Inc 1,254 249
Avalara Inc
(d)
271 44
Booz Allen Hamilton Holding Corp 440 38
Bright Horizons Family Solutions Inc
(d)
155 23
Chegg Inc
(d)
342 28
Cintas Corp 24,565 9,384

Schedule of Investments
LargeCap Growth Account I
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
CoStar Group Inc
(d)
21,990 $ 1,821
Equifax Inc 149 36
Euronet Worldwide Inc
(d)
114 15
FleetCor Technologies Inc
(d)
60 15
Gartner Inc
(d)
269 65
Global Payments Inc 45,835 8,596
H&R Block Inc 468 11
MarketAxess Holdings Inc 1,260 584
Moody's Corp 494 179
Morningstar Inc 67 17
Paylocity Holding Corp
(d)
122 23
PayPal Holdings Inc
(d)
67,739 19,745
Robert Half International Inc 308 27
Rollins Inc 674 23
S&P Global Inc 4,983 2,045
Sabre Corp
(d)
1,016 13
Shift4 Payments Inc
(d)
137 13
Square Inc
(d)
1,252 305
StoneCo Ltd
(d)
657 44
TransUnion 419 46
United Rentals Inc
(d)
80 26
Verisk Analytics Inc 324 57
WEX Inc
(d)
95 18
$ 43,564
Computers - 3 .43%
Accenture PLC - Class A 1,640 483
Apple Inc 138,642 18,989
Crowdstrike Holdings Inc
(d)
513 129
Dell Technologies Inc
(d)
428 43
EPAM Systems Inc
(d)
173 88
Fortinet Inc
(d)
14,072 3,352
Genpact Ltd 30 1
Globant SA
(d)
122 27
HP Inc 1,386 42
McAfee Corp 113 3
NCR Corp
(d)
138 6
NetApp Inc 472 39
Pure Storage Inc
(d)
799 16
Zscaler Inc
(d)
247 53
$ 23,271
Consumer Products - 0 .02%
Avery Dennison Corp 140 29
Church & Dwight Co Inc 42 4
Clorox Co/The 322 58
Kimberly-Clark Corp 543 73
$ 164
Cosmetics & Personal Care - 1 .47%
Colgate-Palmolive Co 1,418 115
Estee Lauder Cos Inc/The 31,080 9,886
$ 10,001
Distribution & Wholesale - 0 .05%
Copart Inc
(d)
666 88
Fastenal Co 1,630 85
IAA Inc
(d)
431 24
Leslie's Inc
(d)
309 8
Pool Corp 126 58
SiteOne Landscape Supply Inc
(d)
73 12
WW Grainger Inc 123 54
$ 329
Diversified Financial Services - 4 .15%
American Express Co 1,329 220
Ameriprise Financial Inc 208 52
Apollo Global Management Inc 571 36
Charles Schwab Corp/The 18,888 1,375
Credit Acceptance Corp
(d)
2 1
Discover Financial Services 536 63
LPL Financial Holdings Inc 254 34
Mastercard Inc 36,890 13,468
Raymond James Financial Inc 20 3
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Rocket Cos Inc
(g)
433 $ 8
Synchrony Financial 347 17
T Rowe Price Group Inc 238 47
Upstart Holdings Inc
(d),(g)
39 5
UWM Holdings Corp
(g)
65 1
Visa Inc 51,783 12,108
Western Union Co/The 324 7
XP Inc
(d)
15,969 695
$ 28,140
Electric - 0 .09%
Brookfield Renewable Corp 102 4
NextEra Energy Inc 7,746 568
NRG Energy Inc 353 14
$ 586
Electrical Components & Equipment - 0 .02%
Generac Holdings Inc
(d)
196 82
Universal Display Corp 136 30
$ 112
Electronics - 0 .09%
Agilent Technologies Inc 873 129
Allegion plc 218 30
Amphenol Corp 1,330 91
Coherent Inc
(d)
70 18
Honeywell International Inc 481 106
Jabil Inc 367 21
Keysight Technologies Inc
(d)
260 40
Mettler-Toledo International Inc
(d)
73 101
Vontier Corp 292 10
Waters Corp
(d)
182 63
$ 609
Energy - Alternate Sources - 0 .02%
Enphase Energy Inc
(d)
422 77
Plug Power Inc
(d)
1,603 55
$ 132
Engineering & Construction - 0 .00%
frontdoor Inc
(d)
187 10
TopBuild Corp
(d)
87 17
$ 27
Entertainment - 0 .40%
Caesars Entertainment Inc
(d)
396 41
Churchill Downs Inc 118 23
DraftKings Inc
(d)
26,415 1,378
Live Nation Entertainment Inc
(d)
14,045 1,231
Madison Square Garden Sports Corp
(d)
23 4
Penn National Gaming Inc
(d)
31 2
Six Flags Entertainment Corp
(d)
94 4
Vail Resorts Inc
(d)
127 40
$ 2,723
Environmental Control - 0 .00%
Waste Management Inc 215 30
Food - 0 .04%
Beyond Meat Inc
(d)
160 25
Hershey Co/The 402 70
Kellogg Co 358 23
Lamb Weston Holdings Inc 138 11
Pilgrim's Pride Corp
(d)
61 1
Sysco Corp 1,561 122
$ 252
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 183 24
MSA Safety Inc 31 5
$ 29
Healthcare - Products - 7 .83%
10X Genomics Inc
(d)
267 52
Abbott Laboratories 2,784 323
ABIOMED Inc
(d)
143 45
Adaptive Biotechnologies Corp
(d)
310 13
Align Technology Inc
(d)
253 155

Schedule of Investments
LargeCap Growth Account I
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Avantor Inc
(d)
71,164 $ 2,527
Bio-Techne Corp 123 55
Bruker Corp 327 25
Danaher Corp 19,491 5,230
Edwards Lifesciences Corp
(d)
91,372 9,463
Globus Medical Inc
(d)
12 1
IDEXX Laboratories Inc
(d)
272 172
Insulet Corp
(d)
211 58
Intuitive Surgical Inc
(d)
19,940 18,338
Masimo Corp
(d)
117 28
Natera Inc
(d)
233 26
Novocure Ltd
(d)
328 73
Penumbra Inc
(d),(g)
108 30
Repligen Corp
(d)
166 33
ResMed Inc 415 102
STERIS PLC 44 9
Stryker Corp 21,576 5,604
Tandem Diabetes Care Inc
(d)
183 18
Teleflex Inc 27 11
Thermo Fisher Scientific Inc 21,063 10,625
West Pharmaceutical Services Inc 236 85
$ 53,101
Healthcare - Services - 2 .10%
agilon health Inc
(d)
150 6
Amedisys Inc
(d)
91 22
Anthem Inc 3,482 1,329
Catalent Inc
(d)
122 13
Centene Corp
(d)
20,665 1,507
Charles River Laboratories International Inc
(d)
149 55
Chemed Corp 14 7
DaVita Inc
(d)
157 19
Encompass Health Corp 179 14
HCA Healthcare Inc 14,472 2,992
Humana Inc 5,322 2,356
IQVIA Holdings Inc
(d)
301 73
Molina Healthcare Inc
(d)
29 7
Oak Street Health Inc
(d)
300 18
PPD Inc
(d)
210 10
Sotera Health Co
(d)
250 6
Syneos Health Inc
(d)
42 4
UnitedHealth Group Inc 14,526 5,817
$ 14,255
Home Builders - 0 .02%
DR Horton Inc 440 40
NVR Inc
(d)
7 35
PulteGroup Inc 244 13
Thor Industries Inc 69 8
Toll Brothers Inc 145 8
$ 104
Home Furnishings - 0 .00%
Tempur Sealy International Inc 582 23
Housewares - 0 .00%
Scotts Miracle-Gro Co/The 131 25
Insurance - 0 .03%
Alleghany Corp
(d)
4 3
Aon PLC 423 101
Arch Capital Group Ltd
(d)
297 12
Brown & Brown Inc 47 3
Erie Indemnity Co 55 11
Everest Re Group Ltd 28 7
GoHealth Inc
(d)
131 1
Lemonade Inc
(d),(g)
12 1
Lincoln National Corp 85 5
Markel Corp
(d)
7 8
Marsh & McLennan Cos Inc 193 27
RenaissanceRe Holdings Ltd 69 10
$ 189
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 27 .54%
Airbnb Inc
(d)
7,180 $ 1,100
Alibaba Group Holding Ltd ADR
(d)
19,706 4,469
Alphabet Inc - A Shares
(d)
8,883 21,691
Alphabet Inc - C Shares
(d)
9,679 24,259
Amazon.com Inc
(d)
12,353 42,496
Anaplan Inc
(d)
449 24
Booking Holdings Inc
(d)
1,361 2,978
CDW Corp/DE 449 78
Chewy Inc
(d)
86,914 6,928
Coupang Inc
(d),(g)
18,022 754
DoorDash Inc - Class A
(d),(g)
3,042 542
eBay Inc 2,183 153
Etsy Inc
(d)
405 83
Expedia Group Inc
(d)
452 74
Facebook Inc
(d)
61,686 21,449
Farfetch Ltd
(d)
23,777 1,197
FireEye Inc
(d)
219 4
GoDaddy Inc
(d)
55 5
IAC/InterActiveCorp
(d)
10,871 1,676
Lyft Inc
(d)
898 54
Match Group Inc
(d)
77,788 12,543
Netflix Inc
(d)
11,088 5,857
NortonLifeLock Inc 467 13
Okta Inc
(d)
397 97
Opendoor Technologies Inc
(d),(g)
223 4
Palo Alto Networks Inc
(d)
306 114
Pinterest Inc
(d)
86,142 6,800
Proofpoint Inc
(d)
182 32
Roku Inc
(d)
369 170
Sea Ltd ADR
(d)
3,413 937
Shopify Inc
(d)
7,949 11,614
Snap Inc Class A
(d)
118,008 8,041
Spotify Technology SA
(d)
12,993 3,581
Tencent Holdings Ltd ADR 72,682 5,473
TripAdvisor Inc
(d)
193 8
Twitter Inc
(d)
262 18
Uber Technologies Inc
(d)
4,428 222
Vimeo Inc
(d)
23,098 1,132
Wayfair Inc
(d)
134 42
Wix.com Ltd
(d)
170 49
Zendesk Inc
(d)
378 55
Zillow Group Inc - A Shares
(d)
190 23
Zillow Group Inc - C Shares
(d)
525 64
$ 186,903
Iron & Steel - 0 .00%
Steel Dynamics Inc 120 7
Leisure Products & Services - 0 .03%
Brunswick Corp/DE 31 3
Peloton Interactive Inc
(d)
845 105
Planet Fitness Inc
(d)
183 14
Polaris Inc 128 18
Virgin Galactic Holdings Inc
(d)
423 19
YETI Holdings Inc
(d)
273 25
$ 184
Lodging - 0 .05%
Boyd Gaming Corp
(d)
55 4
Choice Hotels International Inc 111 13
Hilton Worldwide Holdings Inc
(d)
588 71
Las Vegas Sands Corp
(d)
1,059 56
Marriott International Inc/MD
(d)
871 119
Travel + Leisure Co 180 11
Wyndham Hotels & Resorts Inc 185 13
Wynn Resorts Ltd
(d)
338 41
$ 328
Machinery - Construction & Mining - 0 .05%
BWX Technologies Inc 229 13
Caterpillar Inc 1,514 329
Vertiv Holdings Co 900 25
$ 367

Schedule of Investments
LargeCap Growth Account I
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1 .48%
AGCO Corp 19 $ 3
Cognex Corp 547 46
Deere & Co 903 319
Graco Inc 333 25
IDEX Corp 32,303 7,108
Ingersoll Rand Inc
(d)
49,461 2,414
Middleby Corp/The
(d)
53 9
Nordson Corp 32 7
Rockwell Automation Inc 225 64
Toro Co/The 325 36
Xylem Inc/NY 377 45
$ 10,076
Media - 0 .06%
Altice USA Inc
(d)
480 17
Cable One Inc 10 19
Charter Communications Inc
(d)
400 289
FactSet Research Systems Inc 105 35
Nexstar Media Group Inc 9 1
Walt Disney Co/The
(d)
296 52
World Wrestling Entertainment Inc 124 7
$ 420
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 180 21
Mining - 0 .01%
Freeport-McMoRan Inc 1,374 51
Southern Copper Corp 245 16
$ 67
Miscellaneous Manufacturers - 0 .06%
3M Co 271 54
Axon Enterprise Inc
(d)
204 36
Carlisle Cos Inc 62 12
Donaldson Co Inc 49 3
Illinois Tool Works Inc 904 202
Parker-Hannifin Corp 68 21
Trane Technologies PLC 372 68
$ 396
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
170 90
Oil & Gas - 0 .02%
Cabot Oil & Gas Corp 149 2
Cimarex Energy Co 64 5
Continental Resources Inc/OK 21 1
Diamondback Energy Inc 274 26
EOG Resources Inc 222 18
Hess Corp 60 5
Occidental Petroleum Corp 343 11
Pioneer Natural Resources Co 308 50
Texas Pacific Land Corp 18 29
$ 147
Oil & Gas Services - 0 .00%
Halliburton Co 150 4
Packaging & Containers - 0 .01%
Ball Corp 305 25
Crown Holdings Inc 47 5
Graphic Packaging Holding Co 254 5
Sealed Air Corp 263 15
$ 50
Pharmaceuticals - 4 .23%
AbbVie Inc 5,665 638
Becton Dickinson and Co 7,614 1,852
Cardinal Health Inc 550 31
Cigna Corp 25,474 6,039
Dexcom Inc
(d)
23,034 9,835
Eli Lilly & Co 2,148 493
Herbalife Nutrition Ltd
(d)
56 3
McKesson Corp 74 14
Neurocrine Biosciences Inc
(d)
296 29
Sarepta Therapeutics Inc
(d)
240 19
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 52,355 $ 9,757
$ 28,710
Pipelines - 0 .01%
Cheniere Energy Inc
(d)
754 66
New Fortress Energy Inc 84 3
$ 69
Private Equity - 0 .04%
Ares Management Corp 387 25
Blackstone Group Inc/The 2,183 212
$ 237
Real Estate - 0 .00%
CBRE Group Inc
(d)
56 5
REITs - 1 .55%
American Tower Corp 1,448 391
Brookfield Property REIT Inc 103 2
CoreSite Realty Corp 106 14
Crown Castle International Corp 1,381 269
Equinix Inc 204 164
Equity LifeStyle Properties Inc 293 22
Extra Space Storage Inc 38 6
Iron Mountain Inc 645 27
Lamar Advertising Co 241 25
Public Storage 369 111
SBA Communications Corp 29,293 9,336
Simon Property Group Inc 908 119
$ 10,486
Retail - 4 .64%
AutoZone Inc
(d)
16 24
Best Buy Co Inc 184 21
Burlington Stores Inc
(d)
200 64
CarMax Inc
(d)
43 6
Carvana Co
(d)
8,436 2,547
Chipotle Mexican Grill Inc
(d)
1,219 1,890
Costco Wholesale Corp 17,386 6,879
Darden Restaurants Inc 282 41
Dollar General Corp 15,853 3,430
Domino's Pizza Inc 85 40
Five Below Inc
(d)
177 34
Floor & Decor Holdings Inc
(d)
325 34
Freshpet Inc
(d)
130 21
GameStop Corp
(d),(g)
189 40
Home Depot Inc/The 3,448 1,100
L Brands Inc 435 31
Lithia Motors Inc 8 3
Lowe's Cos Inc 2,302 447
Lululemon Athletica Inc
(d)
22,926 8,367
McDonald's Corp 426 98
Nordstrom Inc
(d)
298 11
O'Reilly Automotive Inc
(d)
68 38
Petco Health & Wellness Co Inc
(d)
23 1
RH
(d)
54 37
Ross Stores Inc 42,141 5,225
Starbucks Corp 3,778 422
Target Corp 714 173
TJX Cos Inc/The 3,866 261
Tractor Supply Co 369 69
Ulta Beauty Inc
(d)
172 59
Vroom Inc
(d),(g)
93 4
Wendy's Co/The 560 13
Williams-Sonoma Inc 182 29
Yum China Holdings Inc 105 7
Yum! Brands Inc 77 9
$ 31,475
Savings & Loans - 0 .00%
Sterling Bancorp/DE 48 1

Schedule of Investments
LargeCap Growth Account I
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3 .33%
Advanced Micro Devices Inc
(d)
22,052 $ 2,071
Allegro MicroSystems Inc
(d)
164 5
Analog Devices Inc 173 30
Applied Materials Inc 2,936 418
ASML Holding NV - NY Reg Shares 7,729 5,340
Broadcom Inc 1,280 610
Brooks Automation Inc 193 18
Entegris Inc 431 53
IPG Photonics Corp
(d)
9 2
KLA Corp 492 160
Lam Research Corp 457 297
Maxim Integrated Products Inc 812 86
Microchip Technology Inc 673 101
Micron Technology Inc
(d)
495 42
MKS Instruments Inc 149 27
Monolithic Power Systems Inc 143 53
NVIDIA Corp 1,919 1,535
NXP Semiconductors NV 51,566 10,608
ON Semiconductor Corp
(d)
733 28
QUALCOMM Inc 3,618 517
Skyworks Solutions Inc 249 48
Teradyne Inc 533 71
Texas Instruments Inc 1,836 353
Xilinx Inc 788 114
$ 22,587
Software - 21 .70%
Adobe Inc
(d)
20,205 11,833
Alteryx Inc
(d)
188 16
ANSYS Inc
(d)
117 41
Aspen Technology Inc
(d)
217 30
Atlassian Corp PLC
(d)
424 109
Autodesk Inc
(d)
36,827 10,750
Bentley Systems Inc 431 28
Bill.com Holdings Inc
(d)
240 44
Broadridge Financial Solutions Inc 337 54
C3.ai Inc
(d),(g)
16 1
Cadence Design Systems Inc
(d)
881 121
CDK Global Inc 58 3
Citrix Systems Inc 141 17
Cloudflare Inc
(d)
759 80
Coupa Software Inc
(d)
234 61
Datadog Inc
(d)
725 75
DocuSign Inc
(d)
611 171
DoubleVerify Holdings Inc
(d)
48 2
Dropbox Inc - A Shares
(d)
976 30
Duck Creek Technologies Inc
(d)
52 2
Dynatrace Inc
(d)
555 32
Elastic NV
(d)
215 31
Electronic Arts Inc 61,894 8,902
Everbridge Inc
(d)
117 16
Fair Isaac Corp
(d)
90 45
Fidelity National Information Services Inc 10,274 1,456
Fiserv Inc
(d)
131 14
Five9 Inc
(d)
213 39
HubSpot Inc
(d)
142 83
Intuit Inc 42,972 21,063
Jack Henry & Associates Inc 62 10
Jamf Holding Corp
(d)
143 5
Manhattan Associates Inc
(d)
109 16
Medallia Inc
(d)
182 6
Microsoft Corp 165,769 44,906
MongoDB Inc
(d)
4,698 1,699
MSCI Inc 183 98
nCino Inc
(d)
150 9
New Relic Inc
(d)
175 12
Nuance Communications Inc
(d)
346 19
Nutanix Inc
(d)
610 23
Oracle Corp 5,203 405
Palantir Technologies Inc
(d)
5,204 137
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paychex Inc 899 $ 96
Paycom Software Inc
(d)
161 59
Pegasystems Inc 122 17
Playtika Holding Corp
(d)
243 6
PTC Inc
(d)
337 48
RingCentral Inc
(d)
256 74
Roper Technologies Inc 16,523 7,769
salesforce.com Inc
(d)
23,517 5,745
ServiceNow Inc
(d)
23,128 12,710
Skillz Inc
(d)
943 20
Slack Technologies Inc
(d)
1,588 70
Smartsheet Inc
(d)
384 28
Snowflake Inc - Class A
(d)
1,721 416
Splunk Inc
(d)
18,279 2,643
Stripe Inc - Class B
(d),(e),(f)
5,754 231
Synopsys Inc
(d)
8,966 2,472
Take-Two Interactive Software Inc
(d)
73 13
Teradata Corp
(d)
297 15
Twilio Inc
(d)
146 58
Tyler Technologies Inc
(d)
112 51
UIPATH Inc - Class A
(d),(f)
22,262 1,512
Unity Software Inc
(d)
471 52
Veeva Systems Inc
(d)
24,162 7,513
VMware Inc
(d),(g)
96 15
Workday Inc
(d)
3,912 934
Zoom Video Communications Inc
(d)
5,687 2,201
Zynga Inc
(d)
1,523 16
$ 147,278
Telecommunications - 0 .02%
Arista Networks Inc
(d)
172 62
CommScope Holding Co Inc
(d)
642 13
Corning Inc 824 34
Switch Inc 367 8
Ubiquiti Inc
(g)
19 6
$ 123
Toys, Games & Hobbies - 0 .00%
Mattel Inc
(d)
1,116 22
Transportation - 0 .26%
CH Robinson Worldwide Inc 83 8
Expeditors International of Washington Inc 392 50
FedEx Corp 341 102
JB Hunt Transport Services Inc 239 39
Kansas City Southern 77 22
Landstar System Inc 105 17
Norfolk Southern Corp 2,505 665
Old Dominion Freight Line Inc 301 76
Union Pacific Corp 1,346 296
United Parcel Service Inc 2,320 482
XPO Logistics Inc
(d)
253 35
$ 1,792
TOTAL COMMON STOCKS $ 658,872
Total Investments $ 680,348
Other Assets and Liabilities -  (0.26)% (1,756)
TOTAL NET ASSETS - 100.00% $ 678,592
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,112 or
0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Growth Account I
June 30, 2021 (unaudited)
See accompanying notes.

(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,075 or 0.16% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 28 .55%
Communications 27 .68%
Consumer, Non-cyclical 24 .07%
Consumer, Cyclical 8 .18%
Financial 5 .78%
Industrial 3 .12%
Basic Materials 1 .49%
Money Market Funds 1 .06%
Investment Companies 0 .19%
Utilities 0 .09%
Energy 0 .05%
Other Assets and Liabilities
( 0 .26 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,012 $ 67,472 $ 67,416 $ 6,068
$ 6,012 $ 67,472 $ 67,416 $ 6,068
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation   0.00% 03/01/2019 $ 119 $ 254 0.04%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 3 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 51 1 0.00%
Nuro - Series C   0.00% 10/30/2020 228 228 0.03%
Rappi Inc - Series E   0.00% 09/08/2020 307 307 0.05%
Rivian Automotive Series D   0.00% 12/23/2019 657 4,286 0.63%
Rivian Automotive Series E   0.00% 07/10/2020 1,402 6,342 0.94%
Rivian Automotive Series F   0.00% 01/19/2021 615 1,168 0.17%
Sila Nano Series F   0.00% 01/07/2021 203 203 0.03%
Stripe Inc - Class B 12/17/2019 90 231 0.03%
UIPATH Inc - Class A 04/21/2021 507 1,512 0.22%
Waymo LLC Series A-2   0.00% 05/08/2020 214 228 0.03%
Total $ 14,763 2.17%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2021 Long 6 $ 1,287 $ 17
Total $ 17
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .66 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
iShares Core S&P 500 ETF 15,016 $ 6,456
Money Market Funds - 0 .45%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
14,151,309 14,151
TOTAL INVESTMENT COMPANIES $ 20,607
COMMON STOCKS - 99 .53 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 33,573 $ 1,091
Omnicom Group Inc 18,356 1,468
$ 2,559
Aerospace & Defense - 1 .54%
Boeing Co/The
(b)
46,917 11,240
General Dynamics Corp 19,538 3,678
Howmet Aerospace Inc
(b)
33,361 1,150
L3Harris Technologies Inc 17,495 3,782
Lockheed Martin Corp 20,875 7,898
Northrop Grumman Corp 12,776 4,643
Raytheon Technologies Corp 129,310 11,031
Teledyne Technologies Inc
(b)
3,963 1,660
TransDigm Group Inc
(b)
4,684 3,032
$ 48,114
Agriculture - 0 .76%
Altria Group Inc 157,948 7,531
Archer-Daniels-Midland Co 47,683 2,890
Philip Morris International Inc 133,016 13,183
$ 23,604
Airlines - 0 .27%
Alaska Air Group Inc
(b)
10,624 641
American Airlines Group Inc
(b)
54,740 1,161
Delta Air Lines Inc
(b)
54,592 2,362
Southwest Airlines Co
(b)
50,472 2,679
United Airlines Holdings Inc
(b)
27,616 1,444
$ 8,287
Apparel - 0 .72%
Hanesbrands Inc 29,795 556
NIKE Inc 108,813 16,811
PVH Corp
(b)
6,082 654
Ralph Lauren Corp 4,118 485
Tapestry Inc
(b)
23,799 1,035
Under Armour Inc - Class A
(b)
16,098 340
Under Armour Inc - Class C
(b)
16,770 311
VF Corp 27,444 2,252
$ 22,444
Automobile Manufacturers - 1 .98%
Cummins Inc 12,479 3,042
Ford Motor Co
(b)
334,629 4,973
General Motors Co
(b)
108,953 6,447
PACCAR Inc 29,628 2,644
Tesla Inc
(b)
65,774 44,707
$ 61,813
Automobile Parts & Equipment - 0 .15%
Aptiv PLC
(b)
23,083 3,632
BorgWarner Inc 20,470 993
$ 4,625
Banks - 5 .25%
Bank of America Corp 643,608 26,536
Bank of New York Mellon Corp/The 68,857 3,528
Citigroup Inc 176,418 12,482
Citizens Financial Group Inc 36,351 1,667
Comerica Inc 11,915 850
Fifth Third Bancorp 60,083 2,297
First Republic Bank/CA 15,020 2,811
Goldman Sachs Group Inc/The 29,037 11,020
Huntington Bancshares Inc/OH 125,928 1,797
JPMorgan Chase & Co 258,359 40,185
KeyCorp 82,831 1,711
M&T Bank Corp 10,980 1,596
Morgan Stanley 127,038 11,648
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Northern Trust Corp 17,764 $ 2,054
PNC Financial Services Group Inc/The 36,260 6,917
Regions Financial Corp 82,042 1,656
State Street Corp 29,683 2,442
SVB Financial Group
(b)
4,635 2,579
Truist Financial Corp 114,780 6,370
US Bancorp 115,699 6,591
Wells Fargo & Co 352,789 15,978
Zions Bancorp NA 13,983 739
$ 163,454
Beverages - 1 .40%
Brown-Forman Corp - B Shares 15,589 1,168
Coca-Cola Co/The 331,191 17,921
Constellation Brands Inc 14,424 3,374
Molson Coors Beverage Co
(b)
16,075 863
Monster Beverage Corp
(b)
31,577 2,884
PepsiCo Inc 117,918 17,472
$ 43,682
Biotechnology - 1 .54%
Alexion Pharmaceuticals Inc
(b)
18,863 3,465
Amgen Inc 49,038 11,953
Biogen Inc
(b)
12,850 4,450
Bio-Rad Laboratories Inc
(b)
1,839 1,185
Corteva Inc 62,911 2,790
Gilead Sciences Inc 107,042 7,371
Illumina Inc
(b)
12,460 5,896
Incyte Corp
(b)
15,954 1,342
Regeneron Pharmaceuticals Inc
(b)
8,936 4,991
Vertex Pharmaceuticals Inc
(b)
22,095 4,455
$ 47,898
Building Materials - 0 .44%
Carrier Global Corp 69,716 3,388
Fortune Brands Home & Security Inc 11,815 1,177
Johnson Controls International plc 61,171 4,198
Martin Marietta Materials Inc 5,323 1,873
Masco Corp 21,661 1,276
Vulcan Materials Co 11,322 1,971
$ 13,883
Chemicals - 1 .68%
Air Products and Chemicals Inc 18,888 5,434
Albemarle Corp 9,961 1,678
Celanese Corp 9,613 1,458
CF Industries Holdings Inc 18,308 942
Dow Inc 63,753 4,034
DuPont de Nemours Inc 45,418 3,516
Eastman Chemical Co 11,651 1,360
Ecolab Inc 21,231 4,373
FMC Corp 11,001 1,190
International Flavors & Fragrances Inc 21,244 3,174
Linde PLC 44,400 12,836
LyondellBasell Industries NV 21,972 2,260
Mosaic Co/The 29,496 941
PPG Industries Inc 20,235 3,435
Sherwin-Williams Co/The 20,429 5,566
$ 52,197
Commercial Services - 2 .45%
Automatic Data Processing Inc 36,318 7,213
Cintas Corp 7,531 2,877
Equifax Inc 10,387 2,488
FleetCor Technologies Inc
(b)
7,113 1,821
Gartner Inc
(b)
7,347 1,779
Global Payments Inc 25,195 4,725
IHS Markit Ltd 31,972 3,602
MarketAxess Holdings Inc 3,241 1,503
Moody's Corp 13,740 4,979
Nielsen Holdings PLC 30,596 755
PayPal Holdings Inc
(b)
100,259 29,223
Quanta Services Inc 11,892 1,077
Robert Half International Inc 9,627 857

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Rollins Inc 18,900 $ 646
S&P Global Inc 20,560 8,439
United Rentals Inc
(b)
6,177 1,971
Verisk Analytics Inc 13,835 2,417
$ 76,372
Computers - 7 .32%
Accenture PLC - Class A 54,250 15,992
Apple Inc 1,338,795 183,361
Cognizant Technology Solutions Corp 45,015 3,118
DXC Technology Co
(b)
21,747 847
Fortinet Inc
(b)
11,569 2,756
Hewlett Packard Enterprise Co 111,457 1,625
HP Inc 102,525 3,095
International Business Machines Corp 76,259 11,179
Leidos Holdings Inc 11,347 1,147
NetApp Inc 18,998 1,554
Seagate Technology Holdings PLC 16,996 1,495
Western Digital Corp
(b)
26,154 1,861
$ 228,030
Consumer Products - 0 .29%
Avery Dennison Corp 7,084 1,489
Church & Dwight Co Inc 20,931 1,784
Clorox Co/The 10,615 1,910
Kimberly-Clark Corp 28,800 3,853
$ 9,036
Cosmetics & Personal Care - 1 .30%
Colgate-Palmolive Co 72,203 5,874
Estee Lauder Cos Inc/The 19,791 6,295
Procter & Gamble Co/The
(d)
208,952 28,194
$ 40,363
Distribution & Wholesale - 0 .30%
Copart Inc
(b)
17,768 2,342
Fastenal Co 49,018 2,549
LKQ Corp
(b)
23,727 1,168
Pool Corp 3,426 1,572
WW Grainger Inc 3,736 1,636
$ 9,267
Diversified Financial Services - 4 .06%
American Express Co 55,535 9,176
Ameriprise Financial Inc 9,893 2,462
BlackRock Inc 12,106 10,593
Capital One Financial Corp 38,535 5,961
Cboe Global Markets Inc 9,106 1,084
Charles Schwab Corp/The 128,008 9,320
CME Group Inc 30,647 6,518
Discover Financial Services 26,023 3,078
Franklin Resources Inc 23,244 744
Intercontinental Exchange Inc 48,030 5,701
Invesco Ltd 32,294 863
Mastercard Inc 74,662 27,258
Nasdaq Inc 9,804 1,724
Raymond James Financial Inc 10,439 1,356
Synchrony Financial 46,165 2,240
T Rowe Price Group Inc 19,363 3,833
Visa Inc 144,392 33,762
Western Union Co/The 34,930 802
$ 126,475
Electric - 2 .30%
AES Corp/The 56,865 1,483
Alliant Energy Corp 21,348 1,190
Ameren Corp 21,810 1,746
American Electric Power Co Inc 42,652 3,608
CenterPoint Energy Inc 49,543 1,215
CMS Energy Corp 24,704 1,460
Consolidated Edison Inc 29,258 2,098
Dominion Energy Inc 68,834 5,064
DTE Energy Co 16,534 2,143
Duke Energy Corp 65,650 6,481
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 32,383 $ 1,872
Entergy Corp 17,125 1,707
Evergy Inc 19,567 1,183
Eversource Energy 29,313 2,352
Exelon Corp 83,399 3,695
FirstEnergy Corp 46,420 1,727
NextEra Energy Inc 167,403 12,267
NRG Energy Inc 20,889 842
Pinnacle West Capital Corp 9,622 789
PPL Corp 65,668 1,837
Public Service Enterprise Group Inc 43,108 2,575
Sempra Energy 26,890 3,562
Southern Co/The 90,351 5,467
WEC Energy Group Inc 26,921 2,395
Xcel Energy Inc 45,934 3,026
$ 71,784
Electrical Components & Equipment - 0 .31%
AMETEK Inc 19,708 2,631
Emerson Electric Co 51,182 4,926
Generac Holdings Inc
(b)
5,373 2,230
$ 9,787
Electronics - 1 .21%
Agilent Technologies Inc 25,900 3,828
Allegion plc 7,680 1,070
Amphenol Corp 51,006 3,489
Fortive Corp 28,892 2,015
Garmin Ltd 12,791 1,850
Honeywell International Inc 59,278 13,003
Keysight Technologies Inc
(b)
15,725 2,428
Mettler-Toledo International Inc
(b)
1,986 2,751
TE Connectivity Ltd 28,185 3,811
Trimble Inc
(b)
21,419 1,753
Waters Corp
(b)
5,266 1,820
$ 37,818
Energy - Alternate Sources - 0 .07%
Enphase Energy Inc
(b)
11,581 2,127
Engineering & Construction - 0 .05%
Jacobs Engineering Group Inc 11,113 1,483
Entertainment - 0 .12%
Caesars Entertainment Inc
(b)
17,811 1,848
Live Nation Entertainment Inc
(b)
12,330 1,080
Penn National Gaming Inc
(b)
12,677 970
$ 3,898
Environmental Control - 0 .24%
Pentair PLC 14,184 957
Republic Services Inc 17,970 1,977
Waste Management Inc 33,147 4,644
$ 7,578
Food - 1 .02%
Campbell Soup Co 17,326 790
Conagra Brands Inc 40,964 1,490
General Mills Inc 52,061 3,172
Hershey Co/The 12,493 2,176
Hormel Foods Corp 24,057 1,149
J M Smucker Co/The 9,352 1,212
Kellogg Co 21,506 1,383
Kraft Heinz Co/The 55,327 2,256
Kroger Co/The 64,618 2,475
Lamb Weston Holdings Inc 12,484 1,007
McCormick & Co Inc/MD 21,251 1,877
Mondelez International Inc 119,890 7,486
Sysco Corp 43,662 3,395
Tyson Foods Inc 25,158 1,856
$ 31,724
Forest Products & Paper - 0 .07%
International Paper Co 33,435 2,050

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 11,152 $ 1,072
NiSource Inc 33,474 820
$ 1,892
Hand & Machine Tools - 0 .12%
Snap-on Inc 4,616 1,031
Stanley Black & Decker Inc 13,783 2,826
$ 3,857
Healthcare - Products - 3 .91%
Abbott Laboratories 151,646 17,580
ABIOMED Inc
(b)
3,865 1,206
Align Technology Inc
(b)
6,146 3,755
Baxter International Inc 42,919 3,455
Boston Scientific Corp
(b)
121,270 5,186
Cooper Cos Inc/The 4,203 1,666
Danaher Corp 54,179 14,539
DENTSPLY SIRONA Inc 18,634 1,179
Edwards Lifesciences Corp
(b)
53,056 5,495
Henry Schein Inc
(b)
12,009 891
Hologic Inc
(b)
21,870 1,459
IDEXX Laboratories Inc
(b)
7,279 4,597
Intuitive Surgical Inc
(b)
10,106 9,294
Medtronic PLC 114,828 14,254
PerkinElmer Inc 9,566 1,477
ResMed Inc 12,419 3,062
STERIS PLC 8,333 1,719
Stryker Corp 27,974 7,266
Teleflex Inc 3,988 1,602
Thermo Fisher Scientific Inc 33,544 16,922
West Pharmaceutical Services Inc 6,301 2,263
Zimmer Biomet Holdings Inc 17,793 2,861
$ 121,728
Healthcare - Services - 2 .12%
Anthem Inc 20,896 7,978
Catalent Inc
(b)
14,538 1,572
Centene Corp
(b)
49,734 3,627
Charles River Laboratories International Inc
(b)
4,288 1,586
DaVita Inc
(b)
5,983 721
HCA Healthcare Inc 22,432 4,638
Humana Inc 11,010 4,874
IQVIA Holdings Inc
(b)
16,357 3,964
Laboratory Corp of America Holdings
(b)
8,333 2,299
Quest Diagnostics Inc 11,150 1,471
UnitedHealth Group Inc 80,544 32,253
Universal Health Services Inc 6,654 974
$ 65,957
Home Builders - 0 .24%
DR Horton Inc 27,999 2,531
Lennar Corp - A Shares 23,535 2,338
NVR Inc
(b)
292 1,452
PulteGroup Inc 22,574 1,232
$ 7,553
Home Furnishings - 0 .06%
Leggett & Platt Inc 11,371 589
Whirlpool Corp 5,345 1,165
$ 1,754
Housewares - 0 .03%
Newell Brands Inc 32,305 887
Insurance - 3 .29%
Aflac Inc 53,949 2,895
Allstate Corp/The 25,549 3,333
American International Group Inc 73,241 3,486
Aon PLC 19,258 4,598
Arthur J Gallagher & Co 17,486 2,449
Assurant Inc 5,169 807
Berkshire Hathaway Inc - Class B
(b)
161,764 44,957
Chubb Ltd 38,379 6,100
Cincinnati Financial Corp 12,786 1,491
Everest Re Group Ltd 3,421 862
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Globe Life Inc 8,092 $ 771
Hartford Financial Services Group Inc/The 30,485 1,889
Lincoln National Corp 15,274 960
Loews Corp 19,094 1,044
Marsh & McLennan Cos Inc 43,401 6,106
MetLife Inc 63,509 3,801
Principal Financial Group Inc 21,592 1,364
Progressive Corp/The 49,941 4,905
Prudential Financial Inc 33,628 3,446
Travelers Cos Inc/The 21,466 3,214
Unum Group 17,431 495
W R Berkley Corp 11,959 890
Willis Towers Watson PLC 11,007 2,532
$ 102,395
Internet - 11 .79%
Alphabet Inc - A Shares
(b)
25,667 62,673
Alphabet Inc - C Shares
(b)
24,303 60,911
Amazon.com Inc
(b)
36,586 125,861
Booking Holdings Inc
(b)
3,503 7,665
CDW Corp/DE 11,967 2,090
eBay Inc 55,236 3,878
Etsy Inc
(b)
10,847 2,233
Expedia Group Inc
(b)
12,072 1,976
F5 Networks Inc
(b)
5,088 950
Facebook Inc
(b)
204,497 71,106
Netflix Inc
(b)
37,843 19,989
NortonLifeLock Inc 49,498 1,347
Twitter Inc
(b)
68,117 4,687
VeriSign Inc
(b)
8,459 1,926
$ 367,292
Iron & Steel - 0 .08%
Nucor Corp 25,539 2,450
Leisure Products & Services - 0 .14%
Carnival Corp
(b)
68,132 1,796
Norwegian Cruise Line Holdings Ltd
(b)
31,572 929
Royal Caribbean Cruises Ltd
(b)
18,685 1,593
$ 4,318
Lodging - 0 .32%
Hilton Worldwide Holdings Inc
(b)
23,772 2,867
Las Vegas Sands Corp
(b)
28,036 1,477
Marriott International Inc/MD
(b)
22,789 3,111
MGM Resorts International 34,750 1,482
Wynn Resorts Ltd
(b)
8,982 1,099
$ 10,036
Machinery - Construction & Mining - 0 .33%
Caterpillar Inc 46,752 10,175
Machinery - Diversified - 0 .74%
Deere & Co 26,624 9,391
Dover Corp 12,283 1,850
IDEX Corp 6,480 1,426
Ingersoll Rand Inc
(b)
31,861 1,555
Otis Worldwide Corp 34,430 2,815
Rockwell Automation Inc 9,906 2,833
Westinghouse Air Brake Technologies Corp 15,162 1,248
Xylem Inc/NY 15,367 1,843
$ 22,961
Media - 2 .09%
Charter Communications Inc
(b)
11,755 8,481
Comcast Corp - Class A 391,304 22,312
Discovery Inc - A Shares
(b)
14,394 442
Discovery Inc - C Shares
(b)
25,641 743
DISH Network Corp
(b)
21,205 886
Fox Corp - A Shares 27,905 1,036
Fox Corp - B Shares 12,971 457
News Corp - A Shares 33,386 860
News Corp - B Shares 10,393 253
ViacomCBS Inc - Class B 51,685 2,336

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The
(b)
155,070 $ 27,257
$ 65,063
Mining - 0 .29%
Freeport-McMoRan Inc 125,078 4,641
Newmont Corp 68,376 4,334
$ 8,975
Miscellaneous Manufacturers - 1 .27%
3M Co 49,473 9,827
A O Smith Corp 11,478 827
Eaton Corp PLC 34,010 5,040
General Electric Co 749,235 10,085
Illinois Tool Works Inc 24,535 5,485
Parker-Hannifin Corp 11,014 3,382
Textron Inc 19,265 1,325
Trane Technologies PLC 20,410 3,758
$ 39,729
Office & Business Equipment - 0 .08%
Zebra Technologies Corp
(b)
4,567 2,418
Oil & Gas - 2 .35%
APA Corp 32,258 698
Cabot Oil & Gas Corp 34,110 596
Chevron Corp 164,955 17,277
ConocoPhillips 115,171 7,014
Devon Energy Corp 50,838 1,484
Diamondback Energy Inc 15,447 1,450
EOG Resources Inc 49,809 4,156
Exxon Mobil Corp 361,321 22,792
Hess Corp 23,427 2,046
Marathon Oil Corp 67,259 916
Marathon Petroleum Corp 55,702 3,366
Occidental Petroleum Corp 71,698 2,242
Phillips 66 37,370 3,207
Pioneer Natural Resources Co 19,779 3,214
Valero Energy Corp 34,886 2,724
$ 73,182
Oil & Gas Services - 0 .24%
Baker Hughes Co 62,084 1,420
Halliburton Co 75,935 1,755
NOV Inc
(b)
33,340 511
Schlumberger NV 119,343 3,820
$ 7,506
Packaging & Containers - 0 .22%
Amcor PLC 131,589 1,508
Ball Corp 28,015 2,270
Packaging Corp of America 8,107 1,098
Sealed Air Corp 12,973 768
Westrock Co 22,712 1,209
$ 6,853
Pharmaceuticals - 5 .12%
AbbVie Inc 150,742 16,980
AmerisourceBergen Corp 12,622 1,445
Becton Dickinson and Co 24,820 6,036
Bristol-Myers Squibb Co 190,661 12,740
Cardinal Health Inc 24,765 1,414
Cigna Corp 29,288 6,943
CVS Health Corp 112,365 9,376
Dexcom Inc
(b)
8,253 3,524
Eli Lilly & Co 67,935 15,592
Johnson & Johnson 224,753 37,026
McKesson Corp 13,501 2,582
Merck & Co Inc 216,105 16,806
Organon & Co
(b)
21,595 653
Perrigo Co PLC 11,398 523
Pfizer Inc 477,749 18,709
Viatris Inc 103,155 1,474
Zoetis Inc 40,520 7,551
$ 159,374
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .25%
Kinder Morgan Inc 166,217 $ 3,030
ONEOK Inc 38,025 2,116
Williams Cos Inc/The 103,676 2,752
$ 7,898
Real Estate - 0 .08%
CBRE Group Inc
(b)
28,647 2,456
REITs - 2 .48%
Alexandria Real Estate Equities Inc 11,707 2,130
American Tower Corp 38,807 10,483
AvalonBay Communities Inc 11,914 2,486
Boston Properties Inc 12,121 1,389
Crown Castle International Corp 36,886 7,196
Digital Realty Trust Inc 24,032 3,616
Duke Realty Corp 32,003 1,515
Equinix Inc 7,645 6,136
Equity Residential 29,366 2,261
Essex Property Trust Inc 5,547 1,664
Extra Space Storage Inc 11,413 1,870
Federal Realty Investment Trust 6,038 708
Healthpeak Properties Inc 45,996 1,531
Host Hotels & Resorts Inc
(b)
60,262 1,030
Iron Mountain Inc 24,642 1,043
Kimco Realty Corp 36,994 771
Mid-America Apartment Communities Inc 9,771 1,646
Prologis Inc 63,137 7,547
Public Storage 12,992 3,907
Realty Income Corp 31,883 2,128
Regency Centers Corp 13,482 864
SBA Communications Corp 9,332 2,974
Simon Property Group Inc 28,039 3,659
UDR Inc 25,334 1,241
Ventas Inc 32,017 1,828
Vornado Realty Trust 13,399 625
Welltower Inc 35,634 2,961
Weyerhaeuser Co 63,943 2,201
$ 77,410
Retail - 5 .03%
Advance Auto Parts Inc 5,585 1,146
AutoZone Inc
(b)
1,846 2,755
Best Buy Co Inc 19,027 2,188
CarMax Inc
(b)
13,924 1,798
Chipotle Mexican Grill Inc
(b)
2,402 3,724
Costco Wholesale Corp 37,729 14,928
Darden Restaurants Inc 11,167 1,630
Dollar General Corp 20,161 4,363
Dollar Tree Inc
(b)
19,798 1,970
Domino's Pizza Inc 3,313 1,546
Gap Inc/The 17,724 596
Genuine Parts Co 12,330 1,559
Home Depot Inc/The 90,748 28,939
L Brands Inc 19,994 1,441
Lowe's Cos Inc 60,333 11,703
McDonald's Corp 63,683 14,710
O'Reilly Automotive Inc
(b)
5,954 3,371
Ross Stores Inc 30,435 3,774
Starbucks Corp 100,564 11,244
Target Corp 42,225 10,208
TJX Cos Inc/The 102,928 6,939
Tractor Supply Co 9,837 1,830
Ulta Beauty Inc
(b)
4,674 1,616
Walgreens Boots Alliance Inc 61,232 3,221
Walmart Inc 117,188 16,526
Yum! Brands Inc 25,427 2,925
$ 156,650
Savings & Loans - 0 .02%
People's United Financial Inc 36,497 626

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .66%
Advanced Micro Devices Inc
(b)
103,698 $ 9,740
Analog Devices Inc 31,478 5,419
Applied Materials Inc 78,319 11,153
Broadcom Inc 34,847 16,616
Intel Corp 344,634 19,348
IPG Photonics Corp
(b)
3,063 646
KLA Corp 13,083 4,242
Lam Research Corp 12,173 7,921
Maxim Integrated Products Inc 22,904 2,413
Microchip Technology Inc 23,345 3,496
Micron Technology Inc
(b)
95,709 8,133
Monolithic Power Systems Inc 3,670 1,370
NVIDIA Corp 53,171 42,542
NXP Semiconductors NV 23,536 4,842
Qorvo Inc
(b)
9,609 1,880
QUALCOMM Inc 96,273 13,760
Skyworks Solutions Inc 14,090 2,702
Teradyne Inc 14,192 1,901
Texas Instruments Inc 78,820 15,157
Xilinx Inc 20,981 3,035
$ 176,316
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 3,433 724
Software - 10 .03%
Activision Blizzard Inc 66,316 6,329
Adobe Inc
(b)
40,796 23,892
Akamai Technologies Inc
(b)
13,910 1,622
ANSYS Inc
(b)
7,438 2,581
Autodesk Inc
(b)
18,777 5,481
Broadridge Financial Solutions Inc 9,911 1,601
Cadence Design Systems Inc
(b)
23,751 3,250
Cerner Corp 25,718 2,010
Citrix Systems Inc 10,597 1,243
Electronic Arts Inc 24,427 3,513
Fidelity National Information Services Inc 52,926 7,498
Fiserv Inc
(b)
50,832 5,433
Intuit Inc 23,322 11,432
Jack Henry & Associates Inc 6,340 1,037
Microsoft Corp 642,801 174,135
MSCI Inc 7,035 3,750
Oracle Corp 155,045 12,069
Paychex Inc 27,372 2,937
Paycom Software Inc
(b)
4,192 1,524
PTC Inc
(b)
8,975 1,268
Roper Technologies Inc 8,981 4,223
salesforce.com Inc
(b)
79,031 19,305
ServiceNow Inc
(b)
16,851 9,260
Synopsys Inc
(b)
13,020 3,591
Take-Two Interactive Software Inc
(b)
9,870 1,747
Tyler Technologies Inc
(b)
3,476 1,572
$ 312,303
Telecommunications - 2 .35%
Arista Networks Inc
(b)
4,689 1,699
AT&T Inc 609,380 17,538
Cisco Systems Inc/Delaware 359,673 19,062
Corning Inc 66,121 2,704
Juniper Networks Inc 27,971 765
Lumen Technologies Inc 84,901 1,154
Motorola Solutions Inc 14,480 3,140
T-Mobile US Inc
(b)
50,015 7,244
Verizon Communications Inc 353,344 19,798
$ 73,104
Textiles - 0 .03%
Mohawk Industries Inc
(b)
4,998 961
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 10,919 1,032
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .66%
CH Robinson Worldwide Inc 11,352 $ 1,063
CSX Corp 193,929 6,221
Expeditors International of Washington Inc 14,415 1,825
FedEx Corp 20,834 6,215
JB Hunt Transport Services Inc 7,124 1,161
Kansas City Southern 7,760 2,199
Norfolk Southern Corp 21,358 5,669
Old Dominion Freight Line Inc 8,116 2,060
Union Pacific Corp 56,698 12,469
United Parcel Service Inc 61,733 12,839
$ 51,721
Water - 0 .08%
American Water Works Co Inc 15,487 2,387
TOTAL COMMON STOCKS $ 3,100,295
Total Investments $ 3,120,902
Other Assets and Liabilities -  (0.19)% (5,963)
TOTAL NET ASSETS - 100.00% $ 3,114,939
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,666 or 0.05% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .09%
Consumer, Non-cyclical 19 .91%
Communications 16 .31%
Financial 15 .18%
Consumer, Cyclical 9 .42%
Industrial 8 .15%
Energy 2 .91%
Utilities 2 .44%
Basic Materials 2 .12%
Money Market Funds 0 .45%
Investment Companies 0 .21%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 49,065 $ 203,816 $ 238,730 $ 14,151
$ 49,065 $ 203,816 $ 238,730 $ 14,151
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2021 Long 66 $ 14,152 $ 174
Total $ 174
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .55 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .14%
iShares Core S&P 500 ETF 816 $ 351
Money Market Funds - 6 .41%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
15,672,236 15,672
TOTAL INVESTMENT COMPANIES $ 16,023
COMMON STOCKS - 93 .58 % Shares Held Value (000's)
Advertising - 0 .08%
Interpublic Group of Cos Inc/The 2,479 $ 81
Omnicom Group Inc 1,355 108
$ 189
Aerospace & Defense - 1 .45%
Boeing Co/The
(b)
3,464 830
General Dynamics Corp 1,444 272
Howmet Aerospace Inc
(b)
2,463 85
L3Harris Technologies Inc 1,292 279
Lockheed Martin Corp 1,543 584
Northrop Grumman Corp 944 343
Raytheon Technologies Corp 9,551 815
Teledyne Technologies Inc
(b)
292 122
TransDigm Group Inc
(b)
346 224
$ 3,554
Agriculture - 0 .71%
Altria Group Inc 11,666 556
Archer-Daniels-Midland Co 3,521 213
Philip Morris International Inc 9,823 974
$ 1,743
Airlines - 0 .25%
Alaska Air Group Inc
(b)
784 47
American Airlines Group Inc
(b)
4,042 86
Delta Air Lines Inc
(b)
4,031 174
Southwest Airlines Co
(b)
3,726 198
United Airlines Holdings Inc
(b)
2,038 107
$ 612
Apparel - 0 .68%
Hanesbrands Inc 2,195 41
NIKE Inc 8,035 1,241
PVH Corp
(b)
448 48
Ralph Lauren Corp 303 36
Tapestry Inc
(b)
1,757 77
Under Armour Inc - Class A
(b)
1,186 25
Under Armour Inc - Class C
(b)
1,237 23
VF Corp 2,025 166
$ 1,657
Automobile Manufacturers - 1 .87%
Cummins Inc 922 225
Ford Motor Co
(b)
24,714 367
General Motors Co
(b)
8,046 476
PACCAR Inc 2,187 195
Tesla Inc
(b)
4,857 3,302
$ 4,565
Automobile Parts & Equipment - 0 .14%
Aptiv PLC
(b)
1,703 268
BorgWarner Inc 1,510 73
$ 341
Banks - 4 .93%
Bank of America Corp 47,535 1,960
Bank of New York Mellon Corp/The 5,085 260
Citigroup Inc 13,030 922
Citizens Financial Group Inc 2,684 123
Comerica Inc 879 63
Fifth Third Bancorp 4,438 170
First Republic Bank/CA 1,108 207
Goldman Sachs Group Inc/The 2,145 814
Huntington Bancshares Inc/OH 9,299 133
JPMorgan Chase & Co 19,082 2,968
KeyCorp 6,117 126
M&T Bank Corp 810 118
Morgan Stanley 9,383 860
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Northern Trust Corp 1,311 $ 152
PNC Financial Services Group Inc/The 2,677 511
Regions Financial Corp 6,058 122
State Street Corp 2,193 180
SVB Financial Group
(b)
342 190
Truist Financial Corp 8,478 471
US Bancorp 8,546 487
Wells Fargo & Co 26,055 1,180
Zions Bancorp NA 1,033 55
$ 12,072
Beverages - 1 .32%
Brown-Forman Corp - B Shares 1,150 86
Coca-Cola Co/The 24,460 1,324
Constellation Brands Inc 1,065 249
Molson Coors Beverage Co
(b)
1,186 64
Monster Beverage Corp
(b)
2,331 213
PepsiCo Inc 8,708 1,290
$ 3,226
Biotechnology - 1 .45%
Alexion Pharmaceuticals Inc
(b)
1,392 256
Amgen Inc 3,623 883
Biogen Inc
(b)
950 329
Bio-Rad Laboratories Inc
(b)
137 88
Corteva Inc 4,647 206
Gilead Sciences Inc 7,906 545
Illumina Inc
(b)
920 435
Incyte Corp
(b)
1,177 99
Regeneron Pharmaceuticals Inc
(b)
660 369
Vertex Pharmaceuticals Inc
(b)
1,633 329
$ 3,539
Building Materials - 0 .42%
Carrier Global Corp 5,148 250
Fortune Brands Home & Security Inc 872 87
Johnson Controls International plc 4,519 310
Martin Marietta Materials Inc 393 138
Masco Corp 1,601 94
Vulcan Materials Co 835 146
$ 1,025
Chemicals - 1 .57%
Air Products and Chemicals Inc 1,395 401
Albemarle Corp 735 124
Celanese Corp 710 108
CF Industries Holdings Inc 1,352 69
Dow Inc 4,708 298
DuPont de Nemours Inc 3,355 260
Eastman Chemical Co 859 100
Ecolab Inc 1,567 323
FMC Corp 812 88
International Flavors & Fragrances Inc 1,568 234
Linde PLC 3,280 948
LyondellBasell Industries NV 1,622 167
Mosaic Co/The 2,177 69
PPG Industries Inc 1,494 254
Sherwin-Williams Co/The 1,508 411
$ 3,854
Commercial Services - 2 .30%
Automatic Data Processing Inc 2,684 533
Cintas Corp 557 213
Equifax Inc 766 183
FleetCor Technologies Inc
(b)
525 134
Gartner Inc
(b)
543 132
Global Payments Inc 1,860 349
IHS Markit Ltd 2,360 266
MarketAxess Holdings Inc 240 111
Moody's Corp 1,015 368
Nielsen Holdings PLC 2,259 56
PayPal Holdings Inc
(b)
7,404 2,158
Quanta Services Inc 877 79
Robert Half International Inc 711 63

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Rollins Inc 1,393 $ 48
S&P Global Inc 1,518 623
United Rentals Inc
(b)
456 145
Verisk Analytics Inc 1,022 179
$ 5,640
Computers - 6 .88%
Accenture PLC - Class A 4,005 1,181
Apple Inc 98,881 13,543
Cognizant Technology Solutions Corp 3,325 230
DXC Technology Co
(b)
1,605 63
Fortinet Inc
(b)
853 203
Hewlett Packard Enterprise Co 8,231 120
HP Inc 7,573 229
International Business Machines Corp 5,631 825
Leidos Holdings Inc 839 85
NetApp Inc 1,402 115
Seagate Technology Holdings PLC 1,256 110
Western Digital Corp
(b)
1,931 137
$ 16,841
Consumer Products - 0 .27%
Avery Dennison Corp 522 110
Church & Dwight Co Inc 1,545 132
Clorox Co/The 784 141
Kimberly-Clark Corp 2,126 284
$ 667
Cosmetics & Personal Care - 1 .22%
Colgate-Palmolive Co 5,333 434
Estee Lauder Cos Inc/The 1,461 465
Procter & Gamble Co/The 15,433 2,082
$ 2,981
Distribution & Wholesale - 0 .28%
Copart Inc
(b)
1,312 173
Fastenal Co 3,620 188
LKQ Corp
(b)
1,755 86
Pool Corp 254 117
WW Grainger Inc 277 121
$ 685
Diversified Financial Services - 3 .82%
American Express Co 4,102 678
Ameriprise Financial Inc 731 182
BlackRock Inc 895 783
Capital One Financial Corp 2,847 440
Cboe Global Markets Inc 672 80
Charles Schwab Corp/The 9,453 688
CME Group Inc 2,262 481
Discover Financial Services 1,923 228
Franklin Resources Inc 1,716 55
Intercontinental Exchange Inc 3,546 421
Invesco Ltd 2,384 64
Mastercard Inc 5,516 2,014
Nasdaq Inc 724 127
Raymond James Financial Inc 770 100
Synchrony Financial 3,410 165
T Rowe Price Group Inc 1,431 283
Visa Inc 10,665 2,494
Western Union Co/The 2,581 59
$ 9,342
Electric - 2 .17%
AES Corp/The 4,203 109
Alliant Energy Corp 1,576 88
Ameren Corp 1,610 129
American Electric Power Co Inc 3,149 266
CenterPoint Energy Inc 3,658 90
CMS Energy Corp 1,824 108
Consolidated Edison Inc 2,160 155
Dominion Energy Inc 5,083 374
DTE Energy Co 1,221 158
Duke Energy Corp 4,848 479
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Edison International 2,391 $ 138
Entergy Corp 1,264 126
Evergy Inc 1,444 87
Eversource Energy 2,164 174
Exelon Corp 6,159 273
FirstEnergy Corp 3,428 127
NextEra Energy Inc 12,362 906
NRG Energy Inc 1,542 62
Pinnacle West Capital Corp 708 58
PPL Corp 4,849 136
Public Service Enterprise Group Inc 3,183 190
Sempra Energy 1,985 263
Southern Co/The 6,672 404
WEC Energy Group Inc 1,987 177
Xcel Energy Inc 3,391 223
$ 5,300
Electrical Components & Equipment - 0 .30%
AMETEK Inc 1,455 194
Emerson Electric Co 3,779 364
Generac Holdings Inc
(b)
397 165
$ 723
Electronics - 1 .14%
Agilent Technologies Inc 1,914 283
Allegion plc 567 79
Amphenol Corp 3,768 258
Fortive Corp 2,133 149
Garmin Ltd 943 136
Honeywell International Inc 4,377 960
Keysight Technologies Inc
(b)
1,162 180
Mettler-Toledo International Inc
(b)
147 204
TE Connectivity Ltd 2,081 281
Trimble Inc
(b)
1,581 129
Waters Corp
(b)
390 135
$ 2,794
Energy - Alternate Sources - 0 .06%
Enphase Energy Inc
(b)
854 157
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 820 109
Entertainment - 0 .12%
Caesars Entertainment Inc
(b)
1,315 136
Live Nation Entertainment Inc
(b)
909 80
Penn National Gaming Inc
(b)
936 72
$ 288
Environmental Control - 0 .23%
Pentair PLC 1,046 71
Republic Services Inc 1,326 146
Waste Management Inc 2,449 343
$ 560
Food - 0 .96%
Campbell Soup Co 1,276 58
Conagra Brands Inc 3,026 110
General Mills Inc 3,846 234
Hershey Co/The 922 161
Hormel Foods Corp 1,776 85
J M Smucker Co/The 690 89
Kellogg Co 1,589 102
Kraft Heinz Co/The 4,085 167
Kroger Co/The 4,773 183
Lamb Weston Holdings Inc 921 74
McCormick & Co Inc/MD 1,568 138
Mondelez International Inc 8,855 553
Sysco Corp 3,224 251
Tyson Foods Inc 1,857 137
$ 2,342
Forest Products & Paper - 0 .06%
International Paper Co 2,470 151

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 823 $ 79
NiSource Inc 2,471 61
$ 140
Hand & Machine Tools - 0 .12%
Snap-on Inc 340 76
Stanley Black & Decker Inc 1,017 209
$ 285
Healthcare - Products - 3 .67%
Abbott Laboratories 11,199 1,298
ABIOMED Inc
(b)
286 89
Align Technology Inc
(b)
454 277
Baxter International Inc 3,170 255
Boston Scientific Corp
(b)
8,955 383
Cooper Cos Inc/The 311 123
Danaher Corp 4,001 1,074
DENTSPLY SIRONA Inc 1,376 87
Edwards Lifesciences Corp
(b)
3,919 406
Henry Schein Inc
(b)
887 66
Hologic Inc
(b)
1,616 108
IDEXX Laboratories Inc
(b)
538 340
Intuitive Surgical Inc
(b)
747 687
Medtronic PLC 8,481 1,053
PerkinElmer Inc 706 109
ResMed Inc 916 226
STERIS PLC 614 127
Stryker Corp 2,065 536
Teleflex Inc 295 119
Thermo Fisher Scientific Inc 2,478 1,250
West Pharmaceutical Services Inc 467 168
Zimmer Biomet Holdings Inc 1,314 211
$ 8,992
Healthcare - Services - 1 .99%
Anthem Inc 1,544 589
Catalent Inc
(b)
1,073 116
Centene Corp
(b)
3,673 268
Charles River Laboratories International Inc
(b)
317 117
DaVita Inc
(b)
442 53
HCA Healthcare Inc 1,657 343
Humana Inc 813 360
IQVIA Holdings Inc
(b)
1,207 292
Laboratory Corp of America Holdings
(b)
614 169
Quest Diagnostics Inc 823 109
UnitedHealth Group Inc 5,950 2,383
Universal Health Services Inc 490 72
$ 4,871
Home Builders - 0 .23%
DR Horton Inc 2,069 187
Lennar Corp - A Shares 1,738 173
NVR Inc
(b)
22 109
PulteGroup Inc 1,668 91
$ 560
Home Furnishings - 0 .05%
Leggett & Platt Inc 839 43
Whirlpool Corp 394 86
$ 129
Housewares - 0 .03%
Newell Brands Inc 2,385 66
Insurance - 3 .09%
Aflac Inc 3,985 214
Allstate Corp/The 1,887 246
American International Group Inc 5,410 257
Aon PLC 1,421 339
Arthur J Gallagher & Co 1,290 181
Assurant Inc 380 59
Berkshire Hathaway Inc - Class B
(b)
11,948 3,321
Chubb Ltd 2,833 450
Cincinnati Financial Corp 943 110
Everest Re Group Ltd 252 63
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Globe Life Inc 598 $ 57
Hartford Financial Services Group Inc/The 2,250 139
Lincoln National Corp 1,129 71
Loews Corp 1,411 77
Marsh & McLennan Cos Inc 3,204 451
MetLife Inc 4,691 281
Principal Financial Group Inc 1,596 101
Progressive Corp/The 3,687 362
Prudential Financial Inc 2,485 255
Travelers Cos Inc/The 1,586 237
Unum Group 1,286 37
W R Berkley Corp 883 66
Willis Towers Watson PLC 812 187
$ 7,561
Internet - 11 .09%
Alphabet Inc - A Shares
(b)
1,896 4,630
Alphabet Inc - C Shares
(b)
1,795 4,499
Amazon.com Inc
(b)
2,702 9,295
Booking Holdings Inc
(b)
259 567
CDW Corp/DE 884 154
eBay Inc 4,079 286
Etsy Inc
(b)
800 165
Expedia Group Inc
(b)
891 146
F5 Networks Inc
(b)
376 70
Facebook Inc
(b)
15,105 5,252
Netflix Inc
(b)
2,795 1,476
NortonLifeLock Inc 3,657 100
Twitter Inc
(b)
5,030 346
VeriSign Inc
(b)
624 142
$ 27,128
Iron & Steel - 0 .07%
Nucor Corp 1,885 181
Leisure Products & Services - 0 .13%
Carnival Corp
(b)
5,031 133
Norwegian Cruise Line Holdings Ltd
(b)
2,331 68
Royal Caribbean Cruises Ltd
(b)
1,379 118
$ 319
Lodging - 0 .30%
Hilton Worldwide Holdings Inc
(b)
1,754 212
Las Vegas Sands Corp
(b)
2,070 109
Marriott International Inc/MD
(b)
1,682 230
MGM Resorts International 2,567 109
Wynn Resorts Ltd
(b)
662 81
$ 741
Machinery - Construction & Mining - 0 .31%
Caterpillar Inc 3,452 751
Machinery - Diversified - 0 .69%
Deere & Co 1,968 694
Dover Corp 906 137
IDEX Corp 477 105
Ingersoll Rand Inc
(b)
2,353 115
Otis Worldwide Corp 2,543 208
Rockwell Automation Inc 731 209
Westinghouse Air Brake Technologies Corp 1,119 92
Xylem Inc/NY 1,134 136
$ 1,696
Media - 1 .96%
Charter Communications Inc
(b)
869 627
Comcast Corp - Class A 28,899 1,648
Discovery Inc - A Shares
(b)
1,062 33
Discovery Inc - C Shares
(b)
1,892 55
DISH Network Corp
(b)
1,565 65
Fox Corp - A Shares 2,062 76
Fox Corp - B Shares 959 34
News Corp - A Shares 2,465 63
News Corp - B Shares 765 19
ViacomCBS Inc - Class B 3,816 172

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Walt Disney Co/The
(b)
11,451 $ 2,013
$ 4,805
Mining - 0 .27%
Freeport-McMoRan Inc 9,236 343
Newmont Corp 5,049 320
$ 663
Miscellaneous Manufacturers - 1 .20%
3M Co 3,653 726
A O Smith Corp 848 61
Eaton Corp PLC 2,511 372
General Electric Co 55,336 745
Illinois Tool Works Inc 1,813 405
Parker-Hannifin Corp 813 250
Textron Inc 1,423 98
Trane Technologies PLC 1,507 277
$ 2,934
Office & Business Equipment - 0 .07%
Zebra Technologies Corp
(b)
338 179
Oil & Gas - 2 .21%
APA Corp 2,382 51
Cabot Oil & Gas Corp 2,518 44
Chevron Corp 12,182 1,276
ConocoPhillips 8,507 518
Devon Energy Corp 3,754 110
Diamondback Energy Inc 1,140 107
EOG Resources Inc 3,677 307
Exxon Mobil Corp
(d)
26,685 1,683
Hess Corp 1,729 151
Marathon Oil Corp 4,965 68
Marathon Petroleum Corp 4,113 248
Occidental Petroleum Corp 5,294 166
Phillips 66 2,759 237
Pioneer Natural Resources Co 1,460 237
Valero Energy Corp 2,576 201
$ 5,404
Oil & Gas Services - 0 .23%
Baker Hughes Co 4,586 105
Halliburton Co 5,607 129
NOV Inc
(b)
2,461 38
Schlumberger NV 8,813 282
$ 554
Packaging & Containers - 0 .21%
Amcor PLC 9,719 111
Ball Corp 2,068 168
Packaging Corp of America 598 81
Sealed Air Corp 959 57
Westrock Co 1,677 89
$ 506
Pharmaceuticals - 4 .81%
AbbVie Inc 11,132 1,254
AmerisourceBergen Corp 932 107
Becton Dickinson and Co 1,833 446
Bristol-Myers Squibb Co 14,082 941
Cardinal Health Inc 1,830 104
Cigna Corp 2,164 513
CVS Health Corp 8,297 692
Dexcom Inc
(b)
610 260
Eli Lilly & Co 5,016 1,151
Johnson & Johnson 16,599 2,734
McKesson Corp 997 191
Merck & Co Inc 15,960 1,241
Organon & Co
(b)
1,592 48
Perrigo Co PLC 841 39
Pfizer Inc 35,284 1,382
Viatris Inc 7,618 109
Zoetis Inc 2,992 558
$ 11,770
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .24%
Kinder Morgan Inc 12,275 $ 224
ONEOK Inc 2,807 156
Williams Cos Inc/The 7,656 203
$ 583
Real Estate - 0 .07%
CBRE Group Inc
(b)
2,115 181
REITs - 2 .34%
Alexandria Real Estate Equities Inc 864 157
American Tower Corp 2,865 774
AvalonBay Communities Inc 879 183
Boston Properties Inc 895 103
Crown Castle International Corp 2,724 531
Digital Realty Trust Inc 1,774 267
Duke Realty Corp 2,362 112
Equinix Inc 565 453
Equity Residential 2,167 167
Essex Property Trust Inc 410 123
Extra Space Storage Inc 842 138
Federal Realty Investment Trust 445 52
Healthpeak Properties Inc 3,396 113
Host Hotels & Resorts Inc
(b)
4,450 76
Iron Mountain Inc 1,819 77
Kimco Realty Corp 2,732 57
Mid-America Apartment Communities Inc 720 121
Prologis Inc 4,662 557
Public Storage 959 288
Realty Income Corp 2,354 157
Regency Centers Corp 994 64
SBA Communications Corp 690 220
Simon Property Group Inc 2,070 270
UDR Inc 1,870 92
Ventas Inc 2,363 135
Vornado Realty Trust 988 46
Welltower Inc 2,631 219
Weyerhaeuser Co 4,721 163
$ 5,715
Retail - 4 .73%
Advance Auto Parts Inc 412 85
AutoZone Inc
(b)
137 204
Best Buy Co Inc 1,406 162
CarMax Inc
(b)
1,028 133
Chipotle Mexican Grill Inc
(b)
178 276
Costco Wholesale Corp 2,786 1,102
Darden Restaurants Inc 824 120
Dollar General Corp 1,490 322
Dollar Tree Inc
(b)
1,463 146
Domino's Pizza Inc 245 114
Gap Inc/The 1,308 44
Genuine Parts Co 909 115
Home Depot Inc/The 6,704 2,138
L Brands Inc 1,476 106
Lowe's Cos Inc 4,457 865
McDonald's Corp 4,703 1,086
O'Reilly Automotive Inc
(b)
441 250
Ross Stores Inc 2,247 279
Starbucks Corp 7,426 830
Target Corp 3,119 754
TJX Cos Inc/The 7,601 512
Tractor Supply Co 726 135
Ulta Beauty Inc
(b)
346 120
Walgreens Boots Alliance Inc 4,522 238
Walmart Inc 8,656 1,221
Yum! Brands Inc 1,879 216
$ 11,573
Savings & Loans - 0 .02%
People's United Financial Inc 2,694 46

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5 .32%
Advanced Micro Devices Inc
(b)
7,658 $ 719
Analog Devices Inc 2,324 400
Applied Materials Inc 5,784 824
Broadcom Inc 2,574 1,227
Intel Corp 25,454 1,429
IPG Photonics Corp
(b)
226 48
KLA Corp 967 313
Lam Research Corp 900 586
Maxim Integrated Products Inc 1,691 178
Microchip Technology Inc 1,723 258
Micron Technology Inc
(b)
7,067 601
Monolithic Power Systems Inc 271 101
NVIDIA Corp 3,927 3,142
NXP Semiconductors NV 1,740 358
Qorvo Inc
(b)
709 139
QUALCOMM Inc 7,112 1,017
Skyworks Solutions Inc 1,039 199
Teradyne Inc 1,047 140
Texas Instruments Inc 5,820 1,119
Xilinx Inc 1,549 224
$ 13,022
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 252 53
Software - 9 .43%
Activision Blizzard Inc 4,897 467
Adobe Inc
(b)
3,014 1,765
Akamai Technologies Inc
(b)
1,027 120
ANSYS Inc
(b)
550 191
Autodesk Inc
(b)
1,386 405
Broadridge Financial Solutions Inc 731 118
Cadence Design Systems Inc
(b)
1,754 240
Cerner Corp 1,900 148
Citrix Systems Inc 782 92
Electronic Arts Inc 1,805 260
Fidelity National Information Services Inc 3,909 554
Fiserv Inc
(b)
3,753 401
Intuit Inc 1,723 844
Jack Henry & Associates Inc 469 77
Microsoft Corp
(d)
47,475 12,861
MSCI Inc 520 277
Oracle Corp 11,451 891
Paychex Inc 2,021 217
Paycom Software Inc
(b)
311 113
PTC Inc
(b)
661 93
Roper Technologies Inc 663 312
salesforce.com Inc
(b)
5,836 1,425
ServiceNow Inc
(b)
1,244 684
Synopsys Inc
(b)
960 265
Take-Two Interactive Software Inc
(b)
728 129
Tyler Technologies Inc
(b)
257 116
$ 23,065
Telecommunications - 2 .21%
Arista Networks Inc
(b)
346 125
AT&T Inc 45,006 1,295
Cisco Systems Inc/Delaware 26,566 1,408
Corning Inc 4,883 200
Juniper Networks Inc 2,065 57
Lumen Technologies Inc 6,269 85
Motorola Solutions Inc 1,069 232
T-Mobile US Inc
(b)
3,693 535
Verizon Communications Inc 26,096 1,462
$ 5,399
Textiles - 0 .03%
Mohawk Industries Inc
(b)
369 71
Toys, Games & Hobbies - 0 .03%
Hasbro Inc 805 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .56%
CH Robinson Worldwide Inc 840 $ 79
CSX Corp 14,325 459
Expeditors International of Washington Inc 1,065 135
FedEx Corp 1,539 459
JB Hunt Transport Services Inc 525 86
Kansas City Southern 573 162
Norfolk Southern Corp 1,577 419
Old Dominion Freight Line Inc 600 152
Union Pacific Corp 4,189 921
United Parcel Service Inc 4,559 948
$ 3,820
Water - 0 .07%
American Water Works Co Inc 1,143 176
TOTAL COMMON STOCKS $ 228,972
TOTAL PURCHASED OPTIONS - 0.18% $ 427
Total Investments $ 245,422
Other Assets and Liabilities -  (0.31)% (752)
TOTAL NET ASSETS - 100.00% $ 244,670
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,105 or 0.86% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .70%
Consumer, Non-cyclical 18 .70%
Communications 15 .34%
Financial 14 .27%
Consumer, Cyclical 8 .87%
Industrial 7 .69%
Money Market Funds 6 .41%
Energy 2 .74%
Utilities 2 .30%
Basic Materials 1 .97%
Purchased Options 0 .18%
Investment Companies 0 .14%
Other Assets and Liabilities
( 0 .31 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 15,820 $ 34,641 $ 34,789 $ 15,672
$ 15,820 $ 34,641 $ 34,789 $ 15,672
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,300 .00 07/19/2021 $ 101 $ 310 $ 209
Put - S&P 500 Index N/A 200 20 $ 4,080 .00 07/19/2021 849 117 (732)
Total $ 950 $ 427 $ (523)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 4,320 .00 07/19/2021 $ (66) $ (208) $ (142)
Put - S&P 500 Index N/A 200 20 $ 4,040 .00 07/19/2021 (701) (93) 608
Total $ (767) $ (301) $ 466
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2021 Long 18 $ 3,860 $ 35
Total $ 35
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .08 % Shares Held Value (000's)
Money Market Funds - 0 .08%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
539,645 $ 540
TOTAL INVESTMENT COMPANIES $ 540
COMMON STOCKS - 100 .01 % Shares Held Value (000's)
Aerospace & Defense - 5 .69%
HEICO Corp - Class A 78,270 $ 9,719
TransDigm Group Inc
(b)
44,340 28,701
$ 38,420
Banks - 0 .86%
First Republic Bank/CA 31,063 5,814
Beverages - 0 .38%
Brown-Forman Corp - B Shares 34,617 2,594
Building Materials - 4 .16%
Martin Marietta Materials Inc 22,376 7,872
Summit Materials Inc
(b)
121,003 4,217
Vulcan Materials Co 92,145 16,040
$ 28,129
Chemicals - 0 .56%
Air Products and Chemicals Inc 13,217 3,802
Commercial Services - 10 .35%
Bright Horizons Family Solutions Inc
(b)
23,898 3,516
CoStar Group Inc
(b)
281,279 23,296
Everarc Holdings Ltd - Warrants
(b)
97,671 22
Gartner Inc
(b)
32,762 7,935
IHS Markit Ltd 36,081 4,065
Moody's Corp 18,899 6,848
S&P Global Inc 7,052 2,894
Square Inc
(b)
18,710 4,561
TransUnion 88,187 9,684
Verisk Analytics Inc 40,709 7,113
$ 69,934
Distribution & Wholesale - 4 .46%
Copart Inc
(b)
154,101 20,315
Fastenal Co 188,564 9,805
$ 30,120
Diversified Financial Services - 1 .38%
Credit Acceptance Corp
(b)
20,569 9,341
Electric - 2 .35%
Brookfield Infrastructure Partners LP 223,274 12,403
Brookfield Renewable Partners LP 89,419 3,449
$ 15,852
Electronics - 1 .96%
Agilent Technologies Inc 20,998 3,104
Mettler-Toledo International Inc
(b)
7,347 10,178
$ 13,282
Entertainment - 3 .68%
Live Nation Entertainment Inc
(b)
155,583 13,628
Vail Resorts Inc
(b)
35,525 11,244
$ 24,872
Healthcare - Products - 1 .52%
IDEXX Laboratories Inc
(b)
16,295 10,291
Holding Companies - Diversified - 0 .17%
Everarc Holdings Ltd
(b)
92,882 1,162
Home Builders - 2 .57%
Lennar Corp - A Shares 75,807 7,531
Lennar Corp - B Shares 1,086 89
NVR Inc
(b)
1,960 9,748
$ 17,368
Insurance - 7 .14%
Aon PLC 16,167 3,860
Arch Capital Group Ltd
(b)
235,526 9,171
Brookfield Asset Management Reinsurance
Partners Ltd
(b)
4,250 221
Brown & Brown Inc 169,364 9,000
Fidelity National Financial Inc 115,117 5,003
Markel Corp
(b)
13,101 15,547
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Progressive Corp/The 55,237 $ 5,425
$ 48,227
Internet - 4 .41%
VeriSign Inc
(b)
56,236 12,804
Wix.com Ltd
(b)
58,519 16,987
$ 29,791
Lodging - 3 .25%
Hilton Worldwide Holdings Inc
(b)
145,462 17,546
Hyatt Hotels Corp
(b)
56,600 4,394
$ 21,940
Machinery - Diversified - 0 .50%
Cognex Corp 15,754 1,324
Colfax Corp
(b)
44,635 2,045
$ 3,369
Media - 4 .13%
Liberty Broadband Corp - A Shares
(b)
19,743 3,320
Liberty Broadband Corp - C Shares
(b)
102,920 17,873
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
14,733 628
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
124,868 6,020
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
1,377 64
$ 27,905
Private Equity - 8 .65%
Ares Management Corp 32,796 2,086
Brookfield Asset Management Inc 616,280 31,418
KKR & Co Inc 319,386 18,920
Onex Corp 83,055 6,017
$ 58,441
Real Estate - 2 .62%
CBRE Group Inc
(b)
110,893 9,507
Howard Hughes Corp/The
(b)
56,244 5,481
Kennedy-Wilson Holdings Inc 135,370 2,690
$ 17,678
REITs - 2 .72%
SBA Communications Corp 57,700 18,389
Retail - 10 .70%
Cannae Holdings Inc
(b)
36,607 1,241
CarMax Inc
(b)
179,174 23,140
Dollar General Corp 29,137 6,305
Domino's Pizza Inc 23,943 11,169
O'Reilly Automotive Inc
(b)
31,460 17,813
Restaurant Brands International Inc 130,035 8,380
Ross Stores Inc 34,391 4,265
$ 72,313
Semiconductors - 1 .65%
Microchip Technology Inc 74,289 11,124
Software - 14 .15%
ANSYS Inc
(b)
31,708 11,005
Autodesk Inc
(b)
65,646 19,162
Black Knight Inc
(b)
190,754 14,875
Guidewire Software Inc
(b)
102,728 11,579
HubSpot Inc
(b)
3,975 2,316
MSCI Inc 12,707 6,774
Qualtrics International Inc
(b)
7,496 287
Roper Technologies Inc 30,281 14,238
Tyler Technologies Inc
(b)
34,012 15,386
$ 95,622
TOTAL COMMON STOCKS $ 675,780
Total Investments $ 676,320
Other Assets and Liabilities -  (0.09)% (626)
TOTAL NET ASSETS - 100.00% $ 675,694

Schedule of Investments
MidCap Account
June 30, 2021 (unaudited)
See accompanying notes.

(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 24 .66%
Financial 23 .37%
Technology 15 .80%
Industrial 12 .31%
Consumer, Non-cyclical 12 .25%
Communications 8 .54%
Utilities 2 .35%
Basic Materials 0 .56%
Diversified 0 .17%
Money Market Funds 0 .08%
Other Assets and Liabilities
( 0 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,607 $ 31,217 $ 32,284 $ 540
$ 1,607 $ 31,217 $ 32,284 $ 540
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .87 % Shares Held Value (000's)
Money Market Funds - 1 .87%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
3,379,552 $ 3,380
TOTAL INVESTMENT COMPANIES $ 3,380
COMMON STOCKS - 98 .68 % Shares Held Value (000's)
Aerospace & Defense - 0 .19%
Teledyne Technologies Inc
(b)
822 $ 344
Apparel - 2 .01%
Deckers Outdoor Corp
(b)
6,822 2,620
NIKE Inc 6,523 1,008
$ 3,628
Automobile Manufacturers - 1 .15%
PACCAR Inc 23,370 2,086
Banks - 4 .01%
JPMorgan Chase & Co 30,428 4,733
PNC Financial Services Group Inc/The 13,186 2,515
$ 7,248
Beverages - 1 .63%
Keurig Dr Pepper Inc 57,698 2,033
PepsiCo Inc 6,165 914
$ 2,947
Chemicals - 1 .48%
Air Products and Chemicals Inc 3,975 1,144
FMC Corp 14,177 1,534
$ 2,678
Commercial Services - 1 .07%
PayPal Holdings Inc
(b)
6,609 1,926
Computers - 4 .53%
Apple Inc 59,844 8,196
Consumer Products - 0 .98%
Church & Dwight Co Inc 20,748 1,768
Diversified Financial Services - 6 .56%
Ameriprise Financial Inc 5,517 1,373
BlackRock Inc 1,969 1,723
Charles Schwab Corp/The 45,180 3,290
Discover Financial Services 13,584 1,607
Nasdaq Inc 9,921 1,744
Visa Inc 9,129 2,134
$ 11,871
Electric - 2 .32%
NextEra Energy Inc 37,894 2,777
Xcel Energy Inc 21,528 1,418
$ 4,195
Electronics - 1 .28%
Honeywell International Inc 10,548 2,314
Environmental Control - 0 .95%
Republic Services Inc 15,674 1,724
Food - 0 .53%
McCormick & Co Inc/MD 10,926 965
Healthcare - Products - 4 .86%
Abbott Laboratories 30,573 3,544
Edwards Lifesciences Corp
(b)
11,955 1,238
Medtronic PLC 10,670 1,325
Thermo Fisher Scientific Inc 5,323 2,685
$ 8,792
Healthcare - Services - 2 .01%
UnitedHealth Group Inc 7,366 2,950
Universal Health Services Inc 4,696 687
$ 3,637
Insurance - 2 .29%
Chubb Ltd 2,137 340
Fidelity National Financial Inc 8,376 364
Marsh & McLennan Cos Inc 14,619 2,056
Progressive Corp/The 14,142 1,389
$ 4,149
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 10 .82%
Alphabet Inc - A Shares
(b)
2,845 $ 6,947
Amazon.com Inc
(b)
1,980 6,811
Facebook Inc
(b)
14,014 4,873
Netflix Inc
(b)
1,766 933
$ 19,564
Machinery - Construction & Mining - 0 .95%
Epiroc AB - A Shares 75,182 1,711
Machinery - Diversified - 1 .13%
Deere & Co 5,801 2,046
Media - 2 .24%
Comcast Corp - Class A 46,675 2,661
Nexstar Media Group Inc 5,820 861
Walt Disney Co/The
(b)
3,063 538
$ 4,060
Oil & Gas - 3 .26%
Chevron Corp 49,330 5,167
Valero Energy Corp 9,337 729
$ 5,896
Packaging & Containers - 0 .88%
Ball Corp 19,720 1,598
Pharmaceuticals - 6 .17%
Becton Dickinson and Co 1,850 450
Bristol-Myers Squibb Co 24,606 1,644
Dexcom Inc
(b)
1,355 578
Eli Lilly & Co 8,712 1,999
Johnson & Johnson 12,994 2,141
Merck & Co Inc 33,067 2,572
Pfizer Inc 18,332 718
Roche Holding AG ADR 22,536 1,059
$ 11,161
REITs - 3 .39%
Alexandria Real Estate Equities Inc 8,777 1,597
American Tower Corp 5,333 1,441
Extra Space Storage Inc 10,912 1,788
Prologis Inc 10,931 1,306
$ 6,132
Retail - 8 .40%
Costco Wholesale Corp 10,169 4,024
Home Depot Inc/The 5,884 1,876
Lululemon Athletica Inc
(b)
4,299 1,569
O'Reilly Automotive Inc
(b)
2,592 1,468
Starbucks Corp 13,611 1,522
Target Corp 10,198 2,465
Tractor Supply Co 12,244 2,278
$ 15,202
Semiconductors - 5 .78%
Broadcom Inc 5,970 2,847
Lam Research Corp 3,927 2,555
Microchip Technology Inc 9,693 1,451
NVIDIA Corp 2,417 1,934
Taiwan Semiconductor Manufacturing Co Ltd
ADR
13,852 1,665
$ 10,452
Software - 13 .22%
Adobe Inc
(b)
7,630 4,468
Black Knight Inc
(b)
10,811 843
Fair Isaac Corp
(b)
4,279 2,151
Fidelity National Information Services Inc 3,258 462
Microsoft Corp 39,232 10,628
Roper Technologies Inc 2,721 1,279
salesforce.com Inc
(b)
9,659 2,359
ServiceNow Inc
(b)
3,140 1,726
$ 23,916
Telecommunications - 2 .11%
T-Mobile US Inc
(b)
22,526 3,263
Verizon Communications Inc 10,017 561
$ 3,824

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .48%
Expeditors International of Washington Inc 17,535 $ 2,220
Union Pacific Corp 10,315 2,269
$ 4,489
TOTAL COMMON STOCKS $ 178,519
Total Investments $ 181,899
Other Assets and Liabilities -  (0.55)% (999)
TOTAL NET ASSETS - 100.00% $ 180,900
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .53%
Consumer, Non-cyclical 17 .25%
Financial 16 .25%
Communications 15 .17%
Consumer, Cyclical 11 .56%
Industrial 7 .86%
Energy 3 .26%
Utilities 2 .32%
Money Market Funds 1 .87%
Basic Materials 1 .48%
Other Assets and Liabilities
( 0 .55 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,887 $ 14,931 $ 13,438 $ 3,380
$ 1,887 $ 14,931 $ 13,438 $ 3,380
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .05%
Blue Chip Fund
(a)
33,562 $ 1,372
Core Fixed Income Fund
(a)
1,295,309 13,018
Diversified International Fund
(a)
116,918 1,888
Diversified Real Asset Fund
(a)
47,873 637
International Small Company Fund
(a)
30,215 393
LargeCap Growth Fund I
(a)
56,792 1,327
MidCap Fund
(a),(b)
15,321 626
MidCap Value Fund I
(a)
35,426 650
Origin Emerging Markets Fund
(a)
37,921 558
SmallCap Growth Fund I
(a)
16,230 321
SmallCap Value Fund II
(a)
24,717 350
$ 21,140
Principal Funds, Inc. Institutional Class - 41 .97%
Equity Income Fund
(a)
31,731 1,271
High Income Fund
(a)
263,368 2,489
Inflation Protection Fund
(a)
166,700 1,602
LargeCap S&P 500 Index Fund
(a)
32,724 812
LargeCap Value Fund III
(a)
64,445 1,294
Overseas Fund
(a)
106,482 1,212
Short-Term Income Fund
(a)
532,609 6,604
$ 15,284
TOTAL INVESTMENT COMPANIES $ 36,424
Total Investments $ 36,424
Other Assets and Liabilities -  (0.02)% (7)
TOTAL NET ASSETS - 100.00% $ 36,417
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70 .30%
Domestic Equity Funds 22 .03%
International Equity Funds 5 .94%
Specialty Funds 1 .75%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,224 $ 61 $ 112 $ 1,372
Core Fixed Income Fund 13,544 1,257 1,426 13,018
Diversified International Fund 1,780 113 145 1,888
Diversified Real Asset Fund 756 61 246 637
Equity Income Fund 977 237 82 1,271
High Income Fund 2,149 553 231 2,489
Inflation Protection Fund 1,469 265 156 1,602
International Small Company Fund 377 22 41 393
LargeCap Growth Fund I 1,172 68 82 1,327
LargeCap S&P 500 Index Fund 1,571 58 963 812
LargeCap Value Fund III 899 303 82 1,294
MidCap Fund 641 43 131 626
MidCap Value Fund I 544 42 56 650
Origin Emerging Markets Fund 464 97 40 558
Overseas Fund 1,167 62 149 1,212
Short-Term Income Fund 6,460 918 734 6,604
SmallCap Growth Fund I 396 16 122 321
SmallCap Value Fund II 240 64 22 350
$ 35,830 $ 4,240 $ 4,820 $ 36,424
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 2 $ — $ 197
Core Fixed Income Fund 147 — — (357)
Diversified International Fund — (1) — 141
Diversified Real Asset Fund — 22 — 44
Equity Income Fund 10 1 — 138
High Income Fund 62 — — 18
Inflation Protection Fund — — — 24
International Small Company Fund — 1 — 34
LargeCap Growth Fund I — 1 — 168
LargeCap S&P 500 Index Fund — 367 — (221)
LargeCap Value Fund III — 2 — 172
MidCap Fund — 27 — 46
MidCap Value Fund I — 2 — 118
Origin Emerging Markets Fund — — — 37
Overseas Fund — 6 — 126
Short-Term Income Fund 36 — — (40)
SmallCap Growth Fund I — 43 — (12)
SmallCap Value Fund II — 1 — 67
$ 255 $ 474 $ — $ 700
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .86%
Blue Chip Fund
(a)
274,806 $ 11,231
Core Fixed Income Fund
(a)
5,798,761 58,277
Diversified International Fund
(a)
969,325 15,655
Diversified Real Asset Fund
(a)
221,992 2,952
International Small Company Fund
(a)
256,957 3,346
LargeCap Growth Fund I
(a)
465,703 10,879
MidCap Fund
(a),(b)
125,302 5,121
MidCap Value Fund I
(a)
289,563 5,311
Origin Emerging Markets Fund
(a)
317,018 4,666
SmallCap Growth Fund I
(a)
132,701 2,629
SmallCap Value Fund II
(a)
202,379 2,866
$ 122,933
Principal Funds, Inc. Institutional Class - 38 .14%
Equity Income Fund
(a)
260,374 10,431
High Income Fund
(a)
1,081,965 10,225
Inflation Protection Fund
(a)
782,448 7,519
LargeCap S&P 500 Index Fund
(a)
307,190 7,624
LargeCap Value Fund III
(a)
529,595 10,634
Overseas Fund
(a)
888,156 10,107
Short-Term Income Fund
(a)
1,553,291 19,261
$ 75,801
TOTAL INVESTMENT COMPANIES $ 198,734
Total Investments $ 198,734
Other Assets and Liabilities -  0.00% (8)
TOTAL NET ASSETS - 100.00% $ 198,726
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 55 .82%
Domestic Equity Funds 33 .57%
International Equity Funds 9 .12%
Specialty Funds 1 .49%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 10,043 $ 328 $ 781 $ 11,231
Core Fixed Income Fund 59,928 5,244 5,303 58,277
Diversified International Fund 15,180 588 1,302 15,655
Diversified Real Asset Fund 3,710 200 1,274 2,952
Equity Income Fund 9,123 765 639 10,431
High Income Fund 8,232 2,764 841 10,225
Inflation Protection Fund 7,353 719 670 7,519
International Small Company Fund 3,253 120 321 3,346
LargeCap Growth Fund I 10,160 328 1,001 10,879
LargeCap S&P 500 Index Fund 10,401 328 4,311 7,624
LargeCap Value Fund III 9,070 710 639 10,634
MidCap Fund 5,260 224 971 5,121
MidCap Value Fund I 4,403 365 436 5,311
Origin Emerging Markets Fund 4,230 520 421 4,666
Overseas Fund 9,910 348 1,255 10,107
Short-Term Income Fund 18,623 2,574 1,820 19,261
SmallCap Growth Fund I 3,298 88 1,017 2,629
SmallCap Value Fund II 1,996 478 170 2,866
$ 194,173 $ 16,691 $ 23,172 $ 198,734
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 21 $ — $ 1,620
Core Fixed Income Fund 657 — — (1,592)
Diversified International Fund — (9) — 1,198
Diversified Real Asset Fund — 61 — 255
Equity Income Fund 82 14 — 1,168
High Income Fund 253 — — 70
Inflation Protection Fund — 1 — 116
International Small Company Fund — 10 — 284
LargeCap Growth Fund I — — — 1,392
LargeCap S&P 500 Index Fund — 1,373 — (167)
LargeCap Value Fund III — 25 — 1,468
MidCap Fund — 270 — 338
MidCap Value Fund I — 12 — 967
Origin Emerging Markets Fund — 13 — 324
Overseas Fund — 32 — 1,072
Short-Term Income Fund 105 — — (116)
SmallCap Growth Fund I — 408 — (148)
SmallCap Value Fund II — 9 — 553
$ 1,097 $ 2,240 $ — $ 8,802
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .29%
Blue Chip Fund
(a)
469,060 $ 19,171
Core Fixed Income Fund
(a)
6,121,175 61,518
Diversified International Fund
(a)
1,650,110 26,649
Diversified Real Asset Fund
(a)
298,971 3,976
International Small Company Fund
(a)
436,486 5,683
LargeCap Growth Fund I
(a)
796,516 18,607
MidCap Fund
(a),(b)
218,150 8,916
MidCap Value Fund I
(a)
500,895 9,186
Origin Emerging Markets Fund
(a)
538,977 7,934
SmallCap Growth Fund I
(a)
227,081 4,498
SmallCap Value Fund II
(a)
345,202 4,888
$ 171,026
Principal Funds, Inc. Institutional Class - 32 .71%
Equity Income Fund
(a)
444,774 17,818
High Income Fund
(a)
1,151,783 10,884
Inflation Protection Fund
(a)
541,078 5,200
LargeCap S&P 500 Index Fund
(a)
551,365 13,685
LargeCap Value Fund III
(a)
903,488 18,142
Overseas Fund
(a)
1,530,272 17,414
$ 83,143
TOTAL INVESTMENT COMPANIES $ 254,169
Total Investments $ 254,169
Other Assets and Liabilities -  0.00% (8)
TOTAL NET ASSETS - 100.00% $ 254,161
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45 .20%
Fixed Income Funds 41 .02%
International Equity Funds 12 .21%
Specialty Funds 1 .57%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 15,380 $ 2,090 $ 1,037 $ 19,171
Core Fixed Income Fund 58,315 10,061 5,438 61,518
Diversified International Fund 24,768 2,449 2,529 26,649
Diversified Real Asset Fund 4,522 589 1,522 3,976
Equity Income Fund 14,164 2,790 1,037 17,818
High Income Fund 7,210 4,412 814 10,884
Inflation Protection Fund 4,648 917 447 5,200
International Small Company Fund 5,302 495 590 5,683
LargeCap Growth Fund I 15,863 1,454 1,037 18,607
LargeCap S&P 500 Index Fund 17,346 1,331 7,030 13,685
LargeCap Value Fund III 14,424 2,346 1,038 18,142
MidCap Fund 8,165 943 1,198 8,916
MidCap Value Fund I 7,078 1,245 709 9,186
Origin Emerging Markets Fund 6,700 1,195 510 7,934
Overseas Fund 16,041 1,439 1,821 17,414
SmallCap Growth Fund I 5,030 377 1,318 4,498
SmallCap Value Fund II 3,341 917 287 4,888
$ 228,297 $ 35,050 $ 28,362 $ 254,169
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 3 $ — $ 2,735
Core Fixed Income Fund 644 (2) — (1,418)
Diversified International Fund — (40) — 2,001
Diversified Real Asset Fund — 67 — 320
Equity Income Fund 137 9 — 1,892
High Income Fund 246 — — 76
Inflation Protection Fund — — — 82
International Small Company Fund — (3) — 479
LargeCap Growth Fund I — 8 — 2,319
LargeCap S&P 500 Index Fund — 1,725 — 313
LargeCap Value Fund III — (1) — 2,411
MidCap Fund — 225 — 781
MidCap Value Fund I — (1) — 1,573
Origin Emerging Markets Fund — 25 — 524
Overseas Fund — (2) — 1,757
SmallCap Growth Fund I — 321 — 88
SmallCap Value Fund II — 4 — 913
$ 1,027 $ 2,338 $ — $ 16,846
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .20%
Blue Chip Fund
(a)
266,379 $ 10,887
Core Fixed Income Fund
(a)
1,776,772 17,856
Diversified International Fund
(a)
980,055 15,828
International Small Company Fund
(a)
268,582 3,497
LargeCap Growth Fund I
(a)
451,986 10,558
MidCap Value Fund I
(a)
287,965 5,281
Origin Emerging Markets Fund
(a)
323,490 4,762
Real Estate Securities Fund
(a)
91,776 2,855
SmallCap Growth Fund I
(a)
128,444 2,545
SmallCap Value Fund II
(a)
196,829 2,787
$ 76,856
Principal Funds, Inc. Institutional Class - 38 .81%
Equity Income Fund
(a)
252,283 10,106
High Income Fund
(a)
422,141 3,989
LargeCap S&P 500 Index Fund
(a)
365,629 9,075
LargeCap Value Fund III
(a)
512,776 10,297
MidCap Growth Fund III
(a)
294,922 4,910
Overseas Fund
(a)
910,428 10,361
$ 48,738
TOTAL INVESTMENT COMPANIES $ 125,594
Total Investments $ 125,594
Other Assets and Liabilities -  (0.01)% (7)
TOTAL NET ASSETS - 100.00% $ 125,587
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55 .19%
Fixed Income Funds 30 .00%
International Equity Funds 14 .82%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 9,081 $ 1,052 $ 815 $ 10,887
Core Fixed Income Fund 15,788 4,035 1,530 17,856
Diversified International Fund 13,964 1,920 1,195 15,828
Equity Income Fund 7,582 2,029 589 10,106
High Income Fund 2,817 1,427 286 3,989
International Small Company Fund 3,076 400 272 3,497
LargeCap Growth Fund I 9,255 1,052 1,082 10,558
LargeCap S&P 500 Index Fund 9,461 1,037 2,691 9,075
LargeCap Value Fund III 7,624 1,884 587 10,297
MidCap Growth Fund III 4,995 711 1,198 4,910
MidCap Value Fund I 3,635 1,136 399 5,281
Origin Emerging Markets Fund 3,951 833 345 4,762
Overseas Fund 9,057 1,117 862 10,361
Real Estate Securities Fund 2,215 394 207 2,855
SmallCap Growth Fund I 2,751 289 718 2,545
SmallCap Value Fund II 1,891 524 162 2,787
$ 107,143 $ 19,840 $ 12,938 $ 125,594
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 14 $ — $ 1,555
Core Fixed Income Fund 191 2 — (439)
Diversified International Fund — (2) — 1,141
Equity Income Fund 79 10 — 1,074
High Income Fund 91 — — 31
International Small Company Fund — 1 — 292
LargeCap Growth Fund I — 17 — 1,316
LargeCap S&P 500 Index Fund — 417 — 851
LargeCap Value Fund III — 13 — 1,363
MidCap Growth Fund III — 126 — 276
MidCap Value Fund I — 7 — 902
Origin Emerging Markets Fund — 5 — 318
Overseas Fund — (1) — 1,050
Real Estate Securities Fund 18 1 — 452
SmallCap Growth Fund I — 118 — 105
SmallCap Value Fund II — — — 534
$ 379 $ 728 $ — $ 10,821
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .58%
Blue Chip Fund
(a)
149,112 $ 6,094
Core Fixed Income Fund
(a)
476,296 4,787
Diversified International Fund
(a)
556,016 8,980
International Small Company Fund
(a)
149,556 1,947
LargeCap Growth Fund I
(a)
253,473 5,921
MidCap Value Fund I
(a)
165,227 3,030
Origin Emerging Markets Fund
(a)
179,748 2,646
Real Estate Securities Fund
(a)
46,781 1,455
SmallCap Growth Fund I
(a)
72,780 1,442
SmallCap Value Fund II
(a)
110,138 1,560
$ 37,862
Principal Funds, Inc. Institutional Class - 41 .43%
Equity Income Fund
(a)
141,433 5,666
High Income Fund
(a)
144,776 1,368
LargeCap S&P 500 Index Fund
(a)
215,628 5,352
LargeCap Value Fund III
(a)
286,847 5,760
MidCap Growth Fund III
(a)
171,116 2,849
Overseas Fund
(a)
507,771 5,778
$ 26,773
TOTAL INVESTMENT COMPANIES $ 64,635
Total Investments $ 64,635
Other Assets and Liabilities -  (0.01)% (8)
TOTAL NET ASSETS - 100.00% $ 64,627
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60 .54%
Fixed Income Funds 23 .43%
International Equity Funds 16 .04%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 4,765 $ 887 $ 402 $ 6,094
Core Fixed Income Fund 3,603 1,541 260 4,787
Diversified International Fund 7,184 1,574 375 8,980
Equity Income Fund 3,913 1,389 205 5,666
High Income Fund 749 669 60 1,368
International Small Company Fund 1,566 333 102 1,947
LargeCap Growth Fund I 4,854 887 540 5,921
LargeCap S&P 500 Index Fund 4,728 870 928 5,352
LargeCap Value Fund III 3,933 1,314 203 5,760
MidCap Growth Fund III 2,579 604 555 2,849
MidCap Value Fund I 1,881 817 139 3,030
Origin Emerging Markets Fund 1,971 644 127 2,646
Overseas Fund 4,659 976 399 5,778
Real Estate Securities Fund 1,003 299 64 1,455
SmallCap Growth Fund I 1,434 249 360 1,442
SmallCap Value Fund II 963 378 56 1,560
$ 49,785 $ 13,431 $ 4,775 $ 64,635
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 1 $ — $ 843
Core Fixed Income Fund 47 — — (97)
Diversified International Fund — (1) — 598
Equity Income Fund 42 2 — 567
High Income Fund 29 — — 10
International Small Company Fund — — — 150
LargeCap Growth Fund I — 9 — 711
LargeCap S&P 500 Index Fund — 85 — 597
LargeCap Value Fund III — 1 — 715
MidCap Growth Fund III — 87 — 134
MidCap Value Fund I — — — 471
Origin Emerging Markets Fund — 3 — 155
Overseas Fund — 1 — 541
Real Estate Securities Fund 9 1 — 216
SmallCap Growth Fund I — 72 — 47
SmallCap Value Fund II — — — 275
$ 127 $ 261 $ — $ 5,933
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .28%
Blue Chip Fund
(a)
36,600 $ 1,496
Core Fixed Income Fund
(a)
52,441 527
Diversified International Fund
(a)
138,225 2,232
International Small Company Fund
(a)
37,333 486
LargeCap Growth Fund I
(a)
62,162 1,452
MidCap Value Fund I
(a)
40,749 747
Origin Emerging Markets Fund
(a)
44,804 659
Real Estate Securities Fund
(a)
10,978 342
SmallCap Growth Fund I
(a)
17,798 353
SmallCap Value Fund II
(a)
27,089 384
$ 8,678
Principal Funds, Inc. Institutional Class - 42 .77%
Equity Income Fund
(a)
34,692 1,390
High Income Fund
(a)
18,212 172
LargeCap S&P 500 Index Fund
(a)
55,531 1,378
LargeCap Value Fund III
(a)
70,397 1,414
MidCap Growth Fund III
(a)
42,088 701
Overseas Fund
(a)
125,258 1,425
$ 6,480
TOTAL INVESTMENT COMPANIES $ 15,158
Total Investments $ 15,158
Other Assets and Liabilities -  (0.05)% (7)
TOTAL NET ASSETS - 100.00% $ 15,151
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .73%
Fixed Income Funds 19 .35%
International Equity Funds 16 .97%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,126 $ 286 $ 128 $ 1,496
Core Fixed Income Fund 436 199 97 527
Diversified International Fund 1,737 509 164 2,232
Equity Income Fund 941 417 111 1,390
High Income Fund 121 74 23 172
International Small Company Fund 382 109 43 486
LargeCap Growth Fund I 1,157 286 169 1,452
LargeCap S&P 500 Index Fund 1,129 282 210 1,378
LargeCap Value Fund III 955 388 110 1,414
MidCap Growth Fund III 615 199 168 701
MidCap Value Fund I 452 251 76 747
Origin Emerging Markets Fund 486 189 56 659
Overseas Fund 1,134 321 166 1,425
Real Estate Securities Fund 229 93 32 342
SmallCap Growth Fund I 340 82 97 353
SmallCap Value Fund II 234 112 31 384
$ 11,474 $ 3,797 $ 1,681 $ 15,158
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ — $ — $ 212
Core Fixed Income Fund 5 — — (11)
Diversified International Fund — — — 150
Equity Income Fund 11 1 — 142
High Income Fund 4 — — —
International Small Company Fund — — — 38
LargeCap Growth Fund I — 2 — 176
LargeCap S&P 500 Index Fund — 2 — 175
LargeCap Value Fund III — 1 — 180
MidCap Growth Fund III — 11 — 44
MidCap Value Fund I — 1 — 119
Origin Emerging Markets Fund — — — 40
Overseas Fund — — — 136
Real Estate Securities Fund 2 — — 52
SmallCap Growth Fund I — 13 — 15
SmallCap Value Fund II — — — 69
$ 22 $ 31 $ — $ 1,537
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .21%
Blue Chip Fund
(a)
21,952 $ 897
Core Fixed Income Fund
(a)
1,227,763 12,339
Diversified International Fund
(a)
76,727 1,239
Diversified Real Asset Fund
(a)
46,113 613
International Small Company Fund
(a)
20,857 272
LargeCap Growth Fund I
(a)
37,213 869
MidCap Fund
(a),(b)
10,012 409
MidCap Value Fund I
(a)
23,085 424
Origin Emerging Markets Fund
(a)
25,602 377
SmallCap Growth Fund I
(a)
10,619 210
SmallCap Value Fund II
(a)
16,148 229
$ 17,878
Principal Funds, Inc. Institutional Class - 42 .82%
Equity Income Fund
(a)
20,727 830
High Income Fund
(a)
249,911 2,362
Inflation Protection Fund
(a)
153,113 1,471
LargeCap S&P 500 Index Fund
(a)
22,020 547
LargeCap Value Fund III
(a)
42,111 846
Overseas Fund
(a)
72,878 829
Short-Term Income Fund
(a)
523,689 6,494
$ 13,379
TOTAL INVESTMENT COMPANIES $ 31,257
Total Investments $ 31,257
Other Assets and Liabilities -  (0.03)% (8)
TOTAL NET ASSETS - 100.00% $ 31,249
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76 .50%
Domestic Equity Funds 16 .84%
International Equity Funds 4 .73%
Specialty Funds 1 .96%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 859 $ 46 $ 138 $ 897
Core Fixed Income Fund 12,597 1,504 1,427 12,339
Diversified International Fund 1,159 82 94 1,239
Diversified Real Asset Fund 763 61 274 613
Equity Income Fund 686 113 61 830
High Income Fund 2,139 449 243 2,362
Inflation Protection Fund 1,388 218 158 1,471
International Small Company Fund 255 17 24 272
LargeCap Growth Fund I 844 46 133 869
LargeCap S&P 500 Index Fund 973 44 564 547
LargeCap Value Fund III 650 140 59 846
MidCap Fund 438 32 109 409
MidCap Value Fund I 353 34 40 424
Origin Emerging Markets Fund 309 72 28 377
Overseas Fund 773 49 81 829
Short-Term Income Fund 6,408 835 709 6,494
SmallCap Growth Fund I 266 12 90 210
SmallCap Value Fund II 170 28 14 229
$ 31,030 $ 3,782 $ 4,246 $ 31,257
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 28 $ — $ 102
Core Fixed Income Fund 139 — — (335)
Diversified International Fund — — — 92
Diversified Real Asset Fund — 12 — 51
Equity Income Fund 6 1 — 91
High Income Fund 59 — — 17
Inflation Protection Fund — — — 23
International Small Company Fund — 1 — 23
LargeCap Growth Fund I — (1) — 113
LargeCap S&P 500 Index Fund — 196 — (102)
LargeCap Value Fund III — 1 — 114
MidCap Fund — 35 — 13
MidCap Value Fund I — 1 — 76
Origin Emerging Markets Fund — — — 24
Overseas Fund — 2 — 86
Short-Term Income Fund 36 — — (40)
SmallCap Growth Fund I — 26 — (4)
SmallCap Value Fund II — — — 45
$ 240 $ 302 $ — $ 389
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .46 % Shares Held Value (000's)
Money Market Funds - 0 .46%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
742,857 $ 743
TOTAL INVESTMENT COMPANIES $ 743
COMMON STOCKS - 99 .35 % Shares Held Value (000's)
Entertainment - 1 .41%
Marriott Vacations Worldwide Corp
(b)
14,215 $ 2,264
Home Builders - 1 .00%
DR Horton Inc 17,755 1,605
Lodging - 1 .23%
Choice Hotels International Inc 4,295 510
Travel + Leisure Co 24,891 1,480
$ 1,990
REITs - 95 .71%
Agree Realty Corp 39,877 2,811
Alexandria Real Estate Equities Inc 31,404 5,714
American Assets Trust Inc 44,579 1,662
American Campus Communities Inc 8,678 405
American Homes 4 Rent 164,624 6,396
American Tower Corp 19,270 5,206
Apartment Income REIT Corp 71,695 3,400
Apple Hospitality REIT Inc 100,740 1,537
AvalonBay Communities Inc 39,390 8,220
Brandywine Realty Trust 46,635 639
Broadstone Net Lease Inc 99,959 2,340
CoreSite Realty Corp 14,723 1,982
Cousins Properties Inc 81,059 2,981
CubeSmart 58,285 2,700
CyrusOne Inc 11,315 809
DiamondRock Hospitality Co
(b)
64,855 629
Digital Realty Trust Inc 10,188 1,533
Equinix Inc 15,047 12,077
Equity LifeStyle Properties Inc 42,952 3,192
Equity Residential 369 28
Essex Property Trust Inc 23,041 6,913
Extra Space Storage Inc 36,585 5,993
First Industrial Realty Trust Inc 65,768 3,435
Healthcare Realty Trust Inc 35,880 1,084
Healthcare Trust of America Inc 145,931 3,896
Invitation Homes Inc 233,760 8,717
Kilroy Realty Corp 48,952 3,409
MGM Growth Properties LLC 48,084 1,761
Park Hotels & Resorts Inc
(b)
57,305 1,181
Prologis Inc 94,160 11,255
PS Business Parks Inc 15,186 2,249
Public Storage 6,196 1,863
Regency Centers Corp 42,790 2,742
Rexford Industrial Realty Inc 44,583 2,539
Sabra Health Care REIT Inc 121,967 2,220
Saul Centers Inc 15,747 716
Simon Property Group Inc 15,566 2,031
STORE Capital Corp 103,178 3,561
Sun Communities Inc 36,781 6,304
Terreno Realty Corp 42,110 2,717
Ventas Inc 21,225 1,212
VICI Properties Inc 106,004 3,288
Welltower Inc 115,510 9,599
Weyerhaeuser Co 38,214 1,315
$ 154,261
TOTAL COMMON STOCKS $ 160,120
Total Investments $ 160,863
Other Assets and Liabilities -  0.19% 306
TOTAL NET ASSETS - 100.00% $ 161,169
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 95 .71%
Consumer, Cyclical 3 .64%
Money Market Funds 0 .46%
Other Assets and Liabilities
0 .19%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 59 $ 11,022 $ 10,338 $ 743
$ 59 $ 11,022 $ 10,338 $ 743
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Money Market Funds - 0 .29%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
2,140,377 $ 2,140
Principal Exchange-Traded Funds - 20 .68%
Principal Investment Grade Corporate Active
ETF
(a)
382,000 10,234
Principal U.S. Mega-Cap ETF
(a)
1,938,807 76,969
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,425,600 66,889
$ 154,092
Principal Funds, Inc. Class R-6 - 55 .33%
Blue Chip Fund
(a)
1,947,506 79,595
Core Fixed Income Fund
(a)
7,350,189 73,869
Diversified International Fund
(a)
1,407,191 22,726
Diversified Real Asset Fund
(a)
2,877,817 38,275
Edge MidCap Fund
(a)
947,692 17,400
Global Real Estate Securities Fund
(a)
2,700,123 30,349
High Yield Fund
(a)
2,233,848 16,419
International Small Company Fund
(a)
872,044 11,354
LargeCap Growth Fund I
(a)
1,431,413 33,438
Origin Emerging Markets Fund
(a)
3,805,599 56,018
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,117,082 32,854
$ 412,297
Principal Funds, Inc. Institutional Class - 12 .82%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
2,256,279 23,894
LargeCap Value Fund III
(a)
1,899,404 38,140
Overseas Fund
(a)
640,838 7,293
Short-Term Income Fund
(a)
2,113,584 26,208
$ 95,535
Principal Variable Contracts Funds, Inc.  Class 1 - 10 .90%
Equity Income Account
(a)
1,885,523 61,186
Government & High Quality Bond Account
(a)
2,055,134 20,099
$ 81,285
TOTAL INVESTMENT COMPANIES $ 745,349
Total Investments $ 745,349
Other Assets and Liabilities -  (0.02)% (176)
TOTAL NET ASSETS - 100.00% $ 745,173
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 50 .15%
Fixed Income Funds 30 .35%
International Equity Funds 14 .09%
Specialty Funds 5 .14%
Money Market Funds 0 .29%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 70,225 $ 6,140 $ 8,898 $ 79,595
Core Fixed Income Fund 84,871 2,471 11,195 73,869
Diversified International Fund 64,787 948 47,143 22,726
Diversified Real Asset Fund 9,845 28,470 2,223 38,275
Edge MidCap Fund 34,948 464 22,130 17,400
Equity Income Account 107,769 1,276 60,498 61,186
Finisterre Emerging Markets Total Return Bond Fund — 23,694 — 23,894
Global Diversified Income Fund 6,937 92 7,110 —
Global Real Estate Securities Fund 26,032 1,600 954 30,349
Government & High Quality Bond Account 34,073 348 14,168 20,099
High Yield Fund 15,572 1,235 636 16,419
Inflation Protection Fund 10,838 82 10,799 —
International Small Company Fund 8,395 4,238 2,224 11,354
LargeCap Growth Fund I — 30,590 — 33,438
LargeCap Value Fund III — 36,990 — 38,140
Origin Emerging Markets Fund 29,074 24,540 636 56,018
Overseas Fund — 7,130 — 7,293
Principal Active Global Dividend Income ETF 9,190 — 9,316 —
Principal Government Money Market Fund - Institutional Class 0.00% 935 35,400 34,195 2,140
Principal Investment Grade Corporate Active ETF — 10,037 — 10,234
Principal U.S. Mega-Cap ETF 73,605 — 4,903 76,969
Principal U.S. Small-Cap Multi-Factor ETF 35,683 19,405 — 66,889
Short-Term Income Fund 43,322 314 17,152 26,208
Spectrum Preferred and Capital Securities Income Fund 36,446 1,516 5,299 32,854
$ 702,547 $ 236,980 $ 259,479 $ 745,349
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 947 $ — $ 11,181
Core Fixed Income Fund 867 (199) — (2,079)
Diversified International Fund — 11,681 — (7,547)
Diversified Real Asset Fund — 131 — 2,052
Edge MidCap Fund — 5,953 — (1,835)
Equity Income Account — 29,534 — (16,895)
Finisterre Emerging Markets Total Return Bond Fund 162 — — 200
Global Diversified Income Fund 64 581 — (500)
Global Real Estate Securities Fund — 22 — 3,649
Government & High Quality Bond Account — 70 — (224)
High Yield Fund 401 1 — 247
Inflation Protection Fund — 923 — (1,044)
International Small Company Fund — 250 — 695
LargeCap Growth Fund I — — — 2,848
LargeCap Value Fund III — — — 1,150
Origin Emerging Markets Fund — 6 — 3,034
Overseas Fund — — — 163
Principal Active Global Dividend Income ETF — 2,042 — (1,916)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 42 — — 197
Principal U.S. Mega-Cap ETF 303 1,015 — 7,252
Principal U.S. Small-Cap Multi-Factor ETF 122 — — 11,801
Short-Term Income Fund 198 291 — (567)
Spectrum Preferred and Capital Securities Income Fund 704 65 — 126
$ 2,863 $ 53,313 $ — $ 11,988
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Money Market Funds - 0.41%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
840,175 $ 840
Principal Exchange-Traded Funds - 15.67%
Principal Investment Grade Corporate Active
ETF
(a)
178,000 4,769
Principal U.S. Mega-Cap ETF
(a)
376,230 14,936
Principal U.S. Small-Cap Multi-Factor ETF
(a)
262,200 12,302
$ 32,007
Principal Funds, Inc. Class R-6 - 58.71%
Blue Chip Fund
(a)
373,866 15,280
Core Fixed Income Fund
(a)
3,403,329 34,203
Diversified International Fund
(a)
153,984 2,487
Diversified Real Asset Fund
(a)
794,637 10,569
Edge MidCap Fund
(a)
174,238 3,199
Global Real Estate Securities Fund
(a)
912,498 10,257
High Yield Fund
(a)
1,088,772 8,002
International Small Company Fund
(a)
190,347 2,478
LargeCap Growth Fund I
(a)
284,049 6,635
Origin Emerging Markets Fund
(a)
710,657 10,461
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,549,495 16,332
$ 119,903
Principal Funds, Inc. Institutional Class - 15.47%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
1,162,535 12,312
LargeCap Value Fund III
(a)
256,086 5,142
Overseas Fund
(a)
134,896 1,535
Short-Term Income Fund
(a)
1,015,886 12,597
$ 31,586
Principal Variable Contracts Funds, Inc.  Class 1 - 9.77%
Equity Income Account
(a)
327,852 10,639
Government & High Quality Bond Account
(a)
951,048 9,301
$ 19,940
TOTAL INVESTMENT COMPANIES $ 204,276
Total Investments $ 204,276
Other Assets and Liabilities -  (0.03)% (53)
TOTAL NET ASSETS - 100.00% $ 204,223
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48.99%
Domestic Equity Funds 33.36%
International Equity Funds 12.10%
Specialty Funds 5.17%
Money Market Funds 0.41%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 13,273 $ 1,443 $ 1,747 $ 15,280
Core Fixed Income Fund 36,765 2,823 4,416 34,203
Diversified International Fund 12,225 584 11,079 2,487
Diversified Real Asset Fund 2,947 7,573 541 10,569
Edge MidCap Fund 6,338 464 4,372 3,199
Equity Income Account 21,471 1,484 14,823 10,639
Finisterre Emerging Markets Total Return Bond Fund — 12,213 — 12,312
Global Diversified Income Fund 3,339 30 3,405 —
Global Real Estate Securities Fund 8,971 557 542 10,257
Government & High Quality Bond Account 15,208 928 6,763 9,301
High Yield Fund 6,750 1,536 406 8,002
Inflation Protection Fund 3,207 56 3,228 —
International Small Company Fund 1,583 843 136 2,478
LargeCap Growth Fund I — 6,070 — 6,635
LargeCap Value Fund III — 5,000 30 5,142
Origin Emerging Markets Fund 5,075 5,104 271 10,461
Overseas Fund — 1,500 — 1,535
Principal Active Global Dividend Income ETF 1,582 — 1,602 —
Principal Government Money Market Fund - Institutional Class 0.00% 251 9,921 9,332 840
Principal Investment Grade Corporate Active ETF — 4,677 — 4,769
Principal U.S. Mega-Cap ETF 13,619 — 232 14,936
Principal U.S. Small-Cap Multi-Factor ETF 6,375 3,785 — 12,302
Short-Term Income Fund 19,865 1,022 8,161 12,597
Spectrum Preferred and Capital Securities Income Fund 15,685 1,348 812 16,332
$ 194,529 $ 68,961 $ 71,898 $ 204,276
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 95 $ — $ 2,216
Core Fixed Income Fund 396 (120) — (849)
Diversified International Fund — 2,906 — (2,149)
Diversified Real Asset Fund — 21 — 569
Edge MidCap Fund — 1,189 — (420)
Equity Income Account — 5,134 — (2,627)
Finisterre Emerging Markets Total Return Bond Fund 83 — — 99
Global Diversified Income Fund 30 106 — (70)
Global Real Estate Securities Fund — 12 — 1,259
Government & High Quality Bond Account — (101) — 29
High Yield Fund 187 — — 122
Inflation Protection Fund — 312 — (347)
International Small Company Fund — 3 — 185
LargeCap Growth Fund I — — — 565
LargeCap Value Fund III — — — 172
Origin Emerging Markets Fund — (3) — 556
Overseas Fund — — — 35
Principal Active Global Dividend Income ETF — 350 — (330)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 20 — — 92
Principal U.S. Mega-Cap ETF 56 20 — 1,529
Principal U.S. Small-Cap Multi-Factor ETF 22 — — 2,142
Short-Term Income Fund 94 114 — (243)
Spectrum Preferred and Capital Securities Income Fund 330 (1) — 112
$ 1,218 $ 10,037 $ — $ 2,647
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .16%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
693,923 $ 694
Principal Exchange-Traded Funds - 25 .95%
Principal Investment Grade Corporate Active
ETF
(a)
71,000 1,902
Principal U.S. Mega-Cap ETF
(a)
1,471,311 58,410
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,072,400 50,317
$ 110,629
Principal Funds, Inc. Class R-6 - 52 .45%
Blue Chip Fund
(a)
1,488,386 60,830
Core Fixed Income Fund
(a)
1,211,771 12,178
Diversified International Fund
(a)
1,089,687 17,599
Diversified Real Asset Fund
(a)
1,633,231 21,722
Edge MidCap Fund
(a)
776,959 14,265
Global Real Estate Securities Fund
(a)
1,324,111 14,883
High Yield Fund
(a)
285,895 2,101
International Small Company Fund
(a)
651,862 8,487
LargeCap Growth Fund I
(a)
1,048,946 24,503
Origin Emerging Markets Fund
(a)
2,843,929 41,863
Spectrum Preferred and Capital Securities Income
Fund
(a)
488,761 5,152
$ 223,583
Principal Funds, Inc. Institutional Class - 9 .34%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
393,275 4,165
LargeCap Value Fund III
(a)
1,331,215 26,731
Overseas Fund
(a)
541,956 6,167
Short-Term Income Fund
(a)
222,008 2,753
$ 39,816
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .13%
Equity Income Account
(a)
1,494,934 48,511
Government & High Quality Bond Account
(a)
323,997 3,169
$ 51,680
TOTAL INVESTMENT COMPANIES $ 426,402
Total Investments $ 426,402
Other Assets and Liabilities -  (0.03)% (124)
TOTAL NET ASSETS - 100.00% $ 426,278
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 66 .52%
International Equity Funds 16 .75%
Fixed Income Funds 11 .51%
Specialty Funds 5 .09%
Money Market Funds 0 .16%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 51,403 $ 4,320 $ 3,903 $ 60,830
Core Fixed Income Fund 18,675 523 6,472 12,178
Diversified International Fund 49,312 1,210 36,086 17,599
Diversified Real Asset Fund 5,956 15,721 1,210 21,722
Edge MidCap Fund 26,819 999 16,758 14,265
Equity Income Account 73,667 2,569 36,635 48,511
Finisterre Emerging Markets Total Return Bond Fund — 4,130 — 4,165
Global Real Estate Securities Fund 11,374 2,488 673 14,883
Government & High Quality Bond Account 7,819 143 4,760 3,169
High Yield Fund 3,777 74 1,782 2,101
Inflation Protection Fund 5,877 — 5,811 —
International Small Company Fund 6,294 2,570 1,077 8,487
LargeCap Growth Fund I — 22,420 — 24,503
LargeCap Value Fund III — 25,930 — 26,731
Origin Emerging Markets Fund 19,783 20,324 403 41,863
Overseas Fund — 6,030 — 6,167
Principal Active Global Dividend Income ETF 6,010 — 6,094 —
Principal Government Money Market Fund - Institutional Class 0.00% 649 20,262 20,217 694
Principal Investment Grade Corporate Active ETF — 1,866 — 1,902
Principal U.S. Mega-Cap ETF 52,601 — 193 58,410
Principal U.S. Small-Cap Multi-Factor ETF 25,597 16,086 — 50,317
Short-Term Income Fund 9,958 109 7,250 2,753
Spectrum Preferred and Capital Securities Income Fund 8,731 353 3,939 5,152
$ 384,302 $ 148,127 $ 153,263 $ 426,402
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 235 $ — $ 8,775
Core Fixed Income Fund 166 (38) — (510)
Diversified International Fund — 8,900 — (5,737)
Diversified Real Asset Fund — 42 — 1,213
Edge MidCap Fund — 3,627 — (422)
Equity Income Account — 6,395 — 2,515
Finisterre Emerging Markets Total Return Bond Fund 28 — — 35
Global Real Estate Securities Fund — 4 — 1,690
Government & High Quality Bond Account — 78 — (111)
High Yield Fund 74 46 — (14)
Inflation Protection Fund — 5 — (71)
International Small Company Fund — 94 — 606
LargeCap Growth Fund I — — — 2,083
LargeCap Value Fund III — — — 801
Origin Emerging Markets Fund — (5) — 2,164
Overseas Fund — — — 137
Principal Active Global Dividend Income ETF — 1,337 — (1,253)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 8 — — 36
Principal U.S. Mega-Cap ETF 217 17 — 5,985
Principal U.S. Small-Cap Multi-Factor ETF 89 — — 8,634
Short-Term Income Fund 38 140 — (204)
Spectrum Preferred and Capital Securities Income Fund 139 74 — (67)
$ 759 $ 20,951 $ — $ 26,285
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .30%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
567,347 $ 567
Principal Exchange-Traded Funds - 24 .03%
Principal Active Income ETF
(a)
288,058 12,036
Principal Investment Grade Corporate Active
ETF
(a)
724,298 19,404
Principal U.S. Mega-Cap ETF
(a)
205,407 8,155
Principal U.S. Small-Cap Multi-Factor ETF
(a)
120,000 5,630
$ 45,225
Principal Funds, Inc. Class R-6 - 50 .32%
Blue Chip Fund
(a)
250,747 10,248
Core Fixed Income Fund
(a)
3,158,123 31,739
Diversified International Fund
(a)
289,771 4,680
Diversified Real Asset Fund
(a)
981,449 13,053
Global Real Estate Securities Fund
(a)
1,053,957 11,847
High Yield Fund
(a)
350,245 2,574
Origin Emerging Markets Fund
(a)
194,053 2,857
Small-MidCap Dividend Income Fund
(a)
101,909 1,715
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,516,261 15,981
$ 94,694
Principal Funds, Inc. Institutional Class - 12 .75%
Finisterre Emerging Markets Total Return Bond
Fund
(a)
570,921 6,046
LargeCap Value Fund III
(a)
162,376 3,261
Short-Term Income Fund
(a)
1,184,043 14,682
$ 23,989
Principal Variable Contracts Funds, Inc.  Class 1 - 12 .63%
Equity Income Account
(a)
159,899 5,189
Government & High Quality Bond Account
(a)
1,900,047 18,582
$ 23,771
TOTAL INVESTMENT COMPANIES $ 188,246
Total Investments $ 188,246
Other Assets and Liabilities -  (0.03)% (50)
TOTAL NET ASSETS - 100.00% $ 188,196
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 66 .80%
Domestic Equity Funds 18 .18%
International Equity Funds 7 .81%
Specialty Funds 6 .94%
Money Market Funds 0 .30%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 7,637 $ 1,573 $ 357 $ 10,248
Core Fixed Income Fund 19,176 15,628 2,698 31,739
Diversified International Fund 9,697 352 6,026 4,680
Diversified Real Asset Fund — 12,530 — 13,053
Edge MidCap Fund 2,368 59 2,657 —
Equity Income Account 15,609 774 12,893 5,189
Finisterre Emerging Markets Total Return Bond Fund — 5,997 — 6,046
Global Real Estate Securities Fund 6,226 5,351 833 11,847
Government & High Quality Bond Account 25,806 1,618 8,720 18,582
High Yield Fund 5,376 479 3,321 2,574
Inflation Protection Fund 11,519 451 11,837 —
LargeCap Value Fund III — 3,150 — 3,261
Origin Emerging Markets Fund — 2,770 — 2,857
Principal Active Income ETF 12,230 — 817 12,036
Principal Government Money Market Fund - Institutional Class 0.00% 559 3,438 3,430 567
Principal Investment Grade Corporate Active ETF 19,414 421 — 19,404
Principal U.S. Mega-Cap ETF 7,319 — — 8,155
Principal U.S. Small-Cap Multi-Factor ETF 3,785 714 — 5,630
Short-Term Income Fund 22,584 881 8,636 14,682
Small-MidCap Dividend Income Fund — 1,743 147 1,715
Spectrum Preferred and Capital Securities Income Fund 14,891 1,933 954 15,981
$ 184,196 $ 59,862 $ 63,326 $ 188,246
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ (1) $ — $ 1,396
Core Fixed Income Fund 282 19 — (386)
Diversified International Fund — 1,103 — (446)
Diversified Real Asset Fund — — — 523
Edge MidCap Fund — 675 — (445)
Equity Income Account — 6,503 — (4,804)
Finisterre Emerging Markets Total Return Bond Fund 41 — — 49
Global Real Estate Securities Fund — 33 — 1,070
Government & High Quality Bond Account — (163) — 41
High Yield Fund 98 278 — (238)
Inflation Protection Fund — 920 — (1,053)
LargeCap Value Fund III — — — 111
Origin Emerging Markets Fund — — — 87
Principal Active Income ETF 194 34 — 589
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 215 — — (431)
Principal U.S. Mega-Cap ETF 30 — — 836
Principal U.S. Small-Cap Multi-Factor ETF 12 — — 1,131
Short-Term Income Fund 107 102 — (249)
Small-MidCap Dividend Income Fund 2 6 — 113
Spectrum Preferred and Capital Securities Income Fund 319 (2) — 113
$ 1,300 $ 9,507 $ — $ (1,993)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .17%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
675,117 $ 675
Principal Exchange-Traded Funds - 24 .56%
Principal U.S. Mega-Cap ETF
(a)
1,161,000 46,091
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,118,100 52,461
$ 98,552
Principal Funds, Inc. Class R-6 - 52 .73%
Blue Chip Fund
(a)
1,391,198 56,858
Diversified International Fund
(a)
1,561,459 25,218
Diversified Real Asset Fund
(a)
1,544,142 20,537
Edge MidCap Fund
(a)
755,893 13,878
Global Real Estate Securities Fund
(a)
335,776 3,774
International Small Company Fund
(a)
785,024 10,221
LargeCap Growth Fund I
(a)
2,279,765 53,255
Origin Emerging Markets Fund
(a)
1,890,193 27,824
$ 211,565
Principal Funds, Inc. Institutional Class - 10 .84%
LargeCap Value Fund III
(a)
1,406,792 28,249
Overseas Fund
(a)
1,341,379 15,265
$ 43,514
Principal Variable Contracts Funds, Inc.  Class 1 - 11 .73%
Equity Income Account
(a)
1,450,513 47,069
TOTAL INVESTMENT COMPANIES $ 401,375
Total Investments $ 401,375
Other Assets and Liabilities -  (0.03)% (121)
TOTAL NET ASSETS - 100.00% $ 401,254
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 74 .23%
International Equity Funds 14 .22%
Fixed Income Funds 6 .29%
Specialty Funds 5 .12%
Money Market Funds 0 .17%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 49,500 $ 905 $ 1,811 $ 56,858
Diversified International Fund 68,142 835 47,814 25,218
Diversified Real Asset Fund — 19,690 — 20,537
Edge MidCap Fund 28,530 1,114 19,163 13,878
Equity Income Account 65,724 2,030 28,387 47,069
Global Real Estate Securities Fund 3,321 690 680 3,774
International Small Company Fund 6,854 3,610 1,020 10,221
LargeCap Growth Fund I 30,989 17,084 793 53,255
LargeCap Value Fund III 16,752 9,107 565 28,249
Origin Emerging Markets Fund 18,290 8,366 566 27,824
Overseas Fund — 14,930 — 15,265
Principal Government Money Market Fund - Institutional Class 0.00% 480 18,155 17,960 675
Principal U.S. Mega-Cap ETF 39,585 1,928 — 46,091
Principal U.S. Small-Cap Multi-Factor ETF 27,296 16,462 — 52,461
$ 355,463 $ 114,906 $ 118,759 $ 401,375
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ — $ 69 $ — $ 8,195
Diversified International Fund — 10,671 — (6,616)
Diversified Real Asset Fund — — — 847
Edge MidCap Fund — 3,863 — (466)
Equity Income Account — 4,441 — 3,261
Global Real Estate Securities Fund — 101 — 342
International Small Company Fund — 86 — 691
LargeCap Growth Fund I — (10) — 5,985
LargeCap Value Fund III — 3 — 2,952
Origin Emerging Markets Fund — (5) — 1,739
Overseas Fund — — — 335
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 162 — — 4,578
Principal U.S. Small-Cap Multi-Factor ETF 86 — — 8,703
$ 248 $ 19,219 $ — $ 30,546
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .48 % Shares Held Value (000's)
Money Market Funds - 2 .48%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
538,940 $ 539
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
3,163,774 3,164
$ 3,703
TOTAL INVESTMENT COMPANIES $ 3,703
BONDS - 88 .17%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .18%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 266
Agriculture - 0 .58%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 101
4.35%, 03/15/2024 250 272
Cargill Inc
0.75%, 02/02/2026
(e)
300 296
1.38%, 07/23/2023
(e)
200 204
$ 873
Airlines - 0 .49%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
264 292
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 215 218
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
210 226
$ 736
Automobile Asset Backed Securities - 8 .76%
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 14 14
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 84 84
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 258 260
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 14 15
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 119 119
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 327 327
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 500 500
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 350 350
CarMax Auto Owner Trust 2021-2
0.27%, 06/17/2024 200 200
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
15 15
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
36 36
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
200 200
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
171 171
0.61%, 02/18/2025
(e)
125 125
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(e)
273 273
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
500 508
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
400 425
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
$ 300 $ 322
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
250 260
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
750 749
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
250 252
GM Financial Consumer Automobile Receivables
Trust 2021-1
0.23%, 11/16/2023 222 222
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
136 137
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
750 808
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 20 20
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 228 228
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 278 278
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 252 252
0.32%, 09/16/2024 250 250
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 1,000 1,000
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
250 264
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
200 203
Toyota Auto Loan Extended Note Trust 2021-1
1.07%, 02/27/2034
(e)
500 500
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
36 36
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
1,212 1,214
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
400 400
0.64%, 03/16/2026
(e)
250 250
Westlake Automobile Receivables Trust 2021-2
0.32%, 04/15/2025
(e)
1,000 1,000
World Omni Auto Receivables Trust 2021-A
0.17%, 02/15/2024 650 650
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 17 17
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 143 143
$ 13,077
Automobile Floor Plan Asset Backed Securities - 0 .27%
Volvo Financial Equipment Master Owner Trust
0.59%, 07/17/2023
(e)
400 400
1.00 x 1 Month USD LIBOR + 0.52%
Automobile Manufacturers - 0 .27%
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 405
Banks - 19 .74%
Bank of America Corp
0.98%, 09/25/2025
(f)
500 500
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(f)
400 396
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(f)
600 601
Secured Overnight Financing Rate + 1.15%
1.35%, 01/20/2023 350 352
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 500 503

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.00%, 12/20/2023
(f)
$ 430 $ 446
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 822
Bank of Montreal
0.95%, 01/22/2027
(f)
300 295
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
1.24%, 10/30/2023 500 506
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 250 262
BNP Paribas SA
3.50%, 03/01/2023
(e)
250 262
Capital One NA
1.34%, 01/30/2023 600 603
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(f)
400 401
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(f)
400 394
Secured Overnight Financing Rate + 0.77%
1.14%, 04/25/2022 200 201
3 Month USD LIBOR + 0.96%
1.56%, 09/01/2023 500 507
3 Month USD LIBOR + 1.43%
3.50%, 05/15/2023 250 264
4.00%, 08/05/2024 274 298
4.04%, 06/01/2024
(f)
250 266
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 250 252
Credit Suisse Group AG
4.21%, 06/12/2024
(e),(f)
500 533
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 175 174
Fifth Third Bancorp
2.60%, 06/15/2022 800 817
3.65%, 01/25/2024 200 214
4.30%, 01/16/2024 400 433
First Republic Bank/CA
1.91%, 02/12/2024
(f)
250 255
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
0.48%, 01/27/2023 300 300
0.56%, 11/17/2023 500 500
Secured Overnight Financing Rate + 0.54%
0.83%, 12/09/2026 300 299
Secured Overnight Financing Rate + 0.79%
3.20%, 02/23/2023 300 313
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
200 210
Secured Overnight Financing Rate + 1.40%
3.95%, 05/18/2024
(f)
250 266
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 200 211
ING Groep NV
3.15%, 03/29/2022 450 460
JPMorgan Chase & Co
1.04%, 02/04/2027
(f)
200 197
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(f)
400 395
Secured Overnight Financing Rate + 0.80%
1.08%, 04/25/2023 1,000 1,007
3 Month USD LIBOR + 0.90%
1.41%, 10/24/2023 500 507
3 Month USD LIBOR + 1.23%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
1.51%, 06/01/2024
(f)
$ 300 $ 306
Secured Overnight Financing Rate + 1.46%
KeyBank NA/Cleveland OH
0.36%, 01/03/2024 500 501
Secured Overnight Financing Rate + 0.34%
1.25%, 03/10/2023 300 304
2.40%, 06/09/2022 400 408
3.30%, 02/01/2022 250 255
Morgan Stanley
0.53%, 01/25/2024
(f)
250 250
Secured Overnight Financing Rate + 0.46%
0.72%, 01/20/2023 368 369
Secured Overnight Financing Rate + 0.70%
1.58%, 10/24/2023 1,400 1,423
3 Month USD LIBOR + 1.40%
1.59%, 05/04/2027
(f)
250 252
Secured Overnight Financing Rate + 0.88%
4.10%, 05/22/2023 300 319
MUFG Union Bank NA
2.10%, 12/09/2022 250 256
Natwest Group PLC
4.27%, 03/22/2025
(f)
250 271
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(e)
200 199
PNC Bank NA
0.68%, 07/27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 600 618
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 150 163
Royal Bank of Canada
0.88%, 01/20/2026 300 296
Societe Generale SA
2.63%, 01/22/2025
(e)
300 313
State Street Corp
2.35%, 11/01/2025
(f)
200 210
Secured Overnight Financing Rate + 0.94%
3.10%, 05/15/2023 688 723
Toronto-Dominion Bank/The
0.30%, 06/02/2023 300 300
0.75%, 01/06/2026
(g)
300 296
Truist Bank
0.77%, 08/02/2022 250 250
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 700 715
2.63%, 01/15/2022 600 607
Truist Financial Corp
1.27%, 03/02/2027
(f)
175 175
Secured Overnight Financing Rate + 0.61%
UBS AG/London
1.75%, 04/21/2022
(e)
250 253
UBS Group AG
1.01%, 07/30/2024
(e),(f)
250 252
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
300 308
US Bancorp
3.60%, 09/11/2024 600 654
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 250 256
2.65%, 05/23/2022 300 306
Wells Fargo & Co
1.65%, 06/02/2024
(f)
400 409
Secured Overnight Financing Rate + 1.60%
2.16%, 02/11/2026
(f)
200 208
3 Month USD LIBOR + 0.75%

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
2.19%, 04/30/2026
(f)
$ 400 $ 415
Secured Overnight Financing Rate + 2.00%
3.07%, 01/24/2023 1,000 1,016
$ 29,480
Beverages - 0 .56%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 300 329
Diageo Capital PLC
1.38%, 09/29/2025 200 203
Keurig Dr Pepper Inc
0.75%, 03/15/2024 300 300
$ 832
Biotechnology - 1 .53%
Amgen Inc
2.65%, 05/11/2022 400 407
Biogen Inc
3.63%, 09/15/2022 359 373
Gilead Sciences Inc
0.75%, 09/29/2023 1,500 1,502
$ 2,282
Building Materials - 0 .23%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 337
Chemicals - 0 .97%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
250 250
Celanese US Holdings LLC
3.50%, 05/08/2024 200 214
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
200 210
DuPont de Nemours Inc
4.21%, 11/15/2023 250 271
Westlake Chemical Corp
3.60%, 07/15/2022 200 205
3.60%, 08/15/2026 268 292
$ 1,442
Commercial Mortgage Backed Securities - 3 .43%
BX Commercial Mortgage Trust 2021-VINO
0.73%, 05/15/2038
(e)
200 200
1.00 x 1 Month USD LIBOR + 0.65%
BX Trust
0.77%, 06/15/2038
(e)
300 300
1.00 x 1 Month USD LIBOR + 0.67%
Cold Storage Trust 2020-ICE5
0.97%, 11/15/2037
(e)
590 593
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.44%, 12/25/2025 297 295
0.52%, 06/25/2025 241 239
0.52%, 11/25/2026 298 295
0.53%, 01/25/2025 194 194
0.57%, 05/25/2026 121 120
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(h)
479 478
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(h)
149 148
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(h)
299 297
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(h)
249 247
Ginnie Mae
0.28%, 02/16/2055
(h),(i)
3,029 17
0.33%, 10/16/2054
(h),(i)
2,074 37
0.36%, 01/16/2054
(h),(i)
1,750 23
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Ginnie Mae   (continued)
0.37%, 09/16/2055
(h),(i)
$ 1,670 $ 30
0.55%, 01/16/2055
(h),(i)
3,530 50
0.88%, 06/16/2045
(h),(i)
502 14
1.26%, 12/16/2036
(h),(i)
358 10
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 162 163
MHC Commercial Mortgage Trust 2021-MHC
0.87%, 04/15/2038
(e)
700 700
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
0.92%, 05/15/2023
(e)
400 401
1.00 x 1 Month USD LIBOR + 0.85%
TPGI Trust 2021-DGWD
0.80%, 06/15/2026
(e)
275 275
1.00 x 1 Month USD LIBOR + 0.70%
$ 5,126
Commercial Services - 0 .27%
PayPal Holdings Inc
1.35%, 06/01/2023 400 407
Computers - 1 .27%
Apple Inc
0.70%, 02/08/2026 300 297
1.13%, 05/11/2025 900 910
3.25%, 02/23/2026 139 153
Dell International LLC / EMC Corp
5.45%, 06/15/2023 200 217
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 324
$ 1,901
Credit Card Asset Backed Securities - 0 .88%
BA Credit Card Trust
0.34%, 05/15/2026 500 498
1.74%, 01/15/2025 800 814
$ 1,312
Diversified Financial Services - 0 .58%
American Express Co
2.75%, 05/20/2022 200 204
3.70%, 11/05/2021 150 152
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
250 252
Secured Overnight Financing Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 242 261
$ 869
Electric - 6 .97%
AES Corp/The
1.38%, 01/15/2026
(e)
250 247
Alabama Power Co
2.45%, 03/30/2022 250 254
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
150 148
3.75%, 06/15/2023
(e)
900 953
American Electric Power Co Inc
0.66%, 11/01/2023 300 300
3 Month USD LIBOR + 0.48%
Black Hills Corp
4.25%, 11/30/2023 750 806
Dominion Energy Inc
0.65%, 09/15/2023 350 350
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(h)
200 201
3.07%, 08/15/2024
(h)
200 212
DTE Energy Co
1.05%, 06/01/2025 100 100
2.25%, 11/01/2022 250 256
2.53%, 10/01/2024 300 316

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Energy Co   (continued)
2.60%, 06/15/2022 $ 200 $ 204
Duke Energy Corp
0.90%, 09/15/2025 250 247
Duke Energy Florida LLC
3.10%, 08/15/2021 250 250
Entergy Louisiana LLC
0.62%, 11/17/2023 300 300
Evergy Inc
2.45%, 09/15/2024 200 209
Exelon Corp
3.50%, 06/01/2022 500 513
Florida Power & Light Co
0.27%, 05/10/2023 200 200
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 413 443
NextEra Energy Capital Holdings Inc
0.42%, 02/22/2023 200 200
3 Month USD LIBOR + 0.27%
2.40%, 09/01/2021 500 502
2.90%, 04/01/2022 150 153
3.15%, 04/01/2024 150 159
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 396
2.88%, 06/15/2024 100 106
San Diego Gas & Electric Co
1.91%, 02/01/2022 29 29
Southern California Edison Co
1.85%, 02/01/2022 59 59
Southwestern Electric Power Co
1.65%, 03/15/2026 400 405
Tucson Electric Power Co
3.05%, 03/15/2025 100 107
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
500 534
WEC Energy Group Inc
0.55%, 09/15/2023 750 750
Xcel Energy Inc
0.50%, 10/15/2023 500 500
$ 10,409
Electrical Components & Equipment - 0 .20%
Emerson Electric Co
0.88%, 10/15/2026 300 295
Electronics - 0 .57%
Honeywell International Inc
0.48%, 08/19/2022 250 250
1.85%, 11/01/2021 400 402
2.15%, 08/08/2022 200 204
$ 856
Environmental Control - 0 .20%
Republic Services Inc
2.50%, 08/15/2024 100 105
Waste Management Inc
0.75%, 11/15/2025 200 198
$ 303
Food - 0 .90%
Mars Inc
0.88%, 07/16/2026
(e)
500 490
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
850 846
$ 1,336
Forest Products & Paper - 0 .27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
400 410
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas - 0 .27%
NiSource Inc
0.95%, 08/15/2025 $ 400 $ 397
Healthcare - Services - 1 .00%
Centene Corp
4.25%, 12/15/2027 462 487
5.38%, 08/15/2026
(e)
236 247
HCA Inc
5.25%, 06/15/2026 662 766
$ 1,500
Home Builders - 0 .14%
DR Horton Inc
2.50%, 10/15/2024 200 210
Home Furnishings - 0 .31%
Panasonic Corp
2.54%, 07/19/2022
(e)
200 204
2.68%, 07/19/2024
(e)
250 263
$ 467
Insurance - 4 .91%
Allstate Corp/The
0.78%, 03/29/2023 250 252
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 150 158
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
750 818
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
500 495
1.10%, 06/23/2025
(e)
550 552
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
500 505
2.75%, 06/22/2024
(e)
500 530
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e)
300 299
0.90%, 06/08/2023
(e)
350 353
1.95%, 09/15/2021
(e)
470 472
3.60%, 01/11/2024
(e)
600 645
New York Life Global Funding
0.65%, 06/10/2022
(e)
1,000 1,004
3 Month USD LIBOR + 0.52%
2.00%, 01/22/2025
(e)
200 207
2.30%, 06/10/2022
(e)
238 243
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
500 492
Prudential Financial Inc
1.50%, 03/10/2026 300 304
$ 7,329
Internet - 0 .34%
eBay Inc
1.40%, 05/10/2026 500 502
Iron & Steel - 0 .17%
Nucor Corp
2.00%, 06/01/2025 250 259
Machinery - Construction & Mining - 0 .38%
Caterpillar Financial Services Corp
0.90%, 03/02/2026 250 250
2.55%, 11/29/2022 300 310
$ 560
Machinery - Diversified - 0 .47%
John Deere Capital Corp
0.70%, 01/15/2026 300 297
1.20%, 04/06/2023 150 152
Otis Worldwide Corp
0.64%, 04/05/2023 250 250
3 Month USD LIBOR + 0.45%
$ 699

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 1 .31%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 $ 292 $ 331
Discovery Communications LLC
4.90%, 03/11/2026 502 572
Sky Ltd
3.13%, 11/26/2022
(e)
130 135
ViacomCBS Inc
4.75%, 05/15/2025 450 509
Walt Disney Co/The
1.75%, 01/13/2026 400 411
$ 1,958
Mining - 0 .48%
Anglo American Capital PLC
5.38%, 04/01/2025
(e),(g)
400 456
Glencore Funding LLC
1.63%, 09/01/2025
(e)
250 253
$ 709
Miscellaneous Manufacturers - 0 .20%
Siemens Financieringsmaatschappij NV
0.46%, 03/11/2024
(e)
300 302
Secured Overnight Financing Rate + 0.43%
Mortgage Backed Securities - 2 .50%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(h)
15 15
CHL Mortgage Pass-Through Trust 2003-46
2.59%, 01/19/2034
(h)
12 12
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(h)
10 10
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(h)
37 37
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(h)
146 150
JP Morgan Mortgage Trust 2004-A3
2.11%, 07/25/2034
(h)
11 10
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 20
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(h)
30 30
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(h)
540 555
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(h)
223 229
PHH Mortgage Trust Series 2008-CIM1
2.34%, 06/25/2038 34 33
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(h)
31 31
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(h)
30 30
Sequoia Mortgage Trust
2.50%, 06/25/2051
(e),(h)
697 713
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(h)
50 50
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(h)
17 17
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(h)
15 15
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(h)
267 275
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(h)
$ 492 $ 503
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(h)
6 6
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(h)
15 15
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(h)
86 87
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(h)
147 148
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(h)
57 57
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(h)
421 429
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(h)
160 162
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(h)
95 97
$ 3,737
Oil & Gas - 2 .16%
BP Capital Markets PLC
3.81%, 02/10/2024 500 541
Chevron USA Inc
0.43%, 08/11/2023 300 300
0.69%, 08/12/2025 400 397
Cimarex Energy Co
4.38%, 06/01/2024 250 272
Exxon Mobil Corp
1.57%, 04/15/2023 150 153
2.99%, 03/19/2025 200 215
Marathon Petroleum Corp
4.50%, 05/01/2023 200 213
Phillips 66
0.78%, 02/15/2024 250 250
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 150 165
Shell International Finance BV
2.38%, 08/21/2022 300 307
Suncor Energy Inc
2.80%, 05/15/2023 300 312
3.10%, 05/15/2025 100 107
$ 3,232
Oil & Gas Services - 0 .28%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 190 197
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
200 215
$ 412
Other Asset Backed Securities - 6 .76%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
147 149
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
36 37
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
197 199
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
264 264
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
600 599

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
$ 500 $ 503
Drug Royalty III LP 1
2.74%, 04/15/2027
(e)
12 12
1.00 x 3 Month USD LIBOR + 2.50%
4.27%, 10/15/2031
(e)
138 142
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
250 250
HPEFS Equipment Trust 2021-1
0.27%, 03/20/2031
(e)
475 475
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
436 437
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
400 400
MMAF Equipment Finance LLC 2021-A
0.30%, 04/15/2024
(e)
400 400
MVW 2021-1W LLC
1.14%, 01/22/2041
(e)
98 98
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
80 81
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
171 177
PFS Financing Corp
0.71%, 04/15/2026
(e)
250 250
0.93%, 08/15/2024
(e)
500 502
0.97%, 02/15/2026
(e)
350 352
2.23%, 10/15/2024
(e)
750 767
2.86%, 04/15/2024
(e)
250 255
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 164 165
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 336 341
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 506
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 500 507
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 300 305
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 500 501
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 500 501
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
547 548
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
62 62
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
150 151
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
39 39
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
108 113
$ 10,088
Packaging & Containers - 0 .33%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
300 298
1.51%, 04/15/2026
(e)
200 199
$ 497
Pharmaceuticals - 2 .57%
AbbVie Inc
2.15%, 11/19/2021 600 604
AstraZeneca PLC
0.70%, 04/08/2026 500 487
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
200 214
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co
0.54%, 11/13/2023 $ 300 $ 300
0.75%, 11/13/2025 300 297
2.90%, 07/26/2024 150 160
Cigna Corp
0.61%, 03/15/2024 150 150
1.25%, 03/15/2026 300 301
CVS Health Corp
2.63%, 08/15/2024 250 264
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 502
Novartis Capital Corp
1.75%, 02/14/2025 300 309
Pfizer Inc
2.80%, 03/11/2022 250 255
$ 3,843
Pipelines - 1 .81%
Buckeye Partners LP
4.15%, 07/01/2023 400 413
Enterprise Products Operating LLC
3.50%, 02/01/2022 400 408
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
250 256
Kinder Morgan Inc
1.46%, 01/15/2023 500 507
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 575 621
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
200 201
TransCanada PipeLines Ltd
2.37%, 05/15/2067 327 291
3 Month USD LIBOR + 2.21%
$ 2,697
REITs - 2 .66%
American Tower Corp
2.40%, 03/15/2025 200 209
American Tower Trust #1
3.07%, 03/15/2048
(e)
1,225 1,231
Crown Castle International Corp
1.35%, 07/15/2025 250 252
CubeSmart LP
4.00%, 11/15/2025 65 71
4.38%, 12/15/2023 292 315
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 294
4.95%, 04/01/2024 250 272
Public Storage
0.88%, 02/15/2026 250 248
SBA Tower Trust
1.63%, 11/15/2026
(e)
500 500
1.88%, 07/15/2050
(e)
125 127
2.84%, 01/15/2050
(e)
225 236
Ventas Realty LP
3.50%, 04/15/2024 198 212
$ 3,967
Semiconductors - 0 .79%
Broadcom Inc
4.70%, 04/15/2025 200 226
Microchip Technology Inc
4.33%, 06/01/2023 200 213
Micron Technology Inc
2.50%, 04/24/2023 300 310
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
200 215
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
200 211
$ 1,175

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0 .89%
Fidelity National Information Services Inc
0.38%, 03/01/2023 $ 525 $ 524
Intuit Inc
0.65%, 07/15/2023 200 201
Oracle Corp
1.65%, 03/25/2026 300 304
Roper Technologies Inc
1.00%, 09/15/2025 300 299
$ 1,328
Student Loan Asset Backed Securities - 4 .77%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
125 129
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
154 159
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
248 254
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
117 118
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
451 450
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
237 238
Keycorp Student Loan Trust 2000-b
0.49%, 07/25/2029 145 144
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.71%, 01/25/2037 363 363
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
26 26
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(e)
5 5
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
60 62
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
176 179
Navient Private Education Refi Loan Trust
2020-A
0.42%, 11/15/2068
(e)
34 34
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
265 268
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
273 275
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
310 312
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
223 225
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
212 211
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
414 414
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(e)
225 226
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(e)
1,000 1,000
SLM Private Credit Student Loan Trust 2004-A
0.52%, 06/15/2033 77 76
1.00 x 3 Month USD LIBOR + 0.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Private Credit Student Loan Trust 2004-B
0.45%, 03/15/2024 $ 160 $ 160
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.41%, 06/15/2039 530 515
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.32%, 12/15/2039 211 206
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2020-A
0.40%, 03/15/2027
(e)
78 78
1.00 x 1 Month USD LIBOR + 0.30%
SMB Private Education Loan Trust 2021-A
0.60%, 01/15/2053
(e)
77 77
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
279 275
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(e)
650 647
$ 7,126
Telecommunications - 3 .27%
AT&T Inc
1.04%, 02/15/2023 250 253
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 600 606
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
502 503
3.66%, 05/15/2045
(e)
100 107
4.24%, 07/15/2048
(e)
290 327
NTT Finance Corp
0.37%, 03/03/2023
(e)
200 200
0.58%, 03/01/2024
(e)
400 399
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
47 47
4.74%, 03/20/2025
(e)
1,078 1,157
5.15%, 03/20/2028
(e)
500 575
Verizon Communications Inc
0.75%, 03/22/2024 400 402
0.84%, 03/20/2026 300 306
Secured Overnight Financing Rate + 0.79%
$ 4,882
Transportation - 0 .14%
Ryder System Inc
3.75%, 06/09/2023 200 212
Trucking & Leasing - 0 .14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
200 214
TOTAL BONDS $ 131,656
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 8 .29%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
2.42%, 09/01/2035 $ 6 $ 7
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .03%
1.76%, 04/01/2033 12 12
1.00 x 6 Month USD LIBOR + 1.51%
2.02%, 12/01/2032 3 3
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 4 4
1.00 x 12 Month USD LIBOR + 1.75%
2.25%, 08/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.63%
2.29%, 02/01/2037 13 13
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.10%

Schedule of Investments
Short-Term Income Account
June 30, 2021 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
2.31%, 02/01/2035 $ 2 $ 2
1.00 x 6 Month USD LIBOR + 2.06%
2.41%, 11/01/2032 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
2.41%, 07/01/2034 7 7
1.00 x 12 Month USD LIBOR + 1.63%
2.50%, 12/01/2033 1 1
1.00 x 6 Month USD LIBOR + 2.25%
8.00%, 05/01/2027 3 3
$ 51
U.S. Treasury - 3 .97%
0.13%, 01/31/2023 1,300 1,299
0.13%, 10/15/2023 250 249
0.25%, 03/15/2024 1,400 1,394
1.13%, 02/28/2022 600 604
1.25%, 08/31/2024 500 512
1.75%, 11/30/2021 600 604
2.75%, 07/31/2023 1,200 1,262
$ 5,924
U.S. Treasury Bill - 4 .29%
0.01%, 09/16/2021
(j)
1,000 1,000
0.02%, 09/02/2021
(j)
500 500
0.02%, 09/09/2021
(j)
700 700
0.02%, 10/28/2021
(j)
600 600
0.03%, 09/23/2021
(j)
600 600
0.03%, 09/30/2021
(j)
1,000 999
0.04%, 07/01/2021
(j)
1,000 1,000
0.04%, 12/09/2021
(j)
500 500
0.05%, 10/14/2021
(j)
500 500
$ 6,399
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 12,381
Total Investments $ 147,740
Other Assets and Liabilities -  1.06% 1,585
TOTAL NET ASSETS - 100.00% $ 149,325
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $539 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $50,735 or 33.98% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $521 or 0.35% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security is an Interest Only Strip.
(j) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27 .89%
Asset Backed Securities 21 .44%
Government 8 .26%
Consumer, Non-cyclical 7 .41%
Utilities 7 .24%
Mortgage Securities 5 .96%
Communications 4 .92%
Energy 4 .25%
Industrial 3 .04%
Technology 2 .95%
Money Market Funds 2 .48%
Basic Materials 1 .89%
Consumer, Cyclical 1 .21%
Other Assets and Liabilities
1 .06%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,196 $ 45,322 $ 44,354 $ 3,164
$ 2,196 $ 45,322 $ 44,354 $ 3,164
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2021 Short 42 $ 5,184 $ 18
Total $ 18
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
June 30, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .18 % Shares Held Value (000's)
Money Market Funds - 4 .18%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,421,894 $ 1,422
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
8,384,642 8,385
$ 9,807
TOTAL INVESTMENT COMPANIES $ 9,807
COMMON STOCKS - 98 .69 % Shares Held Value (000's)
Agriculture - 1 .80%
Darling Ingredients Inc
(d)
51,700 $ 3,490
Vital Farms Inc
(d)
37,000 738
$ 4,228
Airlines - 0 .38%
Sun Country Airlines Holdings Inc
(d)
24,300 899
Automobile Parts & Equipment - 0 .98%
Modine Manufacturing Co
(d)
57,600 956
Visteon Corp
(d)
11,100 1,342
$ 2,298
Banks - 6 .02%
Ameris Bancorp 44,500 2,253
BancFirst Corp 11,200 699
First Foundation Inc 32,600 734
First Horizon Corp 148,756 2,570
First Interstate BancSystem Inc 42,500 1,778
First Merchants Corp 32,300 1,346
Independent Bank Corp/MI 22,100 480
Lakeland Bancorp Inc 26,200 458
United Community Banks Inc/GA 77,720 2,488
WesBanco Inc 37,100 1,322
$ 14,128
Biotechnology - 5 .91%
Acceleron Pharma Inc
(d)
9,900 1,242
ADC Therapeutics SA
(d)
14,600 355
Allogene Therapeutics Inc
(d)
13,900 362
Bluebird Bio Inc
(d)
21,600 691
Cellectis SA ADR
(d)
33,200 514
Denali Therapeutics Inc
(d)
27,200 2,134
Design Therapeutics Inc
(d),(e)
16,500 328
Horizon Therapeutics Plc
(d)
26,600 2,491
Immunocore Holdings PLC ADR
(d)
8,700 340
Insmed Inc
(d)
37,600 1,070
Iovance Biotherapeutics Inc
(d)
28,000 729
MacroGenics Inc
(d)
29,400 790
Magenta Therapeutics Inc
(d)
60,200 589
Olink Holding AB ADR
(d)
16,000 551
Precision BioSciences Inc
(d)
60,800 761
Seagen Inc
(d)
5,900 931
$ 13,878
Building Materials - 1 .51%
Builders FirstSource Inc
(d)
41,600 1,775
Masonite International Corp
(d)
15,800 1,766
$ 3,541
Chemicals - 2 .21%
Atotech Ltd
(d)
88,500 2,259
Diversey Holdings Ltd
(d)
127,500 2,284
Koppers Holdings Inc
(d)
19,600 634
$ 5,177
Commercial Services - 4 .61%
ABM Industries Inc 24,400 1,082
AMN Healthcare Services Inc
(d)
19,900 1,930
BrightView Holdings Inc
(d)
58,000 935
Coursera Inc
(d)
13,500 534
Custom Truck One Source Inc
(d),(e)
60,100 572
First Advantage Corp
(d)
44,700 890
Heidrick & Struggles International Inc 18,200 811
Huron Consulting Group Inc
(d)
26,300 1,293
ICF International Inc 10,600 931
Legalzoom.com Inc
(d)
4,044 153
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Medifast Inc 6,000 $ 1,698
$ 10,829
Computers - 1 .57%
ExlService Holdings Inc
(d)
18,100 1,923
KnowBe4 Inc
(d),(e)
56,633 1,771
$ 3,694
Consumer Products - 0 .54%
Central Garden & Pet Co - A Shares
(d)
26,120 1,262
Cosmetics & Personal Care - 1 .15%
Beauty Health Co/The
(d),(e)
37,900 637
Beauty Health Co/The - Warrants
(d)
30,033 192
Honest Co Inc/The
(d)
115,900 1,876
$ 2,705
Distribution & Wholesale - 0 .85%
ThredUp Inc
(d),(e)
37,357 1,086
Titan Machinery Inc
(d)
29,500 913
$ 1,999
Diversified Financial Services - 5 .16%
Encore Capital Group Inc
(d)
39,800 1,886
Flywire Corp
(d)
28,600 1,051
Focus Financial Partners Inc
(d)
43,900 2,129
Janus Henderson Group PLC 37,200 1,444
Lazard Ltd 16,800 760
Piper Sandler Cos 17,750 2,300
Stifel Financial Corp 39,100 2,536
$ 12,106
Electric - 1 .91%
Brookfield Renewable Corp 64,300 2,697
Portland General Electric Co 38,800 1,788
$ 4,485
Electrical Components & Equipment - 1 .47%
EnerSys 29,100 2,844
nLight Inc
(d)
16,490 598
$ 3,442
Electronics - 3 .67%
Advanced Energy Industries Inc 22,000 2,480
Atkore Inc
(d)
37,000 2,627
SYNNEX Corp 14,500 1,765
Vishay Intertechnology Inc 77,700 1,752
$ 8,624
Energy - Alternate Sources - 0 .29%
Array Technologies Inc
(d)
43,300 675
Engineering & Construction - 1 .89%
Dycom Industries Inc
(d)
29,300 2,184
MYR Group Inc
(d)
14,700 1,336
Tutor Perini Corp
(d)
66,186 917
$ 4,437
Entertainment - 3 .30%
Caesars Entertainment Inc
(d)
36,400 3,777
Golden Entertainment Inc
(d)
45,700 2,047
Vail Resorts Inc
(d)
6,100 1,931
$ 7,755
Food - 0 .84%
Performance Food Group Co
(d)
40,518 1,965
Gas - 0 .68%
Southwest Gas Holdings Inc 24,000 1,588
Healthcare - Products - 3 .66%
Adaptive Biotechnologies Corp
(d)
22,100 903
Castle Biosciences Inc
(d)
16,800 1,232
Natera Inc
(d)
24,900 2,827
Nevro Corp
(d)
12,000 1,989
STAAR Surgical Co
(d)
10,700 1,632
$ 8,583
Healthcare - Services - 4 .39%
Accolade Inc
(d)
14,842 806
Addus HomeCare Corp
(d)
19,200 1,675
Amedisys Inc
(d)
2,600 637

Schedule of Investments
SmallCap Account
June 30, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Aveanna Healthcare Holdings Inc
(d)
60,100 $ 743
LifeStance Health Group Inc
(d),(e)
92,200 2,569
Syneos Health Inc
(d)
31,200 2,792
Teladoc Health Inc
(d)
6,500 1,081
$ 10,303
Holding Companies - Diversified - 1 .34%
Ajax I
(d),(e)
66,700 665
Ajax I - Class A Warrants
(d)
21,550 40
GS Acquisition Holdings Corp II
(d)
86,800 903
GS Acquisition Holdings Corp II - Class A
Warrants
(d)
45,150 99
Vesper Healthcare Acquisition Corp - PIPE
(d),(f)
85,000 1,428
$ 3,135
Home Builders - 1 .08%
Taylor Morrison Home Corp
(d)
95,900 2,534
Home Furnishings - 0 .48%
Purple Innovation Inc
(d)
42,434 1,121
Insurance - 1 .66%
CNO Financial Group Inc 54,000 1,276
Hanover Insurance Group Inc/The 16,500 2,238
Reinsurance Group of America Inc 3,300 376
$ 3,890
Internet - 1 .78%
Eventbrite Inc
(d)
80,700 1,533
Revolve Group Inc
(d)
38,500 2,653
$ 4,186
Iron & Steel - 0 .93%
Cleveland-Cliffs Inc
(d)
100,800 2,173
Leisure Products & Services - 0 .83%
Lindblad Expeditions Holdings Inc
(d)
41,900 671
Planet Fitness Inc
(d)
17,000 1,279
$ 1,950
Machinery - Diversified - 1 .38%
Columbus McKinnon Corp/NY 33,200 1,601
Gates Industrial Corp PLC
(d)
90,251 1,631
$ 3,232
Media - 0 .53%
World Wrestling Entertainment Inc 21,400 1,239
Metal Fabrication & Hardware - 1 .62%
Rexnord Corp 58,000 2,902
Xometry Inc
(d)
10,329 903
$ 3,805
Mining - 0 .75%
Alcoa Corp
(d)
29,120 1,073
Piedmont Lithium Inc
(d)
8,700 680
$ 1,753
Miscellaneous Manufacturers - 0 .89%
Hillenbrand Inc 47,200 2,081
Office Furnishings - 0 .29%
HNI Corp 15,600 686
Oil & Gas - 0 .97%
PDC Energy Inc 15,700 719
Pioneer Natural Resources Co 9,553 1,552
$ 2,271
Oil & Gas Services - 0 .92%
Bristow Group Inc
(d)
22,200 569
ChampionX Corp
(d)
61,843 1,586
$ 2,155
Packaging & Containers - 0 .41%
Graphic Packaging Holding Co 53,600 972
Pharmaceuticals - 1 .63%
Collegium Pharmaceutical Inc
(d)
38,700 915
Dexcom Inc
(d)
2,000 854
PMV Pharmaceuticals Inc
(d)
23,800 813
Revance Therapeutics Inc
(d)
42,000 1,245
$ 3,827
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 5 .63%
Agree Realty Corp 39,400 $ 2,777
Cousins Properties Inc 64,401 2,369
First Industrial Realty Trust Inc 47,400 2,476
Ladder Capital Corp 80,800 933
Pebblebrook Hotel Trust 105,920 2,494
Rexford Industrial Realty Inc 37,900 2,158
$ 13,207
Retail - 5 .72%
Bed Bath & Beyond Inc
(d)
11,900 396
BJ's Wholesale Club Holdings Inc
(d)
33,100 1,575
Bloomin' Brands Inc
(d)
27,900 757
Brinker International Inc
(d)
19,400 1,200
Caleres Inc 100,800 2,751
Petco Health & Wellness Co Inc
(d),(e)
53,050 1,189
Rush Enterprises Inc - Class A 13,600 588
Ruth's Hospitality Group Inc
(d)
42,260 973
Sally Beauty Holdings Inc
(d)
76,200 1,682
Vroom Inc
(d)
39,400 1,649
World Fuel Services Corp 21,200 673
$ 13,433
Savings & Loans - 1 .86%
Meridian Bancorp Inc 17,100 350
Provident Financial Services Inc 49,000 1,122
Sterling Bancorp/DE 116,800 2,895
$ 4,367
Semiconductors - 3 .07%
Allegro MicroSystems Inc
(d)
79,800 2,210
Entegris Inc 20,300 2,496
SiTime Corp
(d)
19,800 2,507
$ 7,213
Software - 8 .97%
Aspen Technology Inc
(d)
9,000 1,238
Bentley Systems Inc 12,170 788
BigCommerce Holdings Inc
(d)
7,400 480
Clear Secure Inc
(d)
13,158 526
Concentrix Corp
(d)
14,500 2,331
DigitalOcean Holdings Inc
(d)
34,100 1,896
DoubleVerify Holdings Inc
(d)
17,856 756
Doximity Inc
(d)
10,620 618
Duck Creek Technologies Inc
(d)
11,300 492
Jamf Holding Corp
(d)
22,600 759
Manhattan Associates Inc
(d)
17,900 2,593
Olo Inc
(d)
5,700 213
ON24 Inc
(d)
14,700 521
Paymentus Holdings Inc
(d)
31,400 1,115
Privia Health Group Inc
(d)
43,700 1,939
SentinelOne Inc
(d)
10,800 459
Signify Health Inc
(d)
27,100 825
Sprout Social Inc
(d)
39,200 3,505
$ 21,054
Telecommunications - 0 .18%
Switch Inc 19,800 418
Transportation - 0 .98%
Atlas Air Worldwide Holdings Inc
(d)
12,575 856
Hub Group Inc
(d)
21,700 1,432
$ 2,288
TOTAL COMMON STOCKS $ 231,591
Total Investments $ 241,398
Other Assets and Liabilities -  (2.87)% (6,723)
TOTAL NET ASSETS - 100.00% $ 234,675

Schedule of Investments
SmallCap Account
June 30, 2021 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,472 or
2.33% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,103 or 2.17% of net assets.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 24 .53%
Financial 20 .33%
Consumer, Cyclical 13 .91%
Industrial 13 .82%
Technology 13 .61%
Money Market Funds 4 .18%
Basic Materials 3 .89%
Utilities 2 .59%
Communications 2 .49%
Energy 2 .18%
Diversified 1 .34%
Other Assets and Liabilities
( 2 .87 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2020 Purchases Sales June 30, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,177 $ 82,500 $ 75,292 $ 8,385
$ 1,177 $ 82,500 $ 75,292 $ 8,385
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Vesper Healthcare Acquisition Corp - PIPE 12/08/2020 $ 850 $ 1,428 0.61%
Total $ 1,428 0.61%
Amounts in thousands.

Glossary to the Schedule of Investments
June 30, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
BLUE CHIP ACCOUNT
Class 3 shares
2021(c) $ 10.34 ( $ 0.03) $ 1.75 $ 1.72 $ – $ – $ – $ 12.06
2020(g) 10.00 – 0.34 0.34 – – – 10.34
BOND MARKET INDEX ACCOUNT
Class 1 shares
2021(c) 11.21 0.09 (0.28) (0.19) – – – 11.02
2020 10.72 0.23 0.55 0.78 (0.29) – (0.29) 11.21
2019 10.15 0.28 0.58 0.86 (0.29) – (0.29) 10.72
2018 10.39 0.26 (0.28) (0.02) (0.22) – (0.22) 10.15
2017 10.25 0.22 0.11 0.33 (0.19) – (0.19) 10.39
2016 10.20 0.19 0.05 0.24 (0.19) – (0.19) 10.25
CORE PLUS BOND ACCOUNT
Class 1 shares
2021(c) 12.15 0.13 (0.21) (0.08) – – – 12.07
2020 11.50 0.23 0.86 1.09 (0.44) – (0.44) 12.15
2019 10.81 0.34 0.72 1.06 (0.37) – (0.37) 11.50
2018 11.35 0.36 (0.52) (0.16) (0.38) – (0.38) 10.81
2017 11.15 0.35 0.18 0.53 (0.33) – (0.33) 11.35
2016 11.05 0.32 0.14 0.46 (0.36) – (0.36) 11.15
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2021(c) 17.58 – 1.13 1.13 – – – 18.71
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16.52
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
2017(h) 15.36 0.45 0.65 1.10 (0.26) (0.22) (0.48) 15.98
Class 2 shares
2021(c) 17.61 (0.03) 1.14 1.11 – – – 18.72
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
2017 14.76 0.35 1.32 1.67 (0.22) (0.22) (0.44) 15.99
2016 14.11 0.22 0.75 0.97 (0.18) (0.14) (0.32) 14.76
Class 3 shares
2021(c) 17.58 (0.04) 1.13 1.09 – – – 18.67
2020(g) 17.32 0.05 0.21 0.26 – – – 17.58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
16.63% (d) $ 6,538 1.05% (e),(f) – % (0.57) % (e) 23.0% (e)
3.40 (d) 5,170 1.05 (e),(f) – (0.66) (e) 54.6 (e)
(1.69) (d) 2,874,293 0.14 (e) – 1.60 (e) 143.1 (e)
7.29 2,735,259 0.14 – 2.04 104.0
8.47 2,539,460 0.15 (f) – 2.60 93.6
(0.19) 2,213,355 0.15 (f) – 2.52 123.1
3.27 2,448,068 0.23 (f) – 2.10 108.9
2.29 2,184,608 0.25 – 1.86 118.5
(0.66) (d) 243,248 0.47 (e) – 2.15 (e) 169.8 (e)
9.55 255,956 0.47 – 1.92 210.3
9.81 252,874 0.47 – 2.99 152.4
(1.41) 280,760 0.47 – 3.27 127.5
4.81 293,662 0.46 – 3.08 123.5
4.09 292,436 0.46 – 2.79 155.1
6.43 (d) 41,721 0.05 (e) – (0.05) (e) 10.3 (e)
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
(3.14) 36,763 0.05 – 1.95 15.7
7.27 (d) 42,702 0.05 (e) – 4.27 (e) 13.9 (e)
6.30 (d) 979,333 0.30 (e) – (0.30) (e) 10.3 (e)
12.63 979,751 0.30 – 1.95 23.6
18.23 988,264 0.30 (i) 0.30 (j) 1.96 16.9
(3.40) 968,449 0.30 (i) 0.30 (j) 1.69 15.7
11.43 1,131,373 0.30 (i) 0.30 (j) 2.27 13.9
6.90 1,099,647 0.30 (i) 0.30 (j) 1.51 14.1
6.20 (d) 11 0.45 (e) – (0.42) (e) 10.3 (e)
1.50 (d) 10 0.45 (e) – 4.11 (e) 23.6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(h) Period from May 1, 2017 date operations commenced, through December 31, 2017.
(i) Reflects Manager's voluntary expense limit.
(j) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2021(c) $ 13.65 ( $ 0.02) $ 0.82 $ 0.80 $ – $ – $ – $ 14.45
2020 12.91 0.24 1.26 1.50 (0.25) (0.51) (0.76) 13.65
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
2017 11.27 0.43 0.78 1.21 (0.15) (0.08) (0.23) 12.25
2016 10.72 0.16 0.53 0.69 (0.08) (0.06) (0.14) 11.27
Class 3 shares
2021(c) 13.65 (0.03) 0.82 0.79 – – – 14.44
2020(g) 13.46 0.04 0.15 0.19 – – – 13.65
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2021(c) 12.40 (0.01) 0.72 0.71 – – – 13.11
2020 11.71 0.20 0.81 1.01 (0.18) (0.14) (0.32) 12.40
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
2017(i) 10.00 0.27 0.53 0.80 – – – 10.80
Class 3 shares
2021(c) 12.40 (0.02) 0.73 0.71 – – – 13.11
2020(g) 12.22 0.04 0.14 0.18 – – – 12.40
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2021(c) 20.15 (0.03) 1.80 1.77 – – – 21.92
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
2017 15.93 0.43 1.79 2.22 (0.23) (0.26) (0.49) 17.66
2016 15.08 0.24 0.98 1.22 (0.19) (0.18) (0.37) 15.93
Class 3 shares
2021(c) 20.15 (0.05) 1.80 1.75 – – – 21.90
2020(g) 19.80 0.07 0.28 0.35 – – – 20.15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
5.86% (d) $ 187,601 0.30% (e),(f) – % (0.31) % (e) 14.6% (e)
12.03 185,139 0.31 (f) – 1.84 25.0
17.48 176,235 0.31 (f) – 1.90 21.3
(3.20) 162,166 0.31 (f) – 1.59 16.2
10.90 181,005 0.31 (f) – 3.65 13.6
6.42 168,756 0.31 (f) – 1.48 13.6
5.79 (d) 11 0.45 (e) – (0.42) (e) 14.6 (e)
1.41 (d) 10 0.46 (e) – 4.31 (e) 25.0 (e)
5.73 (d) 210,272 0.38 (e) – (0.12) (e) 52.2 (e)
8.82 184,469 0.38 (f) – 1.73 83.5
15.47 145,371 0.38 (f) – 2.47 33.1
(3.71) (h) 66,983 0.38 (f) – 1.90 99.6
8.10 (d),(h) 36,522 0.39 (e),(f) – 3.36 (e) 8.0 (e)
5.73 (d) 11 0.53 (e) – (0.24) (e) 52.2 (e)
1.47 (d) 10 0.53 (e) – 5.62 (e) 83.5 (e)
8.78 (d) 3,973,814 0.30 (e) – (0.30) (e) 9.1 (e)
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (j) 0.30 (k) 1.89 16.0
(4.51) (h) 3,488,312 0.30 (j) 0.30 (k) 1.69 15.5
14.21 (h) 3,945,713 0.30 (j) 0.30 (k) 2.52 10.9
8.14 3,588,901 0.30 (j) 0.30 (k) 1.53 11.1
8.68 (d) 11 0.45 (e) – (0.45) (e) 9.1 (e)
1.77 (d) 10 0.45 (e) – 5.91 (e) 23.0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(j) Reflects Manager's voluntary expense limit.
(k) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2021(c) $ 14.33 ( $ 0.02) $ 1.20 $ 1.18 $ – $ – $ – $ 15.51
2020 13.53 0.23 1.46 1.69 (0.25) (0.64) (0.89) 14.33
2019 11.61 0.23 2.09 2.32 (0.20) (0.20) (0.40) 13.53
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
2017 11.46 0.52 0.99 1.51 (0.15) (0.10) (0.25) 12.72
2016 10.79 0.16 0.66 0.82 (0.07) (0.08) (0.15) 11.46
Class 3 shares
2021(c) 14.33 (0.03) 1.19 1.16 – – – 15.49
2020(g) 14.09 0.05 0.19 0.24 – – – 14.33
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2021(c) 12.68 (0.01) 1.03 1.02 – – – 13.70
2020 12.00 0.19 0.86 1.05 (0.18) (0.19) (0.37) 12.68
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
2017(h) 10.00 0.30 0.67 0.97 – – – 10.97
Class 3 shares
2021(c) 12.68 (0.02) 1.04 1.02 – – – 13.70
2020(g) 12.47 0.05 0.16 0.21 – – – 12.68
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2021(c) 14.82 (0.02) 0.60 0.58 – – – 15.40
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
2017 12.34 0.26 0.82 1.08 (0.18) (0.12) (0.30) 13.12
2016 11.87 0.19 0.47 0.66 (0.12) (0.07) (0.19) 12.34
Class 3 shares
2021(c) 14.82 (0.03) 0.60 0.57 – – – 15.39
2020(g) 14.65 0.02 0.15 0.17 – – – 14.82

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
8.23% (d) $ 394,436 0.30% (e) – % (0.30) % (e) 12.0% (e)
13.06 378,238 0.30 (f) – 1.74 22.3
20.18 353,687 0.31 (f) – 1.80 18.8
(4.07) 325,228 0.30 (f) – 1.53 16.3
13.34 355,062 0.30 (f) – 4.30 12.5
7.56 313,672 0.30 (f) – 1.49 11.7
8.09 (d) 11 0.45 (e) – (0.42) (e) 12.0 (e)
1.70 (d) 10 0.45 (e) – 5.91 (e) 22.3 (e)
8.04 (d) 1,147,507 0.37 (e) – (0.12) (e) 62.8 (e)
8.98 995,575 0.37 – 1.63 85.9
17.57 765,417 0.37 (f) – 2.32 36.2
(4.60) 384,706 0.37 (f) – 1.96 103.6
9.70 (d) 171,769 0.38 (e),(f) – 3.80 (e) 0.9 (e)
8.04 (d) 11 0.52 (e) – (0.27) (e) 62.8 (e)
1.68 (d) 10 0.52 (e) – 7.20 (e) 85.9 (e)
3.91 (d) 328,840 0.30 (e) ,(i) 0.30 (e),(j) (0.30) (e) 21.7 (e)
11.27 323,525 0.30 (i) 0.30 (j) 2.10 31.2
15.16 279,888 0.31 (i) 0.31 (j) 2.16 25.6
(2.38) 241,331 0.30 (i) 0.30 (j) 1.72 22.8
8.81 268,135 0.30 (i) 0.30 (j) 2.06 21.2
5.56 254,001 0.30 (i) 0.30 (j) 1.56 19 .3
3.85 (d) 11 0.45 (e) – (0.43) (e) 21.7 (e)
1.16 (d) 10 0.45 (e) – 2.69 (e) 31.2 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(h) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(i) Reflects Manager's voluntary expense limit.
(j) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2021(c) $ 17 .77 $ 0 .17 $ 1 .28 $ 1 .45 $ – $ – $ – $ 19 .22
2020 15 .71 0 .18 2 .29 2 .47 ( 0 .41 ) – ( 0 .41 ) 17 .77
2019 13 .72 0 .28 2 .75 3 .03 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 15 .71
2018 17 .01 0 .31 ( 3 .25 ) ( 2 .94 ) ( 0 .35 ) – ( 0 .35 ) 13 .72
2017 13 .42 0 .21 3 .67 3 .88 ( 0 .29 ) – ( 0 .29 ) 17 .01
2016 13 .68 0 .24 ( 0 .18 ) 0 .06 ( 0 .32 ) – ( 0 .32 ) 13 .42
EQUITY INCOME ACCOUNT
Class 1 shares
2021(c) 28 .54 0 .28 3 .63 3 .91 – – – 32 .45
2020 28 .19 0 .55 1 .08 1 .63 ( 0 .52 ) ( 0 .76 ) ( 1 .28 ) 28 .54
2019 22 .86 0 .56 6 .00 6 .56 ( 0 .51 ) ( 0 .72 ) ( 1 .23 ) 28 .19
2018 26 .08 0 .64 ( 1 .72 ) ( 1 .08 ) ( 0 .52 ) ( 1 .62 ) ( 2 .14 ) 22 .86
2017 23 .20 0 .56 4 .14 4 .70 ( 0 .58 ) ( 1 .24 ) ( 1 .82 ) 26 .08
2016 21 .67 0 .57 2 .77 3 .34 ( 0 .64 ) ( 1 .17 ) ( 1 .81 ) 23 .20
Class 2 shares
2021(c) 28 .26 0 .24 3 .59 3 .83 – – – 32 .09
2020 27 .93 0 .48 1 .06 1 .54 ( 0 .45 ) ( 0 .76 ) ( 1 .21 ) 28 .26
2019 22 .66 0 .49 5 .95 6 .44 ( 0 .45 ) ( 0 .72 ) ( 1 .17 ) 27 .93
2018 25 .87 0 .57 ( 1 .70 ) ( 1 .13 ) ( 0 .46 ) ( 1 .62 ) ( 2 .08 ) 22 .66
2017 23 .03 0 .49 4 .11 4 .60 ( 0 .52 ) ( 1 .24 ) ( 1 .76 ) 25 .87
2016 21 .52 0 .51 2 .75 3 .26 ( 0 .58 ) ( 1 .17 ) ( 1 .75 ) 23 .03
Class 3 shares
2021(c) 28 .53 0 .23 3 .61 3 .84 – – – 32 .37
2020(f) 27 .94 0 .03 0 .56 0 .59 – – – 28 .53
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2021(c) 9 .83 0 .03 ( 0 .08 ) ( 0 .05 ) – – – 9 .78
2020 9 .81 0 .12 0 .16 0 .28 ( 0 .26 ) – ( 0 .26 ) 9 .83
2019 9 .47 0 .22 0 .39 0 .61 ( 0 .27 ) – ( 0 .27 ) 9 .81
2018 9 .76 0 .23 ( 0 .15 ) 0 .08 ( 0 .37 ) – ( 0 .37 ) 9 .47
2017 9 .98 0 .31 ( 0 .12 ) 0 .19 ( 0 .41 ) – ( 0 .41 ) 9 .76
2016 10 .16 0 .33 ( 0 .14 ) 0 .19 ( 0 .37 ) – ( 0 .37 ) 9 .98
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2021(c) 19 .94 0 .10 1 .99 2 .09 – – – 22 .03
2020 17 .13 0 .12 3 .10 3 .22 ( 0 .41 ) – ( 0 .41 ) 19 .94
2019 15 .12 0 .40 2 .20 2 .60 ( 0 .15 ) ( 0 .44 ) ( 0 .59 ) 17 .13
2018 19 .40 0 .19 ( 4 .25 ) ( 4 .06 ) ( 0 .22 ) – ( 0 .22 ) 15 .12
2017 13 .94 0 .15 5 .53 5 .68 ( 0 .22 ) – ( 0 .22 ) 19 .40
2016 12 .88 0 .14 1 .08 1 .22 ( 0 .16 ) – ( 0 .16 ) 13 .94

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
8 .16% (d) $ 305,731 0 .89% (e) 1 .79% (e) 40 .9% (e)
16 .16 291,726 0 .92 1 .19 47 .1
22 .69 266,768 0 .93 1 .86 43 .7
( 17 .54 ) 233,612 0 .91 1 .91 59 .3
29 .06 292,975 0 .91 1 .37 42 .8
0 .36 243,997 0 .91 1 .77 56 .8
13 .70 (d) 681,402 0 .47 (e) 1 .86 (e) 7 .8 (e)
6 .43 755,882 0 .48 2 .18 21 .0
29 .09 741,311 0 .47 2 .16 17 .9
( 5 .01 ) 636,177 0 .49 2 .47 13 .2
21 .08 572,629 0 .50 2 .26 15 .9
15 .72 525,829 0 .50 2 .54 17 .1
13 .55 (d) 43,782 0 .72 (e) 1 .61 (e) 7 .8 (e)
6 .15 33,951 0 .73 1 .93 21 .0
28 .78 31,874 0 .72 1 .91 17 .9
( 5 .24 ) 25,207 0 .74 2 .23 13 .2
20 .77 27,469 0 .75 2 .00 15 .9
15 .43 24,197 0 .75 2 .29 17 .1
13 .46 (d) 33 0 .87 (e) 1 .49 (e) 7 .8 (e)
2 .11 (d) 10 0 .88 (e) 1 .88 (e) 21 .0 (e)
( 0 .51 ) (d) 189,200 0 .50 (e) 0 .58 (e) 372 .9 (e)
2 .87 227,996 0 .51 1 .22 124 .6
6 .45 241,332 0 .51 2 .26 22 .5
0 .91 219,612 0 .51 2 .43 17 .4
1 .88 241,839 0 .51 3 .09 24 .3
1 .80 247,620 0 .51 3 .25 25 .8
10 .48 (d) 101,766 1 .18 (e) ,(g) 0 .95 (e) 35 .2 (e)
19 .23 93,839 1 .21 (g) ,(h) 0 .71 57 .6
17 .60 89,729 1 .20 (g) 2 .46 112 .5
( 21 .02 ) 83,366 1 .35 (g) 1 .05 121 .8
40 .84 114,735 1 .35 (g) 0 .91 98 .6
9 .40 (i) 85,677 1 .40 (g) 1 .07 115 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(g) Reflects Manager's contractual expense limit.
(h) Includes .01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(i) During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2021(c) $ 48 .46 ( $ 0 .06 ) $ 7 .07 $ 7 .01 $ – $ – $ – $ 55 .47
2020 37 .64 ( 0 .06 ) 13 .36 13 .30 ( 0 .01 ) ( 2 .47 ) ( 2 .48 ) 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
2016 26 .33 0 .01 0 .34 0 .35 – ( 2 .13 ) ( 2 .13 ) 24 .55
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2021(c) 21 .94 0 .14 3 .17 3 .31 – – – 25 .25
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
2017 15 .44 0 .29 2 .97 3 .26 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 18 .06
2016 14 .41 0 .29 1 .36 1 .65 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .44
Class 2 shares
2021(c) 21 .65 0 .11 3 .13 3 .24 – – – 24 .89
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
2017 15 .38 0 .25 2 .95 3 .20 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .95
2016 14 .39 0 .26 1 .35 1 .61 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .38
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2021(c) 16 .90 0 .08 2 .24 2 .32 – – – 19 .22
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
2017 12 .15 0 .18 2 .11 2 .29 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 13 .42
2016 11 .27 0 .19 0 .96 1 .15 ( 0 .12 ) ( 0 .15 ) ( 0 .27 ) 12 .15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
14 .47% (d) $ 678,592 0 .67% (e) ,(f) ( 0 .25 ) % (e) 21 .4% (e)
36 .20 612,357 0 .69 (f) ( 0 .14 ) 42 .2
34 .92 502,653 0 .71 (f) 0 .03 30 .4
3 .60 296,139 0 .74 (f) 0 .08 36 .9
33 .71 302,147 0 .75 (f) 0 .03 36 .2
1 .26 244,058 0 .76 (f) 0 .04 36 .8
15 .09 (d) 3,076,503 0 .25 (e) 1 .20 (e) 2 .3 (e)
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
21 .49 2,563,986 0 .25 1 .71 3 .0
11 .59 2,262,283 0 .25 1 .96 6 .4
14 .97 (d) 38,436 0 .50 (e) 0 .94 (e) 2 .3 (e)
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
21 .20 3,234 0 .50 1 .46 3 .0
11 .30 766 0 .50 1 .74 6 .4
13 .73 (d) 244,670 0 .46 (e) 0 .92 (e) 2 .4 (e)
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
19 .55 222,026 0 .46 (f) 1 .40 3 .0
10 .33 198,548 0 .46 (f) 1 .63 4 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
MIDCAP ACCOUNT
Class 1 shares
2021(c) $ 63 .69 $ 0 .02 $ 8 .39 $ 8 .41 $ – $ – $ – $ 72 .10
2020 59 .93 0 .08 9 .93 10 .01 ( 0 .44 ) ( 5 .81 ) ( 6 .25 ) 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
2016 55 .24 0 .33 5 .30 5 .63 ( 0 .24 ) ( 9 .67 ) ( 9 .91 ) 50 .96
Class 2 shares
2021(c) 63 .08 ( 0 .07 ) 8 .30 8 .23 – – – 71 .31
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
2016 54 .97 0 .20 5 .27 5 .47 ( 0 .08 ) ( 9 .67 ) ( 9 .75 ) 50 .69
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2021(c) 34 .30 0 .15 4 .72 4 .87 – – – 39 .17
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
Class 2 shares
2021(c) 33 .81 0 .10 4 .66 4 .76 – – – 38 .57
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2021(c) 13 .59 0 .10 0 .45 0 .55 – – – 14 .14
2020 12 .75 0 .25 1 .17 1 .42 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 13 .59
2019 12 .18 0 .32 1 .37 1 .69 ( 0 .39 ) ( 0 .73 ) ( 1 .12 ) 12 .75
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18
2017 12 .48 0 .34 1 .07 1 .41 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .41
2016 12 .18 0 .27 0 .37 0 .64 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 12 .48

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
13 .20% (d) $ 644,877 0 .53% (e) 0 .05% (e) 15 .6% (e)
18 .33 (f) 604,094 0 .54 0 .14 12 .2
43 .10 (f) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
10 .37 576,634 0 .54 0 .62 13 .6
13 .05 (d) 30,817 0 .78 (e) ( 0 .20 ) (e) 15 .6 (e)
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (f) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (f) 15,710 0 .79 0 .04 24 .6
25 .19 (f) 17,792 0 .79 0 .09 13 .4
10 .11 14,985 0 .79 0 .38 13 .6
14 .20 (d) 155,726 0 .63 (e) 0 .83 (e) 29 .0 (e)
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
14 .08 (d) 25,174 0 .88 (e) 0 .58 (e) 29 .0 (e)
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (f) 8,757 0 .88 1 .28 44 .9
20 .46 (f) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
4 .05 (d) 36,417 0 .02 (e) 1 .40 (e) 23 .6 (e)
11 .40 35,824 0 .02 1 .94 71 .6
14 .10 31,499 0 .04 2 .51 60 .8
( 3 .87 ) 31,890 0 .02 2 .43 29 .0
11 .42 41,836 0 .01 2 .57 21 .7
5 .25 42,641 0 .02 2 .16 28 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2021(c) $ 14 .99 $ 0 .09 $ 0 .86 $ 0 .95 $ – $ – $ – $ 15 .94
2020 13 .90 0 .25 1 .49 1 .74 ( 0 .38 ) ( 0 .27 ) ( 0 .65 ) 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
2017 12 .66 0 .36 1 .52 1 .88 ( 0 .27 ) ( 0 .16 ) ( 0 .43 ) 14 .11
2016 12 .64 0 .26 0 .47 0 .73 ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 12 .66
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2021(c) 14 .51 0 .07 1 .21 1 .28 – – – 15 .79
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
2017 11 .45 0 .34 1 .73 2 .07 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 13 .17
2016 11 .45 0 .22 0 .45 0 .67 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 11 .45
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2021(c) 18 .09 0 .06 1 .87 1 .93 – – – 20 .02
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
2017 13 .52 0 .36 2 .41 2 .77 ( 0 .20 ) ( 0 .12 ) ( 0 .32 ) 15 .97
2016 13 .53 0 .22 0 .51 0 .73 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 13 .52
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2021(c) 17 .47 0 .04 2 .04 2 .08 – – – 19 .55
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
2017 13 .06 0 .32 2 .55 2 .87 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 15 .62
2016 13 .07 0 .21 0 .52 0 .73 ( 0 .18 ) ( 0 .56 ) ( 0 .74 ) 13 .06

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
6 .34% (d) $ 198,726 0 .00% (e) 1 .12% (e) 17 .0% (e)
12 .89 194,167 0 .01 1 .81 53 .4
18 .12 190,475 0 .01 2 .47 52 .7
( 5 .40 ) 172,173 0 .01 2 .37 28 .7
15 .00 197,935 0 .00 2 .64 23 .6
5 .76 186,646 0 .01 2 .03 17 .7
8 .82 (d) 254,161 0 .00 (e) 0 .87 (e) 24 .1 (e)
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 2 .21 28 .6
18 .26 152,469 0 .01 2 .77 31 .0
5 .87 123,825 0 .01 1 .89 22 .4
10 .67 (d) 125,587 0 .01 (e) 0 .64 (e) 22 .1 (e)
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 2 .17 14 .5
20 .68 63,759 0 .01 2 .43 28 .3
5 .45 49,980 0 .02 1 .68 30 .4
11 .91 (d) 64,627 0 .01 (e) 0 .44 (e) 16 .8 (e)
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 2 .03 22 .6
22 .14 31,610 0 .02 2 .23 36 .5
5 .58 26,674 0 .03 1 .64 33 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2021(c) $ 16 .49 $ 0 .02 $ 2 .05 $ 2 .07 $ – $ – $ – $ 18 .56
2020 14 .68 0 .25 2 .10 2 .35 ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
2017 11 .88 0 .40 2 .29 2 .69 ( 0 .12 ) ( 0 .07 ) ( 0 .19 ) 14 .38
2016 11 .75 0 .18 0 .46 0 .64 ( 0 .13 ) ( 0 .38 ) ( 0 .51 ) 11 .88
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2021(c) 12 .84 0 .10 0 .29 0 .39 – – – 13 .23
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
2017 11 .40 0 .30 0 .69 0 .99 ( 0 .28 ) – ( 0 .28 ) 12 .11
2016 11 .15 0 .26 0 .27 0 .53 ( 0 .28 ) – ( 0 .28 ) 11 .40
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2021(c) 19 .11 0 .12 3 .76 3 .88 – – – 22 .99
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
Class 2 shares
2021(c) 19 .16 0 .10 3 .75 3 .85 – – – 23 .01
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
12 .55% (d) $ 15,151 0 .04% (e) ,(f) 0 .28% (e) 25 .1% (e)
16 .58 11,468 0 .07 (f) 1 .73 58 .8
27 .24 8,131 0 .10 (f) 2 .15 38 .6
( 9 .25 ) 4,649 0 .10 (f) 1 .71 84 .9
22 .74 5,712 0 .10 (f) 2 .98 33 .1
5 .52 2,644 0 .10 (f) 1 .55 43 .1
3 .04 (d) 31,249 0 .02 (e) 1 .54 (e) 24 .5 (e)
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 2 .61 31 .2
8 .76 24,630 0 .02 2 .56 20 .0
4 .77 24,741 0 .03 2 .29 28 .5
20 .30 (d) 152,359 0 .82 (e) 1 .16 (e) 24 .6 (e)
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (f) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
20 .09 (d) 8,810 1 .07 (e) 0 .92 (e) 24 .6 (e)
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (f) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2021(c) $ 16 .51 $ 0 .05 $ 1 .56 $ 1 .61 $ – $ – $ – $ 18 .12
2020 15 .67 0 .26 1 .43 1 .69 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
Class 2 shares
2021(c) 16 .29 0 .03 1 .53 1 .56 – – – 17 .85
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2021(c) 12 .80 0 .06 0 .84 0 .90 – – – 13 .70
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
Class 2 shares
2021(c) 12 .61 0 .05 0 .82 0 .87 – – – 13 .48
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2021(c) 21 .75 0 .02 2 .69 2 .71 – – – 24 .46
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
Class 2 shares
2021(c) 21 .40 ( 0 .01 ) 2 .64 2 .63 – – – 24 .03
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
9 .75% (d) $ 598,724 0 .23% (e) 0 .57% (e) 56 .2% (e)
11 .28 568,806 0 .23 1 .74 18 .9
20 .01 574,960 0 .24 (f) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (f) 2 .29 18 .2
15 .21 678,409 0 .23 2 .92 27 .4
6 .82 672,562 0 .23 2 .07 16 .5
9 .58 (d) 146,449 0 .48 (e) 0 .32 (e) 56 .2 (e)
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (f) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (f) 2 .10 18 .2
14 .88 110,129 0 .48 2 .77 27 .4
6 .62 97,047 0 .48 1 .88 16 .5
7 .03 (d) 171,761 0 .23 (e) 0 .99 (e) 59 .3 (e)
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (f) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (f) 2 .79 19 .5
11 .46 178,523 0 .23 3 .16 26 .3
6 .37 183,830 0 .23 2 .64 19 .8
6 .90 (d) 32,462 0 .48 (e) 0 .74 (e) 59 .3 (e)
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (f) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (f) 2 .59 19 .5
11 .14 20,541 0 .48 3 .06 26 .3
6 .08 17,477 0 .48 2 .39 19 .8
12 .46 (d) 244,035 0 .23 (e) 0 .15 (e) 63 .6 (e)
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (f) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (f) 1 .81 27 .0
19 .78 220,054 0 .23 2 .88 35 .1
7 .00 194,284 0 .23 1 .73 25 .5
12 .29 (d) 182,243 0 .48 (e) ( 0 .10 ) (e) 63 .6 (e)
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (f) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (f) 1 .60 27 .0
19 .46 127,079 0 .48 2 .68 35 .1
6 .76 108,247 0 .48 1 .49 25 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2021(c) $ 12 .81 $ 0 .08 $ 0 .52 $ 0 .60 $ – $ – $ – $ 13 .41
2020 12 .58 0 .31 0 .57 0 .88 ( 0 .36 ) ( 0 .29 ) ( 0 .65 ) 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
2016 12 .27 0 .42 0 .44 0 .86 ( 0 .43 ) ( 0 .25 ) ( 0 .68 ) 12 .45
Class 2 shares
2021(c) 12 .66 0 .06 0 .52 0 .58 – – – 13 .24
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
2016 12 .17 0 .38 0 .44 0 .82 ( 0 .40 ) ( 0 .25 ) ( 0 .65 ) 12 .34
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2021(c) 24 .17 ( 0 .01 ) 3 .41 3 .40 – – – 27 .57
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
2016 18 .70 0 .30 0 .85 1 .15 ( 0 .28 ) ( 1 .03 ) ( 1 .31 ) 18 .54
Class 2 shares
2021(c) 23 .80 ( 0 .04 ) 3 .35 3 .31 – – – 27 .11
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
2016 18 .50 0 .26 0 .83 1 .09 ( 0 .23 ) ( 1 .03 ) ( 1 .26 ) 18 .33
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2021(c) 2 .60 0 .01 ( 0 .01 ) – – – – 2 .60
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
2016 2 .54 0 .05 – 0 .05 ( 0 .05 ) – ( 0 .05 ) 2 .54
SMALLCAP ACCOUNT
Class 1 shares
2021(c) 17 .26 0 .02 3 .49 3 .51 – – – 20 .77
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
2016 13 .55 0 .15 2 .15 2 .30 ( 0 .04 ) ( 0 .60 ) ( 0 .64 ) 15 .21
Class 2 shares
2021(c) 17 .17 – 3 .47 3 .47 – – – 20 .64
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04
2016 13 .52 0 .11 2 .15 2 .26 ( 0 .01 ) ( 0 .60 ) ( 0 .61 ) 15 .17

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
4 .68% (d) $ 150,175 0 .23% (e) 1 .18% (e) 61 .0% (e)
7 .27 149,396 0 .24 2 .51 38 .6
13 .25 157,922 0 .24 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 3 .19 19 .9
8 .41 194,742 0 .23 3 .69 29 .3
7 .04 196,393 0 .23 3 .32 17 .1
4 .58 (d) 38,021 0 .48 (e) 0 .93 (e) 61 .0 (e)
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 3 .07 19 .9
8 .13 23,003 0 .48 3 .57 29 .3
6 .73 20,085 0 .48 3 .06 17 .1
14 .07 (d) 210,954 0 .23 (e) ( 0 .10 ) (e) 51 .6 (e)
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (f) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (f) 1 .56 37 .8
22 .22 163,861 0 .23 2 .50 37 .7
6 .15 145,083 0 .23 1 .61 23 .4
13 .91 (d) 190,300 0 .48 (e) ( 0 .35 ) (e) 51 .6 (e)
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (f) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (f) 1 .34 37 .8
21 .95 126,632 0 .48 2 .33 37 .7
5 .90 103,870 0 .48 1 .41 23 .4
0 .00 (d) 149,325 0 .46 (e) 1 .13 (e) 54 .7 (e)
3 .36 157,019 0 .51 (f) 1 .61 73 .7
4 .70 130,852 0 .51 (f) 2 .31 54 .2
1 .02 149,075 0 .50 (f) 2 .19 49 .9
2 .39 158,446 0 .50 (f) 2 .01 67 .3
2 .14 170,538 0 .50 (f) 1 .91 48 .6
19 .99 (d) ,(g) 224,544 0 .82 (e) 0 .20 (e) 48 .6 (e)
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
17 .39 209,911 0 .83 1 .08 57 .1
19 .92 (d) ,(g) 10,131 1 .07 (e) ( 0 .05 ) (e) 48 .6 (e)
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (g) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (g) 5,371 1 .08 0 .12 64 .1
17 .15 4,938 1 .08 0 .80 57 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2021.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and
other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable
Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the
Accounts bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Accounts invest. These expenses are not included in the Account’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( January 1, 2021 to
June 30, 2021 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value January 1, 2021
Ending
Account Value
June 30, 2021
Expenses Paid
During Period
January 1, 2021
to June 30, 2021
(a)
Annualized
Expense Ratio
Blue Chip Account Class 3
Actual $ 1,000.00 $ 1,166.34 $ 5.64 1.05%
Hypothetical 1,000.00 1,019.59 5.26 1.05
Bond Market Index Account Class 1
Actual 1,000.00 983.05 0.69 0.14
Hypothetical 1,000.00 1,024.10 0.70 0.14
Core Plus Bond Account Class 1
Actual 1,000.00 993.42 2.32 0.47
Hypothetical 1,000.00 1,022.46 2.36 0.47
Diversified Balanced Account Class 1
Actual 1,000.00 1,064.28 0.26 0.05
Hypothetical 1,000.00 1,024.55 0.25 0.05
Diversified Balanced Account Class 2
Actual 1,000.00 1,063.03 1.53 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified Balanced Account Class 3
Actual 1,000.00 1,062.00 2.30 0.45
Hypothetical 1,000.00 1,022.56 2.26 0.45
Diversified Balanced Managed Volatility Account Class 2
Actual 1,000.00 1,058.61 1.53 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified Balanced Managed Volatility Account Class 3
Actual 1,000.00 1,057.88 2.30 0.45
Hypothetical 1,000.00 1,022.56 2.26 0.45

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Beginning Account
Value January 1, 2021
Ending
Account Value
June 30, 2021
Expenses Paid
During Period
January 1, 2021
to June 30, 2021
(a)
Annualized
Expense Ratio
Diversified Balanced Volatility Control Account Class 2
Actual $ 1,000.00 $ 1,057.26 $ 1.94 0.38%
Hypothetical 1,000.00 1,022.91 1.91 0.38
Diversified Balanced Volatility Control Account Class 3
Actual 1,000.00 1,057.26 2.70 0.53
Hypothetical 1,000.00 1,022.17 2.66 0.53
Diversified Growth Account Class 2
Actual 1,000.00 1,087.84 1.55 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified Growth Account Class 3
Actual 1,000.00 1,086.85 2.33 0.45
Hypothetical 1,000.00 1,022.56 2.26 0.45
Diversified Growth Managed Volatility Account Class 2
Actual 1,000.00 1,082.34 1.55 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified Growth Managed Volatility Account Class 3
Actual 1,000.00 1,080.95 2.32 0.45
Hypothetical 1,000.00 1,022.56 2.26 0.45
Diversified Growth Volatility Control Account Class 2
Actual 1,000.00 1,080.44 1.91 0.37
Hypothetical 1,000.00 1,022.96 1.86 0.37
Diversified Growth Volatility Control Account Class 3
Actual 1,000.00 1,080.44 2.68 0.52
Hypothetical 1,000.00 1,022.22 2.61 0.52
Diversified Income Account Class 2
Actual 1,000.00 1,039.14 1.52 0.30
Hypothetical 1,000.00 1,023.31 1.51 0.30
Diversified Income Account Class 3
Actual 1,000.00 1,038.46 2.27 0.45
Hypothetical 1,000.00 1,022.56 2.26 0.45
Diversified International Account Class 1
Actual 1,000.00 1,081.60 4.59 0.89
Hypothetical 1,000.00 1,020.38 4.46 0.89
Equity Income Account Class 1
Actual 1,000.00 1,137.00 2.49 0.47
Hypothetical 1,000.00 1,022.46 2.36 0.47
Equity Income Account Class 2
Actual 1,000.00 1,135.53 3.81 0.72
Hypothetical 1,000.00 1,021.22 3.61 0.72
Equity Income Account Class 3
Actual 1,000.00 1,134.60 4.60 0.87
Hypothetical 1,000.00 1,020.48 4.36 0.87
Government & High Quality Bond Account Class 1
Actual 1,000.00 994.91 2.47 0.50
Hypothetical 1,000.00 1,022.32 2.51 0.50
International Emerging Markets Account Class 1
Actual 1,000.00 1,104.81 6.16 1.18
Hypothetical 1,000.00 1,018.94 5.91 1.18
LargeCap Growth Account I Class 1
Actual 1,000.00 1,144.66 3.56 0.67
Hypothetical 1,000.00 1,021.47 3.36 0.67
LargeCap S&P 500 Index Account Class 1
Actual 1,000.00 1,150.87 1.33 0.25
Hypothetical 1,000.00 1,023.55 1.25 0.25

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Beginning Account
Value January 1, 2021
Ending
Account Value
June 30, 2021
Expenses Paid
During Period
January 1, 2021
to June 30, 2021
(a)
Annualized
Expense Ratio
LargeCap S&P 500 Index Account Class 2
Actual $ 1,000.00 $ 1,149.65 $ 2.66 0.50%
Hypothetical 1,000.00 1,022.32 2.51 0.50
LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual 1,000.00 1,137.28 2.44 0.46
Hypothetical 1,000.00 1,022.51 2.31 0.46
MidCap Account Class 1
Actual 1,000.00 1,132.05 2.80 0.53
Hypothetical 1,000.00 1,022.17 2.66 0.53
MidCap Account Class 2
Actual 1,000.00 1,130.47 4.12 0.78
Hypothetical 1,000.00 1,020.93 3.91 0.78
Principal Capital Appreciation Account Class 1
Actual 1,000.00 1,141.98 3.35 0.63
Hypothetical 1,000.00 1,021.67 3.16 0.63
Principal Capital Appreciation Account Class 2
Actual 1,000.00 1,140.79 4.67 0.88
Hypothetical 1,000.00 1,020.43 4.41 0.88
Principal LifeTime 2010 Account Class 1
Actual 1,000.00 1,040.47 0.10 0.02
Hypothetical 1,000.00 1,024.70 0.10 0.02
Principal LifeTime 2020 Account Class 1
Actual 1,000.00 1,063.38 0.00 0.00
Hypothetical 1,000.00 1,024.79 0.00 0.00
Principal LifeTime 2030 Account Class 1
Actual 1,000.00 1,088.22 0.00 0.00
Hypothetical 1,000.00 1,024.79 0.00 0.00
Principal LifeTime 2040 Account Class 1
Actual 1,000.00 1,106.69 0.05 0.01
Hypothetical 1,000.00 1,024.74 0.05 0.01
Principal LifeTime 2050 Account Class 1
Actual 1,000.00 1,119.06 0.05 0.01
Hypothetical 1,000.00 1,024.74 0.05 0.01
Principal LifeTime 2060 Account Class 1
Actual 1,000.00 1,125.53 0.21 0.04
Hypothetical 1,000.00 1,024.60 0.20 0.04
Principal LifeTime Strategic Income Account Class 1
Actual 1,000.00 1,030.37 0.10 0.02
Hypothetical 1,000.00 1,024.70 0.10 0.02
Real Estate Securities Account Class 1
Actual 1,000.00 1,203.04 4.48 0.82
Hypothetical 1,000.00 1,020.73 4.11 0.82
Real Estate Securities Account Class 2
Actual 1,000.00 1,200.94 5.84 1.07
Hypothetical 1,000.00 1,019.49 5.36 1.07
SAM Balanced Portfolio Class 1
Actual 1,000.00 1,097.52 1.20 0.23
Hypothetical 1,000.00 1,023.65 1.15 0.23
SAM Balanced Portfolio Class 2
Actual 1,000.00 1,095.76 2.49 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2021 (unaudited)

Beginning Account
Value January 1, 2021
Ending
Account Value
June 30, 2021
Expenses Paid
During Period
January 1, 2021
to June 30, 2021
(a)
Annualized
Expense Ratio
SAM Conservative Balanced Portfolio Class 1
Actual $ 1,000.00 $ 1,070.31 $ 1.18 0.23%
Hypothetical 1,000.00 1,023.65 1.15 0.23
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 1,068.99 2.46 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 1,124.60 1.21 0.23
Hypothetical 1,000.00 1,023.65 1.15 0.23
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 1,122.90 2.53 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 1,046.84 1.17 0.23
Hypothetical 1,000.00 1,023.65 1.15 0.23
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 1,045.81 2.43 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 1,140.67 1.22 0.23
Hypothetical 1,000.00 1,023.65 1.15 0.23
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 1,139.08 2.55 0.48
Hypothetical 1,000.00 1,022.41 2.41 0.48
Short-Term Income Account Class 1
Actual 1,000.00 1,000.00 2.28 0.46
Hypothetical 1,000.00 1,022.51 2.31 0.46
SmallCap Account Class 1
Actual 1,000.00 1,199.88 4.47 0.82
Hypothetical 1,000.00 1,020.73 4.11 0.82
SmallCap Account Class 2
Actual 1,000.00 1,199.18 5.83 1.07
Hypothetical 1,000.00 1,019.49 5.36 1.07
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are also sponsored by Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72
(unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”), as shown below are considered to be interested because of an affiliation with the
Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 126 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 126 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 126 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
126 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
126 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 126 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford (“Padel”) L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 126 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
126 None

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life Insurance Company.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 126 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 126 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
126 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
126 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffman
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Prior thereto, Senior Accounting Analyst, PLIC
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Secretary
Des Moines, IA 50392
1979
Chief Financial Officer, PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PFSI since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2021 and as supplemented, and the Statement of Additional
Information dated May 1, 2021 and as supplemented. These documents may be obtained free of charge by writing Principal Funds,
Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses-pvc.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
The Board of Directors of Principal Funds, Inc. (the “Board”) met on March 9, 2021 to review the liquidity risk management program
(the “Program”) applicable to all series of the Principal Variable Contracts Funds Inc. (each a “Fund”), pursuant to Rule 22e-4 under the
Investment Company Act of 1940, as amended (the “Liquidity Rule”) for the period from January 1, 2020 through December 31, 2020 (the
“Reporting Period”). At the meeting, the committee designated by the Board to administer the Program, the Liquidity Risk Management
Committee (the “Committee”), addressed the operation, adequacy and effectiveness of the Program, the operation of each Fund’s highly liquid investment minimum, where applicable, and any material changes made to the Program during the Reporting Period.
The Committee noted key factors it considered when assessing, managing and reviewing each Fund’s liquidity risk. Such factors included each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including (a) whether the Fund’s investment strategy is appropriate for an open-end fund, (b) the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and (c) the use of borrowings for investment purposes and use of leveraged derivatives and financial commitment obligations; short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and each Fund’s shareholder ownership concentration.
There were no material changes to the Program during the Reporting Period. The Committee concluded, based on the operation of the functions as described in the Report that the Program is operating as intended and is effective in implementing the requirements of the
Liquidity Rule.

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal, Principal and symbol design, and Principal Financial Group are trademarks and service marks of Principal Financial Services, Inc., a member of the Principal Financial Group.
© 2021 Principal Financial Services, Inc. | MM1291-26 | 06/2021 | 1692832

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/20/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	8/20/2021

By	/s/ Michael Scholten

            Michael Scholten, Chief Financial Officer

Date	8/20/2021